UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Item 1. Reports to Stockholders

VALIC Company II

Semi-Annual Report, February 28, 2017

SAVING : INVESTING : PLANNING

VALIC Company II

SEMI-ANNUAL REPORT FEBRUARY 28, 2017

VALIC Company II

PRESIDENT’S LETTER (Unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the six-month period ended February 28, 2017. We encourage you to carefully read this report and thank you for your investment.

Domestically, the total return for the S&P 500® Index,* widely regarded as the best single gauge of the U.S. equity market, rose 10.01% during the six month period ended February 28, 2017. The election of Donald Trump as the next U.S. President changed the course of the fourth quarter. After the S&P 500’s nearly 2% decline in October, the U.S. equity market completely reversed itself and rallied into year-end, supported by continued improvement of economic fundamentals and ignited by the anticipation of tax cuts and reform, regulatory relief and infrastructure spending under the new administration. In short, a renewed optimism of stronger economic growth captured the markets, rallying U.S. equities and raising U.S. Treasury yields. There also was important news in the oil markets. At the end of the period, OPEC reached an agreement to cut oil production. This served to increase oil prices, a dramatic reversal from the low price levels seen earlier in the year. In February, all major benchmarks hit record highs.

As anticipated prior to the presidential election, the Federal Reserve (the “Fed”) increased the federal funds target rate by 0.25% to a range between 0.50% and 0.75% following their December meeting. Notes released from the Fed cited a better labor market and inflation moving toward the Fed’s 2% target level. The Federal Reserve is forecasted to increase rates three more time in 2017 as it seeks to normalize interest rates.

During the six month period ended February 28, 2017 fixed income markets declined across most of the spectrum, with the Bloomberg Barclays U.S. Aggregate Bond Index,** a broad measure of the bond market, down 2.19%. Long Treasuries, as measured by the Bloomberg Barclays US Treasury Long Index,*** erased most of the gains made in the first half of the 2016, declining -11.39% and only risk assets, such as high yield assets, gained some ground.

The MSCI EAFE Index (net),**** designed to measure the equity market performance of developed foreign markets (Europe, Australasia, Far East), excluding the U.S. and Canada, rose 4.90% during the six month period ended February 28, 2017. Global growth continued to slow during the period which weighed heavily on international markets. Further compounding global pressures was the shadow that was cast over the Eurozone amidst the fallout and potential ramifications from the United Kingdom’s vote to leave the European Union, dubbed “Brexit” (British Exit).

We appreciate being part of your investment program and thank you for your ongoing confidence in us. We look forward to serving your investment needs in the years ahead.

Sincerely,

John T. Genoy, President

VALIC Company II

Past performance is no guarantee of future results.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.
***	The Bloomberg Barclays US Treasury Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index. STRIPS are excluded from the index because their inclusion would result in double-counting.
****	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

1

VALIC Company II

EXPENSE EXAMPLE — February 28, 2017 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at September 1, 2016 and held until February 28, 2017. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Plan Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA documents for more details on the fees associated with the Variable Contract, Plans or IRA’s.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended February 28, 2017” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended February 28, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans and IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2017” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended February 28, 2017” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 28, 2017” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company II

EXPENSE EXAMPLE — February 28, 2017 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at September 1, 2016	Ending Account Value Using Actual Return at February 28, 2017	Expenses Paid During the Six Months Ended February 28, 2017*	Beginning Account Value at September 1, 2016	Ending Account Value Using a Hypothetical 5% Annual Return at February 28, 2017	Expenses Paid During the Six Months Ended February 28, 2017*	Annualized Expense Ratio
Aggressive Growth Lifestyle#	$1,000.00	$1,058.60	$0.51	$1,000.00	$1,024.30	$0.50	0.10%
Capital Appreciation#	$1,000.00	$1,065.04	$4.35	$1,000.00	$1,020.58	$4.26	0.85%
Conservative Growth Lifestyle#	$1,000.00	$1,024.54	$0.50	$1,000.00	$1,024.30	$0.50	0.10%
Core Bond#	$1,000.00	$985.84	$3.79	$1,000.00	$1,020.98	$3.86	0.77%
Government Money Market II#	$1,000.00	$1,000.10	$2.28	$1,000.00	$1,022.51	$2.31	0.46%
High Yield Bond	$1,000.00	$1,042.33	$4.86	$1,000.00	$1,020.03	$4.81	0.96%
International Opportunities#	$1,000.00	$1,018.75	$5.01	$1,000.00	$1,019.84	$5.01	1.00%
Large Cap Value#	$1,000.00	$1,139.05	$4.30	$1,000.00	$1,020.78	$4.06	0.81%
Mid Cap Growth#	$1,000.00	$1,085.51	$4.40	$1,000.00	$1,020.58	$4.26	0.85%
Mid Cap Value	$1,000.00	$1,105.14	$5.43	$1,000.00	$1,019.64	$5.21	1.04%
Moderate Growth Lifestyle#	$1,000.00	$1,045.06	$0.51	$1,000.00	$1,024.30	$0.50	0.10%
Small Cap Growth#	$1,000.00	$1,113.38	$6.08	$1,000.00	$1,019.04	$5.81	1.16%
Small Cap Value#	$1,000.00	$1,145.17	$5.05	$1,000.00	$1,020.08	$4.76	0.95%
Socially Responsible#	$1,000.00	$1,089.96	$2.90	$1,000.00	$1,022.02	$2.81	0.56%
Strategic Bond	$1,000.00	$1,010.64	$4.34	$1,000.00	$1,020.48	$4.36	0.87%

*	Expenses are equal to each Fund‘s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days (to reflect the one-half year period) . These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA‘s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administration fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended February 28, 2017” and the “Annualized Expense Ratio” would have been higher.

3

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	52.9%
Domestic Fixed Income Investment Companies	23.0
International Equity Investment Companies	15.7
Real Estate Investment Companies	7.0
International Fixed Income Investment Companies	1.4

100.0%

*	Calculated as a percentage of net assets

4

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 52.9%
VALIC Co. I Blue Chip Growth Fund	909,742	$14,428,508
VALIC Co. I Dividend Value Fund	1,582,234	18,907,697
VALIC Co. I Mid Cap Index Fund	1,275,024	33,749,893
VALIC Co. I Mid Cap Strategic Growth Fund	385,710	5,091,370
VALIC Co. I Nasdaq-100 Index Fund	651,136	7,253,658
VALIC Co. I Science & Technology Fund	245,651	5,753,143
VALIC Co. I Small Cap Index Fund	2,075,638	42,343,007
VALIC Co. I Small Cap Special Values Fund	1,180,060	15,836,405
VALIC Co. I Stock Index Fund	634,315	22,575,262
VALIC Co. I Value Fund	223,369	3,703,466
VALIC Co. II Capital Appreciation Fund	1,052,411	17,922,554
VALIC Co. II Large Cap Value Fund	534,897	11,216,788
VALIC Co. II Mid Cap Growth Fund	627,775	5,737,865
VALIC Co. II Mid Cap Value Fund	2,155,780	48,720,631
VALIC Co. II Small Cap Growth Fund	738,128	11,662,422
VALIC Co. II Small Cap Value Fund	1,791,115	27,833,933

Total Domestic Equity Investment Companies
(cost $262,890,222)		292,736,602

Domestic Fixed Income Investment Companies — 23.0%
VALIC Co. I Capital Conservation Fund	725,386	7,043,502
VALIC Co. I Government Securities Fund	738,422	7,746,047
VALIC Co. I Inflation Protected Fund	3,176,961	34,787,725
VALIC Co. II Core Bond Fund	536,892	5,980,982
VALIC Co. II High Yield Bond Fund	4,192,344	33,035,671
VALIC Co. II Strategic Bond Fund	3,403,953	38,805,063

Total Domestic Fixed Income Investment Companies
(cost $125,282,652)		127,398,990

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 15.7%
VALIC Co. I Emerging Economies Fund	1,869,060	$13,849,737
VALIC Co. I Foreign Value Fund	2,815,209	27,842,419
VALIC Co. I International Equities Index Fund	2,601,878	16,704,054
VALIC Co. I International Growth Fund	953,409	11,154,880
VALIC Co. II International Opportunities Fund	1,045,838	17,047,157

Total International Equity Investment Companies
(cost $88,414,763)		86,598,247

International Fixed Income Investment Companies — 1.4%
VALIC Co. I International Government Bond Fund
(cost $7,956,156)	672,812	7,629,690

Real Estate Investment Companies — 7.0%
VALIC Co. I Global Real Estate Fund
(cost $42,648,282)	5,250,274	39,009,533

TOTAL INVESTMENTS
(cost $527,192,075)(2)	100.0%	553,373,062
Liabilities in excess of other assets	(0.0)	(75,487)

NET ASSETS	100.0%	$553,297,575

#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$553,373,062	$—	$—	$553,373,062

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

5

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Industry Allocation*

Applications Software	10.2%
Web Portals/ISP	5.8
Medical — HMO	4.3
Cable/Satellite TV	4.1
Medical — Drugs	3.9
Internet Content — Entertainment	3.9
E-Commerce/Products	3.5
Medical — Biomedical/Gene	3.5
Electronic Components — Semiconductors	3.4
Food — Misc./Diversified	3.3
Time Deposits	2.8
Retail — Discount	2.3
Instruments — Controls	2.2
E-Commerce/Services	2.2
Retail — Building Products	2.2
Registered Investment Companies	2.0
Diversified Banking Institutions	1.9
Finance — Other Services	1.8
Enterprise Software/Service	1.8
Retail — Perfume & Cosmetics	1.8
Diagnostic Equipment	1.6
Television	1.6
Finance — Consumer Loans	1.5
Chemicals — Diversified	1.5
Oil — Field Services	1.5
Aerospace/Defense — Equipment	1.4
Retail — Restaurants	1.4
Transport — Rail	1.3
Home Decoration Products	1.3
Brewery	1.3
Aerospace/Defense	1.2
Steel — Producers	1.1
Investment Management/Advisor Services	1.1
Exchange-Traded Funds	1.1
Medical Instruments	1.1
Electronic Measurement Instruments	1.1
Diversified Manufacturing Operations	1.0
Cellular Telecom	1.0
Building Products — Cement	1.0
Retail — Major Department Stores	1.0
Dental Supplies & Equipment	0.9
Retail — Drug Store	0.9
Networking Products	0.8
Oil Companies — Exploration & Production	0.8
Computers — Memory Devices	0.8
Computer Software	0.8
Commercial Services	0.8
Computer Services	0.7
Computer Data Security	0.6
Commercial Services — Finance	0.6
Auto/Truck Parts & Equipment — Original	0.5
Therapeutics	0.4

100.6%

*	Calculated as a percentage of net assets

6

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.7%
Aerospace/Defense — 1.2%
Raytheon Co.	6,919	$1,066,564

Aerospace/Defense - Equipment — 1.4%
United Technologies Corp.	11,189	1,259,322

Applications Software — 10.2%
Citrix Systems, Inc.†#	13,279	1,048,377
Intuit, Inc.	11,131	1,396,272
Microsoft Corp.	67,796	4,337,588
salesforce.com, Inc.†	12,219	994,016
ServiceNow, Inc.†	8,577	745,513
Twilio, Inc., Class A†	13,587	430,980

		8,952,746

Auto/Truck Parts & Equipment - Original — 0.5%
Delphi Automotive PLC	6,170	469,722

Brewery — 1.3%
Molson Coors Brewing Co., Class B	11,196	1,123,966

Building Products - Cement — 1.0%
Vulcan Materials Co.	7,212	869,839

Cable/Satellite TV — 4.1%
Charter Communications, Inc., Class A†	4,457	1,439,878
Comcast Corp., Class A#	58,524	2,189,968

		3,629,846

Cellular Telecom — 1.0%
T-Mobile US, Inc.†	13,937	871,481

Chemicals - Diversified — 1.5%
Dow Chemical Co.	21,231	1,321,842

Commercial Services — 0.8%
Quanta Services, Inc.†	17,876	667,132

Commercial Services - Finance — 0.6%
Square, Inc., Class A†	29,994	519,496

Computer Data Security — 0.6%
Fortinet, Inc.†	14,051	524,805

Computer Services — 0.7%
Teradata Corp.†#	21,151	657,796

Computer Software — 0.8%
Splunk, Inc.†#	10,954	676,190

Computers - Memory Devices — 0.8%
Western Digital Corp.	9,078	697,917

Dental Supplies & Equipment — 0.9%
DENTSPLY SIRONA, Inc.	12,478	792,603

Diagnostic Equipment — 1.6%
Danaher Corp.	16,786	1,436,042

Diversified Banking Institutions — 1.9%
Goldman Sachs Group, Inc.	3,938	976,860
JPMorgan Chase & Co.	7,608	689,437

		1,666,297

Diversified Manufacturing Operations — 1.0%
Eaton Corp. PLC	12,119	872,326

E-Commerce/Products — 3.5%
Amazon.com, Inc.†	3,640	3,075,946

E-Commerce/Services — 2.2%
Priceline Group, Inc.†	1,125	1,939,646

Electronic Components - Semiconductors — 3.4%
Broadcom, Ltd.	6,991	1,474,611
Texas Instruments, Inc.	20,493	1,570,174

		3,044,785

Security Description	Shares	Value (Note 2)

Electronic Measurement Instruments — 1.1%
Fortive Corp.	16,199	$933,872

Enterprise Software/Service — 1.8%
Oracle Corp.	36,565	1,557,303

Finance - Consumer Loans — 1.5%
Synchrony Financial	37,125	1,345,410

Finance - Other Services — 1.8%
CME Group, Inc.#	12,841	1,559,668

Food - Misc./Diversified — 3.3%
Conagra Brands, Inc.	20,011	824,653
Kellogg Co.	12,445	921,801
Kraft Heinz Co.	13,148	1,203,174

		2,949,628

Home Decoration Products — 1.3%
Newell Brands, Inc.#	23,403	1,147,449

Instruments - Controls — 2.2%
Honeywell International, Inc.	15,796	1,966,602

Internet Content - Entertainment — 3.9%
Facebook, Inc., Class A†	25,280	3,426,451

Investment Management/Advisor Services — 1.1%
Ameriprise Financial, Inc.	7,567	995,060

Medical Instruments — 1.1%
Boston Scientific Corp.†	38,349	941,468

Medical - Biomedical/Gene — 3.5%
BioMarin Pharmaceutical, Inc.†	12,398	1,164,544
Celgene Corp.†	15,242	1,882,540

		3,047,084

Medical - Drugs — 3.9%
Eli Lilly & Co.	21,784	1,803,933
TESARO, Inc.†#	4,200	791,154
Zoetis, Inc.	16,268	867,247

		3,462,334

Medical - HMO — 4.3%
Aetna, Inc.	7,480	963,125
UnitedHealth Group, Inc.	17,352	2,869,674

		3,832,799

Networking Products — 0.8%
Cisco Systems, Inc.	21,221	725,334

Oil Companies - Exploration & Production — 0.8%
Pioneer Natural Resources Co.#	3,880	721,564

Oil - Field Services — 1.5%
Schlumberger, Ltd.	6,060	486,982
Superior Energy Services, Inc.†	48,378	798,237

		1,285,219

Retail - Building Products — 2.2%
Home Depot, Inc.	13,178	1,909,624

Retail - Discount — 2.3%
Costco Wholesale Corp.	11,452	2,029,065

Retail - Drug Store — 0.9%
Walgreens Boots Alliance, Inc.	8,770	757,553

Retail - Major Department Stores — 1.0%
TJX Cos., Inc.	10,990	862,166

Retail - Perfume & Cosmetics — 1.8%
Ulta Beauty, Inc.†	5,682	1,553,629

7

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants — 1.4%
Starbucks Corp.#	21,705	$1,234,363

Steel - Producers — 1.1%
Nucor Corp.	16,217	1,014,698

Television — 1.6%
CBS Corp., Class B	20,925	1,379,376

Therapeutics — 0.4%
Neurocrine Biosciences, Inc.†#	7,840	346,214

Transport - Rail — 1.3%
Union Pacific Corp.	11,041	1,191,766

Web Portals/ISP — 5.8%
Alphabet, Inc., Class A†	2,652	2,240,754
Alphabet, Inc., Class C†	3,533	2,908,401

		5,149,155

Total Common Stocks
(cost $65,624,817)		83,461,163

EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell 1000 Growth ETF#
(cost $862,403)	8,363	943,096

Total Long-Term Investment Securities
(cost $66,487,220)		84,404,259

SHORT-TERM INVESTMENT SECURITIES — 4.8%
Registered Investment Companies — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(2)	1,724,967	1,724,967

Time Deposits — 2.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/2017	$2,499,000	2,499,000

Total Short-Term Investment Securities
(cost $4,223,967)		4,223,967

TOTAL INVESTMENTS
(cost $70,711,187)(3)	100.6%	88,628,226
Liabilities in excess of other assets	(0.6)	(545,711)

NET ASSETS	100.0%	$88,082,515

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At February 28, 2017, the Fund had loaned securities with a total value of $8,837,846. This was secured by collateral of $1,724,967 which was received in cash and subsequently invested in short-term investments currently valued at $1,724,967 as reported in the Portfolio of Investments. Additional collateral of $7,388,903 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$829,681
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	1,446,468
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	3,328,428
United States Treasury Bills	0.00%	03/09/2017 to 12/07/2017	280,739
United States Treasury Notes/Bonds	0.13% to 4.63%	07/15/2017 to 11/15/2046	1,503,587

(2)	The rate shown is the 7-day yield as of February 28, 2017.
(3)	See Note 5 for cost of investments on a tax basis

ETF—Exchange-Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$83,461,163	$—	$—	$83,461,163
Exchange-Traded Funds	943,096	—	—	943,096
Short-Term Investment Securities:
Registered Investment Companies	1,724,967	—	—	1,724,967
Time Deposits	—	2,499,000	—	2,499,000

Total Investments at Value	$86,129,226	$2,499,000	$—	$88,628,226

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

8

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	63.5%
Domestic Equity Investment Companies	23.8
International Equity Investment Companies	6.4
Real Estate Investment Companies	3.9
International Fixed Income Investment Companies	2.4

100.0%

*	Calculated as a percentage of net assets

9

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 97.0%
Domestic Equity Investment Companies — 23.8%
VALIC Co. I Blue Chip Growth Fund	110,445	$1,751,651
VALIC Co. I Dividend Value Fund	656,652	7,846,992
VALIC Co. I Mid Cap Index Fund	378,371	10,015,483
VALIC Co. I Mid Cap Strategic Growth Fund	27,485	362,799
VALIC Co. I Nasdaq-100 Index Fund	68,436	762,379
VALIC Co. I Science & Technology Fund	32,547	762,242
VALIC Co. I Small Cap Index Fund	494,761	10,093,127
VALIC Co. I Small Cap Special Values Fund	477,899	6,413,405
VALIC Co. I Stock Index Fund	51,009	1,815,393
VALIC Co. I Value Fund	55,985	928,225
VALIC Co. II Capital Appreciation Fund	222,675	3,792,152
VALIC Co. II Large Cap Value Fund	184,803	3,875,323
VALIC Co. II Mid Cap Growth Fund	79,022	722,257
VALIC Co. II Mid Cap Value Fund	883,903	19,976,204
VALIC Co. II Small Cap Growth Fund	87,818	1,387,530
VALIC Co. II Small Cap Value Fund	583,566	9,068,619

Total Domestic Equity Investment Companies
(cost $73,030,855)		79,573,781

Domestic Fixed Income Investment Companies — 63.5%
VALIC Co. I Capital Conservation Fund	1,289,799	12,523,952
VALIC Co. I Government Securities Fund	512,705	5,378,270
VALIC Co. I Inflation Protected Fund	2,811,441	30,785,277
VALIC Co. II Core Bond Fund	3,931,677	43,798,881
VALIC Co. II High Yield Bond Fund	5,515,639	43,463,235
VALIC Co. II Strategic Bond Fund	6,637,131	75,663,288

Total Domestic Fixed Income Investment Companies
(cost $210,795,515)		211,612,903

International Equity Investment Companies — 6.4%
VALIC Co. I Emerging Economies Fund	592,625	4,391,349
VALIC Co. I Foreign Value Fund	622,583	6,157,348
VALIC Co. I International Equities Index Fund	797,847	5,122,179
VALIC Co. I International Growth Fund	177,087	2,071,912
VALIC Co. II International Opportunities Fund	215,031	3,505,001

Total International Equity Investment Companies
(cost $20,967,522)		21,247,789

Security Description	Shares	Value (Note 2)

International Fixed Income Investment Companies — 2.4%
VALIC Co. I International Government Bond Fund (cost $8,190,509)	694,322	$7,873,606

Real Estate Investment Companies — 3.9%
VALIC Co. I Global Real Estate Fund (cost $14,141,325)	1,732,451	12,872,112

TOTAL INVESTMENTS
(cost $327,125,726)(2)	100.0%	333,180,191
Liabilities in excess of other assets	(0.0)	(15,297)

NET ASSETS	100.0%	$333,164,894

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$333,180,191	$—	$—	$333,180,191

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

10

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	18.1%
Federal Home Loan Mtg. Corp.	14.8
United States Treasury Notes	6.9
Diversified Banking Institutions	5.5
United States Treasury Bonds	5.3
Diversified Financial Services	3.7
Time Deposits	3.6
Banks — Commercial	2.9
Pipelines	2.2
Registered Investment Companies	2.0
Auto — Cars/Light Trucks	1.8
Oil Companies — Exploration & Production	1.7
Government National Mtg. Assoc.	1.7
Electric — Integrated	1.7
Telephone — Integrated	1.5
Oil Companies — Integrated	1.2
Cable/Satellite TV	1.2
Banks — Super Regional	1.1
Insurance — Life/Health	1.0
Computers	1.0
Diversified Manufacturing Operations	0.9
Paper & Related Products	0.9
Savings & Loans/Thrifts	0.9
Brewery	0.7
Insurance — Multi-line	0.7
Multimedia	0.6
Medical Labs & Testing Services	0.5
Real Estate Investment Trusts	0.5
Networking Products	0.4
Applications Software	0.4
Enterprise Software/Service	0.4
Finance — Other Services	0.4
Insurance — Mutual	0.4
Computer Services	0.4
Medical — Drugs	0.4
Agricultural Chemicals	0.3
Medical — Hospitals	0.3
Chemicals — Diversified	0.3
Electronic Components — Semiconductors	0.3
Medical — HMO	0.3
Machinery — Farming	0.3
Satellite Telecom	0.3
Aerospace/Defense — Equipment	0.3
Finance — Credit Card	0.3
Medical — Biomedical/Gene	0.3
Building — Residential/Commercial	0.3
Cellular Telecom	0.3
Rental Auto/Equipment	0.3
Finance — Leasing Companies	0.3
Tools — Hand Held	0.3
Airlines	0.2
Containers — Paper/Plastic	0.2
Gambling (Non — Hotel)	0.2
Computers — Memory Devices	0.2
Auto — Heavy Duty Trucks	0.2
Finance — Consumer Loans	0.2
Finance — Auto Loans	0.2
Food — Misc./Diversified	0.2
Sovereign	0.2
Chemicals — Specialty	0.2
Building Products — Wood	0.2
Oil — Field Services	0.2
Cosmetics & Toiletries	0.2
Cruise Lines	0.2
Beverages — Non — alcoholic	0.2
Casino Hotels	0.2
Machinery — General Industrial	0.2
Metal — Copper	0.2
Electric — Generation	0.2

Printing — Commercial	0.2
Coal	0.2
Transport — Rail	0.2
Banks — Fiduciary	0.2
Steel — Producers	0.2
Advertising Agencies	0.2
Hazardous Waste Disposal	0.2
Electric — Distribution	0.1
Building Products — Air & Heating	0.1
Retail — Drug Store	0.1
Real Estate Management/Services	0.1
Metal Processors & Fabrication	0.1
Independent Power Producers	0.1
Beverages — Wine/Spirits	0.1
Retail — Discount	0.1
Transport — Equipment & Leasing	0.1
Pharmacy Services	0.1
Medical — Generic Drugs	0.1
Computers — Integrated Systems	0.1
Containers — Metal/Glass	0.1
Energy — Alternate Sources	0.1
Telecom Services	0.1
Financial Guarantee Insurance	0.1
Metal — Iron	0.1
Data Processing/Management	0.1
SupraNational Banks	0.1
Internet Connectivity Services	0.1
Retail — Appliances	0.1
Food — Dairy Products	0.1
Insurance — Reinsurance	0.1
Broadcast Services/Program	0.1
Internet Content — Entertainment	0.1
Food — Retail	0.1
Power Converter/Supply Equipment	0.1
Aerospace/Defense	0.1
Finance — Mortgage Loan/Banker	0.1
Food — Wholesale/Distribution	0.1
Finance — Investment Banker/Broker	0.1
Oil Refining & Marketing	0.1
Retail — Restaurants	0.1
Marine Services	0.1
Office Automation & Equipment	0.1
Security Services	0.1
Electronic Components — Misc.	0.1
Appliances	0.1
Building & Construction — Misc.	0.1
Batteries/Battery Systems	0.1
Telecommunication Equipment	0.1
Chemicals — Plastics	0.1
Food — Flour & Grain	0.1
Gas — Distribution	0.1
Soap & Cleaning Preparation	0.1
Tennessee Valley Authority	0.1
Hotels/Motels	0.1
Retail — Building Products	0.1
Semiconductor Equipment	0.1
Commercial Services — Finance	0.1
Home Furnishings	0.1
Building Societies	0.1
Gold Mining	0.1
Travel Services	0.1
Transport — Services	0.1

102.6%

*	Calculated as a percentage of net assets

11

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Credit Quality†#

Aaa	51.4%
Aa	4.1
A	12.4
Baa	17.4
Ba	5.1
B	5.5
Caa	1.8
Not Rated@	2.3

100.0%

†	Source: Moody’s
#	Calculated as a percentage of total debt issues
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

12

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 3.3%
Diversified Financial Services — 3.3%
American Express Credit Account Master Trust FRS Series 2014-1, Class A 1.14% due 12/15/2021	$239,000	$239,900
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	525,000	530,365
BA Credit Card Trust Series 2015-A2,Class A 1.36% due 09/15/2020	1,217,000	1,216,226
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	725,000	717,550
CarMax Auto Owner Trust Series 2016-4, ClassA4 1.60% due 06/15/2022	1,048,000	1,032,859
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	2,800,000	2,818,869
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)	1,986,265	1,986,826
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	446,000	450,069
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(1)	1,753,000	1,721,927
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	1,478,000	1,501,092
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	1,392,408	1,415,435
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)	1,778,000	1,809,804
Commercial Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2048(1)	145,390	148,814
Commercial Mtg. Trust Series 2016-787S, Class A 3.55% due 02/10/2036*(1)	1,786,000	1,832,457
Commercial Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)	754,000	784,326
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	6,000	6,144
CSAIL Commercial Mortgage Trust Series 2015-C1, Class A2 2.97% due 04/15/2050(1)	86,800	88,692
CSAIL Commercial Mortgage Trust Series 2016-C7, Class A5 3.50% due 11/15/2049(1)	2,200,000	2,226,737
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	1,500,000	1,586,200
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	1,556,000	1,564,228
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	1,023,000	1,026,592

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(1)	$162,750	$165,409
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	61,000	62,276
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(1)	3,200,000	3,244,985
Honda Auto Receivables 2016-2 Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	512,000	508,823
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	1,000,000	1,021,694
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	2,397,000	2,353,006
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	620,000	624,357
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	350,000	351,531
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	277,000	275,773
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.83% due 05/25/2046*	521,380	523,230

Total Asset Backed Securities
(cost $34,035,585)		33,836,196

U.S. CORPORATE BONDS & NOTES — 36.4%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	611,000	632,708
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	942,000	945,134

		1,577,842

Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 3.65% due 03/01/2047	875,000	846,478

Aerospace/Defense - Equipment — 0.3%
Harris Corp. Senior Notes 4.85% due 04/27/2035	1,054,000	1,137,439
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	716,000	725,802
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	409,000	419,225
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	305,000	290,512
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	470,000	444,150

		3,017,128

13

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Agricultural Chemicals — 0.3%
CF Industries, Inc. Senior Sec. Notes 3.40% due 12/01/2021*	$320,000	$321,065
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	1,619,000	1,658,533
Mosaic Co. Senior Notes 4.88% due 11/15/2041	914,000	857,931
Mosaic Co. Senior Notes 5.45% due 11/15/2033	619,000	645,323

		3,482,852

Airlines — 0.2%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	447,000	460,410
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 02/15/2029	1,395,000	1,412,438
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(5)	45,115	45,277
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	605,832	618,706

		2,536,831

Appliances — 0.1%
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	634,000	638,993

Applications Software — 0.4%
Microsoft Corp. Senior Notes 2.88% due 02/06/2024	713,000	717,908
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	1,141,000	1,163,913
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	440,000	421,050
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	426,000	403,073
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	1,199,000	1,243,054
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	390,000	398,287

		4,347,285

Auto - Cars/Light Trucks — 1.8%
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	1,383,000	1,365,722
American Honda Finance Corp. Senior Notes 2.00% due 02/14/2020	1,015,000	1,016,959
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*#	1,015,000	1,010,107

Security Description	Principal Amount	Value (Note 2)

Auto - Cars/Light Trucks (continued)
Daimler Finance North America LLC Company Guar. Notes 1.50% due 07/05/2019*#	$1,497,000	$1,479,299
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	911,000	888,112
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	834,000	836,473
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	1,839,000	1,843,710
Ford Motor Co. Senior Notes 4.35% due 12/08/2026#	1,068,000	1,098,296
Ford Motor Co. Senior Notes 5.29% due 12/08/2046#	812,000	839,527
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	1,314,000	1,307,572
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	1,309,000	1,287,824
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	2,238,000	2,246,460
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	2,371,000	2,377,032
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	738,000	743,711

		18,340,804

Auto - Heavy Duty Trucks — 0.2%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	597,000	626,104
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	1,620,000	1,633,698

		2,259,802

Banks - Commercial — 1.3%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	2,256,000	2,255,172
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	514,000	513,012
Discover Bank Senior Notes 3.45% due 07/27/2026	757,000	741,774
Fifth Third Bank Senior Notes 1.63% due 09/27/2019	700,000	692,505
Fifth Third Bank Senior Notes 2.30% due 03/15/2019	450,000	453,654
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	823,000	834,836
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	3,712,000	3,799,740

14

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
First Republic Bank Sub. Notes 4.63% due 02/13/2047	$413,000	$417,593
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	979,000	990,746
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021	428,000	436,378
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,907,000	2,380,884

		13,516,294

Banks - Fiduciary — 0.2%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,614,836

Banks - Super Regional — 0.9%
JPMorgan Chase Bank NA Senior Notes 1.65% due 09/23/2019	1,985,000	1,979,319
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	2,802,000	2,690,629
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023#	1,970,000	1,979,277
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	367,000	375,503
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	961,000	1,000,434
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	133,000	130,887
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	834,000	870,024
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	194,000	205,864

		9,231,937

Batteries/Battery Systems — 0.1%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	605,000	615,587

Brewery — 0.7%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019#	753,000	755,480
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	1,408,000	1,423,713
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	617,000	630,581
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,481,000	1,592,724
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	835,000	916,560

Security Description	Principal Amount	Value (Note 2)

Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	$2,222,000	$2,223,155

		7,542,213

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	911,000	920,110

Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	381,000	388,620

Building & Construction-Misc. — 0.1%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	650,000	627,250

Building Products - Air & Heating — 0.1%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	1,240,000	1,224,289

Building Products - Wood — 0.2%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*#	600,000	613,500
Masco Corp. Senior Notes 4.45% due 04/01/2025	1,336,000	1,390,843

		2,004,343

Building - Residential/Commercial — 0.2%
Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022#	1,144,000	1,158,300
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	500,000	561,250

		1,719,550

Cable/Satellite TV — 0.8%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	544,000	575,334
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022#	575,000	589,375
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020	692,000	711,736
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	1,722,000	1,813,960
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	1,499,000	1,712,762
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	398,000	461,948

15

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	$720,000	$644,222
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	380,000	329,380
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	300,000	308,625
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	729,000	852,930

		8,000,272

Casino Hotels — 0.2%
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	836,000	840,698
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	413,000	409,903
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	628,000	670,390

		1,920,991

Cellular Telecom — 0.3%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	1,860,000	2,027,400
T-Mobile USA, Inc. Company Guar. Notes 6.54% due 04/28/2020	654,000	671,985

		2,699,385

Chemicals - Diversified — 0.2%
Eastman Chemical Co. Senior Notes 4.65% due 10/15/2044	588,000	602,221
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	470,000	437,100
Hexion, Inc. Senior Sec. Notes 10.38% due 02/01/2022*#	105,000	108,150
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*	874,000	858,744

		2,006,215

Chemicals - Plastics — 0.1%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*	554,000	584,470

Chemicals - Specialty — 0.2%
HB Fuller Co. Senior Notes 4.00% due 02/15/2027#	535,000	538,128
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	550,000	712,253
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	791,000	789,022

		2,039,403

Security Description	Principal Amount	Value (Note 2)

Coal — 0.2%
Peabody Securities Finance Corp. Senior Sec. Notes 6.00% due 03/31/2022*	$552,000	$563,040
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020	1,134,000	1,156,680

		1,719,720

Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 3.75% due 03/15/2027	484,000	484,697

Commercial Services - Finance — 0.1%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020	547,000	552,288

Computer Services — 0.4%
Harland Clarke Holdings Corp. Senior Notes 8.38% due 08/15/2022*	560,000	578,550
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	812,000	783,580
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035#	1,900,000	2,016,924
Leidos Holdings, Inc. Company Guar. Notes 4.45% due 12/01/2020	525,000	546,074

		3,925,128

Computers — 1.0%
Apple, Inc. Senior Notes 2.45% due 08/04/2026#	815,000	772,681
Apple, Inc. Senior Notes 2.85% due 05/06/2021	1,080,000	1,107,609
Apple, Inc. Senior Notes 2.85% due 02/23/2023	1,130,000	1,138,706
Apple, Inc. Senior Notes 4.50% due 02/23/2036	461,000	500,879
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	3,303,000	3,631,896
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,240,000	1,564,740
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	825,000	1,075,836

		9,792,347

Computers - Integrated Systems — 0.1%
Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024	1,079,000	1,184,202

Computers - Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024	628,000	734,760

16

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers - Metal/Glass — 0.1%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	$483,000	$554,242
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	600,000	618,750

		1,172,992

Containers - Paper/Plastic — 0.2%
Amcor Finance USA, Inc. Company Guar. Notes 3.63% due 04/28/2026*	1,287,000	1,278,313
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	446,000	458,126
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	650,000	679,250

		2,415,689

Cosmetics & Toiletries — 0.2%
Estee Lauder Cos., Inc. Senior Bonds 4.15% due 03/15/2047	506,000	512,545
Procter & Gamble Co. Senior Notes 1.70% due 11/03/2021	1,463,000	1,438,321

		1,950,866

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046	541,000	527,836
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	453,000	496,167

		1,024,003

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 3.75% due 05/15/2046	504,000	483,003

Diversified Banking Institutions — 3.9%
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	1,290,000	1,255,126
Bank of America Corp. FRS Senior Notes 3.12% due 01/20/2023	3,223,000	3,232,547
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	543,000	545,017
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	1,043,000	1,050,425
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	1,513,000	1,542,137
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	1,681,000	1,997,601
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	75,000	90,314

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	$183,000	$182,265
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	2,229,000	2,289,598
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	3,595,000	3,681,161
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033#	622,000	713,575
Goldman Sachs Group, Inc. FRS Senior Notes 2.79% due 10/28/2027	1,007,000	1,033,934
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	1,094,000	1,077,662
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	1,286,000	1,319,905
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	395,000	420,532
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	851,000	906,940
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	1,627,000	1,986,606
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,174,000	1,465,062
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	1,856,000	1,866,783
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	1,250,000	1,254,208
JPMorgan Chase & Co. Senior Notes 2.70% due 05/18/2023	472,000	462,902
JPMorgan Chase & Co. Sub. Notes 3.63% due 12/01/2027#	1,425,000	1,390,492
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	1,240,000	1,270,557
JPMorgan Chase & Co. FRS Senior Notes 4.26% due 02/22/2048	1,129,000	1,138,516
Morgan Stanley Senior Notes 2.13% due 04/25/2018	722,000	726,144
Morgan Stanley Senior Notes 2.80% due 06/16/2020	663,000	672,619
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	2,854,000	2,961,856
Morgan Stanley Senior Notes 4.38% due 01/22/2047	747,000	759,269

17

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	$3,098,000	$3,341,051

		40,634,804

Diversified Financial Services — 0.2%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	1,623,000	1,630,828

Diversified Manufacturing Operations — 0.9%
General Electric Co. Senior Notes 2.70% due 10/09/2022	2,432,000	2,462,052
Illinois Tool Works, Inc. Senior Notes 2.65% due 11/15/2026#	1,115,000	1,078,910
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	1,521,000	1,834,988
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027*	692,000	697,194
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047*	545,000	552,117
Textron, Inc. Senior Notes 3.65% due 03/15/2027	856,000	855,748
Textron, Inc. Senior Notes 4.00% due 03/15/2026	1,001,000	1,023,427
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	777,000	780,396

		9,284,832

Electric - Distribution — 0.0%
Entergy Louisiana LLC 1st Mtg. Notes 4.70% due 01/15/2045	402,000	415,803

Electric - Integrated — 1.5%
AES Corp. Senior Notes 5.50% due 03/15/2024#	779,000	794,580
Consolidated Edison Co. of New York, Inc. Senior Notes 4.30% due 12/01/2056	583,000	596,172
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	412,000	417,184
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,459,000	1,594,843
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	783,000	720,787
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	1,018,000	1,035,613
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	785,000	794,773
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	866,000	1,141,493

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	$2,264,000	$2,203,495
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Class C 10.06% due 12/30/2028	705,389	629,560
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	1,125,000	1,129,973
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	606,000	661,800
Southern California Edison Co. 1st Mtg. Bonds 1.13% due 05/01/2017	1,496,000	1,496,344
Southern Co. Senior Notes 1.30% due 08/15/2017	1,198,000	1,197,911
Southern Power Co. Senior Notes 4.95% due 12/15/2046	640,000	647,462
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	224,000	230,540

		15,292,530

Electric - Transmission — 0.0%
AEP Transmission Co. LLC Senior Notes 4.00% due 12/01/2046*	337,000	341,870

Electronic Components - Misc. — 0.1%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	667,000	666,280

Electronic Components - Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*	1,990,000	2,003,853
Intel Corp. Senior Notes 1.35% due 12/15/2017	1,180,000	1,181,155

		3,185,008

Energy - Alternate Sources — 0.1%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	278,000	285,297
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	820,000	848,700

		1,133,997

Enterprise Software/Service — 0.4%
Donnelley Financial Solutions, Inc. Senior Notes 8.25% due 10/15/2024*	627,000	650,513
Oracle Corp. Senior Notes 1.90% due 09/15/2021	1,381,000	1,356,763
Oracle Corp. Senior Notes 3.85% due 07/15/2036	1,862,000	1,850,519
Oracle Corp. Senior Notes 3.90% due 05/15/2035	309,000	308,443

		4,166,238

18

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

zSecurity Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Auto Loans — 0.2%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025#	$1,349,000	$1,424,881
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	746,000	769,313

		2,194,194

Finance - Commercial — 0.0%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	223,000	216,868
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	220,000	223,850

		440,718

Finance - Consumer Loans — 0.2%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	1,113,000	1,140,825
Navient Corp. Senior Notes 5.63% due 08/01/2033	883,000	715,230
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	349,000	365,361

		2,221,416

Finance - Credit Card — 0.3%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	600,000	621,000
American Express Credit Corp. Senior Notes 1.70% due 10/30/2019#	986,000	979,084
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021#	1,373,000	1,363,444

		2,963,528

Finance - Investment Banker/Broker — 0.1%
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(5)(6)†	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(5)(6)†	230,000	23
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	794,000	807,468

		807,509

Finance - Leasing Companies — 0.1%
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	795,000	897,221

Finance - Mortgage Loan/Banker — 0.1%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*#	850,000	837,250

Finance - Other Services — 0.3%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	1,082,000	1,094,336

Security Description	Principal Amount	Value (Note 2)

Finance - Other Services (continued)
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	$588,000	$587,856
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	1,116,000	1,112,233
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020#	531,000	528,992

		3,323,417

Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	451,000	369,820

Food - Flour & Grain — 0.1%
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*#	570,000	580,687

Food - Meat Products — 0.0%
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	414,000	423,005

Food - Misc./Diversified — 0.2%
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	588,000	588,998
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	1,441,000	1,540,194

		2,129,192

Food - Retail — 0.1%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	465,000	465,872
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	402,000	426,120

		891,992

Food - Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	841,000	830,487

Gambling (Non-Hotel) — 0.2%
Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*#	1,170,000	1,199,344
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	1,105,000	1,172,681
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*(5)(6)†	5,223	67

		2,372,092

Gas - Distribution — 0.1%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	546,000	575,595

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	534,000	546,015

19

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	$394,000	$449,231

Home Furnishings — 0.1%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026#	556,000	546,270

Hotels/Motels — 0.1%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*	529,000	558,095

Independent Power Producers — 0.1%
Calpine Corp. Senior Notes 5.50% due 02/01/2024#	690,000	683,100
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022#	491,000	482,407
Dynegy, Inc. Company Guar. Notes 8.00% due 01/15/2025*#	300,000	285,000

		1,450,507

Industrial Gases — 0.0%
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020	372,000	382,701

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 4.35% due 01/30/2047#	232,000	236,909

Insurance - Life/Health — 0.7%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	712,000	683,037
Jackson National Life Global Funding Sec. Notes 3.05% due 04/29/2026*	1,267,000	1,233,379
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	582,000	633,257
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	1,429,000	1,429,400
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	2,643,000	2,643,114
Unum Group Senior Notes 5.75% due 08/15/2042	418,000	470,892

		7,093,079

Insurance - Multi-line — 0.4%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	862,000	1,043,975
MetLife, Inc. Senior Notes 4.60% due 05/13/2046#	592,000	629,621
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,231,000	2,252,146

		3,925,742

Security Description	Principal Amount	Value (Note 2)

Insurance - Mutual — 0.4%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	$740,000	$708,622
MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	1,625,000	1,642,971
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*	483,000	473,460
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*	1,136,000	1,144,761

		3,969,814

Insurance - Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018	976,000	971,205

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	371,000	385,840
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	565,000	608,787

		994,627

Internet Content - Entertainment — 0.1%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	836,000	903,925

Investment Management/Advisor Services — 0.0%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	343,000	333,568

Machinery - Construction & Mining — 0.0%
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	396,000	406,395

Machinery - Farming — 0.3%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	1,728,000	1,728,899
John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022#	1,423,000	1,434,405

		3,163,304

Machinery - General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	378,000	382,083
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026*	892,000	869,150

		1,251,233

Marine Services — 0.1%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	764,000	762,090

20

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	$312,000	$313,546
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	726,000	720,050
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*#	2,037,000	2,039,051
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*#	1,011,000	977,872
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,595,000	1,610,015

		5,660,534

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	451,000	461,885

Medical - Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	494,000	484,410
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	950,000	965,832
Celgene Corp. Senior Notes 3.63% due 05/15/2024	1,057,000	1,065,903
Gilead Sciences, Inc. Senior Notes 4.00% due 09/01/2036#	382,000	368,106

		2,884,251

Medical - Drugs — 0.3%
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	1,139,000	1,231,810
Johnson & Johnson Senior Notes 3.63% due 03/03/2037	1,736,000	1,731,591

		2,963,401

Medical - HMO — 0.3%
Centene Corp. Senior Notes 4.75% due 01/15/2025	570,000	586,387
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	944,000	944,696
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021	971,000	963,335
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	663,000	689,205

		3,183,623

Medical - Hospitals — 0.3%
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	1,070,000	938,925

Security Description	Principal Amount	Value (Note 2)

Medical - Hospitals (continued)
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	$513,000	$541,856
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	95,000	99,394
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	700,000	682,500
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019#	453,000	442,807
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*	755,000	811,625

		3,517,107

Metal Processors & Fabrication — 0.1%
Grinding Media, Inc./MC Grinding Media Canada, Inc. Senior Sec. Notes 7.38% due 12/15/2023*	375,000	401,250
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*#	620,000	637,825
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	389,000	412,340

		1,451,415

Metal - Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	293,000	307,650

Metal - Iron — 0.0%
Cliffs Natural Resources, Inc. Company Guar. Bonds 5.75% due 03/01/2025*#	380,000	372,780

Multimedia — 0.4%
Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027	773,000	764,700
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	1,093,000	1,084,878
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	387,000	379,998
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	531,000	563,904
Walt Disney Co. Senior Notes 1.50% due 09/17/2018	920,000	922,097
Walt Disney Co. Senior Notes 1.65% due 01/08/2019#	500,000	501,915

		4,217,492

Networking Products — 0.4%
Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018#	1,262,000	1,264,681
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,222,000	1,236,037
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	2,079,000	2,083,247

		4,583,965

21

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2025	$565,000	$573,125
Pitney Bowes, Inc. Senior Notes 3.38% due 10/01/2021	122,000	119,723

		692,848

Oil Companies - Exploration & Production — 1.5%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	2,339,000	2,833,762
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023#	500,000	506,250
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025*#	660,000	655,050
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	1,132,000	1,148,980
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	488,000	402,600
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	1,050,000	1,131,375
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	890,000	943,400
Hess Corp. Senior Notes 4.30% due 04/01/2027	695,000	695,201
Hess Corp. Senior Notes 5.60% due 02/15/2041#	1,336,000	1,370,493
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	436,000	417,470
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 10/01/2025*	35,000	34,737
Marathon Oil Corp. Senior Notes 5.20% due 06/01/2045	415,000	416,764
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	509,000	530,632
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024#	1,042,000	1,065,236
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	905,000	941,488
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	336,000	344,113
Rex Energy Corp. Sec. Notes 1.00% due 10/01/2020(4)	523,900	314,340
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	600,000	615,000

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	$391,000	$375,360
SM Energy Co. Senior Notes 5.63% due 06/01/2025#	281,000	265,896
SM Energy Co. Senior Notes 6.50% due 01/01/2023	182,000	182,455
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	625,000	673,437

		15,864,039

Oil Companies - Integrated — 0.4%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	1,193,000	1,193,063
Chevron Corp. Senior Notes 1.96% due 03/03/2020	686,000	686,683
Chevron Corp. Senior Bonds 1.99% due 03/03/2020	879,000	879,000
Chevron Corp. Senior Notes 2.36% due 12/05/2022	1,200,000	1,175,799
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	649,000	649,227

		4,583,772

Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	410,000	412,050

Oil Refining & Marketing — 0.1%
PBF Holding Co. LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023#	790,000	793,950

Oil - Field Services — 0.2%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022#	1,030,000	893,525
SESI LLC Company Guar. Notes 7.13% due 12/15/2021#	675,000	693,562

		1,587,087

Paper & Related Products — 0.8%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	1,445,000	1,546,089
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	2,262,000	2,313,130
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*#	2,930,000	3,043,042
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	737,000	810,029

22

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
International Paper Co. Senior Notes 4.40% due 08/15/2047	$490,000	$473,080
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	540,000	550,800

		8,736,170

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	510,000	495,603
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046#	732,000	712,691

		1,208,294

Pipelines — 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	583,000	591,745
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024*#	231,000	258,720
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	960,000	938,017
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	245,000	246,337
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	301,000	292,439
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	111,000	119,363
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	1,894,000	2,169,005
EnLink Midstream Partners LP Senior Notes 4.40% due 04/01/2024#	423,000	430,265
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	910,000	954,040
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	1,043,000	994,296
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027#	578,000	594,965
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	358,000	370,935
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	314,000	313,215
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	250,000	253,750
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	500,000	506,250

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	$672,000	$705,600
Kinder Morgan Energy Partners LP Company Guar. Notes 3.45% due 02/15/2023	787,000	783,894
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	479,000	450,170
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	473,000	483,876
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*#	647,000	695,894
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	605,000	638,413
MPLX LP Senior Notes 4.13% due 03/01/2027	742,000	746,676
MPLX LP Senior Notes 5.20% due 03/01/2047	405,000	412,227
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	452,000	444,684
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	432,000	421,815
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	518,000	523,524
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	663,000	681,752
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	487,000	478,477
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	531,000	512,150
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	540,000	546,750
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*#	605,000	611,050
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	579,000	596,804
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	966,000	1,010,458

		19,777,556

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	864,000	863,386

23

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Printing - Commercial — 0.1%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022#	$624,000	$622,440

Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	384,000	391,680

Real Estate Investment Trusts — 0.5%
American Tower Corp. Senior Notes 3.13% due 01/15/2027	1,140,000	1,064,824
American Tower Corp. Senior Notes 3.38% due 10/15/2026	736,000	703,665
Columbia Property Trust Operating Partnership LP Company Guar. Notes 3.65% due 08/15/2026	365,000	353,457
Corrections Corp. of America Company Guar. Notes 5.00% due 10/15/2022	204,000	208,080
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	497,000	510,667
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*#	424,000	427,710
Iron Mountain US Holdings, Inc. Company Guar. Notes 5.38% due 06/01/2026*	107,000	106,465
Realty Income Corp. Senior Notes 3.00% due 01/15/2027	326,000	309,996
Simon Property Group LP Senior Notes 4.25% due 11/30/2046	687,000	686,062
Starwood Property Trust, Inc. Senior Notes 5.00% due 12/15/2021*	804,000	835,155

		5,206,081

Real Estate Management/Services — 0.1%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,000,000	1,042,500
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	455,000	448,175

		1,490,675

Rental Auto/Equipment — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*#	597,000	571,627
ERAC USA Finance LLC Company Guar. Notes 4.20% due 11/01/2046*	1,601,000	1,494,388
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*#	623,000	562,258

		2,628,273

Retail - Appliances — 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022#	1,131,000	986,797

Security Description	Principal Amount	Value (Note 2)

Retail - Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	$88,000	$87,761
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	524,000	467,946

		555,707

Retail - Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022#	1,308,000	1,302,534

Retail - Drug Store — 0.1%
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	571,189	600,540
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	291,966	330,991
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	507,293	586,099

		1,517,630

Retail - Restaurants — 0.1%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	580,000	569,850
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	182,000	193,217

		763,067

Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	510,000	565,463

Savings & Loans/Thrifts — 0.9%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	1,600,000	1,610,449
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	4,035,000	4,553,401
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,210,000	2,609,665

		8,773,515

Soap & Cleaning Preparation — 0.1%
Kronos Acquisition Holdings, Inc. Company Guar. Notes 9.00% due 08/15/2023*	560,000	571,900

Steel - Producers — 0.1%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	650,000	710,125

Telecom Services — 0.0%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	450,000	451,476

24

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telecommunication Equipment — 0.1%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	$593,000	$603,680

Telephone - Integrated — 1.3%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	2,285,000	2,270,401
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	1,230,000	1,091,090
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	1,587,000	1,505,232
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,003,000	937,930
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	815,000	840,812
AT&T, Inc. Senior Notes 5.80% due 02/15/2019#	572,000	614,363
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	1,010,000	1,212,000
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	1,181,000	1,191,982
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	489,000	469,442
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	2,947,000	2,682,949
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	106,000	103,376

		12,919,577

Television — 0.0%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	178,000	193,575

Tools - Hand Held — 0.1%
Snap-on, Inc. Senior Notes 3.25% due 03/01/2027	521,000	527,881

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026	479,000	457,749
GATX Corp. Senior Notes 3.85% due 03/30/2027	765,000	764,389

		1,222,138

Transport - Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	475,000	468,204
CSX Corp. Senior Notes 4.25% due 11/01/2066	540,000	496,948

		965,152

Security Description	Principal Amount	Value (Note 2)

Transport - Services — 0.1%
FedEx Corp. Company Guar. Notes 4.40% due 01/15/2047	$542,000	$539,870

Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	534,000	543,345

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	420,000	427,865

Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	482,000	472,360

Total U.S. Corporate Bonds & Notes
(cost $367,292,004)		374,774,559

FOREIGN CORPORATE BONDS & NOTES — 8.1%
Agricultural Chemicals — 0.0%
Potash Corp. of Saskatchewan, Inc. Senior Notes 4.00% due 12/15/2026	492,000	500,567

Auto - Cars/Light Trucks — 0.0%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	323,000	323,184

Banks - Commercial — 1.6%
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	728,000	721,493
Bank of Montreal Senior Notes 2.10% due 12/12/2019	597,000	598,486
Credit Suisse AG Senior Notes 1.70% due 04/27/2018	443,000	442,948
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	611,000	617,741
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	1,529,000	1,535,174
Dexia Credit Local SA Government Guar. Notes 2.25% due 02/18/2020*	1,161,000	1,157,915
Kookmin Bank Senior Notes 1.63% due 07/14/2017*	1,906,000	1,905,399
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*	533,000	534,132
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	591,000	594,366
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017	2,515,000	2,515,802
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018	887,000	890,905
Rabobank Nederland NY Senior Notes 1.70% due 03/19/2018	377,000	377,703

25

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Sumitomo Mitsui Banking Corp. Company Guar. Notes 1.97% due 01/11/2019	$2,491,000	$2,490,071
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021	1,383,000	1,349,754
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031	695,000	701,674

		16,433,563

Beverages - Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018#	1,914,000	1,930,804

Beverages - Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017	1,303,000	1,339,358

Building Products - Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	311,000	320,000

Building Societies — 0.1%
Nationwide Building Society Sub. Notes 4.00% due 09/14/2026*#	565,000	544,176

Building - Residential/Commercial — 0.1%
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*	629,000	646,297
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*	330,000	344,850

		991,147

Cable/Satellite TV — 0.4%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	1,060,000	1,138,175
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*#	1,045,000	1,112,925
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,643,000	1,702,559
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*	575,000	582,187

		4,535,846

Chemicals - Diversified — 0.1%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	1,074,000	1,068,897
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	425,000	430,313

		1,499,210

Computers - Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.25% due 03/01/2022*#	1,011,000	999,977

Security Description	Principal Amount	Value (Note 2)

Computers - Memory Devices (continued)
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	$580,000	$561,136

		1,561,113

Cruise Lines — 0.2%
NCL Corp., Ltd. Senior Notes 4.75% due 12/15/2021*	550,000	561,000
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022#	232,000	259,770
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027	433,000	533,673
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	570,000	594,225

		1,948,668

Diversified Banking Institutions — 1.2%
Barclays PLC Senior Notes 4.95% due 01/10/2047	767,000	780,673
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*#	1,576,000	1,566,087
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*	1,129,000	1,117,089
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	2,346,000	2,354,474
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.55% due 04/17/2026	539,000	557,755
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022	1,162,000	1,146,074
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	391,000	396,736
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	543,000	549,659
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025#	1,168,000	1,189,366
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021	1,135,000	1,147,232
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	935,000	914,082
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	454,000	448,387
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*	269,000	274,229

		12,441,843

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	2,435,000	2,608,094

26

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044#	$452,000	$469,550

Electric - Generation — 0.2%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	1,442,000	1,434,852
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	339,000	342,580

		1,777,432

Finance - Leasing Companies — 0.2%
Aircastle, Ltd. Senior Notes 5.00% due 04/01/2023	670,000	706,012
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	323,000	352,070
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021	600,000	624,000

		1,682,082

Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	501,000	543,708

Hazardous Waste Disposal — 0.1%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	660,000	689,700

Insurance - Life/Health — 0.2%
AIA Group, Ltd. Senior Notes 4.50% due 03/16/2046*	495,000	503,679
Manulife Financial Corp. VRS Sub. Notes 4.06% due 02/24/2032#	1,214,000	1,221,129

		1,724,808

Insurance - Multi-line — 0.2%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025#	593,000	600,686
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	1,026,000	1,027,062

		1,627,748

Machinery - General Industrial — 0.1%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	637,000	665,665

Medical - Drugs — 0.1%
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	969,000	919,643

Medical - Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,172,000	1,193,813

Security Description	Principal Amount	Value (Note 2)

Metal - Copper — 0.2%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*#	$969,000	$1,001,704
Hudbay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	750,000	819,375

		1,821,079

Metal - Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	626,000	690,947

Oil Companies - Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	681,000	874,260
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	902,000	800,525
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*#	471,000	460,403

		2,135,188

Oil Companies - Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,793,000	1,794,677
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019	781,000	777,904
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	588,000	601,372
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	85,000	73,100
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047#	1,960,000	1,940,400
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017	888,000	888,316
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	902,000	904,896
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020#	1,024,000	1,027,638

		8,008,303

Oil - Field Services — 0.0%
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	391,000	402,730

Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	650,000	659,750
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	350,000	357,000

		1,016,750

27

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Pipelines — 0.1%
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046	$663,000	$716,175

Printing - Commercial — 0.1%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	1,090,000	1,128,150

Satellite Telecom — 0.2%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,590,000	1,307,775
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	1,067,000	1,165,697

		2,473,472

Security Services — 0.1%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	701,000	671,208

Semiconductor Components-Integrated Circuits — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*	395,000	420,675

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	545,000	553,175

Steel - Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/2025#	785,000	882,144

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018	1,002,000	1,015,335

Telephone - Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*	1,124,000	1,075,760
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	1,327,000	1,467,994

		2,543,754

Transport - Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	623,000	752,487

Total Foreign Corporate Bonds & Notes
(cost $82,338,456)		83,503,294

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric - Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	1,036,000	1,036,336

Sovereign — 0.2%
United Mexican States Senior Notes 3.50% due 01/21/2021#	1,012,000	1,041,348

Security Description	Principal Amount	Value (Note 2)

Sovereign (continued)
United Mexican States Senior Notes 4.35% due 01/15/2047	$1,128,000	$1,007,868

		2,049,216

Total Foreign Government Obligations
(cost $3,170,710)		3,085,552

U.S. GOVERNMENT AGENCIES — 34.7%
Federal Home Loan Mtg. Corp. — 14.8%
2.50% due 05/01/2023	548,814	558,972
2.50% due 01/01/2028	894,514	907,614
2.50% due 04/01/2028	1,884,563	1,912,152
2.50% due 03/01/2031	1,056,874	1,060,663
2.77% due 02/01/2037 FRS	339,434	352,933
3.00% due 11/01/2026	4,314,626	4,443,310
3.00% due 08/01/2027	361,162	372,146
3.00% due 10/01/2042	1,748,572	1,750,044
3.00% due 11/01/2042	1,381,585	1,380,265
3.00% due 02/01/2043	2,128,299	2,118,333
3.00% due 04/01/2043	1,922,694	1,920,976
3.00% due 05/01/2043	705,239	705,832
3.00% due 08/01/2043	7,185,638	7,165,452
3.00% due 07/01/2045	12,427,323	12,346,115
3.00% due 10/01/2045	7,372,491	7,324,312
3.00% due 12/01/2045	2,182,064	2,167,804
3.00% due 05/01/2046	5,700,568	5,663,297
3.00% due 08/01/2046	3,867,680	3,842,392
3.00% due March 30 TBA	8,385,000	8,321,648
3.12% due 11/01/2037 FRS	2,346,811	2,499,684
3.50% due 03/01/2042	4,846,843	4,995,638
3.50% due 04/01/2042	1,995,604	2,056,993
3.50% due 08/01/2042	1,753,424	1,807,650
3.50% due 09/01/2043	1,866,814	1,924,552
3.50% due 03/01/2045	1,496,337	1,535,283
3.50% due 07/01/2045	10,258,446	10,537,145
3.50% due 08/01/2045	2,924,079	3,010,437
3.50% due 11/01/2045	5,478,142	5,620,725
3.50% due 01/01/2046	3,344,173	3,431,214
4.00% due 03/01/2023	419,929	431,459
4.00% due 09/01/2040	1,813,589	1,914,827
4.00% due 10/01/2043	5,949,073	6,260,401
4.00% due 07/01/2044	128,661	135,384
4.00% due 10/01/2045	4,860,382	5,113,385
4.00% due 11/01/2045	11,030,044	11,604,204
4.00% due 01/01/2046	988,693	1,046,428
4.50% due 11/01/2018	11,972	12,265
4.50% due 02/01/2019	17,669	18,120
4.50% due 12/01/2039	726,946	783,827
4.50% due 07/01/2044	1,734,879	1,871,931
4.50% due 09/01/2044	7,677,045	8,249,118
5.00% due 10/01/2033	2,047	2,261
5.00% due 07/01/2040	919,943	1,009,636
5.00% due 11/01/2043	4,105,177	4,514,467
5.50% due 11/01/2018	7,305	7,440
5.50% due 11/01/2032	12,464	13,979
5.50% due 07/01/2034	32,386	36,454
5.50% due 02/01/2035	52,890	58,658
5.50% due 07/01/2035	1,417	1,594
5.50% due 01/01/2036	246,686	276,468
5.50% due 05/01/2037	45,516	50,594
6.00% due 07/01/2035	89,301	101,072
6.00% due 03/01/2040	225,874	256,479
6.50% due 12/01/2032	38,625	43,410
6.50% due 02/01/2036	17,616	20,541
6.50% due 09/01/2036	426	489
6.50% due 05/01/2037	61,410	69,019

28

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.03% due 09/15/2039(2)(7)(8)	$1,515,905	$220,794
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2014-DN1, Class M2
2.98% due 02/25/2024 FRS(2)	1,580,000	1,622,161
Series 2014-HQ2, Class M2
2.98% due 09/25/2024 FRS(2)	2,790,000	2,852,890
Series 2015-HQ1, Class M2
2.98% due 03/25/2025 FRS(2)	18,557	18,736
Series 2014-HQ3, Class M2
3.43% due 10/25/2024 FRS(2)	77,734	78,364
Series 2015-HQA1, Class M2
3.43% due 03/25/2028 FRS(2)	1,069,843	1,095,754
Series 2016-HQA1, Class M2
3.53% due 09/25/2028 FRS(2)	1,314,000	1,368,369

		152,894,559

Federal National Mtg. Assoc. — 18.1%
2.50% due 09/01/2027	569,810	577,776
2.50% due 02/01/2028	1,836,067	1,862,315
2.50% due 04/01/2028	475,160	481,816
2.50% due 02/01/2031	2,969,927	2,980,472
2.50% due 05/01/2031	5,430,387	5,449,667
2.50% due March 15 TBA	2,647,000	2,653,967
2.77% due 10/01/2035 FRS	2,039,903	2,155,926
2.79% due 09/01/2035 FRS	1,769,794	1,861,939
2.80% due 11/01/2036 FRS	853,416	906,287
2.92% due 05/01/2037 FRS	540,571	571,283
3.00% due 04/01/2027	1,383,763	1,428,145
3.00% due 10/01/2027	250,811	258,884
3.00% due 11/01/2027	1,878,734	1,939,371
3.00% due 01/01/2028	1,869,969	1,929,990
3.00% due 10/01/2030	3,519,489	3,622,834
3.00% due 07/01/2039 FRS	1,439,038	1,523,868
3.00% due 03/01/2042	3,304,579	3,300,059
3.00% due 12/01/2042	3,349,031	3,340,786
3.00% due 05/01/2043	3,781,924	3,767,373
3.00% due 06/01/2045	1,832,747	1,831,944
3.00% due 05/01/2046	4,310,438	4,286,263
3.00% due 09/01/2046	1,919,189	1,908,425
3.00% due March 15 TBA	72,000	74,036
3.09% due 10/01/2040 FRS	563,604	596,259
3.19% due 08/01/2035 FRS	1,200,128	1,283,954
3.27% due 10/01/2040 FRS	1,108,050	1,175,393
3.28% due 05/01/2040 FRS	2,030,351	2,146,460
3.50% due 08/01/2026	1,561,905	1,631,153
3.50% due 09/01/2026	1,428,684	1,493,170
3.50% due 08/01/2027	216,497	225,925
3.50% due 10/01/2028	3,176,982	3,320,955
3.50% due 12/01/2041	489,627	504,730
3.50% due 03/01/2042	724,091	746,251
3.50% due 08/01/2042	4,577,912	4,717,201
3.50% due 09/01/2042	650,453	670,193
3.50% due 02/01/2043	3,277,286	3,391,138
3.50% due 04/01/2045	716,378	736,181
3.50% due 07/01/2045	2,232,819	2,291,385
3.50% due 08/01/2045	2,903,212	2,983,416
3.50% due 09/01/2045	666,121	683,593
3.50% due 10/01/2045	3,497,403	3,596,230
3.50% due 11/01/2045	5,921,456	6,076,774
3.50% due 12/01/2045	11,713,704	12,020,951
3.50% due 02/01/2046	2,639,959	2,709,204
3.50% due 03/01/2046	12,238,426	12,559,435
3.50% due 07/01/2046	6,698,087	6,892,792

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
3.50% due March 15 TBA	$1,968,000	$2,052,304
4.00% due 11/01/2025	127,788	134,273
4.00% due 06/01/2039	540,286	575,209
4.00% due 09/01/2040	145,347	153,318
4.00% due 10/01/2040	306,924	322,952
4.00% due 12/01/2040	2,468,330	2,604,487
4.00% due 10/01/2041	1,440,924	1,520,834
4.00% due 11/01/2041	1,592,111	1,676,765
4.00% due 01/01/2043	1,157,637	1,226,921
4.00% due 12/01/2043	506,416	537,669
4.00% due 10/01/2044	5,010,234	5,269,374
4.00% due 02/01/2045	5,499,852	5,812,163
4.00% due 02/01/2046	4,099,433	4,311,725
4.00% due 06/01/2046	362,878	381,670
4.50% due 06/01/2018	1,435	1,472
4.50% due 10/01/2024	563,654	595,793
4.50% due 03/01/2025	782,936	823,311
4.50% due 06/01/2039	189,689	204,585
4.50% due 01/01/2040	515,717	555,568
4.50% due 02/01/2040	1,269,493	1,383,792
4.50% due 05/01/2040	413,501	449,340
4.50% due 11/01/2040	432,883	467,278
4.50% due 12/01/2040	389,027	418,526
4.50% due 05/01/2041	789,558	849,377
4.50% due 03/01/2042	4,329,166	4,665,983
4.50% due 08/01/2045	10,926,057	11,901,563
5.00% due 09/01/2018	1,256	1,289
5.00% due 10/01/2018	1,091	1,118
5.00% due 03/01/2020	3,326	3,471
5.00% due 06/01/2022	82,644	85,121
5.00% due 10/01/2024	280,135	290,056
5.00% due 09/01/2033	793,987	874,594
5.00% due 04/01/2040	434,088	476,359
5.00% due 05/01/2040	872,869	961,633
5.00% due 06/01/2040	4,003,804	4,393,687
5.00% due 07/01/2040	1,018,227	1,117,801
5.00% due 02/01/2045	2,296,182	2,555,211
5.50% due 12/01/2029	208,066	231,365
5.50% due 12/01/2033	40,792	45,782
5.50% due 07/01/2037	48,759	54,491
5.50% due 08/01/2037	1,877,698	2,098,829
5.50% due 06/01/2038	229,268	256,669
5.50% due 09/01/2039	724,861	812,660
6.00% due 08/01/2034	36,386	41,479
6.00% due 11/01/2035	61,799	70,624
6.00% due 06/01/2036	86,345	98,155
6.00% due 12/01/2036	150,280	170,137
6.00% due 07/01/2038	721,434	816,974
6.00% due 09/01/2038	386,749	437,938
6.00% due 11/01/2038	235,984	267,084
Fannie Mae Connecticut Avenue Securities FRS
Series 2013-C01, Class M1 2.78% due 10/25/2023(2)	41,061	41,438

		186,266,386

Government National Mtg. Assoc. — 1.7%
3.00% due 02/20/2045	2,632,642	2,668,051
3.00% due 05/20/2045	2,036,151	2,063,380
3.00% due 07/20/2045	493,714	500,286
3.50% due 03/20/2045	1,907,400	1,985,634
3.50% due 07/20/2045	902,924	939,958
4.00% due 03/20/2044	1,075,124	1,138,924
4.00% due 07/20/2045	3,422,251	3,624,789
4.00% due 10/20/2045	1,261,571	1,337,658
4.50% due 05/15/2039	671,703	739,017
5.00% due 05/15/2034	276,661	307,100

29

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.00% due 01/15/2040	$586,689	$658,727
5.50% due 12/15/2039	804,017	908,515
6.00% due 10/15/2039	475,998	539,845
7.00% due 09/15/2028	3,848	3,939

		17,415,823

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	565,000	569,682

Total U.S. Government Agencies
(cost $360,478,179)		357,146,450

U.S. GOVERNMENT TREASURIES — 12.2%
United States Treasury Bonds — 5.3%
2.25% due 08/15/2046	2,190,000	1,872,962
2.50% due 02/15/2045	4,308,000	3,906,650
2.50% due 02/15/2046	3,383,000	3,061,747
2.50% due 05/15/2046#	5,170,000	4,677,030
2.88% due 11/15/2046	446,000	437,341
3.00% due 05/15/2045	2,154,000	2,161,405
3.00% due 11/15/2045	12,041,000	12,082,867
3.13% due 11/15/2041	2,952,000	3,042,520
3.13% due 02/15/2042	6,916,000	7,128,072
3.13% due 08/15/2044	310,000	318,852
3.63% due 08/15/2043	1,723,000	1,936,020
3.63% due 02/15/2044	523,000	587,803
3.75% due 08/15/2041	131,000	149,647
3.88% due 08/15/2040	507,000	590,378
4.25% due 11/15/2040	2,585,000	3,179,147
4.38% due 05/15/2041	1,638,000	2,054,347
4.50% due 02/15/2036#	4,233,000	5,409,808
4.63% due 02/15/2040	245,000	316,978
5.25% due 11/15/2028	1,357,000	1,740,989

		54,654,563

United States Treasury Notes — 6.9%
0.75% due 01/31/2018	1,173,000	1,171,397
0.88% due 01/31/2018#	4,692,000	4,690,348
1.00% due 05/31/2018	11,890,000	11,889,536
1.13% due 06/30/2021	6,214,000	6,035,347
1.13% due 07/31/2021	2,819,000	2,734,320
1.25% due 11/30/2018	16,917,000	16,942,765
1.25% due 01/31/2020	1,000,000	993,867
1.38% due 06/30/2018	3,446,000	3,461,614
1.38% due 07/31/2018	4,136,000	4,154,740
1.38% due 12/31/2018	1,725,000	1,730,727
1.38% due 09/30/2020	1,984,000	1,964,779
1.50% due 08/31/2018	6,031,000	6,067,518
1.63% due 12/31/2019	584,000	586,806
1.75% due 12/31/2020	480,000	480,619
2.00% due 11/15/2021	862,000	866,950
2.00% due 07/31/2022	492,000	492,403
2.13% due 12/31/2021	473,000	478,081
2.38% due 05/31/2018	4,852,000	4,933,877
3.38% due 11/15/2019	947,000	996,717

		70,672,411

Total U.S. Government Treasuries
(cost $126,117,825)		125,326,974

COMMON STOCKS — 0.0%
Television — 0.0%
ION Media Networks, Inc.†(5)(6) (cost $1)	79	46,861

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES — 0.1%
Electric - Distribution — 0.0%
Entergy Louisiana LLC 4.70%	22,875	$529,785

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%†	6,900	53,820

Telecom Services — 0.1%
Qwest Corp. 6.13%#	27,125	665,376

Total Preferred Securities
(cost $1,356,414)		1,248,981

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.9%
Banks - Commercial — 0.0%
Standard Chartered PLC VRS 7.50% due 04/02/2022*#(3)	$354,000	364,408

Banks - Super Regional — 0.2%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(3)	1,323,000	1,309,770
Wells Fargo Capital X 5.95% due 12/01/2086	413,000	440,877

		1,750,647

Diversified Banking Institutions — 0.4%
BAC Capital Trust XIII FRS Series F 4.00% due 03/20/2017(3)	862,000	668,998
Deutsche Bank AG VRS 7.50% due 04/30/2025#(3)	600,000	560,250
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(3)	1,759,000	1,867,091
Royal Bank of Scotland Group PLC VRS 8.00% due 08/10/2025(3)	425,000	425,531
Societe Generale SA VRS 7.88% due 12/18/2023*#(3)	993,000	990,517

		4,512,387

Electric - Integrated — 0.2%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	754,000	789,815
Southern Co. FRS Series B 5.50% due 03/15/2057	892,000	929,763

		1,719,578

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%(5)(6)†	148,000	15

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	817,000	833,659

Financial Guarantee Insurance — 0.1%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	1,309,000	1,112,650

Food - Dairy Products — 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	868,000	976,500

30

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Insurance - Life/Health — 0.1%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045#	$407,000	$425,315
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	921,000	991,733

		1,417,048

Insurance - Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066	1,052,000	1,162,460

Multimedia — 0.2%
Viacom, Inc. FRS 5.88% due 02/28/2057	1,287,000	1,310,601
Viacom, Inc. FRS 6.25% due 02/28/2057	579,000	585,677

		1,896,278

Pipelines — 0.2%
Transcanada Trust FRS 5.30% due 03/15/2077	1,460,000	1,474,600
TransCanada Trust FRS 5.63% due 05/20/2075#	490,000	510,090

		1,984,690

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053#	1,817,000	1,926,020

Total Preferred Securities/Capital Securities
(cost $18,533,361)		19,656,340

Total Long-Term Investment Securities
(cost $993,322,535)		998,625,207

SHORT-TERM INVESTMENT SECURITIES — 5.6%
Registered Investment Companies — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(9)(10)	20,710,665	20,710,665

Time Deposits — 3.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/2017	36,681,000	36,681,000

Total Short-Term Investment Securities
(cost $57,391,665)		57,391,665

TOTAL INVESTMENTS
(cost $1,050,714,200)(11)	102.6%	1,056,016,872
Liabilities in excess of other assets	(2.6)	(26,991,303)

NET ASSETS	100.0%	$1,029,025,569

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2017, the aggregate value of these securities was $145,069,981 representing 14.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of February 28, 2017.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(6)	Illiquid security. At February 28, 2017, the aggregate value of these securities was $46,984 representing 0.0% of net assets.
(7)	Interest Only
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2017.
(9)	At February 28, 2017, the Fund had loaned securities with a total value of 64,149,003. This was secured by collateral of $20,710,665, which was received in cash and subsequently invested in short-term investments currently valued at $20,710,665 as reported in the Portfolio of Investments. Additional collateral of $44,913,558 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	1.50% to 9.25%	11/01/2017 to 03/01/2047	$3,726,187
Federal National Mtg. Assoc.	zero coupon to 8.50%	11/01/2017 to 03/01/2047	5,098,222
Government National Mtg. Assoc.	1.21% to 8.50%	12/16/2024 to 02/20/2067	6,454,207
United States Treasury Bills	0.00%	05/04/2017 to 05/11/2017	60,195
United States Treasury Notes/Bonds	0.13% to 4.38%	04/15/2017 to 02/15/2045	29,574,747

(10)	The rate shown is the 7-day yield as of February 28, 2017.
(11)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

ULC—Unlimited Liability Corp.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2017 and unless noted otherwise, the dates are the original maturity dates.

31

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$33,836,196	$—	$33,836,196
U.S. Corporate Bonds & Notes:
Airlines	—	2,491,554	45,277	2,536,831
Finance - Investment Banker/Broker	—	807,468	41	807,509
Gambling (Non-Hotel)	—	2,372,025	67	2,372,092
Other Industries	—	369,058,127	—	369,058,127
Foreign Corporate Bonds & Notes	—	83,503,294	—	83,503,294
Foreign Government Obligations	—	3,085,552	—	3,085,552
U.S. Government Agencies	—	357,146,450	—	357,146,450
U.S. Government Treasuries	—	125,326,974	—	125,326,974
Common Stocks	—	—	46,861	46,861
Preferred Securities	1,248,981	—	—	1,248,981
Preferred Securities/Capital Securities:
Finance - Investment Banker/Broker	—	—	15	15
Other Industries	—	19,656,325	—	19,656,325
Short-Term Investment Securities:
Registered Investment Companies	20,710,665	—	—	20,710,665
Time Deposits	—	36,681,000	—	36,681,000

Total Investments at Value	$21,959,646	$1,033,964,965	$92,261	$1,056,016,872

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

32

VALIC Company II Government Money Market II Fund†

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Industry Allocation*

U.S. Government Agencies	86.3%
U.S. Government Treasuries	18.2
Repurchase Agreements	0.7

105.2%

Credit Quality@#

A-1+	99.3%
A-1	0.7

100.0%

*	Calculated as a percentage of net assets.
@	Source Standard & Poor’s
#	Calculated as a percentage of total debt issues.
†	See Note 1

Weighted Average days to Maturity — 16.7 days

33

VALIC Company II Government Money Market II Fund†

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 104.5%
U.S. Government Agencies — 86.3%
Federal Farm Credit Bank
0.68% due 03/27/2017 FRS	$1,000,000	$999,976
0.75% due 04/10/2017 FRS	1,000,000	999,978
0.80% due 03/29/2017 FRS	5,350,000	5,349,790
0.82% due 05/24/2017 FRS	3,500,000	3,500,000
0.83% due 09/22/2017 FRS	1,200,000	1,200,922
0.91% due 08/01/2017 FRS	1,550,000	1,552,334
Federal Home Loan Bank
0.30% due 03/01/2017	7,000,000	7,000,000
0.53% due 03/15/2017	31,000,000	30,993,692
0.53% due 03/22/2017	7,500,000	7,497,681
0.53% due 05/05/2017	750,000	749,296
0.56% due 07/17/2017 FRS	7,000,000	7,000,167
0.66% due 08/07/2017 FRS	1,450,000	1,450,000
0.67% due 03/16/2017 FRS	5,500,000	5,499,987
0.74% due 10/06/2017 FRS	7,000,000	7,000,000
0.78% due 04/25/2017 FRS	3,350,000	3,350,056
0.81% due 08/04/2017 FRS	3,000,000	3,000,000
0.82% due 08/22/2017 FRS	2,000,000	2,000,000
0.85% due 12/05/2017 FRS	755,000	755,680
0.85% due 12/07/2017 FRS	1,500,000	1,501,182
Federal Home Loan Mtg. Corp.
0.41% due 03/02/2017	1,000,000	999,989
0.56% due 05/04/2017 FRS	3,500,000	3,500,000
0.79% due 04/20/2017 FRS	1,200,000	1,200,444
0.82% due 04/27/2017 FRS	3,500,000	3,501,310
0.91% due 07/21/2017 FRS	1,500,000	1,500,559
1.00% due 06/29/2017	1,600,000	1,602,046
Federal National Mtg. Assoc.
0.45% due 03/02/2017	7,000,000	6,999,912
0.52% due 03/20/2017	3,500,000	3,499,058
0.79% due 09/08/2017 FRS	700,000	700,899
0.79% due 10/05/2017 FRS	600,000	600,261
0.80% due 07/20/2017 FRS	1,000,000	1,000,277

Total U.S. Government Agencies
(amortized cost $116,505,496)		116,505,496

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries — 18.2%
United States Treasury Bills
0.48% due 03/02/2017	$13,000,000	$12,999,827
0.50% due 03/02/2017	5,000,000	4,999,931
0.51% due 03/09/2017	6,500,000	6,499,270

Total U.S. Government Treasuries
(amortized cost $24,499,028)		24,499,028

Total Short-Term Investment Securities — 104.5%
(amortized cost $141,004,524)		141,004,524

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount of $984,001 and collateralized by $895,000 of United States Treasury Notes, bearing interest at 3.66%, due 08/15/2043 and having an approximate value of $1,004,108 (cost $984,000)	984,000	984,000

TOTAL INVESTMENTS —
(amortized cost $141,988,524)(1)	105.2%	141,988,524
Liabilities in excess of other assets	(5.2)	(7,079,944)

NET ASSETS	100.0%	$134,908,580

†	See Note 1
(1)	See Note 5 for cost of investments on a tax basis.
FRS—Floating	Rate Security

The rates shown on FRS are the current interest rates at February 28, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	$141,004,524	$—	$141,004,524
Repurchase Agreements	—	984,000	—	984,000

Total Investments at Value	$—	$141,988,524	$—	$141,988,524

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

34

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	11.2%
Registered Investment Companies	9.0
Cable/Satellite TV	7.7
Medical — Hospitals	6.1
Repurchase Agreements	4.5
Medical — Drugs	3.9
Television	3.7
Cellular Telecom	2.8
Finance — Consumer Loans	2.5
Building — Residential/Commercial	2.3
Diversified Banking Institutions	2.2
Telephone — Integrated	2.2
Containers — Metal/Glass	2.2
Containers — Paper/Plastic	2.0
Steel — Producers	1.9
Pipelines	1.8
Data Processing/Management	1.6
Chemicals — Specialty	1.5
Rental Auto/Equipment	1.3
Gambling (Non-Hotel)	1.3
Electronic Components — Semiconductors	1.2
Casino Hotels	1.2
Finance — Other Services	1.2
Telecommunication Equipment	1.1
Enterprise Software/Service	1.0
Cosmetics & Toiletries	1.0
Diagnostic Kits	1.0
Oil & Gas Drilling	0.9
Metal — Aluminum	0.9
Internet Content — Entertainment	0.9
Diversified Minerals	0.9
Building & Construction Products — Misc.	0.9
Diversified Manufacturing Operations	0.9
Semiconductor Equipment	0.9
Broadcast Services/Program	0.9
Office Automation & Equipment	0.9
Multimedia	0.9
Real Estate Investment Trusts	0.8
Internet Connectivity Services	0.8
Food — Canned	0.8
Security Services	0.8
Building Products — Cement	0.8
Food — Flour & Grain	0.7
Printing — Commercial	0.7
Banks — Commercial	0.7
Coal	0.6
Disposable Medical Products	0.6
Applications Software	0.6
Insurance — Multi — line	0.6
Transport — Equipment & Leasing	0.5
Metal Processors & Fabrication	0.5
Retail — Restaurants	0.5
E-Commerce/Services	0.5
Computer Services	0.5
Racetracks	0.5
Chemicals — Diversified	0.5
Machinery — Material Handling	0.5
Retail — Leisure Products	0.5
Retail — Apparel/Shoe	0.5
Oil — Field Services	0.4
Retail — Arts & Crafts	0.4
Machinery — General Industrial	0.4
Independent Power Producers	0.4
Housewares	0.4
Financial Guarantee Insurance	0.3
Computer Software	0.3
Telecom Services	0.3
Medical Information Systems	0.3
Casino Services	0.3

Hazardous Waste Disposal	0.3
Office Supplies & Forms	0.3
Electric — Generation	0.2
Commercial Services — Finance	0.2
Distribution/Wholesale	0.2
Radio	0.2
Steel — Specialty	0.2
Finance — Credit Card	0.2
Medical — Wholesale Drug Distribution	0.1
Software Tools	0.1
E-Commerce/Products	0.1
Insurance — Property/Casualty	0.1
Food — Misc./Diversified	0.1
Medical — HMO	0.1
Music	0.1

107.9%

Credit Quality†#

Ba	21.1%
B	51.0
Caa	22.9
Not Rated@	5.0

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

35

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Security Description	Principal Amount(13)	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 2.4%
Cable/Satellite TV — 0.3%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026*	$1,320,000	$1,588,950

Commercial Services - Finance — 0.2%
Cardtronics, Inc. Senior Notes 1.00% due 12/01/2020#(2)	1,360,000	1,434,800

E-Commerce/Services — 0.5%
Priceline Group, Inc. Senior Notes 0.90% due 09/15/2021#	1,490,000	1,668,800
Zillow Group, Inc. Senior Notes 2.00% due 12/01/2021*	1,560,000	1,553,175

		3,221,975

Electronic Components - Semiconductors — 0.6%
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2025	1,205,000	1,719,384
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027*#	1,068,000	1,078,013
Microchip Technology, Inc. Junior Notes 2.25% due 02/15/2037*	1,113,000	1,121,347

		3,918,744

Finance - Credit Card — 0.2%
Blackhawk Network Holdings, Inc. Senior Notes 1.50% due 01/15/2022*	949,000	963,235

Financial Guarantee Insurance — 0.2%
MGIC Investment Corp. Senior Notes 2.00% due 04/01/2020(2)	1,010,000	1,544,038

Multimedia — 0.3%
Liberty Media Corp.-Liberty Formula One Senior Notes 1.00% due 01/30/2023*	1,610,000	1,676,412

Oil Companies - Exploration & Production — 0.1%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019#(2)	1,465,000	454,150
PDC Energy, Inc. Company Guar. Notes 1.13% due 09/15/2021	223,000	240,004

		694,154

Total Convertible Bonds & Notes
(cost $15,827,899)		15,042,308

U.S. CORPORATE BONDS & NOTES — 73.3%
Applications Software — 0.6%
Emdeon, Inc. Company Guar. Notes 6.00% due 02/15/2021*	2,125,000	2,263,125
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019#	1,285,000	1,320,337

		3,583,462

Security Description	Principal Amount(13)	Value (Note 2)

Broadcast Services/Program — 0.9%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	$1,260,000	$1,269,450
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	4,055,000	4,338,850

		5,608,300

Building & Construction Products - Misc. — 0.9%
Ply Gem Industries, Inc. Company Guar. Notes 6.50% due 02/01/2022	2,440,000	2,538,088
Standard Industries, Inc. Senior Notes 5.13% due 02/15/2021*	550,000	573,375
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	2,465,000	2,533,773

		5,645,236

Building Products - Cement — 0.5%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	2,755,000	2,861,756

Building - Residential/Commercial — 2.3%
Beazer Homes USA, Inc. Company Guar. Notes 8.75% due 03/15/2022*	1,865,000	2,023,301
KB Home Company Guar. Notes 4.75% due 05/15/2019	445,000	455,569
KB Home Company Guar. Notes 7.00% due 12/15/2021	2,905,000	3,180,975
KB Home Company Guar. Notes 7.50% due 09/15/2022#	1,145,000	1,253,775
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,625,363
Lennar Corp. Company Guar. Notes 4.75% due 04/01/2021	2,370,000	2,467,762
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021(2)	3,295,000	3,459,750

		14,466,495

Cable/Satellite TV — 5.8%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 02/15/2023	150,000	156,188
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	4,780,000	4,959,250
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 09/01/2023	715,000	749,856
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	360,000	377,820
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	1,815,000	1,942,050

36

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	$1,490,000	$1,598,025
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	7,105,000	7,196,699
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	845,000	890,126
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	2,950,000	2,968,437
CSC Holdings LLC Senior Notes 10.13% due 01/15/2023*	2,445,000	2,830,087
CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*	1,055,000	1,271,275
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	3,120,000	3,205,800
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	5,951,000	6,560,977
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	1,325,000	1,477,375

		36,183,965

Casino Hotels — 1.2%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	3,870,000	4,184,437
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	3,015,000	3,128,063

		7,312,500

Casino Services — 0.2%
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	1,300,000	1,329,640

Cellular Telecom — 2.8%
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	2,240,000	2,447,200
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	3,945,000	4,259,377
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	5,140,000	5,602,600
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	4,945,000	5,501,313

		17,810,490

Chemicals - Diversified — 0.5%
Hexion, Inc. Senior Sec. Notes 10.38% due 02/01/2022*	$2,955,000	$3,043,650

Security Description	Principal Amount(13)		Value (Note 2)

Chemicals - Specialty — 1.5%
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023#		4,370,000	4,637,662
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025		455,000	494,244
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*#		3,940,000	4,117,300

			9,249,206

Coal — 0.6%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. Sec. Notes 12.00% due 11/01/2021		1,045,000	1,139,050
Foresight Energy LLC/Foresight Energy Finance Corp. Sec. Notes 10.00% due 08/15/2021*(1)		1,888,616	2,068,035
Peabody Securities Finance Corp. Senior Sec. Notes 6.00% due 03/31/2022*		380,000	387,600
Peabody Securities Finance Corp. Senior Sec. Notes 6.38% due 03/31/2025*		410,000	418,200

			4,012,885

Computer Services — 0.5%
Conduent Finance, Inc./Xerox Business Services LLC Company Guar. Notes 10.50% due 12/15/2024*		2,815,000	3,212,619

Containers - Metal/Glass — 0.9%
Ball Corp. Company Guar. Notes 3.50% due 12/15/2020	EUR	465,000	545,036
Ball Corp. Company Guar. Notes 4.38% due 12/15/2023	EUR	620,000	739,391
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*#		4,070,000	4,370,162

			5,654,589

Containers - Paper/Plastic — 2.0%
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022		2,760,000	2,922,150
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*		3,720,000	3,803,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*		3,080,000	3,191,650
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*		2,320,000	2,495,450

			12,412,950

Cosmetics & Toiletries — 1.0%
Avon International Operations, Inc. Senior Sec. Notes 7.88% due 08/15/2022*		2,750,000	2,925,010

37

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cosmetics & Toiletries (continued)
Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024#	$3,330,000	$3,421,575

		6,346,585

Data Processing/Management — 1.6%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	3,580,000	3,723,200
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	2,415,000	2,502,544
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	3,245,000	3,488,375

		9,714,119

Diagnostic Kits — 1.0%
Alere, Inc. Company Guar. Notes 6.38% due 07/01/2023*	3,700,000	3,755,500
Alere, Inc. Company Guar. Notes 6.50% due 06/15/2020	2,555,000	2,567,775

		6,323,275

Disposable Medical Products — 0.6%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	3,815,000	3,900,837

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	335,000	343,794
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	790,000	829,500

		1,173,294

Electric - Integrated — 0.0%
GenOn Americas Generation LLC Senior Notes 9.13% due 05/01/2031#	250,000	223,750
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(2)	5,553,748	41,653

		265,403

Electronic Components - Semiconductors — 0.6%
Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	3,770,000	3,892,525

Enterprise Software/Service — 1.0%
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(1)	595,000	611,362
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	165,000	171,188
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	5,425,000	5,642,000

		6,424,550

Security Description	Principal Amount(13)	Value (Note 2)

Finance - Consumer Loans — 2.5%
Navient Corp. Senior Notes 5.88% due 10/25/2024	$4,250,000	$3,984,375
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	511,000	534,956
SLM Corp. Senior Notes 5.50% due 01/25/2023	570,000	545,775
SLM Corp. Senior Notes 6.13% due 03/25/2024	3,850,000	3,686,375
Springleaf Finance Corp. Company Guar. Notes 5.25% due 12/15/2019	970,000	976,063
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021#	2,585,000	2,756,256
Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	3,095,000	3,400,631

		15,884,431

Finance - Other Services — 1.2%
FBM Finance, Inc. Senior Sec. Notes 8.25% due 08/15/2021*	1,080,000	1,155,816
Hexion 2 US Finance Corp. Senior Sec. Notes 13.75% due 02/01/2022*(2)	1,335,000	1,294,950
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	2,400,000	2,436,000
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	955,000	976,488
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 06/01/2022	1,425,000	1,435,687

		7,298,941

Financial Guarantee Insurance — 0.1%
MGIC Investment Corp. Senior Notes 5.75% due 08/15/2023	680,000	719,100

Food - Canned — 0.8%
TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	3,530,000	3,644,725
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	1,230,000	1,294,575

		4,939,300

Food - Flour & Grain — 0.7%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	4,040,000	3,906,155
Post Holdings, Inc. Company Guar. Notes 6.00% due 12/15/2022*	740,000	780,700

		4,686,855

Food - Misc./Diversified — 0.1%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 5.88% due 01/15/2024	565,000	597,488

38

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Gambling (Non-Hotel) — 1.3%
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	$2,455,000	$2,522,512
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024*	3,740,000	3,805,450
Scientific Games International, Inc. Company Guar. Notes 6.63% due 05/15/2021	1,755,000	1,649,700

		7,977,662

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	1,320,000	1,349,700

Housewares — 0.4%
American Greetings Corp. Senior Notes 7.88% due 02/15/2025*	2,155,000	2,258,720

Independent Power Producers — 0.4%
Dynegy, Inc. Company Guar. Notes 8.00% due 01/15/2025*	1,200,000	1,140,000
RRI Energy, Inc. Senior Notes 7.88% due 06/15/2017	1,487,000	1,167,295

		2,307,295

Insurance - Multi-line — 0.6%
Genworth Financial, Inc. Company Guar. Notes 7.63% due 09/24/2021	525,000	504,000
Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024	260,000	219,050
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	1,740,000	1,487,700
Genworth Holdings, Inc. Company Guar. Notes 7.20% due 02/15/2021	990,000	955,350
Genworth Holdings, Inc. Company Guar. Notes 7.70% due 06/15/2020#	341,000	341,000

		3,507,100

Internet Connectivity Services — 0.8%
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	3,765,000	3,981,487
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025	985,000	1,061,338

		5,042,825

Internet Content - Entertainment — 0.9%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	5,290,000	5,719,812

Machinery - General Industrial — 0.1%
Gardner Denver, Inc. Senior Notes 6.88% due 08/15/2021*#	825,000	849,750

Security Description	Principal Amount(13)	Value (Note 2)

Machinery - Material Handling — 0.5%
Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*	$2,645,000	$2,902,887

Medical Information Systems — 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Bonds 5.75% due 03/01/2025*	1,890,000	1,952,011

Medical - Biomedical/Gene — 0.0%
Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*(1)	180,000	185,400

Medical - Drugs — 0.4%
PRA Holdings, Inc. Senior Notes 9.50% due 10/01/2023*(2)	2,104,000	2,345,960

Medical - HMO — 0.1%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	540,000	581,850

Medical - Hospitals — 6.1%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	2,995,000	3,118,544
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018#	200,000	201,250
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	9,335,000	8,191,462
CHS/Community Health Systems, Inc. Company Guar. Notes 7.13% due 07/15/2020#	2,010,000	1,889,400
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	1,680,000	1,719,900
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,443,750
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,140,000	2,238,975
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,820,000	1,774,500
LifePoint Health, Inc. Company Guar. Notes 5.88% due 12/01/2023#	1,185,000	1,217,588
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	2,365,000	2,412,300
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019	5,095,000	5,098,465
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023#	505,000	500,581
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	4,370,000	4,577,575

		38,384,290

39

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Wholesale Drug Distribution — 0.1%
Vizient, Inc. Senior Notes 10.38% due 03/01/2024*	$795,000	$910,275

Metal Processors & Fabrication — 0.5%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	1,145,000	1,177,919
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,995,000	2,114,700

		3,292,619

Metal - Aluminum — 0.3%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	1,940,000	2,037,000

Mining — 0.0%
Renco Metals, Inc. Escrow Notes 11.50% due 07/01/2003†(2)(3)	210,000	6,300

Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	555,000	567,488

Office Automation & Equipment — 0.9%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2023	1,410,000	1,452,300
CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	3,870,000	4,097,362

		5,549,662

Office Supplies & Forms — 0.3%
ACCO Brands Corp. Company Guar. Notes 5.25% due 12/15/2024*	1,615,000	1,635,188

Oil & Gas Drilling — 0.2%
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	1,850,000	1,517,000

Oil Companies - Exploration & Production — 9.2%
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	2,190,000	2,239,275
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	915,000	926,437
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	6,225,000	5,322,375
Callon Petroleum Co Company Guar. Notes 6.13% due 10/01/2024*	605,000	630,712
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	2,780,000	2,877,300
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	580,000	600,300
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	665,000	615,956

Security Description	Principal Amount(13)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	$415,000	$406,700
Continental Resources, Inc. Company Guar. Notes 4.90% due 06/01/2044	4,470,000	3,922,425
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022#	1,425,000	1,453,500
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	4,585,000	4,940,337
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 11/01/2024*	335,000	335,838
Energen Corp. Senior Notes 4.63% due 09/01/2021	2,170,000	2,164,575
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022#	3,216,000	3,240,120
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023#	1,380,000	1,414,500
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	1,135,000	1,174,725
Matador Resources Co. Senior Notes 6.88% due 04/15/2023*	765,000	807,075
Matador Resources Co. Company Guar. Notes 6.88% due 04/15/2023	2,550,000	2,690,250
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024*	700,000	722,750
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	4,356,000	4,290,660
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	207,030
QEP Resources, Inc. Senior Notes 6.80% due 03/01/2020(2)	245,000	256,638
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022	1,935,000	1,977,338
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023	555,000	586,913
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022	1,460,000	1,543,950
SM Energy Co. Senior Notes 5.00% due 01/15/2024#	3,865,000	3,623,437
SM Energy Co. Senior Notes 5.63% due 06/01/2025#	25,000	23,656
SM Energy Co. Senior Notes 6.13% due 11/15/2022#	365,000	367,738
SM Energy Co. Senior Notes 6.50% due 11/15/2021#	170,000	173,825

40

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
SM Energy Co. Senior Notes 6.75% due 09/15/2026#	$395,000	$401,913
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024#	3,415,000	3,333,894
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022#	3,110,000	3,176,087
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023#	970,000	1,086,400

		57,534,629

Pipelines — 1.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	3,780,000	3,846,150
Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	3,605,000	3,816,794
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,517,062
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.75% due 03/15/2024	1,650,000	1,802,625

		10,982,631

Printing - Commercial — 0.7%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	4,610,000	4,598,475

Racetracks — 0.5%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*#	3,145,000	3,156,794

Radio — 0.2%
CBS Radio, Inc. Company Guar. Notes 7.25% due 11/01/2024*	1,095,000	1,168,913

Real Estate Investment Trusts — 0.8%
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	1,420,000	1,516,730
FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	3,555,000	3,777,188

		5,293,918

Rental Auto/Equipment — 1.3%
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	1,960,000	2,116,800
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024*	1,780,000	1,958,000
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*#	4,595,000	4,146,987

		8,221,787

Security Description	Principal Amount(13)	Value (Note 2)

Retail - Apparel/Shoe — 0.5%
L Brands, Inc. Company Guar. Notes 6.88% due 11/01/2035	$2,355,000	$2,263,744
L Brands, Inc. Senior Notes 6.95% due 03/01/2033	651,000	624,146

		2,887,890

Retail - Arts & Crafts — 0.4%
Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*#	2,600,000	2,671,500

Retail - Leisure Products — 0.5%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023*#	2,830,000	2,900,750

Retail - Restaurants — 0.5%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	3,065,000	3,225,912

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(2)(3)(4)(5)	50,000	0

Security Services — 0.8%
APX Group, Inc. Senior Sec. Notes 7.88% due 12/01/2022	1,575,000	1,704,938
APX Group, Inc. Senior Sec. Notes 7.88% due 12/01/2022*	2,815,000	3,047,237

		4,752,175

Semiconductor Equipment — 0.4%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	2,540,000	2,647,950

Software Tools — 0.1%
JDA Escrow LLC/JDA Bond Finance, Inc. Senior Sec. Notes 7.38% due 10/15/2024*	775,000	813,750

Steel - Producers — 1.9%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/2020#	1,010,000	1,029,493
AK Steel Corp. Company Guar. Notes 7.63% due 10/01/2021#	2,000,000	2,075,000
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	1,360,000	1,412,700
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	915,000	943,594
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	1,130,000	1,202,094
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	286,000	295,295
United States Steel Corp. Senior Notes 7.38% due 04/01/2020#	1,081,000	1,162,075

41

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Steel - Producers (continued)
United States Steel Corp. Senior Notes 7.50% due 03/15/2022#	$475,000	$494,000
United States Steel Corp. Senior Sec. Notes 8.38% due 07/01/2021*	3,019,000	3,396,375

		12,010,626

Steel - Specialty — 0.2%
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Company Guar. Notes 6.38% due 05/01/2022*	975,000	1,001,813

Telecommunication Equipment — 1.1%
Alcatel-Lucent USA, Inc. Senior Notes 6.45% due 03/15/2029	6,485,000	7,165,925

Telephone - Integrated — 2.2%
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	1,235,000	1,284,005
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	3,030,000	3,045,150
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023	455,000	464,100
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026*	4,330,000	4,367,887
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 08/15/2022	2,175,000	2,254,931
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	2,115,000	2,255,119

		13,671,192

Television — 3.1%
Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*#	705,000	722,625
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	1,220,000	1,204,750
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	640,000	649,005
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	1,015,000	976,938
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,585,000	1,626,606
Sinclair Television Group, Inc. Company Guar. Notes 6.13% due 10/01/2022	600,000	627,750
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*	2,990,000	3,049,800
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	3,685,000	3,781,731

Security Description	Principal Amount(13)	Value (Note 2)

Television (continued)
TEGNA, Inc. Company Guar. Notes 6.38% due 10/15/2023	$2,535,000	$2,699,775
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	3,723,000	3,802,114

		19,141,094

Total U.S. Corporate Bonds & Notes
(cost $440,361,689)		459,282,964

FOREIGN CORPORATE BONDS & NOTES — 14.5%
Building Products - Cement — 0.3%
Cemex SAB de CV Senior Sec. Notes 5.70% due 01/11/2025*	890,000	915,588
Cemex SAB de CV Senior Sec. Notes 7.75% due 04/16/2026*	710,000	795,200

		1,710,788

Cable/Satellite TV — 1.6%
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	600,000	631,500
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	3,755,000	4,031,931
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,705,000	2,803,056
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.50% due 01/15/2023*	2,410,000	2,518,450

		9,984,937

Computer Software — 0.3%
Camelot Finance SA Senior Notes 7.88% due 10/15/2024*	1,885,000	2,007,525

Containers - Metal/Glass — 1.3%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023*(1)	2,970,000	3,099,938
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*#	3,375,000	3,501,562
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.75% due 01/31/2021*	450,000	466,560
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*	845,000	921,050

		7,989,110

Diversified Manufacturing Operations — 0.9%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	5,635,000	5,635,000

42

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(13)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals — 0.9%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	$590,000	$607,818
Anglo American Capital PLC Company Guar. Notes 4.13% due 09/27/2022*#	745,000	758,037
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	490,000	508,375
Anglo American Capital PLC Company Guar. Notes 9.38% due 04/08/2019*	890,000	1,007,925
Teck Resources, Ltd. Company Guar. Notes 8.00% due 06/01/2021*	785,000	874,294
Teck Resources, Ltd. Company Guar. Notes 8.50% due 06/01/2024*	1,630,000	1,903,025

		5,659,474

Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*	160,000	162,000

Hazardous Waste Disposal — 0.1%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	320,000	334,400

Medical - Drugs — 3.5%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	4,910,000	4,517,200
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	4,510,000	4,030,812
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	1,910,000	1,539,938
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	12,550,000	10,212,562
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	2,035,000	1,620,369

		21,920,881

Metal - Aluminum — 0.6%
Constellium NV Senior Sec. Notes 7.88% due 04/01/2021*	3,430,000	3,713,318

Multimedia — 0.2%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,415,000	1,508,744

Oil & Gas Drilling — 0.7%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024#	2,375,000	2,309,687
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038#	860,000	705,200
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	255,000	232,050

Security Description	Principal Amount(13)	Value (Note 2)

Oil & Gas Drilling (continued)
Transocean, Inc. Company Guar. Notes 9.10% due 12/15/2041	$1,035,000	$1,022,063

		4,269,000

Oil Companies - Exploration & Production — 1.9%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	3,715,000	3,297,063
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*#	1,490,000	1,456,475
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	2,460,000	2,214,000
Tullow Oil PLC Company Guar. Notes 6.00% due 11/01/2020*	1,220,000	1,149,850
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*	4,235,000	3,949,137

		12,066,525

Oil - Field Services — 0.4%
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042	640,000	536,000
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/2036#	1,700,000	1,568,250
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	640,000	603,200

		2,707,450

Semiconductor Equipment — 0.5%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	1,435,000	1,456,525
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*#	1,430,000	1,508,650

		2,965,175

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 8.46% due 01/15/2015†*(2)(3)(4)(5)	925,000	0

Telecom Services — 0.3%
Wind Acquisition Finance SA Senior Sec. Notes 4.75% due 07/15/2020*	1,940,000	1,971,525

Television — 0.5%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,720,000	2,862,800

Transport - Equipment & Leasing — 0.5%
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.25% due 08/15/2022*	1,890,000	1,970,325

43

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(13)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Transport - Equipment & Leasing (continued)
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	$1,375,000	$1,437,150

		3,407,475

Total Foreign Corporate Bonds & Notes
(cost $90,222,212)		90,876,127

LOANS(2)(6)(7)(8) — 0.5%
Building - Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(3)	2,037,810	0

E-Commerce/Products — 0.1%
Lands’ End, Inc. FRS BTL-B 4.26% due 04/04/2021	1,010,712	747,927

Insurance - Property/Casualty — 0.1%
Asurion LLC FRS 2nd Lien 8.53% due 03/03/2021	635,000	641,946

Machinery - General Industrial — 0.3%
Gardner Denver, Inc. FRS BTL 4.28% due 07/30/2020	1,818,900	1,807,532

Total Loans
(cost $3,455,619)		3,197,405

COMMON STOCKS — 0.3%
Electric - Generation — 0.2%
Vistra Energy Corp.†	93,359	1,508,681
Vistra Energy Corp. CVR†	93,359	1,016

		1,509,697

Multimedia — 0.0%
Haights Cross Communication, Inc. †(2)(3)	10,439	0

Television — 0.1%
ION Media Networks, Inc.†(2)(3)(9)	616	365,401

Total Common Stocks
(cost $5,224,629)		1,875,098

MEMBERSHIP INTEREST CERTIFICATES†(2)(9) — 0.1%
Casino Services — 0.1%
Herbst Gaming, Inc. (cost $232,701)	23,439	392,605

PREFERRED SECURITIES/CAPITAL SECURITIES — 3.3%
Banks - Commercial — 0.7%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(10)	EUR 1,000,000	1,038,222
Banco Bilbao Vizcaya Argentaria SA VRS 8.88% due 04/14/2021(10)	EUR 1,800,000	2,093,397
Intesa Sanpaolo SpA VRS 7.70% due 09/17/2025*#(10)	1,435,000	1,361,456

		4,493,075

Diversified Banking Institutions — 2.2%
Barclays PLC VRS 7.88% due 03/15/2022(10)	879,000	922,115
Barclays PLC VRS 8.00% due 12/15/2020(10)	EUR 1,000,000	1,156,144
Barclays PLC VRS 8.25% due 12/15/2018(10)	1,120,000	1,188,600
BNP Paribas SA VRS 7.63% due 03/30/2021*(10)	1,615,000	1,705,440

Security Description	Shares/ Principal Amount(13)	Value (Note 2)

Diversified Banking Institutions (continued)
Credit Agricole SA VRS 8.13% due 12/23/2025*(10)	$2,520,000	$2,693,502
Credit Suisse Group AG VRS 6.25% due 12/18/2024(10)	3,150,000	3,191,372
Royal Bank of Scotland Group PLC FRS 6.99% due 10/05/2017*(10)	1,690,000	1,892,800
Royal Bank of Scotland Group PLC FRS Series U 7.64% due 09/30/2017#(10)	500,000	476,250
Societe Generale SA VRS 8.25% due 11/29/2018(10)	875,000	912,047

		14,138,270

Multimedia — 0.4%
NBCUniversal Enterprise, Inc. 5.25% due 03/19/2021*(10)	1,260,000	1,329,300
Viacom, Inc. FRS 5.88% due 02/28/2057	660,000	672,103
Viacom, Inc. FRS 6.25% due 02/28/2057	245,000	247,826

		2,249,229

Total Preferred Securities/Capital Securities
(cost $20,195,304)		20,880,574

Total Long-Term Investment Securities
(cost $575,520,053)		591,547,081

SHORT-TERM INVESTMENT SECURITIES — 9.0%
Registered Investment Companies — 9.0%
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(11)(12) (cost $56,735,310)	56,735,310	56,735,310

REPURCHASE AGREEMENTS — 4.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/17, to be repurchased 03/01/17 in the amount of $28,111,023 and collateralized by $31,700,000 of United States Treasury Notes, bearing interest at 2.50%, due 02/15/2045 and having an approximate value of $28,674,932 (cost $28,111,000)	28,111,000	28,111,000

TOTAL INVESTMENTS
(cost $660,366,363)(14)	107.9%	676,393,391
Liabilities in excess of other assets	(7.9)	(49,522,752)

NET ASSETS	100.0%	$626,870,639

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2017, the aggregate value of these securities was $276,675,937 representing 44.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Illiquid security. At February 28, 2017, the aggregate value of these securities was $14,151,704 representing 2.3% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(4)	Company has filed for bankruptcy protection.
(5)	Security in default of interest and principal at maturity.
(6)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant

44

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(7)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(8)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(9)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 28, 2017, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stock
ION Media Networks, Inc.	12/16/2016	616	$–	$365,401	$593.18	0.06%
Membership Interest Certificate
Herbst Gaming, Inc.	03/26/2008	23,439	232,701	392,605	16.75	0.06%

(10)	Perpetual maturity — maturity date reflects the next call date.
(11)	At February 28, 2017, the Fund had loaned securities with a total value of $55,733,170. This was secured by collateral of $56,735,310, which was received in cash and subsequently invested in short-term investments currently valued at $56,735,310 as reported in the Portfolio of Investments.
(12)	The rate shown is the 7-day yield as of February 28, 2017.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	See Note 5 for cost of investments on a tax basis.

BTL—Bank Term Loan

CVR—Contingent Value Rights

EUR—Euro Currency

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	4,953,000	USD	5,226,792	03/31/2017	$–	$(27,498)

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(1)
					Value(4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Implied Credit Spread at February 28, 2017(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index	5.00%	12/20/2021	0.3161%	$11,375	$462,743	$414,442

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

45

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes	$—	$15,042,308	$—	$15,042,308
U.S. Corporate Bonds & Notes:
Mining	—	—	6,300	6,300
Rubber/Plastic Products	—	—	0	0
Other Industries	—	459,276,664	—	459,276,664
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	90,876,127	—	90,876,127
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	3,197,405	—	3,197,405
Common Stocks:
Electric-Generation	1,508,681	1,016	—	1,509,697
Other Industries	—	—	365,401	365,401
Membership Interest Certificates	—	392,605	—	392,605
Preferred Securities/Capital Securities	—	20,880,574	—	20,880,574
Short-Term Investment Securities	56,735,310	—	—	56,735,310
Repurchase Agreements	—	28,111,000	—	28,111,000

Total Investments at Value	$58,243,991	$617,777,699	$371,701	$676,393,391

Other Financial Instruments:+
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	$—	$414,442	$—	$414,442

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$27,498	$—	$27,498

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

46

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Industry Allocation*

Auto/Truck Parts & Equipment-Original	4.9%
Registered Investment Companies	4.3
Banks — Commercial	4.0
Containers — Paper/Plastic	2.8
Electronic Components-Misc.	2.5
Retail — Discount	2.4
Computer Services	2.1
Repurchase Agreements	2.1
Distribution/Wholesale	2.1
Machinery — General Industrial	2.0
Diversified Financial Services	1.8
E-Commerce/Products	1.8
Casino Services	1.7
Building & Construction Products — Misc.	1.7
Beverages — Non-alcoholic	1.7
Commercial Services	1.5
Retail — Restaurants	1.5
Steel — Producers	1.5
Chemicals — Diversified	1.5
Photo Equipment & Supplies	1.5
Food — Misc./Diversified	1.4
E-Commerce/Services	1.4
Oil — Field Services	1.4
Enterprise Software/Service	1.3
Oil Companies — Exploration & Production	1.3
Apparel Manufacturers	1.3
Steel — Specialty	1.2
Human Resources	1.2
Beverages — Wine/Spirits	1.1
Hotels/Motels	1.1
Food — Wholesale/Distribution	1.1
Wireless Equipment	1.1
Fisheries	1.1
Chemicals — Specialty	1.1
Real Estate Operations & Development	1.0
Building Products — Cement	1.0
Diversified Operations/Commercial Services	1.0
Computers — Periphery Equipment	1.0
Applications Software	1.0
Food — Catering	0.9
Insurance — Property/Casualty	0.9
Medical — Drugs	0.9
Transport — Services	0.8
Chemicals — Fibers	0.8
Medical — Biomedical/Gene	0.8
Transactional Software	0.8
Retail — Misc./Diversified	0.8
Computers — Integrated Systems	0.8
Cosmetics & Toiletries	0.8
Medical Labs & Testing Services	0.8
Investment Management/Advisor Services	0.7
Transport — Marine	0.7
Gambling (Non-Hotel)	0.7
Medical Products	0.7
Electronic Components — Semiconductors	0.7
Metal — Copper	0.6
Brewery	0.6
Retail — Drug Store	0.6
Retail — Apparel/Shoe	0.6
Semiconductor Equipment	0.5
Forestry	0.5
Wire & Cable Products	0.5
Machine Tools & Related Products	0.5
Funeral Services & Related Items	0.5
Airlines	0.5
Insurance Brokers	0.5
Containers — Metal/Glass	0.5
Building & Construction — Misc.	0.5
U.S. Government Agencies	0.5
Metal Processors & Fabrication	0.5

Food — Flour & Grain	0.4
Oil Refining & Marketing	0.4
E-Services/Consulting	0.4
Respiratory Products	0.4
Appliances	0.4
Coatings/Paint	0.4
Building Products — Wood	0.4
Aerospace/Defense	0.4
Real Estate Management/Services	0.4
Consulting Services	0.4
Electronic Measurement Instruments	0.4
Research & Development	0.3
Transport — Truck	0.3
Machinery — Material Handling	0.3
Building — Maintenance & Services	0.3
Insurance — Life/Health	0.3
Satellite Telecom	0.3
Miscellaneous Manufacturing	0.3
Leisure Products	0.3
Electric — Generation	0.3
Gas — Distribution	0.3
Explosives	0.3
Rubber/Plastic Products	0.3
Food — Retail	0.2
Food — Confectionery	0.2
Telephone — Integrated	0.2
Retail — Convenience Store	0.2
Soap & Cleaning Preparation	0.2
Gold Mining	0.2
Metal — Iron	0.2
Finance — Other Services	0.2
Electric Products — Misc.	0.2
Resorts/Theme Parks	0.2
Retail — Home Furnishings	0.2
Electronic Connectors	0.2
Building — Residential/Commercial	0.2
Schools	0.2
Retail — Automobile	0.2
Telecommunication Equipment	0.2
Advertising Services	0.2
Diversified Minerals	0.2
Dental Supplies & Equipment	0.2
Veterinary Products	0.2
Diversified Manufacturing Operations	0.2
Female Health Care Products	0.2
Rental Auto/Equipment	0.2
Hazardous Waste Disposal	0.2
Finance — Investment Banker/Broker	0.2
Tobacco	0.2
Food — Meat Products	0.2
E-Marketing/Info	0.2
Agricultural Operations	0.2
Engineering/R&D Services	0.1
Finance — Credit Card	0.1
Home Furnishings	0.1
Internet Content — Information/News	0.1
Gas — Transportation	0.1
Medical Instruments	0.1
Retail — Sporting Goods	0.1
Cable/Satellite TV	0.1
Television	0.1
Footwear & Related Apparel	0.1
Power Converter/Supply Equipment	0.1
Office Supplies & Forms	0.1
Paper & Related Products	0.1
Electric — Integrated	0.1
Finance — Consumer Loans	0.1
Computers	0.1
Industrial Gases	0.1

47

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Industry Allocation* (continued)

Real Estate Investment Trusts	0.1%
Airport Development/Maintenance	0.1
Auto — Cars/Light Trucks	0.1
Medical Information Systems	0.1
Aerospace/Defense — Equipment	0.1
Instruments — Controls	0.1
Bicycle Manufacturing	0.1
Office Automation & Equipment	0.1
Instruments — Scientific	0.1

104.4%

Country Allocation*

Japan	19.6%
United Kingdom	16.0
United States	7.9
France	5.1
Switzerland	4.7
Germany	4.5
Cayman Islands	4.4
Australia	4.0
Canada	3.8
Italy	3.5
Denmark	2.7
Brazil	2.1
Bermuda	2.0
Sweden	2.0
Finland	1.8
Taiwan	1.7
Thailand	1.6
Norway	1.5
South Korea	1.4
Ireland	1.4
Austria	1.4
Spain	1.4
Netherlands	1.3
Israel	1.2
Curacao	1.1
Singapore	1.1
Luxembourg	0.8
Jersey	0.6
Faroe Islands	0.6
Mexico	0.6
Hong Kong	0.5
Russia	0.5
New Zealand	0.4
South Africa	0.4
Malaysia	0.2
Indonesia	0.2
Mauritius	0.1
Portugal	0.1
Philippines	0.1
Turkey	0.1

104.4%

*	Calculated as a percentage of net assets

48

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.2%
Australia — 4.0%
Ansell, Ltd.	86,570	$1,413,086
Aristocrat Leisure, Ltd.	745,372	9,486,514
AUB Group, Ltd.	194,146	1,674,582
BlueScope Steel, Ltd.	437,279	4,096,900
Computershare, Ltd.	125,601	1,300,990
DuluxGroup, Ltd.	153,831	724,165
Iluka Resources, Ltd.	207,214	1,077,145
Orica, Ltd.	102,979	1,444,069
Reliance Worldwide Corp., Ltd.†#	259,064	554,162
Super Retail Group, Ltd.#	83,097	672,146

		22,443,759

Austria — 1.4%
BUWOG AG	98,893	2,469,363
Lenzing AG	30,048	4,727,176
Mayr-Melnhof Karton AG	7,294	806,726

		8,003,265

Bermuda — 2.0%
Cafe de Coral Holdings, Ltd.	358,000	1,189,813
China Resources Gas Group, Ltd.	532,000	1,624,187
Credicorp, Ltd.	6,896	1,135,219
Dairy Farm International Holdings, Ltd.	180,900	1,543,077
Esprit Holdings, Ltd.†	357,450	338,438
Global Brands Group Holding, Ltd.†	4,344,000	509,222
Hiscox, Ltd.	200,429	2,700,908
Midland Holdings, Ltd.†	2,492,000	680,550
Pacific Basin Shipping, Ltd.†	1,022,049	225,135
Peace Mark Holdings, Ltd.†(4)(5)	686,000	0
VTech Holdings, Ltd.	96,549	1,089,502
XL Group, Ltd.	12,144	491,710

		11,527,761

Brazil — 2.1%
BR Insurance Corretora de Seguros SA†	3,610	22,593
BRF SA	34,200	446,546
CETIP SA — Mercados Organizados	23,400	352,392
Estacio Participacoes SA	53,022	255,480
GAEC Educacao SA	76,691	339,945
Instituto Hermes Pardini SA†	60,000	389,585
Kroton Educacional SA	127,288	559,314
Linx SA	70,200	373,904
Localiza Rent a Car SA	30,678	379,950
Magazine Luiza SA†	42,100	2,816,275
Odontoprev SA	207,114	795,568
Qualicorp SA	77,237	489,341
Rumo Logistica Operadora Multimodal SA†	981,800	2,707,761
Suzano Papel e Celulose SA, Class A (Preference Shares)	110,800	479,029
TOTVS SA	34,095	277,714
Transmissora Alianca de Energia Eletrica SA	67,150	475,079
Ultrapar Participacoes SA	26,100	548,679
Usinas Siderurgicas de Minas Gerais SA, Class A (Preference Shares)†	224,000	354,973

		12,064,128

Canada — 3.8%
Agnico Eagle Mines, Ltd.	29,533	1,241,845
Alimentation Couche-Tard, Inc., Class B	13,893	617,769
Birchcliff Energy, Ltd.†	228,625	1,232,461
Descartes Systems Group, Inc.†	173,797	3,645,524
Dollarama, Inc.#	48,051	3,700,238
Enerplus Corp.	318,200	2,807,788
Interfor Corp.†	225,400	3,019,023
Norbord, Inc.#	79,700	2,319,833
Parex Resources, Inc.†	140,700	1,675,857

Security Description	Shares	Value (Note 2)

Canada (continued)
Raging River Exploration, Inc.†	199,221	$1,348,439
TORC Oil & Gas, Ltd.#	44,081	230,992

		21,839,769

Cayman Islands — 4.4%
51job, Inc. ADR†#	32,797	1,179,052
Ajisen China Holdings, Ltd.	715,000	279,077
ASM Pacific Technology, Ltd.	142,500	1,772,324
Hengan International Group Co., Ltd.	116,500	994,983
Lee & Man Paper Manufacturing, Ltd.	3,676,000	3,333,682
Midland IC&I, Ltd.†	12,460,000	91,489
Shenguan Holdings Group, Ltd.	764,000	61,018
Stella International Holdings, Ltd.	410,000	582,025
Sunny Optical Technology Group Co., Ltd.	1,278,000	8,223,229
Tingyi Cayman Islands Holding Corp.#	696,000	780,018
Tongda Group Holdings, Ltd.#	22,422,467	7,538,760

		24,835,657

Denmark — 2.7%
Carlsberg A/S, Class B	8,415	739,341
Chr. Hansen Holding A/S	2,493	148,795
Dfds A/S	70,940	3,902,441
DSV A/S	29,181	1,436,416
GN Store Nord A/S	127,623	2,908,273
Jyske Bank A/S	35,103	1,807,466
Spar Nord Bank A/S	138,559	1,536,286
Sydbank A/S	43,986	1,522,022
TDC A/S†	152,415	820,196
William Demant Holding A/S†	17,258	353,431

		15,174,667

Faroe Islands — 0.6%
Bakkafrost P/F	89,924	3,348,753

Finland — 1.8%
Huhtamaki Oyj	70,419	2,540,193
Outokumpu Oyj†	381,545	3,777,329
Tikkurila Oyj	8,345	167,354
Valmet Oyj	244,769	3,767,748

		10,252,624

France — 5.1%
Alten SA†	29,051	2,009,713
Christian Dior SE	4,919	1,041,716
Edenred	11,598	262,449
Elior Participations SCA#*	260,160	5,838,869
Elis SA	28,192	528,639
Eutelsat Communications SA	30,561	600,742
Havas SA	125,721	1,087,087
Legrand SA	13,606	767,123
Neopost SA	9,597	289,049
Remy Cointreau SA	64,469	5,726,823
SEB SA	5,185	683,053
Societe BIC SA	2,831	350,152
Sodexo SA	19,438	2,132,364
Somfy SA	742	322,291
Tarkett SA	53,592	2,241,490
Teleperformance	34,571	3,827,260
Virbac SA†	5,760	1,033,092

		28,741,912

Germany — 4.3%
Amadeus Fire AG	10,503	866,004
Beiersdorf AG	11,867	1,082,691
Brenntag AG	25,445	1,458,881
CTS Eventim AG & Co. KGaA	45,002	1,636,209

49

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
Deutsche Wohnen AG	44,496	$1,528,483
ElringKlinger AG#	15,466	279,523
Evotec AG†	253,021	1,954,891
FUCHS PETROLUB SE (Preference Shares)	34,555	1,600,116
GEA Group AG	46,896	1,825,302
Gerresheimer AG	34,977	2,742,412
Hella KGaA Hueck & Co.	16,754	662,222
Henkel AG & Co. KGaA (Preference Shares)	10,880	1,358,947
Infineon Technologies AG	50,053	890,839
LEG Immobilien AG	23,774	1,959,232
MTU Aero Engines AG	8,911	1,130,949
Pfeiffer Vacuum Technology AG	2,007	214,748
Symrise AG#	50,605	3,147,497
TAG Immobilien AG	13,578	185,488

		24,524,434

Hong Kong — 0.5%
China Resources Beer Holdings Co., Ltd.†	706,000	1,602,458
Techtronic Industries Co., Ltd.	400,000	1,432,454

		3,034,912

Indonesia — 0.2%
Astra Agro Lestari Tbk PT	715,000	801,533
PT Semen Indonesia Persero Tbk	244,500	176,463
XL Axiata Tbk PT†	549,500	123,201

		1,101,197

Ireland — 1.4%
DCC PLC	23,405	1,993,740
Greencore Group PLC	343,506	1,106,518
Kerry Group PLC, Class A	13,131	1,008,546
Paddy Power Betfair PLC	36,715	4,020,477

		8,129,281

Israel — 1.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	347,196	619,823
Israel Discount Bank, Ltd., Class A†	1,336,778	2,959,195
Mizrahi Tefahot Bank, Ltd.	184,682	3,083,951

		6,662,969

Italy — 3.5%
Brembo SpA	94,465	6,344,829
Buzzi Unicem SpA#	232,773	5,765,499
Cerved Information Solutions SpA	252,751	2,257,253
Davide Campari — Milano SpA	71,008	718,407
FinecoBank Banca Fineco SpA	129,409	740,317
Infrastrutture Wireless Italiane SpA*	79,335	358,042
Italgas SpA†	166,638	662,717
Moncler SpA	148,679	2,838,338

		19,685,402

Japan — 19.6%
ABC-Mart, Inc.	21,000	1,265,477
Aeon Delight Co., Ltd.	16,700	515,813
AEON Financial Service Co., Ltd.	42,200	816,617
Ain Holdings, Inc.	47,700	3,426,401
Air Water, Inc.	22,000	417,696
Asante, Inc.	9,800	148,729
Brother Industries, Ltd.	6,100	114,947
Chiba Bank, Ltd.#	147,000	1,027,149
CMK Corp.†	264,160	1,502,499
Coca-Cola East Japan Co., Ltd.	11,700	258,484
Coca-Cola West Co., Ltd.	19,100	566,140
Cosmos Pharmaceutical Corp.	4,000	762,651
Daifuku Co., Ltd.	73,800	1,723,719

Security Description	Shares	Value (Note 2)

Japan (continued)
Daiseki Co., Ltd.	45,800	$975,153
Daiwa Securities Group, Inc.	138,000	874,960
Doshisha Co., Ltd.	8,200	151,453
Ezaki Glico Co., Ltd.	11,000	528,728
FamilyMart UNY Holdings Co., Ltd.#	2,300	140,442
FP Corp.	31,937	1,446,965
Fuji Seal International, Inc.	113,600	2,281,202
Fujikura, Ltd.	403,400	2,994,665
Fujitsu General, Ltd.	8,000	156,375
Fukuoka Financial Group, Inc.	902,000	4,207,112
Harmonic Drive Systems, Inc.#	148,900	4,632,209
Heian Ceremony Service Co., Ltd.	16,300	144,363
Hirose Electric Co., Ltd.	4,800	644,301
Hogy Medical Co., Ltd.	2,300	135,938
Iriso Electronics Co., Ltd.	8,850	527,006
Japan Exchange Group, Inc.	8,400	116,117
Japan Pure Chemical Co., Ltd.	2,400	53,386
Jeol, Ltd.	58,000	272,589
JGC Corp.	15,060	270,382
Kakaku.com, Inc.	16,700	241,109
Kansai Paint Co., Ltd.	60,000	1,165,339
Kintetsu World Express, Inc.	16,000	245,245
Kobayashi Pharmaceutical Co., Ltd.	43,600	2,018,069
Koito Manufacturing Co., Ltd.	41,400	2,133,660
Lawson, Inc.#	8,900	613,957
Maeda Corp.	309,000	2,742,205
Matsumotokiyoshi Holdings Co., Ltd.	32,800	1,550,296
Meitec Corp.	9,300	363,407
Milbon Co., Ltd.#	14,000	689,127
Miraca Holdings, Inc.	11,600	555,503
Mitsubishi Pencil Co., Ltd.	3,000	150,608
MonotaRO Co., Ltd.#	10,600	300,040
Nakanishi, Inc.	27,000	1,075,482
NGK Spark Plug Co., Ltd.#	48,500	1,097,828
Nihon Kohden Corp.	30,200	661,016
Nippon Gas Co., Ltd.	7,300	216,378
Nippon Television Holdings, Inc.	35,300	627,793
Nissei ASB Machine Co., Ltd.	11,000	237,047
Nitori Holdings Co., Ltd.	10,100	1,175,914
Nomura Research Institute, Ltd.	51,900	1,792,443
NTN Corp.	314,000	1,562,384
Obara Corp.	4,800	212,987
OBIC Business Consultants Co., Ltd.	19,800	962,286
OBIC Co., Ltd.	97,600	4,543,576
Omron Corp.	6,000	257,955
Proto Corp.	32,900	451,279
Rakuten, Inc.	6,900	68,358
Ryohin Keikaku Co., Ltd.	2,700	570,786
S Foods, Inc.#	11,900	336,837
Santen Pharmaceutical Co., Ltd.#	116,900	1,675,277
SCREEN Holdings Co., Ltd.	43,300	2,921,483
Seria Co., Ltd.#	79,167	6,229,350
Shimamura Co., Ltd.	3,100	401,211
Shimano, Inc.	2,000	295,518
Shizuoka Bank, Ltd.	59,000	517,816
SK Kaken Co., Ltd.	3,000	277,716
SMS Co., Ltd.	108,100	2,393,028
Sony Financial Holdings, Inc.#	50,700	890,843
Stanley Electric Co., Ltd.	53,300	1,501,576
Start Today Co., Ltd.	456,400	9,538,717
Sumco Corp.	206,600	3,037,992
Sundrug Co., Ltd.	16,200	1,065,628
Taiko Pharmaceutical Co., Ltd.#	9,600	160,648
TechnoPro Holdings, Inc.	101,100	3,541,132
Temp Holdings Co., Ltd.	294,300	4,985,116

50

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Terumo Corp.	21,200	$735,004
THK Co., Ltd.	56,400	1,466,415
Toshiba Plant Systems & Services Corp.#	17,000	238,782
Trusco Nakayama Corp.#	121,500	2,741,577
Tsumura & Co.	11,000	326,049
Unicharm Corp.	67,700	1,521,585
USS Co., Ltd.	67,200	1,150,855
Yamato Holdings Co., Ltd.	85,600	1,870,178
Zojirushi Corp.#	28,600	381,859

		111,583,937

Jersey — 0.6%
boohoo.com plc†#	1,146,529	2,173,130
Sanne Group PLC†	176,836	1,424,081

		3,597,211

Luxembourg — 0.8%
APERAM SA	55,839	2,840,071
B&M European Value Retail SA	245,539	908,547
Globant SA†#	16,287	591,218

		4,339,836

Malaysia — 0.2%
Public Bank Bhd	260,900	1,172,875

Mauritius — 0.1%
MakeMyTrip, Ltd.†#	22,118	721,047

Mexico — 0.6%
Alsea SAB de CV	136,792	384,814
Arca Continental SAB de CV	69,943	392,508
Bolsa Mexicana de Valores SAB de CV#	158,435	228,290
Concentradora Fibra Hotelera Mexicana SA de CV	535,782	400,006
Elementia SAB de CV†#*	350,125	400,810
Genomma Lab Internacional SAB de CV, Class B†	536,502	610,696
Grupo Aeroportuario del Sureste SAB de CV ADR	2,523	399,441
Grupo Financiero Inbursa SAB de CV, Class O	274,733	393,951

		3,210,516

Netherlands — 1.3%
Aalberts Industries NV	13,842	477,467
ASM International NV	25,401	1,291,132
Corbion NV	68,237	1,756,653
IMCD Group NV	12,479	592,003
Wessanen	260,747	3,473,658

		7,590,913

New Zealand — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	361,746	2,373,754

Norway — 1.5%
Aker Solutions ASA†#	167,744	971,028
Marine Harvest ASA	83,262	1,455,980
Norway Royal Salmon ASA	60,380	1,231,584
TGS Nopec Geophysical Co. ASA	187,351	4,111,956
XXL ASA*	58,572	653,245

		8,423,793

Philippines — 0.1%
Jollibee Foods Corp.	97,450	391,624

Portugal — 0.1%
NOS SGPS SA	108,235	640,972

Russia — 0.5%
Aeroflot PJSC†	1,006,300	2,869,352

Singapore — 1.1%
Ascendas India Trust	1,845,600	1,435,496

Security Description	Shares	Value (Note 2)

Singapore (continued)
City Developments, Ltd.	175,600	$1,186,622
Singapore Technologies Engineering, Ltd.	320,300	841,090
Super Group, Ltd.	1,948,700	1,807,700
Venture Corp., Ltd.	118,963	912,553

		6,183,461

South Africa — 0.4%
Clicks Group, Ltd.	149,084	1,460,438
Woolworths Holdings, Ltd.#	116,240	620,301

		2,080,739

South Korea — 1.4%
Coway Co., Ltd.	16,296	1,289,845
Mando Corp.	18,927	4,444,058
Orion Corp.	1,517	957,894
Samsung Fire & Marine Insurance Co., Ltd.	5,084	1,146,513
TK Corp.	47,874	397,133

		8,235,443

Spain — 1.4%
Amadeus IT Group SA	98,886	4,599,478
Cellnex Telecom SAU#*	71,035	1,069,742
CIE Automotive SA	75,662	1,454,035
Viscofan SA#	13,939	729,857

		7,853,112

Sweden — 2.0%
Axactor AB†#	8,089,896	2,508,944
Saab AB, Series B	11,401	452,170
Scandic Hotels Group AB†*	340,187	3,080,926
SSAB AB, Class A†	1,062,294	4,204,879
Swedish Match AB	27,538	857,874

		11,104,793

Switzerland — 4.7%
Autoneum Holding AG	14,099	3,751,638
Coca-Cola HBC AG	18,307	441,831
DKSH Holding AG	2,912	235,430
Forbo Holding AG	2,221	3,029,591
Geberit AG	2,265	980,106
Georg Fischer AG	5,088	4,409,921
Julius Baer Group, Ltd.	15,745	770,515
Logitech International SA	118,904	3,439,201
Lonza Group AG	2,079	382,949
Sika AG	460	2,590,034
Sonova Holding AG	9,045	1,187,868
Temenos Group AG	67,913	5,250,604

		26,469,688

Taiwan — 1.7%
Advantech Co., Ltd.	53,235	453,104
Chroma ATE, Inc.	311,000	949,495
E.Sun Financial Holding Co., Ltd.	2,856,021	1,733,683
Ennoconn Corp.	138,000	2,178,463
Voltronic Power Technology Corp.	37,950	558,315
Wistron NeWeb Corp.	954,000	2,785,288
Yuanta Financial Holding Co., Ltd.	2,209,807	935,033

		9,593,381

Thailand — 1.6%
AEON Thana Sinsap Thailand PCL	159,500	461,518
Precious Shipping PCL†	766,350	232,723
PTT Global Chemical PCL	765,300	1,562,150
Taokaenoi Food & Marketing Public Co., Ltd.	3,698,500	2,966,810
Thai Beverage PCL	1,721,200	1,166,790
Tisco Financial Group PCL	1,512,100	2,967,408

		9,357,399

51

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Turkey — 0.1%
Ford Otomotiv Sanayi AS	16,605	$167,095
Tofas Turk Otomobil Fabrikasi AS	28,223	210,794

		377,889

United Kingdom — 16.0%
Abcam PLC	438,304	4,685,437
Admiral Group PLC	20,290	460,233
Ashtead Group PLC	29,822	612,797
Auto Trader Group PLC*	226,176	1,109,131
Babcock International Group PLC	88,542	1,041,543
Bellway PLC	36,201	1,170,616
Booker Group PLC	1,265,172	3,125,649
Britvic PLC	41,637	326,266
Bunzl PLC	295,173	8,259,287
Burberry Group PLC	28,969	620,431
Card Factory PLC	40,296	132,003
Cobham PLC	231,053	343,469
Compass Group PLC	166,003	3,085,653
Croda International PLC	83,837	3,649,343
Dignity PLC	89,112	2,869,412
Domino’s Pizza Group PLC	1,074,777	5,121,167
Electrocomponents PLC	40,695	239,959
Elementis PLC	110,305	410,068
EMIS Group PLC	31,072	347,965
Exova Group PLC	163,726	428,666
Fevertree Drinks PLC	411,770	7,183,886
GKN PLC	137,054	612,059
Halma PLC	79,165	955,305
Hargreaves Lansdown PLC	48,932	810,576
Howden Joinery Group PLC	137,562	730,399
Hunting PLC	272,737	1,791,965
IG Group Holdings PLC	77,628	515,819
IMI PLC	34,042	524,211
Intertek Group PLC	42,842	1,874,971
Jardine Lloyd Thompson Group PLC	84,516	1,080,179
John Wood Group PLC	44,538	417,527
Just Eat PLC†	225,277	1,399,073
Kazakhmys PLC†	550,451	3,599,554
Keywords Studios PLC†	196,898	1,520,287
Meggitt PLC	109,047	636,638
Merlin Entertainments PLC*	193,094	1,178,836
Micro Focus International PLC	92,461	2,505,709
Moneysupermarket.com Group PLC	205,879	842,268
Next PLC	21,581	1,024,824
PZ Cussons PLC	23,146	91,677
Rathbone Brothers PLC	50,030	1,404,244
Rightmove PLC	51,260	2,500,351
Rotork PLC	109,304	335,006
RPC Group PLC	445,646	5,048,707
Scapa Group PLC	360,799	1,663,196
Schroders PLC	66,140	2,522,006
SIG PLC	82,059	114,042
Smith & Nephew PLC	103,476	1,554,902
Spectris PLC	33,849	1,020,637
Spirax-Sarco Engineering PLC	15,927	879,257
Stagecoach Group PLC	263,786	679,514
Tate & Lyle PLC	27,936	257,903
TechnipFMC PLC†	25,762	830,913
Travis Perkins PLC	22,114	417,639
Victrex PLC	51,864	1,229,833
Whitbread PLC	40,582	1,926,124
ZPG PLC*	310,145	1,429,694

		91,148,826

Security Description	Shares/ Principal Amount	Value (Note 2)

United States — 1.0%
Autoliv, Inc. SDR	4,614	$484,576
EPAM Systems, Inc.†	38,914	2,865,238
Gran Tierra Energy, Inc.†	262,973	700,892
PriceSmart, Inc.	4,054	358,373
Yum China Holdings, Inc.†	51,970	1,381,882

		5,790,961

Total Common Stocks
(cost $461,156,944)		546,482,012

EQUITY CERTIFICATES — 1.3%
Deutsche Bank AG — MOIL, Ltd.	229,293	1,219,860
Merrill Lynch — CESC, Ltd.	129,483	1,630,989
Merrill Lynch — Dabur India, Ltd.	276,493	1,147,517
Merrill Lynch — Federal Bank, Ltd.	1,059,008	1,386,482
Merrill Lynch — Shriram Transport Finance Co., Ltd.†	97,970	1,364,440
Merrill Lynch — Titan Co., Ltd.†	114,018	747,146

Total Equity Certificates
(cost $5,312,886)		7,496,434

WARRANTS — 0.0%
Precious Shipping PCL Expires 06/15/2018 (strike price THB 17.50) † (cost $0)	27,795	1,433

Total Long-Term Investment Securities
(cost $466,469,830)		553,979,879

SHORT-TERM INVESTMENT SECURITIES — 4.8%
Registered Investment Companies — 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(3)	24,704,492	24,704,492

U.S. Government Agencies — 0.5%
Federal Home Loan Bank Disc. Notes 0.30% due 03/01/2017	$184,000	184,000
0.36% due 03/01/2017	2,502,000	2,502,000

Total Short-Term Investment Securities		2,686,000

(cost $27,390,492)		27,390,492

REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount of $11,982,010 collateralized by $12,120,000 of United States Treasury Notes, bearing interest at 3.00% due 05/15/2045 and having an approximate value of $12,226,389 (cost $11,982,000)	11,982,000	11,982,000

TOTAL INVESTMENTS —
(cost $505,842,322)(2)	104.4%	593,352,371
Liabilities in excess of other assets	(4.4)	(25,108,853)

NET ASSETS —	100.0%	$568,243,518

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2017, the aggregate value of these securities was $15,119,295 representing 2.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)

At February 28, 2017, the Fund had loaned securities with a total value of $40,181,890. This was secured by collateral of $24,704,492, which was received in cash and subsequently invested in short-term investments currently value at $24,704,492 as

52

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

reported in the Portfolio of Investments. Additional collateral of $18,032,112 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	05/01/2032 to 12/01/2041	$2,071
Federal National Mtg. Assoc.	2.50% to 4.40%	01/25/2032 to 10/01/2041	10,532
Government National Mtg. Assoc.	2.50% to 3.50%	05/20/2046 to 09/20/2046	5,795
United States Treasury Bills	0.00%	03/09/2017 to 12/07/2017	126,417
United States Treasury Notes/Bonds	0.13% to 4.50%	04/15/2017 to 11/15/2046	17,887,297

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is a 7-day yield as of February 28, 2017.
(4)	Illiquid Security. At February 28,2017 the aggregate value of these securities was $0 representing 0.0% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

ADR—American Depositary Receipt

BR—Bearer Shares

SDR—Swedish Depositary Receipt

THB—Thai Baht

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$11,527,761	$—	$0	$11,527,761
Russia	—	2,869,352	—	2,869,352
Other Countries	532,084,899	—	—	532,084,899
Equity Certificates	—	7,496,434	—	7,496,434
Warrants	1,433	—	—	1,433
Short-Term Investment Securities:
Registered Investment Companies	24,704,492	—	—	24,704,492
U.S. Government Agencies	—	2,686,000	—	2,686,000
Repurchase Agreements	—	11,982,000	—	11,982,000

Total Investments at Value	$568,318,585	$25,033,786	$0	$593,352,371

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

53

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Industry Allocation*

Diversified Banking Institutions	7.7%
Oil Companies — Exploration & Production	5.9
Medical — Drugs	5.1
Banks — Super Regional	4.5
Insurance — Reinsurance	4.5
Food — Misc./Diversified	4.2
Insurance — Multi-line	3.2
Aerospace/Defense	3.0
Aerospace/Defense — Equipment	2.8
Oil Refining & Marketing	2.7
Telephone — Integrated	2.5
Oil — Field Services	2.1
Medical — HMO	2.1
Real Estate Investment Trusts	1.9
Networking Products	1.8
Advertising Agencies	1.8
Beverages — Non-alcoholic	1.6
Building Products — Cement	1.5
Brewery	1.5
Enterprise Software/Service	1.4
Medical — Wholesale Drug Distribution	1.4
U.S. Government Agencies	1.3
Instruments — Controls	1.3
Insurance — Life/Health	1.3
Electronic Components — Semiconductors	1.2
Investment Management/Advisor Services	1.2
Finance — Consumer Loans	1.2
Registered Investment Companies	1.2
Airlines	1.1
Web Portals/ISP	1.1
Finance — Credit Card	1.1
Electric — Integrated	1.1
Agricultural Chemicals	1.1
Computers	1.0
Containers — Paper/Plastic	1.0
Medical Labs & Testing Services	1.0
Cosmetics & Toiletries	1.0
Chemicals — Diversified	0.9
Diagnostic Equipment	0.9
Multimedia	0.8
Cable/Satellite TV	0.8
Gold Mining	0.8
Retail — Drug Store	0.8
Electronic Components — Misc.	0.8
Electric — Distribution	0.8
Oil Companies — Integrated	0.7
Finance — Investment Banker/Broker	0.7
Insurance — Property/Casualty	0.7
Medical Instruments	0.7
Commercial Services	0.6
Containers — Metal/Glass	0.6
E-Commerce/Products	0.6
Computer Services	0.5
Pipelines	0.5
Banks — Commercial	0.5
Exchange — Traded Funds	0.5
Rubber — Tires	0.5
Finance — Commercial	0.5
Vitamins & Nutrition Products	0.4
Computer Data Security	0.4
Time Deposits	0.4
Transport — Rail	0.4
Retail — Office Supplies	0.4
Electric Products — Misc.	0.4
Commercial Services — Finance	0.3
Cellular Telecom	0.3
Retail — Discount	0.3
Non-Hazardous Waste Disposal	0.3
Applications Software	0.3

Food — Confectionery	0.3
Diversified Manufacturing Operations	0.3
Semiconductor Components — Integrated Circuits	0.2
Banks — Fiduciary	0.2
Engineering/R&D Services	0.2
Distribution/Wholesale	0.2
Computers — Memory Devices	0.2

101.1%

*	Calculated as a percentage of net assets

54

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.7%
Advertising Agencies — 1.8%
Omnicom Group, Inc.	53,014	$4,511,491

Aerospace/Defense — 3.0%
General Dynamics Corp.	16,890	3,205,891
Raytheon Co.	27,354	4,216,619

		7,422,510

Aerospace/Defense - Equipment — 2.8%
Harris Corp.	12,551	1,379,355
L3 Technologies, Inc.	8,121	1,366,927
United Technologies Corp.	37,197	4,186,522

		6,932,804

Agricultural Chemicals — 1.1%
CF Industries Holdings, Inc.#	63,737	2,002,617
Potash Corp. of Saskatchewan, Inc.	38,743	675,290

		2,677,907

Airlines — 1.1%
Delta Air Lines, Inc.	56,293	2,810,709

Applications Software — 0.3%
Microsoft Corp.	11,434	731,547

Banks - Commercial — 0.5%
BB&T Corp.	26,803	1,292,441

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp.	10,676	503,267

Banks - Super Regional — 4.5%
Capital One Financial Corp.	11,200	1,051,232
PNC Financial Services Group, Inc.#	33,603	4,275,310
SunTrust Banks, Inc.	30,841	1,834,731
US Bancorp	35,129	1,932,095
Wells Fargo & Co.	37,810	2,188,443

		11,281,811

Beverages - Non-alcoholic — 1.6%
Coca-Cola Co.	44,008	1,846,576
Coca-Cola European Partners PLC	35,775	1,241,035
PepsiCo, Inc.	8,591	948,274

		4,035,885

Brewery — 1.5%
Molson Coors Brewing Co., Class B	35,782	3,592,155

Building Products - Cement — 1.5%
Martin Marietta Materials, Inc.	8,625	1,862,569
Vulcan Materials Co.	14,722	1,775,620

		3,638,189

Cable/Satellite TV — 0.8%
Comcast Corp., Class A#	54,102	2,024,497

Cellular Telecom — 0.3%
Vodafone Group PLC ADR#	33,039	839,521

Chemicals - Diversified — 0.9%
Dow Chemical Co.	14,042	874,255
Westlake Chemical Corp.	20,521	1,301,647

		2,175,902

Commercial Services — 0.6%
Quanta Services, Inc.†	39,759	1,483,806

Commercial Services - Finance — 0.3%
Total System Services, Inc.	15,689	854,737

Computer Data Security — 0.4%
Check Point Software Technologies, Ltd.†#	10,474	1,035,983

Security Description	Shares	Value (Note 2)

Computer Services — 0.5%
Teradata Corp.†#	43,463	$1,351,699

Computers — 1.0%
Apple, Inc.	18,773	2,571,713

Computers - Memory Devices — 0.2%
Western Digital Corp.	5,260	404,389

Containers - Metal/Glass — 0.6%
Crown Holdings, Inc.†	26,082	1,397,734

Containers - Paper/Plastic — 1.0%
Packaging Corp. of America	27,262	2,519,827

Cosmetics & Toiletries — 1.0%
Procter & Gamble Co.	14,325	1,304,578
Unilever PLC ADR#	22,718	1,078,650

		2,383,228

Diagnostic Equipment — 0.9%
Abbott Laboratories	47,000	2,118,760

Distribution/Wholesale — 0.2%
Fastenal Co.#	9,104	455,473

Diversified Banking Institutions — 7.7%
Bank of America Corp.	267,212	6,594,792
Citigroup, Inc.	27,345	1,635,504
Goldman Sachs Group, Inc.	10,681	2,649,529
JPMorgan Chase & Co.	91,087	8,254,304

		19,134,129

Diversified Manufacturing Operations — 0.3%
General Electric Co.	21,632	644,850

E-Commerce/Products — 0.6%
eBay, Inc.†	40,444	1,371,052

Electric Products - Misc. — 0.4%
AMETEK, Inc.#	16,046	866,003

Electric - Distribution — 0.8%
PPL Corp.	50,769	1,872,361

Electric - Integrated — 1.1%
FirstEnergy Corp.	43,441	1,408,792
Great Plains Energy, Inc.	44,132	1,282,476

		2,691,268

Electronic Components - Misc. — 0.8%
Corning, Inc.	70,404	1,943,854

Electronic Components - Semiconductors — 1.2%
Texas Instruments, Inc.	39,251	3,007,412

Engineering/R&D Services — 0.2%
Fluor Corp.	8,584	475,468

Enterprise Software/Service — 1.4%
Oracle Corp.	83,565	3,559,033

Finance - Commercial — 0.5%
CIT Group, Inc.	28,280	1,213,212

Finance - Consumer Loans — 1.2%
Synchrony Financial	79,780	2,891,227

Finance - Credit Card — 1.1%
American Express Co.	34,228	2,740,294

Finance - Investment Banker/Broker — 0.7%
Raymond James Financial, Inc.	23,099	1,814,657

Food - Confectionery — 0.3%
J.M. Smucker Co.	4,623	655,218

55

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Misc./Diversified — 4.2%
Conagra Brands, Inc.	82,116	$3,384,000
General Mills, Inc.	8,822	532,584
Kellogg Co.	43,418	3,215,971
Kraft Heinz Co.	14,565	1,332,843
Lamb Weston Holdings, Inc.	22,687	889,104
Mondelez International, Inc., Class A	25,682	1,127,954

		10,482,456

Gold Mining — 0.8%
Newmont Mining Corp.	58,663	2,008,621

Instruments - Controls — 1.3%
Honeywell International, Inc.	26,029	3,240,610

Insurance - Life/Health — 1.3%
Prudential Financial, Inc.	28,783	3,181,673

Insurance - Multi-line — 3.2%
Allstate Corp.	22,474	1,846,464
Chubb, Ltd.	20,343	2,810,792
Hartford Financial Services Group, Inc.	17,650	862,908
Voya Financial, Inc.	61,181	2,522,493

		8,042,657

Insurance - Property/Casualty — 0.7%
XL Group, Ltd.	44,810	1,814,357

Insurance - Reinsurance — 4.5%
Athene Holding, Ltd., Class A†	28,691	1,491,071
Berkshire Hathaway, Inc., Class B†	56,888	9,751,741

		11,242,812

Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.	6,690	1,123,452
Ameriprise Financial, Inc.	13,892	1,826,798

		2,950,250

Medical Instruments — 0.7%
Boston Scientific Corp.†	69,608	1,708,876

Medical Labs & Testing Services — 1.0%
Laboratory Corp. of America Holdings†	17,023	2,421,692

Medical - Drugs — 5.1%
Bristol-Myers Squibb Co.	16,454	933,106
Eli Lilly & Co.	18,298	1,515,258
Johnson & Johnson	15,549	1,900,243
Merck & Co., Inc.	70,292	4,630,134
Novartis AG ADR	17,622	1,377,512
Pfizer, Inc.	63,836	2,178,084

		12,534,337

Medical - HMO — 2.1%
Aetna, Inc.	10,975	1,413,141
Humana, Inc.	6,078	1,283,977
UnitedHealth Group, Inc.	15,412	2,548,837

		5,245,955

Medical - Wholesale Drug Distribution — 1.4%
AmerisourceBergen Corp.#	37,663	3,446,541

Multimedia — 0.8%
Time Warner, Inc.	20,800	2,042,768

Networking Products — 1.8%
Cisco Systems, Inc.	132,288	4,521,604

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	12,044	746,126

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production — 5.9%
Anadarko Petroleum Corp.	49,414	$3,194,616
EOG Resources, Inc.	45,546	4,417,507
Noble Energy, Inc.	32,253	1,174,332
Occidental Petroleum Corp.	88,777	5,819,332

		14,605,787

Oil Companies - Integrated — 0.7%
Exxon Mobil Corp.	22,726	1,848,078

Oil Refining & Marketing — 2.7%
HollyFrontier Corp.	25,841	756,624
Marathon Petroleum Corp.	27,491	1,363,554
Phillips 66	35,520	2,777,309
Valero Energy Corp.	27,227	1,850,075

		6,747,562

Oil - Field Services — 2.1%
Halliburton Co.	73,055	3,905,520
Keane Group, Inc.†#	28,791	504,419
Schlumberger, Ltd.	10,622	853,584

		5,263,523

Pipelines — 0.5%
Kinder Morgan, Inc.#	62,455	1,330,916

Real Estate Investment Trusts — 1.9%
Equity Residential	27,339	1,724,271
Uniti Group, Inc.†#	75,811	2,196,245
Weyerhaeuser Co.	23,027	776,470

		4,696,986

Retail - Discount — 0.3%
Target Corp.	12,931	759,955

Retail - Drug Store — 0.8%
Walgreens Boots Alliance, Inc.	22,926	1,980,348

Retail - Office Supplies — 0.4%
Staples, Inc.	97,896	880,085

Rubber - Tires — 0.5%
Goodyear Tire & Rubber Co.	34,901	1,223,280

Semiconductor Components - Integrated Circuits — 0.2%
Analog Devices, Inc.	6,451	528,530

Telephone - Integrated — 2.5%
AT&T, Inc.#	118,022	4,932,140
Verizon Communications, Inc.	24,621	1,221,940

		6,154,080

Transport - Rail — 0.4%
CSX Corp.	20,422	991,692

Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co.	12,374	1,086,313

Web Portals/ISP — 1.1%
Alphabet, Inc., Class A†	3,275	2,767,146

Total Common Stocks
(cost $210,024,533)		242,423,639

EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Value ETF#
(cost $1,219,024)	10,859	1,266,702

Total Long-Term Investment Securities
(cost $211,243,557)		243,690,341

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Registered Investment Companies — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(2)	2,848,330	2,848,330

56

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/2017	$992,000	$992,000

U.S. Government Agencies — 1.3%
Federal Home Loan Bank Disc. Notes 0.30% due 03/01/2017	3,300,000	3,300,000

Total Short-Term Investment Securities
(cost $7,140,330)		7,140,330

TOTAL INVESTMENTS
(cost $218,383,887)(3)	101.1%	250,830,671
Liabilities in excess of other assets	(1.1)	(2,650,981)

NET ASSETS	100.0%	$248,179,690

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	At February 28, 2017, the Fund had loaned securities with a total value of $16,951,251. This was secured by collateral of $2,848,330, which was received in cash and subsequently invested in short-term investments currently valued at $2,848,330 as reported in the Portfolio of Investments. Additional collateral of $14,550,347 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$1,270,305
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	2,214,652
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	5,096,076
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	1,388,371
United States Treasury Notes/Bonds	zero coupon to 8.75%	04/15/2017 to 11/15/2046	4,580,943

(2)	The rate shown is a 7-day yield as of February 28, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ETF—Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$242,423,639	$—	$—	$242,423,639
Exchange Traded-Funds	1,266,702	—	—	1,266,702
Short-Term Investment Securities:
Registered Investment Companies	2,848,330	—	—	2,848,330
Other Short-Term Investment Securities	—	4,292,000	—	4,292,000

Total Investments at Value	$246,538,671	$4,292,000	$—	$250,830,671

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

57

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 — (unaudited)

Industry Allocation*

Commercial Services — Finance	8.1%
Medical Instruments	4.5
Data Processing/Management	3.6
Finance — Other Services	3.5
Electronic Components — Semiconductors	3.4
Entertainment Software	3.3
Resorts/Theme Parks	3.2
Distribution/Wholesale	3.2
Enterprise Software/Service	3.1
Non-Hazardous Waste Disposal	2.8
Medical — Biomedical/Gene	2.6
Lighting Products & Systems	2.5
Applications Software	2.4
Chemicals — Specialty	2.4
Retail — Auto Parts	2.3
Retail — Apparel/Shoe	2.2
Containers — Paper/Plastic	1.9
Real Estate Management/Services	1.8
Auto/Truck Parts & Equipment — Original	1.8
Building Products — Cement	1.7
Electronic Security Devices	1.7
Building Products — Air & Heating	1.7
E-Commerce/Services	1.7
Airlines	1.6
Building Products — Doors & Windows	1.6
Registered Investment Companies	1.6
Building — Mobile Home/Manufactured Housing	1.6
Beverages — Wine/Spirits	1.6
Theaters	1.5
Commercial Services	1.5
Cable/Satellite TV	1.5
Telephone — Integrated	1.4
Computer Services	1.4
Cruise Lines	1.3
Telecom Equipment — Fiber Optics	1.3
Coatings/Paint	1.3
Finance — Investment Banker/Broker	1.3
Finance — Consumer Loans	1.3
Aerospace/Defense — Equipment	1.3
Building — Maintenance & Services	1.2
Electronic Measurement Instruments	1.2
Schools	1.2
Toys	1.1
Industrial Automated/Robotic	1.0
Drug Delivery Systems	1.0
Diversified Manufacturing Operations	0.9
Beverages — Non-alcoholic	0.9
Transport — Rail	0.8
Semiconductor Components — Integrated Circuits	0.8
Oil Companies — Exploration & Production	0.7
Medical — Generic Drugs	0.7
Repurchase Agreements	0.3
Auction Houses/Art Dealers	0.2

100.5%

*	Calculated as a percentage of net assets

58

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.6%
Aerospace/Defense - Equipment — 1.3%
Harris Corp.	13,949	$1,532,995

Airlines — 1.6%
Spirit Airlines, Inc.†	37,420	1,953,698

Applications Software — 2.4%
PTC, Inc.†	19,310	1,040,616
ServiceNow, Inc.†	21,560	1,873,995

		2,914,611

Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc.	5,262	235,843

Auto/Truck Parts & Equipment-Original — 1.8%
Delphi Automotive PLC	28,230	2,149,150

Beverages - Non-alcoholic — 0.9%
Monster Beverage Corp.†	25,350	1,050,504

Beverages - Wine/Spirits — 1.6%
Constellation Brands, Inc., Class A#	11,860	1,883,487

Building Products - Air & Heating — 1.7%
Johnson Controls International PLC#	48,416	2,030,567

Building Products - Cement — 1.7%
Vulcan Materials Co.	17,420	2,101,026

Building Products - Doors & Windows — 1.6%
Masonite International Corp.†	24,550	1,917,355

Building - Maintenance & Services — 1.2%
Rollins, Inc.	41,136	1,503,932

Building - Mobile Home/Manufactured Housing — 1.6%
Thor Industries, Inc.	17,030	1,887,265

Cable/Satellite TV — 1.5%
Liberty Broadband Corp., Class C†	20,870	1,793,568

Chemicals - Specialty — 2.4%
Albemarle Corp.#	9,420	956,224
Univar, Inc.†	60,610	1,951,642

		2,907,866

Coatings/Paint — 1.3%
Sherwin-Williams Co.#	5,170	1,595,152

Commercial Services — 1.5%
CoStar Group, Inc.†#	8,871	1,802,410

Commercial Services - Finance — 8.1%
Euronet Worldwide, Inc.†#	21,560	1,784,737
S&P Global, Inc.	12,640	1,636,501
Total System Services, Inc.	42,920	2,338,282
TransUnion†	51,960	1,927,196
WEX, Inc.†	19,200	2,135,616

		9,822,332

Computer Services — 1.4%
EPAM Systems, Inc.†	22,978	1,691,870

Containers - Paper/Plastic — 1.9%
Berry Plastics Group, Inc.†	45,160	2,272,903

Cruise Lines — 1.3%
Royal Caribbean Cruises, Ltd.	16,970	1,630,817

Data Processing/Management — 3.6%
Acxiom Corp.†	59,261	1,690,124
Fidelity National Information Services, Inc.	33,080	2,721,491

		4,411,615

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 3.2%
HD Supply Holdings, Inc.†	57,340	$2,465,620
Pool Corp.	12,170	1,396,021

		3,861,641

Diversified Manufacturing Operations — 0.9%
Carlisle Cos., Inc.	11,060	1,142,498

Drug Delivery Systems — 1.0%
DexCom, Inc.†	15,410	1,204,446

E-Commerce/Services — 1.7%
MercadoLibre, Inc.	9,560	2,015,917

Electronic Components - Semiconductors — 3.4%
Broadcom, Ltd.	5,090	1,073,634
Micron Technology, Inc.†	79,790	1,870,277
NVIDIA Corp.	11,370	1,153,828

		4,097,739

Electronic Measurement Instruments — 1.2%
FLIR Systems, Inc.	39,140	1,436,829

Electronic Security Devices — 1.7%
Allegion PLC	28,410	2,062,282

Enterprise Software/Service — 3.1%
Guidewire Software, Inc.†#	30,490	1,665,974
Ultimate Software Group, Inc.†	10,640	2,057,669

		3,723,643

Entertainment Software — 3.3%
Activision Blizzard, Inc.	30,630	1,382,332
Electronic Arts, Inc.†	30,270	2,618,355

		4,000,687

Finance - Consumer Loans — 1.3%
SLM Corp.†	132,810	1,592,392

Finance - Investment Banker/Broker — 1.3%
Raymond James Financial, Inc.	20,280	1,593,197

Finance - Other Services — 3.5%
Intercontinental Exchange, Inc.	43,060	2,460,018
SEI Investments Co.	36,683	1,846,989

		4,307,007

Industrial Automated/Robotic — 1.0%
Rockwell Automation, Inc.	8,410	1,270,751

Lighting Products & Systems — 2.5%
Acuity Brands, Inc.#	7,075	1,494,947
Universal Display Corp.†#	18,380	1,559,543

		3,054,490

Medical Instruments — 4.5%
Boston Scientific Corp.†#	71,330	1,751,151
Integra LifeSciences Holdings Corp.†	27,990	1,196,293
Intuitive Surgical, Inc.†	3,360	2,476,320

		5,423,764

Medical - Biomedical/Gene — 2.6%
BioMarin Pharmaceutical, Inc.†	13,100	1,230,483
Bioverativ, Inc.†	14,350	747,348
Incyte Corp.†#	6,990	930,369
Seattle Genetics, Inc.†	4,050	265,883

		3,174,083

Medical - Generic Drugs — 0.7%
Perrigo Co. PLC#	11,430	854,621

59

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Hospitals — 0.0%
Surgical Care Affiliates, Inc.†#	410	$23,255

Non-Hazardous Waste Disposal — 2.8%
Waste Connections, Inc.	39,562	3,457,323

Oil Companies - Exploration & Production — 0.7%
Diamondback Energy, Inc.†	8,510	858,319

Real Estate Management/Services — 1.8%
CBRE Group, Inc., Class A†	61,020	2,173,532

Resorts/Theme Parks — 3.2%
Six Flags Entertainment Corp.#	30,980	1,877,698
Vail Resorts, Inc.	11,260	2,040,087

		3,917,785

Retail - Apparel/Shoe — 2.2%
Burlington Stores, Inc.†	20,030	1,782,870
L Brands, Inc.	17,520	921,903

		2,704,773

Retail - Auto Parts — 2.3%
O’Reilly Automotive, Inc.†#	10,430	2,833,935

Schools — 1.2%
Bright Horizons Family Solutions, Inc.†	20,620	1,425,048

Semiconductor Components - Integrated Circuits — 0.8%
NXP Semiconductors NV†	8,960	921,178

Telecom Equipment - Fiber Optics — 1.3%
Finisar Corp.†	47,990	1,606,705

Telephone - Integrated — 1.4%
Zayo Group Holdings, Inc.†#	55,002	1,733,663

Theaters — 1.5%
Cinemark Holdings, Inc.	44,799	1,875,734

Toys — 1.1%
Nintendo Co., Ltd. ADR	49,390	1,289,326

Transport - Rail — 0.8%
Kansas City Southern	10,690	947,455

Total Long-Term Investment Securities
(cost $103,243,211)		119,672,984

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(2) (cost $1,904,299)	1,904,299	1,904,299

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount of $437,000 collateralized by $445,000 of United States Treasury Notes, bearing interest at 0.88% due 02/15/2047 and having an approximate value of $446,669 (cost $437,000)	$437,000	$437,000

TOTAL INVESTMENTS
(cost $105,584,510)(3)	100.5%	122,014,283
Liabilities in excess of other assets	(0.5)	(613,469)

NET ASSETS	100.0%	$121,400,814

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At February 28, 2017, the Fund had loaned securities with a total value of $15,452,992. This was secured by collateral of $1,904,299, which was received in cash and subsequently invested in short-term investments currently valued at $1,904,299 as reported in the Portfolio of Investments. Additional collateral of $14,098,448 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$1,008,865
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	1,758,856
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	4,047,256
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	1,039,703
United States Treasury Notes/Bonds	zero coupon to 7.63%	04/15/2017 to 11/15/2046	6,243,768

(2)	The rate shown is the 7-day yield as of February 28, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$119,672,984	$—	$—	$119,672,984
Short-Term Investment Securities	1,904,299	—	—	1,904,299
Repurchase Agreements	—	437,000	—	437,000

Total Investments at Value	$121,577,283	$437,000	$—	$122,014,283

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

60

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	8.3%
Oil Companies — Exploration & Production	6.8
Banks — Commercial	5.4
Electric — Integrated	4.8
Banks — Super Regional	4.0
Electronic Components — Semiconductors	3.5
Insurance — Property/Casualty	2.9
Aerospace/Defense — Equipment	2.7
Insurance — Life/Health	2.6
Containers — Paper/Plastic	2.1
Insurance — Reinsurance	1.8
Electronic Parts Distribution	1.8
Chemicals — Diversified	1.8
Finance — Investment Banker/Broker	1.7
Registered Investment Companies	1.7
Building — Residential/Commercial	1.6
Computer Services	1.6
Medical — Hospitals	1.5
Insurance — Multi-line	1.5
Entertainment Software	1.4
Human Resources	1.3
Diversified Manufacturing Operations	1.2
Power Converter/Supply Equipment	1.2
Gas — Distribution	1.2
Oil Refining & Marketing	1.2
Distribution/Wholesale	1.1
Insurance Brokers	1.1
Auto/Truck Parts & Equipment — Original	1.0
Chemicals — Specialty	1.0
Advertising Agencies	0.9
Telecommunication Equipment	0.9
Finance — Credit Card	0.9
Steel — Producers	0.9
Electronic Components — Misc.	0.9
Finance — Consumer Loans	0.9
Data Processing/Management	0.9
Tools — Hand Held	0.8
Rubber — Tires	0.8
Transport — Rail	0.8
Containers — Metal/Glass	0.8
Medical Instruments	0.8
Recreational Vehicles	0.8
Medical Products	0.8
Transport — Truck	0.7
Cruise Lines	0.7
E-Commerce/Services	0.7
Medical Labs & Testing Services	0.6
Computer Software	0.6
Food — Flour & Grain	0.6
Consulting Services	0.6
Repurchase Agreements	0.6
Electronic Measurement Instruments	0.6
Banks — Fiduciary	0.6
Commercial Services — Finance	0.6
Building Products — Doors & Windows	0.6
Disposable Medical Products	0.6
Savings & Loans/Thrifts	0.6
Building Products — Wood	0.6
E-Commerce/Products	0.5
Shipbuilding	0.5
Home Decoration Products	0.5
Apparel Manufacturers	0.5
Publishing — Books	0.5
Building & Construction Products — Misc.	0.5
Electronic Connectors	0.4
Retirement/Aged Care	0.4
Cellular Telecom	0.4
Instruments — Controls	0.4
Food — Misc./Diversified	0.4

Finance — Other Services	0.4
Dialysis Centers	0.4
Metal Processors & Fabrication	0.3
Medical — Drugs	0.3
Medical — Wholesale Drug Distribution	0.3
Retail — Auto Parts	0.3
Beverages — Non-alcoholic	0.3
Retail — Apparel/Shoe	0.2
Machine Tools & Related Products	0.2
Oil — Field Services	0.2
Engineering/R&D Services	0.2
Retail — Consumer Electronics	0.2
Electric Products — Misc.	0.2
Hazardous Waste Disposal	0.2
Computers — Memory Devices	0.2
Commercial Services	0.2
Office Supplies & Forms	0.1
Toys	0.1
Decision Support Software	0.1
Multimedia	0.1

100.5%

*	Calculated as a percentage of net assets

61

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.2%
Advertising Agencies — 0.9%
Interpublic Group of Cos., Inc.	264,713	$6,379,583
Omnicom Group, Inc.#	43,507	3,702,446

		10,082,029

Aerospace/Defense - Equipment — 2.7%
Curtiss-Wright Corp.	35,487	3,471,693
Harris Corp.	166,927	18,345,277
Moog, Inc., Class A†	108,727	7,347,771

		29,164,741

Apparel Manufacturers — 0.5%
Global Brands Group Holding, Ltd.†	45,967,470	5,388,501

Applications Software — 0.0%
Verint Systems, Inc.†	9,421	355,643

Auto/Truck Parts & Equipment - Original — 1.0%
BorgWarner, Inc.#	72,194	3,045,865
Tenneco, Inc.	65,781	4,230,376
WABCO Holdings, Inc.†#	32,963	3,701,086

		10,977,327

Banks - Commercial — 5.4%
Bank of the Ozarks, Inc.#	110,854	6,067,039
BankUnited, Inc.	127,316	5,045,533
BB&T Corp.#	69,557	3,354,039
East West Bancorp, Inc.	126,429	6,842,337
IBERIABANK Corp.	79,783	6,761,609
MB Financial, Inc.	116,650	5,251,583
Regions Financial Corp.	141,421	2,159,499
South State Corp.	61,253	5,482,144
Western Alliance Bancorp†	44,032	2,273,812
Zions Bancorporation	320,585	14,394,267

		57,631,862

Banks - Fiduciary — 0.6%
State Street Corp.#	77,819	6,202,953

Banks - Super Regional — 4.0%
Comerica, Inc.#	216,242	15,413,730
Fifth Third Bancorp	309,583	8,494,958
Huntington Bancshares, Inc.	647,339	9,153,373
SunTrust Banks, Inc.#	157,484	9,368,723

		42,430,784

Beverages - Non-alcoholic — 0.3%
Coca-Cola European Partners PLC	77,645	2,693,505

Building & Construction Products - Misc. — 0.5%
Louisiana-Pacific Corp.†	213,946	5,044,847

Building Products - Doors & Windows — 0.6%
Sanwa Holdings Corp.	647,450	6,108,834

Building Products - Wood — 0.6%
Masco Corp.	178,032	6,013,921

Building - Residential/Commercial — 1.6%
D.R. Horton, Inc.	146,365	4,683,680
Lennar Corp., Class A	163,408	7,972,676
PulteGroup, Inc.#	71,809	1,583,389
Toll Brothers, Inc.†	99,805	3,407,343

		17,647,088

Cellular Telecom — 0.4%
Millicom International Cellular SA SDR	77,773	4,243,370

Chemicals - Diversified — 1.8%
Celanese Corp., Series A	102,907	9,176,217
PPG Industries, Inc.#	29,464	3,017,998

Security Description	Shares	Value (Note 2)

Chemicals - Diversified (continued)
Westlake Chemical Corp.	105,240	$6,675,373

		18,869,588

Chemicals - Specialty — 1.0%
Cabot Corp.	77,282	4,480,810
Methanex Corp.#	118,237	6,030,087

		10,510,897

Commercial Services — 0.2%
Nielsen Holdings PLC	39,977	1,773,380

Commercial Services - Finance — 0.6%
IHS Markit, Ltd.†#	106,997	4,258,481
Moody’s Corp.	16,830	1,874,357

		6,132,838

Computer Services — 1.6%
Amdocs, Ltd.	152,607	9,255,614
Cognizant Technology Solutions Corp., Class A†	28,136	1,667,621
Computer Sciences Corp.	47,684	3,269,215
Leidos Holdings, Inc.	52,166	2,780,448

		16,972,898

Computer Software — 0.6%
SS&C Technologies Holdings, Inc.#	194,803	6,822,001

Computers - Memory Devices — 0.2%
Western Digital Corp.#	26,522	2,039,011

Consulting Services — 0.6%
Booz Allen Hamilton Holding Corp.	184,477	6,598,742

Containers - Metal/Glass — 0.8%
Crown Holdings, Inc.†	156,690	8,397,017

Containers - Paper/Plastic — 2.1%
Bemis Co., Inc.	108,927	5,399,511
Berry Plastics Group, Inc.†	115,521	5,814,172
Graphic Packaging Holding Co.	180,379	2,408,060
Sealed Air Corp.#	122,051	5,672,931
WestRock Co.	69,159	3,715,221

		23,009,895

Cruise Lines — 0.7%
Norwegian Cruise Line Holdings, Ltd.†#	156,540	7,936,578

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	115,197	9,477,257

Decision Support Software — 0.1%
MSCI, Inc.	13,487	1,275,735

Dialysis Centers — 0.4%
DaVita, Inc.†	57,553	3,994,754

Disposable Medical Products — 0.6%
STERIS PLC	86,185	6,044,154

Distribution/Wholesale — 1.1%
HD Supply Holdings, Inc.†	78,450	3,373,350
WESCO International, Inc.†#	128,791	8,950,975

		12,324,325

Diversified Manufacturing Operations — 1.2%
Eaton Corp. PLC	45,124	3,248,025
Ingersoll-Rand PLC#	87,394	6,935,588
Textron, Inc.	66,856	3,162,289

		13,345,902

62

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
E-Commerce/Products — 0.5%
eBay, Inc.†	173,547	$5,883,243

E-Commerce/Services — 0.7%
Expedia, Inc.#	28,016	3,335,025
IAC/InterActiveCorp†	53,261	3,938,118

		7,273,143

Electric Products - Misc. — 0.2%
AMETEK, Inc.#	38,380	2,071,369

Electric - Integrated — 4.8%
Alliant Energy Corp.	292,849	11,561,679
Ameren Corp.	64,144	3,508,035
American Electric Power Co., Inc.	100,990	6,763,300
Edison International#	125,875	10,037,273
Great Plains Energy, Inc.	333,244	9,684,071
PG&E Corp.	99,779	6,660,248
Portland General Electric Co.	71,712	3,250,705

		51,465,311

Electronic Components - Misc. — 0.9%
Flex, Ltd.†	365,325	6,024,209
Jabil Circuit, Inc.	143,674	3,665,124

		9,689,333

Electronic Components - Semiconductors — 3.5%
Broadcom, Ltd.#	8,387	1,769,070
Microsemi Corp.†#	307,232	15,920,762
ON Semiconductor Corp.†#	236,261	3,574,629
Qorvo, Inc.†#	103,254	6,825,089
Silicon Motion Technology Corp. ADR#	177,569	7,207,526
Skyworks Solutions, Inc.#	22,660	2,148,395

		37,445,471

Electronic Connectors — 0.4%
TE Connectivity, Ltd.	64,394	4,795,421

Electronic Measurement Instruments — 0.6%
Keysight Technologies, Inc.†	166,600	6,264,160

Electronic Parts Distribution — 1.8%
Arrow Electronics, Inc.†	265,811	19,191,554

Engineering/R&D Services — 0.2%
Fluor Corp.#	43,139	2,389,469

Entertainment Software — 1.4%
Activision Blizzard, Inc.	218,151	9,845,155
NetEase, Inc. ADR	15,347	4,681,756

		14,526,911

Finance - Consumer Loans — 0.9%
Navient Corp.#	263,498	4,060,504
SLM Corp.†	341,791	4,098,074
Synchrony Financial	40,889	1,481,818

		9,640,396

Finance - Credit Card — 0.9%
Alliance Data Systems Corp.#	6,353	1,543,652
Discover Financial Services	117,417	8,353,045

		9,896,697

Finance - Investment Banker/Broker — 1.7%
Raymond James Financial, Inc.	154,989	12,175,936
TD Ameritrade Holding Corp.	151,008	5,904,413

		18,080,349

Security Description	Shares	Value (Note 2)

Finance - Other Services — 0.4%
SEI Investments Co.	79,567	$4,006,198

Food - Flour & Grain — 0.6%
Post Holdings, Inc.†	82,568	6,759,842

Food - Misc./Diversified — 0.4%
Ingredion, Inc.	34,300	4,146,527

Gas - Distribution — 1.2%
UGI Corp.	261,438	12,609,155

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	35,500	2,057,580

Home Decoration Products — 0.5%
Newell Brands, Inc.#	114,034	5,591,087

Human Resources — 1.3%
ManpowerGroup, Inc.	72,896	7,073,828
Robert Half International, Inc.	147,994	7,139,230

		14,213,058

Instruments - Controls — 0.4%
Sensata Technologies Holding NV†	102,459	4,205,942

Insurance Brokers — 1.1%
Aon PLC#	52,139	6,029,875
Marsh & McLennan Cos., Inc.	73,430	5,395,637

		11,425,512

Insurance - Life/Health — 2.6%
CNO Financial Group, Inc.	274,571	5,741,280
Torchmark Corp.	47,153	3,655,772
Unum Group	385,739	18,835,635

		28,232,687

Insurance - Multi-line — 1.5%
Allstate Corp.	78,133	6,419,407
Assurant, Inc.	44,870	4,442,130
Loews Corp.#	106,692	5,012,390

		15,873,927

Insurance-Property/Casualty — 2.9%
Alleghany Corp.†	14,804	9,560,423
Hanover Insurance Group, Inc.	46,376	4,174,767
WR Berkley Corp.#	78,127	5,548,580
XL Group, Ltd.	298,692	12,094,039

		31,377,809

Insurance - Reinsurance — 1.8%
Reinsurance Group of America, Inc.	149,214	19,406,773

Machine Tools & Related Products — 0.2%
Milacron Holdings Corp.†	141,926	2,577,376

Medical Instruments — 0.8%
Boston Scientific Corp.†#	271,338	6,661,348
Bruker Corp.	70,841	1,710,810

		8,372,158

Medical Labs & Testing Services — 0.6%
ICON PLC†	18,119	1,517,829
Laboratory Corp. of America Holdings†	38,039	5,411,428

		6,929,257

Medical Products — 0.8%
Becton Dickinson and Co.#	26,398	4,832,154
Zimmer Biomet Holdings, Inc.#	28,081	3,287,723

		8,119,877

63

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs — 0.3%
Endo International PLC†#	228,030	$3,112,610

Medical - Hospitals — 1.5%
Acadia Healthcare Co., Inc.†#	129,901	5,809,173
Envision Healthcare Corp.†#	106,799	7,475,930
Universal Health Services, Inc., Class B	24,667	3,098,175

		16,383,278

Medical - Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc.#	36,973	3,008,493

Metal Processors & Fabrication — 0.3%
Timken Co.	74,854	3,308,547

Multimedia — 0.1%
Quebecor, Inc., Class B	28,400	803,548

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	19,741	1,593,296

Oil Companies - Exploration & Production — 6.8%
Cimarex Energy Co.	18,329	2,304,322
Cobalt International Energy, Inc.†#	437,445	310,586
Diamondback Energy, Inc.†#	202,386	20,412,652
Energen Corp.†	187,582	9,848,055
EQT Corp.	48,280	2,891,489
Gulfport Energy Corp.†#	87,415	1,515,776
Marathon Oil Corp.#	296,212	4,739,392
Newfield Exploration Co.†#	341,224	12,441,027
Parsley Energy, Inc., Class A†#	193,518	5,881,012
QEP Resources, Inc.†	545,526	7,506,438
Rice Energy, Inc.†	63,187	1,178,438
RSP Permian, Inc.†	108,588	4,288,140

		73,317,327

Oil Refining & Marketing — 1.2%
Delek US Holdings, Inc.	183,913	4,426,786
HollyFrontier Corp.#	42,318	1,239,071
Marathon Petroleum Corp.	101,674	5,043,031
Tesoro Corp.#	21,222	1,807,902

		12,516,790

Oil - Field Services — 0.2%
NOW, Inc.†	62,036	1,187,369
Trican Well Service, Ltd.†	362,395	1,342,406

		2,529,775

Power Converter/Supply Equipment — 1.2%
Generac Holdings, Inc.†#	90,560	3,535,462
Hubbell, Inc.	79,541	9,435,154

		12,970,616

Publishing - Books — 0.5%
John Wiley & Sons, Inc., Class A	102,919	5,372,372

Real Estate Investment Trusts — 8.3%
American Assets Trust, Inc.	126,356	5,559,664
American Homes 4 Rent, Class A	86,463	2,055,226
Boston Properties, Inc.	65,287	9,076,852
Douglas Emmett, Inc.	102,600	4,138,884
Equity LifeStyle Properties, Inc.	83,423	6,642,139
Equity Residential	48,045	3,030,198
Essex Property Trust, Inc.	9,241	2,168,863
Extra Space Storage, Inc.	52,811	4,182,103
Forest City Realty Trust, Inc., Class A#	90,730	2,073,180
GGP, Inc.#	140,942	3,503,818
Kilroy Realty Corp.	24,124	1,861,167
Kimco Realty Corp.	164,519	3,989,586

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
LaSalle Hotel Properties	161,078	$4,655,154
Life Storage, Inc.	44,388	3,934,108
Macerich Co.	29,881	2,013,382
PS Business Parks, Inc.	67,527	7,847,313
Regency Centers Corp.	106,587	7,498,395
SL Green Realty Corp.	79,986	9,012,822
STORE Capital Corp.	240,588	5,993,047

		89,235,901

Recreational Vehicles — 0.8%
Brunswick Corp.	137,596	8,240,624

Retail - Apparel/Shoe — 0.2%
DSW, Inc., Class A#	122,885	2,584,272

Retail - Auto Parts — 0.3%
Advance Auto Parts, Inc.	18,740	2,934,871

Retail - Consumer Electronics — 0.2%
Best Buy Co., Inc.#	47,295	2,087,128

Retirement/Aged Care — 0.4%
Brookdale Senior Living, Inc.†	308,527	4,442,789

Rubber - Tires — 0.8%
Goodyear Tire & Rubber Co.	241,222	8,454,831

Savings & Loans/Thrifts — 0.6%
Provident Financial Services, Inc.	111,570	2,962,183
Sterling Bancorp#	123,393	3,053,977

		6,016,160

Shipbuilding — 0.5%
Huntington Ingalls Industries, Inc.	26,016	5,684,496

Steel - Producers — 0.9%
Reliance Steel & Aluminum Co.	47,120	3,988,708
Steel Dynamics, Inc.#	161,364	5,905,922

		9,894,630

Telecommunication Equipment — 0.9%
CommScope Holding Co., Inc.†	261,689	9,957,266

Tools - Hand Held — 0.8%
Stanley Black & Decker, Inc.	70,025	8,903,679

Toys — 0.1%
Hasbro, Inc.#	15,667	1,517,662

Transport - Rail — 0.8%
Genesee & Wyoming, Inc., Class A†	113,746	8,433,128

Transport - Truck — 0.7%
Knight Transportation, Inc.#	242,767	7,938,481

Total Long-Term Investment Securities
(cost $882,208,382)		1,055,270,539

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Registered Investment Companies — 1.7%
State Street Institutional Liquid Reserves Fund, Administration Class 0.51%(3)	9,366,512	9,367,448
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(3)	8,584,834	8,584,834

Total Short-Term Investment Securities
(cost $17,952,282)		17,952,282

64

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount of $6,481,004 collateralized by $6,820,000 of United States Treasury Notes, bearing interest at 3.00% due 05/15/2045 and having an approximate value of $6,678,110 (cost $6,481,000)	$6,481,000	$6,481,000

TOTAL INVESTMENTS
(cost $906,641,664)(2)	100.5%	1,079,703,821
Liabilities in excess of other assets	(0.5)	(5,742,550)

NET ASSETS	100.0%	$1,073,961,271

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	At February 28, 2017, the Fund had loaned securities with a total value of $141,991,088. This was secured by collateral of $8,584,834, which was received in cash and subsequently invested in short-term investments currently value at $8,584,834 as reported in the Portfolio of Investments. Additional collateral of $138,174,666 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$13,613,949
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	23,734,574
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	54,614,991
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	10,100,258
United States Treasury Notes/Bonds	zero coupon to 7.63%	04/15/2017 to 11/15/2046	36,110,894

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is a 7-day yield as of February 28, 2017.

ADR—American Depositary Receipt

SDR—Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,055,270,539	$—	$—	$1,055,270,539
Short-Term Investment Securities	17,952,282	—	—	17,952,282
Repurchase Agreements	—	6,481,000	—	6,481,000

Total Investments at Value	$1,073,222,821	$6,481,000	$—	$1,079,703,821

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

65

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	43.3%
Domestic Fixed Income Investment Companies	40.6
International Equity Investment Companies	9.7
Real Estate Investment Trusts	5.2
International Fixed Income Investment Companies	1.2

100.0%

*	Calculated as a percentage of net assets

66

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 43.3%
VALIC Co. I Blue Chip Growth Fund	1,054,172	$16,719,168
VALIC Co. I Dividend Value Fund	2,112,194	25,240,714
VALIC Co. I Mid Cap Index Fund	1,899,924	50,290,986
VALIC Co. I Mid Cap Strategic Growth Fund	383,933	5,067,921
VALIC Co. I Nasdaq-100 Index Fund	742,225	8,268,386
VALIC Co. I Science & Technology Fund	324,061	7,589,518
VALIC Co. I Small Cap Index Fund	3,058,745	62,398,397
VALIC Co. I Small Cap Special Values Fund	1,813,019	24,330,721
VALIC Co. I Stock Index Fund	474,926	16,902,627
VALIC Co. I Value Fund	281,213	4,662,504
VALIC Co. II Capital Appreciation Fund	1,229,003	20,929,915
VALIC Co. II Large Cap Value Fund	710,335	14,895,718
VALIC Co. II Mid Cap Growth Fund	656,033	5,996,145
VALIC Co. II Mid Cap Value Fund	3,151,573	71,225,546
VALIC Co. II Small Cap Growth Fund	571,880	9,035,702
VALIC Co. II Small Cap Value Fund	2,369,893	36,828,143

Total Domestic Equity Investment Companies
(cost $341,989,290)		380,382,111

Domestic Fixed Income Investment Companies — 40.6%
VALIC Co. I Capital Conservation Fund	2,677,211	25,995,719
VALIC Co. I Government Securities Fund	1,167,043	12,242,284
VALIC Co. I Inflation Protected Fund	5,800,638	63,516,984
VALIC Co. II Core Bond Fund	5,925,013	66,004,646
VALIC Co. II High Yield Bond Fund	10,051,009	79,201,954
VALIC Co. II Strategic Bond Fund	9,640,175	109,897,995

Total Domestic Fixed Income Investment Companies
(cost $353,037,375)		356,859,582

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 9.7%
VALIC Co. I Emerging Economies Fund	1,667,700	$12,357,656
VALIC Co. I Foreign Value Fund	2,802,707	27,718,775
VALIC Co. I International Equities Index Fund	2,776,229	17,823,392
VALIC Co. I International Growth Fund	761,811	8,913,190
VALIC Co. II International Opportunities Fund	1,109,004	18,076,761

Total International Equity Investment Companies
(cost $84,421,982)		84,889,774

International Fixed Income Investment Companies — 1.2%
VALIC Co. I International Government Bond Fund
(cost $10,557,251)	891,558	10,110,270

Real Estate Investment Companies — 5.2%
VALIC Co. I Global Real Estate Fund
(cost $50,124,319)	6,177,612	45,899,657

TOTAL INVESTMENTS
(cost $840,130,217)(2)	100.0%	878,141,394
Liabilities in excess of other assets	(0.0)	(100,134)

NET ASSETS	100.0%	$878,041,260

#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$878,141,394	$—	$—	$878,141,394

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

67

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Industry Allocation*

Registered Investment Companies	11.8%
Medical — Biomedical/Gene	7.6
Electronic Components — Semiconductors	5.7
Enterprise Software/Service	4.9
Medical — Drugs	3.6
Building & Construction Products — Misc.	3.0
Retail — Automobile	2.4
Building Products — Doors & Windows	2.3
Distribution/Wholesale	2.3
Banks — Commercial	2.2
Computer Software	1.9
Medical Products	1.9
E-Commerce/Services	1.9
Transport — Truck	1.7
Applications Software	1.7
Entertainment Software	1.6
Oil Companies — Exploration & Production	1.6
Educational Software	1.6
Finance — Investment Banker/Broker	1.6
Therapeutics	1.5
Investment Management/Advisor Services	1.5
Retail — Apparel/Shoe	1.5
Time Deposits	1.5
Miscellaneous Manufacturing	1.5
Electric Products — Misc.	1.5
Casino Hotels	1.4
Building Products — Cement	1.3
Internet Security	1.3
Real Estate Management/Services	1.3
Aerospace/Defense — Equipment	1.3
Internet Telephone	1.3
Web Hosting/Design	1.2
Medical — Hospitals	1.2
Real Estate Investment Trusts	1.2
Building Products — Air & Heating	1.1
Resorts/Theme Parks	1.1
E-Services/Consulting	1.1
Drug Delivery Systems	1.1
Machinery — Pumps	1.1
Medical — HMO	1.0
Machinery — General Industrial	1.0
Internet Application Software	1.0
Diagnostic Equipment	1.0
Semiconductor Equipment	1.0
Footwear & Related Apparel	0.9
Retail — Restaurants	0.9
Advanced Materials	0.9
Commercial Services	0.9
Alternative Waste Technology	0.9
Retail — Discount	0.9
Retail — Convenience Store	0.8
Steel Pipe & Tube	0.8
E-Commerce/Products	0.8
Cosmetics & Toiletries	0.8
Patient Monitoring Equipment	0.8
Medical Labs & Testing Services	0.7
Food — Wholesale/Distribution	0.7
Machinery — Construction & Mining	0.7
Food — Misc./Diversified	0.7
Savings & Loans/Thrifts	0.7
Investment Companies	0.7
Medical Imaging Systems	0.6
Auto Repair Centers	0.6
Diversified Manufacturing Operations	0.6
Retail — Building Products	0.6
Telecom Equipment — Fiber Optics	0.6
Retail — Pet Food & Supplies	0.6
Building — Residential/Commercial	0.6
Wireless Equipment	0.6

Food — Retail	0.5
Computers	0.4
Computers — Memory Devices	0.3
Healthcare Safety Devices	0.1

112.0%

*	Calculated as a percentage of net assets

68

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.7%
Advanced Materials — 0.9%
Hexcel Corp.	18,421	$1,012,787

Aerospace/Defense - Equipment — 1.3%
HEICO Corp.#	17,695	1,453,644

Alternative Waste Technology — 0.9%
Advanced Disposal Services, Inc.†	44,777	979,721

Applications Software — 1.7%
HubSpot, Inc.†	18,241	1,085,339
Paycom Software, Inc.†#	14,391	774,668

		1,860,007

Auto Repair Centers — 0.6%
Monro Muffler Brake, Inc.#	12,163	699,372

Banks - Commercial — 2.2%
Signature Bank†	4,461	702,652
Texas Capital Bancshares, Inc.†	19,312	1,721,665

		2,424,317

Building & Construction Products - Misc. — 3.0%
Fortune Brands Home & Security, Inc.	14,407	833,157
Summit Materials, Inc., Class A†	45,881	1,096,097
Trex Co., Inc.†#	21,485	1,461,195

		3,390,449

Building Products - Air & Heating — 1.1%
Lennox International, Inc.	7,794	1,283,048

Building Products - Cement — 1.3%
Eagle Materials, Inc.	14,286	1,481,601

Building Products - Doors & Windows — 2.3%
JELD-WEN Holding, Inc.†	23,078	720,957
Masonite International Corp.†	23,372	1,825,353

		2,546,310

Building - Residential/Commercial — 0.6%
TRI Pointe Group, Inc.†	56,279	671,971

Casino Hotels — 1.4%
Boyd Gaming Corp.†#	78,482	1,543,741

Commercial Services — 0.9%
CoStar Group, Inc.†	4,945	1,004,725

Computer Software — 1.9%
Cornerstone OnDemand, Inc.†	19,587	818,149
Envestnet, Inc.†	35,159	1,358,895

		2,177,044

Computers — 0.4%
Nutanix, Inc., Class A†#	14,827	444,662

Computers - Memory Devices — 0.3%
Nimble Storage, Inc.†#	41,158	373,303

Cosmetics & Toiletries — 0.8%
elf Beauty, Inc.†#	31,903	883,713

Diagnostic Equipment — 1.0%
GenMark Diagnostics, Inc.†	96,738	1,095,074

Distribution/Wholesale — 2.3%
H&E Equipment Services, Inc.	33,900	889,536
Pool Corp.	10,709	1,228,430
Watsco, Inc.	2,860	424,052

		2,542,018

Diversified Manufacturing Operations — 0.6%
Carlisle Cos., Inc.	6,713	693,453

Security Description	Shares	Value (Note 2)

Drug Delivery Systems — 1.1%
Nektar Therapeutics†#	47,054	$615,466
Revance Therapeutics, Inc.†#	29,692	623,532

		1,238,998

E-Commerce/Products — 0.8%
Wayfair, Inc., Class A†#	25,075	948,086

E-Commerce/Services — 1.9%
GrubHub, Inc.†#	30,811	1,080,234
Trade Desk, Inc., Class A†#	24,202	1,021,566

		2,101,800

E-Services/Consulting — 1.1%
Shopify, Inc.†	21,395	1,266,798

Educational Software — 1.6%
2U, Inc.†	31,381	1,146,975
Instructure, Inc.†#	26,672	610,789

		1,757,764

Electric Products - Misc. — 1.5%
Littelfuse, Inc.	10,161	1,640,493

Electronic Components - Semiconductors — 5.7%
Advanced Micro Devices, Inc.†#	71,297	1,030,955
Cavium, Inc.†#	28,228	1,849,216
Inphi Corp.†	23,310	1,094,171
MACOM Technology Solutions Holdings, Inc.†	25,083	1,156,076
Monolithic Power Systems, Inc.	14,800	1,301,956

		6,432,374

Enterprise Software/Service — 4.9%
Atlassian Corp. PLC, Class A†	38,153	1,085,071
Benefitfocus, Inc.†#	23,270	617,818
Evolent Health, Inc., Class A†#	64,227	1,265,272
Guidewire Software, Inc.†	20,306	1,109,520
Tyler Technologies, Inc.†	3,517	533,353
Veeva Systems, Inc., Class A†	20,504	895,820

		5,506,854

Entertainment Software — 1.6%
Take-Two Interactive Software, Inc.†#	31,854	1,815,041

Finance - Investment Banker/Broker — 1.6%
Evercore Partners, Inc., Class A	22,015	1,751,293

Food - Misc./Diversified — 0.7%
Snyder’s-Lance, Inc.#	19,127	757,047

Food-Retail — 0.5%
Sprouts Farmers Market, Inc.†#	29,693	548,133

Food - Wholesale/Distribution — 0.7%
Performance Food Group Co.†	33,153	782,411

Footwear & Related Apparel — 0.9%
Wolverine World Wide, Inc.#	42,040	1,058,147

Healthcare Safety Devices — 0.1%
Unilife Corp.†#	36,964	70,601

Internet Application Software — 1.0%
Zendesk, Inc.†	41,368	1,126,451

Internet Security — 1.3%
Imperva, Inc.†	12,954	531,114
Proofpoint, Inc.†#	11,940	940,514

		1,471,628

Internet Telephone — 1.3%
RingCentral, Inc., Class A†	54,354	1,451,252

69

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Companies — 0.7%
PennantPark Investment Corp.	86,903	$740,414

Investment Management/Advisor Services — 1.5%
Financial Engines, Inc.#	32,151	1,424,290
WisdomTree Investments, Inc.#	27,811	253,358

		1,677,648

Machinery - Construction & Mining — 0.7%
Oshkosh Corp.	11,267	764,917

Machinery - General Industrial — 1.0%
Middleby Corp.†	8,140	1,129,099

Machinery - Pumps — 1.1%
Graco, Inc.	13,638	1,237,785

Medical Imaging Systems — 0.6%
Novadaq Technologies, Inc.†	96,476	700,416

Medical Labs & Testing Services — 0.7%
Teladoc, Inc.†#	37,582	828,683

Medical Products — 1.9%
K2M Group Holdings, Inc.†	44,381	889,839
Nevro Corp.†#	13,009	1,248,734

		2,138,573

Medical - Biomedical/Gene — 7.6%
Acceleron Pharma, Inc.†	17,805	475,750
Bellicum Pharmaceuticals, Inc.†#	37,962	468,071
Exact Sciences Corp.†#	47,344	1,018,843
FibroGen, Inc.†	20,137	503,425
Halozyme Therapeutics, Inc.†#	66,110	847,530
Insmed, Inc.†	36,796	586,160
Kite Pharma, Inc.†#	16,708	1,182,425
REGENXBIO, Inc.†	22,638	416,539
Sage Therapeutics, Inc.†#	16,568	1,116,683
Spark Therapeutics, Inc.†	12,101	771,802
Ultragenyx Pharmaceutical, Inc.†#	5,907	502,568
Versartis, Inc.†	26,493	578,872

		8,468,668

Medical - Drugs — 3.6%
ACADIA Pharmaceuticals, Inc.†#	16,288	620,736
Coherus Biosciences, Inc.†	28,088	662,877
Horizon Pharma PLC†#	68,056	1,092,299
Ignyta, Inc.†	44,272	389,593
TESARO, Inc.†#	1,368	257,690
TherapeuticsMD, Inc.†#	153,523	964,124

		3,987,319

Medical - HMO — 1.0%
WellCare Health Plans, Inc.†	8,135	1,148,662

Medical - Hospitals — 1.2%
Acadia Healthcare Co., Inc.†#	29,397	1,314,634

Miscellaneous Manufacturing — 1.5%
John Bean Technologies Corp.	18,457	1,650,056

Oil Companies - Exploration & Production — 1.6%
Diamondback Energy, Inc.†	5,183	522,757
Jagged Peak Energy, Inc.†	42,022	578,643
RSP Permian, Inc.†	17,434	688,469

		1,789,869

Patient Monitoring Equipment — 0.8%
Insulet Corp.†#	20,026	872,333

Real Estate Investment Trusts — 1.2%
CubeSmart	21,438	584,185

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Highwoods Properties, Inc.	13,608	$714,284

		1,298,469

Real Estate Management/Services — 1.3%
RE/MAX Holdings, Inc., Class A	25,344	1,457,280

Resort/Theme Parks — 1.1%
Vail Resorts, Inc.	7,074	1,281,667

Retail - Apparel/Shoe — 1.5%
Burlington Stores, Inc.†	12,223	1,087,969
Tailored Brands, Inc.#	25,498	589,259

		1,677,228

Retail - Automobile — 2.4%
Lithia Motors, Inc., Class A#	11,470	1,097,335
Penske Automotive Group, Inc.	7,910	397,873
Rush Enterprises, Inc., Class A†	33,030	1,138,874

		2,634,082

Retail - Building Products — 0.6%
Tile Shop Holdings, Inc.†	38,668	680,557

Retail - Convenience Store — 0.8%
Casey’s General Stores, Inc.	8,315	952,733

Retail - Discount — 0.9%
Ollie’s Bargain Outlet Holdings, Inc.†#	30,410	953,353

Retail - Pet Food & Supplies — 0.6%
Freshpet, Inc.†#	66,692	673,589

Retail - Restaurants — 0.9%
Texas Roadhouse, Inc.	24,992	1,057,162

Savings & Loans/Thrifts — 0.7%
BofI Holding, Inc.†#	23,520	741,821

Semiconductor Equipment — 1.0%
MKS Instruments, Inc.#	16,347	1,072,363

Steel Pipe & Tube — 0.8%
Advanced Drainage Systems, Inc.	43,188	952,295

Telecom Equipment - Fiber Optics — 0.6%
Ciena Corp.†	25,589	674,014

Therapeutics — 1.5%
Axovant Sciences, Ltd.†	23,256	295,584
Neurocrine Biosciences, Inc.†#	12,260	541,401
Portola Pharmaceuticals, Inc.†	25,929	899,218

		1,736,203

Transport - Truck — 1.7%
Old Dominion Freight Line, Inc.	12,897	1,183,429
XPO Logistics, Inc.†	14,288	728,545

		1,911,974

Web Hosting/Design — 1.2%
GoDaddy, Inc., Class A†#	36,282	1,336,992

Wireless Equipment — 0.6%
Quantenna Communications, Inc.†#	30,910	647,255

Total Long-Term Investment Securities
(cost $90,690,402)		110,474,244

SHORT-TERM INVESTMENT SECURITIES — 13.3%
Registered Investment Companies — 11.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(2)	$13,254,149	13,254,149

70

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits — 1.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/2017	$1,653,000	$1,653,000

Total Short-Term Investment Securities
(cost $14,907,149)		14,907,149

TOTAL INVESTMENTS
(cost $105,597,551)(3)	112.0%	125,381,393
Liabilities in excess of other assets	(12.0)	(13,474,100)

NET ASSETS	100.0%	$111,907,293

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	At February 28, 2017, the Fund had loaned securities with a total value of $24,743,772. This was secured by collateral of $13,254,149, which was received in cash and subsequently invested in short-term investments currently valued at $13,254,149 as reported in the Portfolio of Investments. Additional collateral of $12,246,789 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.
The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$ 171,621
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	299,204
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	688,491
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	2,892,601
United States Treasury Notes/Bonds	zero coupon to 8.75%	04/15/2017 to 11/15/2046	8,194,872

(2)	The rate shown is a 7-day yield as of February 28, 2017.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$110,474,244	$—	$—	$110,474,244
Short-Term Investment Securities:
Registered Investment Companies	13,254,149	—	—	13,254,149
Time Deposits	—	1,653,000	—	1,653,000

Total Investments at Value	$123,728,393	$1,653,000	$—	$125,381,393

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

71

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Industry Allocation*

Banks — Commercial	19.3%
Real Estate Investment Trusts	10.6
Registered Investment Companies	4.8
Savings & Loans/Thrifts	3.1
Electronic Components — Misc.	3.0
Repurchase Agreements	2.6
Electric — Integrated	2.6
Medical — Biomedical/Gene	2.0
Gas — Distribution	1.9
Insurance — Life/Health	1.8
Oil Companies — Exploration & Production	1.7
Computer Services	1.5
Retail — Apparel/Shoe	1.5
Oil — Field Services	1.4
Auto/Truck Parts & Equipment — Original	1.3
Transport — Truck	1.3
Engineering/R&D Services	1.2
Medical — HMO	1.2
Electronic Components — Semiconductors	1.2
Consulting Services	1.2
Insurance — Property/Casualty	1.1
Aerospace/Defense — Equipment	1.1
Steel — Producers	1.0
Office Supplies & Forms	1.0
Energy — Alternate Sources	0.9
Human Resources	0.9
Finance — Investment Banker/Broker	0.9
Consumer Products — Misc.	0.9
Rubber — Tires	0.8
Entertainment Software	0.8
Printing — Commercial	0.8
Machinery — Construction & Mining	0.8
Airlines	0.7
Electronic Parts Distribution	0.6
Satellite Telecom	0.6
Banks — Mortgage	0.6
Telecom Services	0.6
Medical — Wholesale Drug Distribution	0.6
Food — Wholesale/Distribution	0.6
Rental Auto/Equipment	0.6
Financial Guarantee Insurance	0.6
Semiconductor Equipment	0.6
Oil Refining & Marketing	0.6
Machinery — General Industrial	0.6
Real Estate Operations & Development	0.5
Tobacco	0.5
Chemicals — Specialty	0.5
Paper & Related Products	0.5
Independent Power Producers	0.5
Auto — Truck Trailers	0.5
Water	0.5
Wire & Cable Products	0.4
Telephone — Integrated	0.4
Retail — Office Supplies	0.4
Metal Processors & Fabrication	0.4
Metal Products — Distribution	0.4
Chemicals — Fibers	0.4
Rubber/Plastic Products	0.4
Auto/Truck Parts & Equipment — Replacement	0.4
Hotels/Motels	0.3
Schools	0.3
Semiconductor Components — Integrated Circuits	0.3
Networking Products	0.3
Insurance — Multi-line	0.3
Insurance — Reinsurance	0.3
Medical Instruments	0.3
Footwear & Related Apparel	0.3
Transport — Air Freight	0.3
Electronic Design Automation	0.3
Chemicals — Diversified	0.3
Retail — Misc./Diversified	0.3
Broadcast Services/Program	0.3

Medical — Drugs	0.3
Oil & Gas Drilling	0.3
Retail — Restaurants	0.3
Investment Management/Advisor Services	0.3
Data Processing/Management	0.3
E-Commerce/Services	0.3
Circuit Boards	0.2
Investment Companies	0.2
Food — Misc./Diversified	0.2
Distribution/Wholesale	0.2
Retail — Home Furnishings	0.2
Building — Maintenance & Services	0.2
Finance — Consumer Loans	0.2
Retail — Hair Salons	0.2
Power Converter/Supply Equipment	0.2
Oil Field Machinery & Equipment	0.2
Containers — Paper/Plastic	0.2
Retail — Jewelry	0.2
Retail — Pawn Shops	0.2
Finance — Mortgage Loan/Banker	0.2
Medical — Hospitals	0.2
Television	0.2
Pipelines	0.2
Applications Software	0.2
Machinery — Farming	0.2
Engines — Internal Combustion	0.2
Wireless Equipment	0.2
Housewares	0.2
Food — Dairy Products	0.2
Metal — Iron	0.2
Electric — Generation	0.2
Building Products — Wood	0.2
Coal	0.2
Transport — Services	0.1
Pollution Control	0.1
Security Services	0.1
Diversified Operations/Commercial Services	0.1
Radio	0.1
Travel Services	0.1
Electric — Distribution	0.1
Building Products — Doors & Windows	0.1
Building — Residential/Commercial	0.1
Retail — Regional Department Stores	0.1
E-Marketing/Info	0.1
Building & Construction — Misc.	0.1
Medical — Outpatient/Home Medical	0.1
Building — Heavy Construction	0.1
Transport — Equipment & Leasing	0.1
Machinery — Material Handling	0.1
Publishing — Newspapers	0.1
Toys	0.1
Chemicals — Other	0.1
Gambling (Non-Hotel)	0.1
Medical — Generic Drugs	0.1
Medical Products	0.1
Motion Pictures & Services	0.1
Therapeutics	0.1
Food — Retail	0.1
Commercial Services	0.1
Golf	0.1
Machine Tools & Related Products	0.1
Textile — Apparel	0.1
Finance — Leasing Companies	0.1
Computer Aided Design	0.1
Decision Support Software	0.1
Drug Delivery Systems	0.1
Telecom Equipment — Fiber Optics	0.1
Publishing — Books	0.1
Industrial Automated/Robotic	0.1

104.9%

*	Calculated as a percentage of net assets

72

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.5%
Aerospace/Defense - Equipment — 1.1%
AAR Corp.	67,000	$2,306,140
Curtiss-Wright Corp.	18,600	1,819,638
Moog, Inc., Class A†	30,400	2,054,432

		6,180,210

Airlines — 0.7%
Alaska Air Group, Inc.	14,300	1,398,826
JetBlue Airways Corp.†	5,800	115,768
SkyWest, Inc.	61,000	2,144,150

		3,658,744

Applications Software — 0.2%
Progress Software Corp.	35,000	1,003,800

Auto - Truck Trailers — 0.5%
Wabash National Corp.#	123,900	2,620,485

Auto/Truck Parts & Equipment - Original — 1.3%
Cooper-Standard Holding, Inc.†	19,400	2,172,800
Dana, Inc.	172,100	3,250,969
Meritor, Inc.†#	90,400	1,478,040
Metaldyne Performance Group, Inc.	3,300	76,890

		6,978,699

Auto/Truck Parts & Equipment - Replacement — 0.4%
Douglas Dynamics, Inc.	59,200	1,974,320

Banks - Commercial — 19.3%
1st Source Corp.	20,520	958,489
Allegiance Bancshares, Inc.†#	5,600	206,640
American National Bankshares, Inc.	1,100	40,205
BancFirst Corp.	11,040	1,052,664
BancorpSouth, Inc.	64,100	1,987,100
Bank of Hawaii Corp.#	28,080	2,371,637
Bank of Marin Bancorp	600	41,100
Banner Corp.	4,800	278,976
Bryn Mawr Bank Corp.	5,300	217,565
Capital Bank Financial Corp., Class A	31,300	1,277,040
Cascade Bancorp†	30,501	251,633
Cathay General Bancorp, Class B	44,790	1,759,351
Central Pacific Financial Corp.	83,000	2,621,140
Central Valley Community Bancorp	8,500	174,590
Century Bancorp, Inc., Class A	1,418	89,759
Citizens & Northern Corp.	3,300	77,451
City Holding Co.	24,800	1,624,400
Columbia Banking System, Inc.	13,273	529,460
Community Bank System, Inc.#	23,280	1,383,065
Community Trust Bancorp, Inc.#	28,418	1,304,386
CU Bancorp†	4,400	172,920
Customers Bancorp, Inc.†	31,000	1,064,230
East West Bancorp, Inc.	9,573	518,091
Enterprise Financial Services Corp.	32,400	1,423,980
Farmers National Banc Corp.	15,900	219,420
FCB Financial Holdings, Inc., Class A†	63,100	3,066,660
Fidelity Southern Corp.	65,500	1,543,835
Financial Institutions, Inc.	31,400	1,073,880
First BanCorp†	495,600	3,161,928
First Bancorp	5,200	156,260
First Busey Corp.	12,926	399,672
First Business Financial Services, Inc.#	9,600	242,112
First Citizens BancShares, Inc., Class A	2,340	833,719
First Commonwealth Financial Corp.	225,300	3,138,429
First Community Bancshares, Inc.	21,600	583,632
First Financial Bancorp	30,398	843,545
First Financial Bankshares, Inc.#	12,960	570,240
First Financial Corp.	6,000	278,700
First Hawaiian, Inc.	25,300	801,504

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
First Interstate BancSystem, Inc., Class A	26,000	$1,140,100
First Merchants Corp.	67,500	2,708,100
First Midwest Bancorp, Inc.	15,800	385,994
Franklin Financial Network, Inc.†	6,400	252,160
Fulton Financial Corp.	117,900	2,254,838
Glacier Bancorp, Inc.#	36,400	1,343,888
Great Southern Bancorp, Inc.	16,700	835,835
Great Western Bancorp, Inc.#	25,400	1,085,596
Green Bancorp, Inc.†#	40,800	695,640
Hancock Holding Co.	126,621	6,008,166
Hanmi Financial Corp.	74,000	2,471,600
Heartland Financial USA, Inc.	14,300	708,565
Heritage Financial Corp.	38,339	958,475
Hilltop Holdings, Inc.	35,500	1,007,490
Hope Bancorp, Inc.	203,227	4,349,058
IBERIABANK Corp.	35,400	3,000,150
Independent Bank Corp.	28,000	599,200
Independent Bank Corp./Rockland Trust Co.	7,000	455,000
Kearny Financial Corp.	13,627	209,174
Lakeland Financial Corp.	7,170	325,446
MainSource Financial Group, Inc.	40,000	1,370,000
MB Financial, Inc.	2,900	130,558
Mercantile Bank Corp.	3,300	110,352
Midland States Bancorp, Inc.	5,100	179,316
NBT Bancorp, Inc.	16,800	678,384
OFG Bancorp	121,900	1,572,510
Old Line Bancshares, Inc.	1,600	44,880
Pacific Continental Corp.	13,400	337,010
PacWest Bancorp	32,700	1,801,770
Park Sterling Corp.	9,075	107,630
Peoples Bancorp, Inc.	13,800	448,776
Pinnacle Financial Partners, Inc.	18,200	1,263,080
Preferred Bank	23,200	1,302,448
Premier Financial Bancorp, Inc.	2,640	48,523
PrivateBancorp, Inc.	45,500	2,575,300
Republic Bancorp, Inc., Class A	7,100	245,518
S&T Bancorp, Inc.	3,780	134,530
Sandy Spring Bancorp, Inc.	4,600	198,076
Shore Bancshares, Inc.	4,100	71,217
Sierra Bancorp	6,100	174,704
Simmons First National Corp., Class A	2,700	155,250
South State Corp.	3,200	286,400
Southern National Bancorp of Virginia, Inc.	4,600	78,200
Southside Bancshares, Inc.	12,946	456,088
Southwest Bancorp, Inc.	29,280	780,312
State Bank Financial Corp.	9,900	268,587
Stock Yards Bancorp, Inc.#	3,250	143,650
Stonegate Bank	7,000	324,590
Suffolk Bancorp	3,020	128,471
Texas Capital Bancshares, Inc.†	8,900	793,435
Tompkins Financial Corp.	3,748	336,271
Towne Bank	3,400	110,670
TriCo Bancshares	38,000	1,380,540
TriState Capital Holdings, Inc.†	16,700	393,285
Triumph Bancorp, Inc.†	8,700	234,030
Trustmark Corp.#	66,300	2,190,552
UMB Financial Corp.	38,160	3,007,771
Umpqua Holdings Corp.	101,214	1,903,835
Union Bankshares Corp.	72,119	2,615,035
United Community Banks, Inc.	86,300	2,493,207
Valley National Bancorp	13,016	161,008
Washington Trust Bancorp, Inc.	6,480	351,216
Webster Financial Corp.#	19,100	1,049,163
West Bancorporation, Inc.	6,830	151,285
Westamerica Bancorporation#	58,924	3,408,753

73

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS  — February 28, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Western Alliance Bancorp†	2,632	$135,916
Wintrust Financial Corp.#	17,900	1,319,230

		106,585,215

Banks - Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	7,400	127,280

Banks - Mortgage — 0.6%
Walker & Dunlop, Inc.†	83,300	3,386,145

Broadcast Services/Program — 0.3%
TiVo Corp.	86,200	1,594,700

Building & Construction Products - Misc. — 0.0%
Gibraltar Industries, Inc.†	4,080	169,116

Building & Construction - Misc. — 0.1%
MYR Group, Inc.†	15,600	585,156

Building Products - Doors & Windows — 0.1%
JELD-WEN Holding, Inc.†	21,800	681,032

Building Products - Wood — 0.2%
Universal Forest Products, Inc.	8,600	823,966

Building - Heavy Construction — 0.1%
Orion Group Holdings, Inc.†	6,500	60,840
Tutor Perini Corp.†#	17,000	517,650

		578,490

Building - Maintenance & Services — 0.2%
ABM Industries, Inc.#	29,400	1,199,226

Building - Residential/Commercial — 0.1%
Beazer Homes USA, Inc.†#	41,200	502,640
Hovnanian Enterprises, Inc., Class A†#	41,700	98,829
UCP, Inc., Class A†	5,400	58,590

		660,059

Chemicals - Diversified — 0.3%
Innophos Holdings, Inc.#	20,500	1,086,295
Innospec, Inc.	9,200	600,760

		1,687,055

Chemicals - Fibers — 0.4%
Rayonier Advanced Materials, Inc.#	162,900	2,160,054

Chemicals - Other — 0.1%
American Vanguard Corp.	27,800	437,850

Chemicals - Specialty — 0.5%
Chemours Co.	4,700	158,202
Minerals Technologies, Inc.	34,760	2,685,210
OMNOVA Solutions, Inc.†	5,300	49,025

		2,892,437

Circuit Boards — 0.2%
TTM Technologies, Inc.†#	83,200	1,344,512

Coal — 0.1%
SunCoke Energy, Inc.†	19,700	192,075
Westmoreland Coal Co.†	39,600	571,824

		763,899

Commercial Services — 0.1%
RPX Corp.†	31,300	336,475

Commercial Services - Finance — 0.0%
EVERTEC, Inc.	5,900	99,415

Computer Aided Design — 0.1%
Aspen Technology, Inc.†	4,900	284,886

Security Description	Shares	Value (Note 2)

Computer Services — 1.5%
Convergys Corp.	3,300	$72,204
Engility Holdings, Inc.†	15,200	475,912
Insight Enterprises, Inc.†	87,300	3,698,028
Sykes Enterprises, Inc.†	33,400	909,148
Unisys Corp.†#	238,700	3,317,930

		8,473,222

Consulting Services — 1.2%
CRA International, Inc.	4,600	164,956
Franklin Covey Co.†#	8,400	150,780
FTI Consulting, Inc.†	67,300	2,708,152
Huron Consulting Group, Inc.†	50,800	2,207,260
Vectrus, Inc.†	49,300	1,193,553

		6,424,701

Consumer Products - Misc. — 0.9%
Central Garden & Pet Co., Class A†	141,560	4,522,842
CSS Industries, Inc.	7,200	176,976

		4,699,818

Containers - Paper/Plastic — 0.2%
Berry Plastics Group, Inc.†	5,600	281,848
Graphic Packaging Holding Co.	62,810	838,513

		1,120,361

Data Processing/Management — 0.3%
Fair Isaac Corp.	10,920	1,420,364

Decision Support Software — 0.1%
QAD, Inc., Class A	10,300	282,735

Diagnostic Kits — 0.0%
Quidel Corp.†	1,300	27,300

Distribution/Wholesale — 0.2%
Anixter International, Inc.†	1,100	91,630
Essendant, Inc.	25,000	398,250
Titan Machinery, Inc.†#	52,200	738,630

		1,228,510

Diversified Operations/Commercial Services — 0.1%
Viad Corp.	15,700	741,040

Drug Delivery Systems — 0.1%
Revance Therapeutics, Inc.†#	12,900	270,900

E-Commerce/Services — 0.3%
RetailMeNot, Inc.†	154,000	1,378,300

E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	9,400	76,610
Rubicon Project, Inc.†	59,800	522,652

		599,262

Electric Products - Misc. — 0.0%
Graham Corp.	4,400	96,492
Novanta, Inc.†	4,400	106,920

		203,412

Electric - Distribution — 0.1%
Genie Energy, Ltd., Class B	12,800	69,760
Spark Energy, Inc., Class A#	23,000	621,000

		690,760

Electric - Generation — 0.2%
Atlantic Power Corp.†#	356,700	838,245

Electric - Integrated — 2.6%
Avista Corp.	42,480	1,693,678
El Paso Electric Co.	62,900	3,072,665

74

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electric - Integrated (continued)
IDACORP, Inc.	17,300	$1,434,689
MGE Energy, Inc.#	5,500	351,725
NorthWestern Corp.	34,618	2,025,153
Portland General Electric Co.	103,800	4,705,254
Unitil Corp.	13,400	597,640
Westar Energy, Inc.	9,900	534,402

		14,415,206

Electronic Components - Misc. — 3.0%
Bel Fuse, Inc., Class B	36,700	957,870
Benchmark Electronics, Inc.†	159,621	4,964,213
Kimball Electronics, Inc.†	43,300	697,130
Knowles Corp.†#	90,500	1,713,165
Plexus Corp.†	17,400	975,618
Sanmina Corp.†	86,800	3,385,200
Stoneridge, Inc.†	68,400	1,155,276
Vishay Intertechnology, Inc.#	176,300	2,794,355
Vishay Precision Group, Inc.†#	8,700	140,070

		16,782,897

Electronic Components - Semiconductors — 1.2%
Advanced Micro Devices, Inc.†#	15,700	227,022
Alpha & Omega Semiconductor, Ltd.†	87,700	1,689,102
Amkor Technology, Inc.†	271,800	2,669,076
InvenSense, Inc.†	26,900	332,215
IXYS Corp.	126,100	1,557,335

		6,474,750

Electronic Design Automation — 0.3%
Mentor Graphics Corp.	46,200	1,714,020

Electronic Parts Distribution — 0.6%
SYNNEX Corp.	9,600	1,122,432
Tech Data Corp.†	27,600	2,401,200

		3,523,632

Energy - Alternate Sources — 0.9%
First Solar, Inc.†#	15,700	568,183
FutureFuel Corp.	18,500	244,755
Green Plains, Inc.#	7,700	192,885
Pacific Ethanol, Inc.†	37,500	294,375
Renewable Energy Group, Inc.†#	11,000	97,900
REX American Resources Corp.†	33,000	2,746,260
TerraForm Global, Inc., Class A	247,600	1,077,060

		5,221,418

Engineering/R&D Services — 1.2%
Argan, Inc.	6,100	420,290
EMCOR Group, Inc.	77,198	4,746,133
VSE Corp.	35,500	1,444,140

		6,610,563

Engines - Internal Combustion — 0.2%
Briggs & Stratton Corp.	46,000	984,400

Enterprise Software/Service — 0.0%
Donnelley Financial Solutions, Inc.†	1,200	27,732

Entertainment Software — 0.8%
Take-Two Interactive Software, Inc.†#	78,700	4,484,326

Environmental Consulting & Engineering — 0.0%
TRC Cos., Inc.†	8,700	89,175

Finance - Consumer Loans — 0.2%
Enova International, Inc.†	20,900	299,915
Nelnet, Inc., Class A#	15,500	694,245
Regional Management Corp.†	9,700	203,603

		1,197,763

Security Description	Shares	Value (Note 2)

Finance - Investment Banker/Broker — 0.9%
Houlihan Lokey, Inc.#	5,500	$173,195
INTL. FCStone, Inc.†	6,800	256,700
Investment Technology Group, Inc.	8,600	172,172
KCG Holdings, Inc., Class A†	126,300	1,749,255
Oppenheimer Holdings, Inc., Class A	7,800	129,480
Piper Jaffray Cos.	15,700	1,110,775
Stifel Financial Corp.†	23,700	1,278,852

		4,870,429

Finance - Leasing Companies — 0.1%
Marlin Business Services Corp.	12,900	307,020

Finance - Mortgage Loan/Banker — 0.2%
Arlington Asset Investment Corp., Class A#	7,500	110,550
FNFV Group†	11,400	141,930
PennyMac Financial Services, Inc., Class A†#	46,000	821,100

		1,073,580

Finance - Other Services — 0.1%
BGC Partners, Inc., Class A	44,000	496,320

Financial Guarantee Insurance — 0.6%
Assured Guaranty, Ltd.#	7,900	324,769
MBIA, Inc.†#	222,200	2,293,104
MGIC Investment Corp.†	41,900	446,235

		3,064,108

Food - Dairy Products — 0.2%
Dean Foods Co.	50,700	924,768

Food - Flour & Grain — 0.0%
Post Holdings, Inc.†	2,850	233,329

Food - Misc./Diversified — 0.2%
Darling Ingredients, Inc.†	95,900	1,247,659

Food - Retail — 0.1%
SUPERVALU, Inc.†#	71,500	270,270
Village Super Market, Inc., Class A	2,600	76,986

		347,256

Food - Wholesale/Distribution — 0.6%
Fresh Del Monte Produce, Inc.#	7,300	422,451
SpartanNash Co.	71,100	2,481,390
US Foods Holding Corp.†	9,800	269,990

		3,173,831

Footwear & Related Apparel — 0.3%
Iconix Brand Group, Inc.†	228,400	1,760,964

Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment, Inc.†	22,900	397,544

Gas - Distribution — 1.9%
New Jersey Resources Corp.	34,200	1,347,480
Northwest Natural Gas Co.	38,200	2,295,820
Southwest Gas Corp.	45,540	3,895,036
Spire, Inc.#	39,400	2,596,460
WGL Holdings, Inc.	6,400	534,336

		10,669,132

Golf — 0.1%
Acushnet Holdings Corp.†	18,600	325,686

Hotels/Motels — 0.3%
La Quinta Holdings, Inc.†	138,200	1,915,452

Housewares — 0.2%
Lifetime Brands, Inc.	29,800	432,100
NACCO Industries, Inc., Class A	7,800	503,100

		935,200

75

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Human Resources — 0.9%
Barrett Business Services, Inc.	20,300	$1,299,809
Cross Country Healthcare, Inc.†#	116,600	1,803,802
Kelly Services, Inc., Class A	36,400	778,232
TriNet Group, Inc.†	24,600	660,510
TrueBlue, Inc.†	17,500	454,125

		4,996,478

Independent Power Producers — 0.5%
Dynegy, Inc.†	116,500	936,660
Ormat Technologies, Inc.#	30,700	1,692,491

		2,629,151

Industrial Automated/Robotic — 0.1%
Hurco Cos., Inc.	9,500	261,250

Insurance - Life/Health — 1.8%
American Equity Investment Life Holding Co.	104,200	2,804,022
CNO Financial Group, Inc.	202,909	4,242,827
Primerica, Inc.	38,700	3,125,025

		10,171,874

Insurance - Multi-line — 0.3%
Horace Mann Educators Corp.	41,580	1,742,202
United Fire Group, Inc.	2,500	105,550

		1,847,752

Insurance - Property/Casualty — 1.1%
AmTrust Financial Services, Inc.	20,200	464,600
Arch Capital Group, Ltd.†	5,826	550,965
Federated National Holding Co.	7,100	142,071
First American Financial Corp.	19,700	769,679
Global Indemnity, Ltd.†#	2,000	79,360
Hallmark Financial Services, Inc.†	12,500	137,750
Kinsale Capital Group, Inc.	6,200	181,970
Navigators Group, Inc.	10,000	550,500
ProAssurance Corp.	30,080	1,777,728
Selective Insurance Group, Inc.	13,100	580,330
Stewart Information Services Corp.	20,700	919,287
Universal Insurance Holdings, Inc.#	4,300	115,885

		6,270,125

Insurance - Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	11,200	749,840
Aspen Insurance Holdings, Ltd.	10,300	577,315
Maiden Holdings, Ltd.	30,900	477,405

		1,804,560

Internet Content - Entertainment — 0.0%
Limelight Networks, Inc.†	102,100	229,725

Internet Content - Information/News — 0.0%
Bankrate, Inc.†	15,900	173,310

Internet Security — 0.0%
VASCO Data Security International, Inc.†	8,900	115,700

Internet Telephone — 0.0%
RingCentral, Inc., Class A†	3,400	90,780

Investment Companies — 0.2%
Acacia Research Corp.†	222,200	1,299,870

Investment Management/Advisor Services — 0.3%
Janus Capital Group, Inc.	13,700	173,442
OM Asset Management PLC	42,300	630,693
Virtus Investment Partners, Inc.#	4,700	515,355
Waddell & Reed Financial, Inc., Class A#	7,800	150,072

		1,469,562

Security Description	Shares	Value (Note 2)

Leisure Games — 0.0%
Intrawest Resorts Holdings, Inc.†	6,800	$160,208

Machine Tools & Related Products — 0.1%
Kennametal, Inc.#	8,600	318,974

Machinery - Construction & Mining — 0.8%
Hyster-Yale Materials Handling, Inc.	5,800	353,162
Joy Global, Inc.	137,000	3,862,030

		4,215,192

Machinery - Farming — 0.2%
AGCO Corp.	16,260	990,559

Machinery - General Industrial — 0.6%
Applied Industrial Technologies, Inc.	1,500	94,575
DXP Enterprises, Inc.†	23,300	815,500
Kadant, Inc.	34,300	2,123,170

		3,033,245

Machinery - Material Handling — 0.1%
Columbus McKinnon Corp.	18,500	477,485

Medical Instruments — 0.3%
AngioDynamics, Inc.†	16,800	274,680
Halyard Health, Inc.†	38,900	1,519,434

		1,794,114

Medical Products — 0.1%
Surmodics, Inc.†	15,400	381,150

Medical - Biomedical/Gene — 2.0%
Acorda Therapeutics, Inc.†	19,000	502,550
Adverum Biotechnologies, Inc.†	1,900	5,035
AMAG Pharmaceuticals, Inc.†	91,500	2,054,175
Ardelyx, Inc.†#	29,000	394,400
Celldex Therapeutics, Inc.†#	34,300	121,422
Corvus Pharmaceuticals, Inc.†#	11,700	168,246
Endocyte, Inc.†#	58,400	119,720
Epizyme, Inc.†#	1,700	24,140
Esperion Therapeutics, Inc.†#	15,700	410,869
Exelixis, Inc.†#	18,700	402,611
Five Prime Therapeutics, Inc.†#	6,200	284,394
Idera Pharmaceuticals, Inc.†#	225,000	420,750
Insmed, Inc.†	5,800	92,394
Karyopharm Therapeutics, Inc.†	20,700	214,659
Kite Pharma, Inc.†#	2,100	148,617
Lexicon Pharmaceuticals, Inc.†#	15,800	253,590
Loxo Oncology, Inc.†	6,900	306,636
MacroGenics, Inc.†#	2,000	42,280
Medicines Co.†#	29,300	1,535,906
Merrimack Pharmaceuticals, Inc.†#	19,200	58,944
Momenta Pharmaceuticals, Inc.†	27,500	424,875
Pfenex, Inc.†	9,900	71,577
PTC Therapeutics, Inc.†	51,400	700,582
Retrophin, Inc.†	20,900	444,543
Rigel Pharmaceuticals, Inc.†#	174,400	427,280
Sage Therapeutics, Inc.†#	4,700	316,780
Ultragenyx Pharmaceutical, Inc.†	3,500	297,780
Versartis, Inc.†#	39,500	863,075

		11,107,830

Medical - Drugs — 0.3%
ACADIA Pharmaceuticals, Inc.†#	4,700	179,117
Chimerix, Inc.†#	41,500	235,720
Enanta Pharmaceuticals, Inc.†	11,300	325,666
Immune Design Corp.†	3,300	16,830
Lannett Co., Inc.†#	5,300	116,600
MyoKardia, Inc.†#	14,000	170,100
NantKwest, Inc.†#	10,200	48,246

76

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Radius Health, Inc.†#	8,700	$366,618
Vanda Pharmaceuticals, Inc.†	8,900	126,825

		1,585,722

Medical - Generic Drugs — 0.1%
Amphastar Pharmaceuticals, Inc.†	23,400	361,998
Impax Laboratories, Inc.†	2,000	28,500

		390,498

Medical - HMO — 1.2%
Magellan Health, Inc.†	3,000	207,450
Molina Healthcare, Inc.†#	49,300	2,391,543
Tivity Health Inc.†#	81,500	2,355,350
Triple-S Management Corp., Class B†	47,300	883,091
WellCare Health Plans, Inc.†	5,400	762,480

		6,599,914

Medical - Hospitals — 0.2%
Community Health Systems, Inc.†#	109,300	1,065,675

Medical - Nursing Homes — 0.0%
Genesis Healthcare, Inc.†#	15,100	48,622
Kindred Healthcare, Inc.	18,900	170,100

		218,722

Medical - Outpatient/Home Medical — 0.1%
Addus HomeCare Corp.†	18,000	579,600

Medical - Wholesale Drug Distribution — 0.6%
Owens & Minor, Inc.	88,000	3,175,040

Metal Processors & Fabrication — 0.4%
Global Brass & Copper Holdings, Inc.	68,500	2,305,025

Metal Products - Distribution — 0.4%
Olympic Steel, Inc.	9,500	229,710
Worthington Industries, Inc.	39,940	1,959,057

		2,188,767

Metal - Iron — 0.2%
Cliffs Natural Resources, Inc.†#	81,900	873,054

Miscellaneous Manufacturing — 0.0%
FreightCar America, Inc.	6,400	87,744

Motion Pictures & Services — 0.1%
Eros International PLC†#	32,400	372,600

Networking Products — 0.3%
A10 Networks, Inc.†	44,600	421,916
Black Box Corp.	63,180	568,620
Extreme Networks, Inc.†	141,100	881,875

		1,872,411

Office Furnishings - Original — 0.0%
Kimball International, Inc., Class B	9,800	160,720

Office Supplies & Forms — 1.0%
ACCO Brands Corp.†	409,600	5,488,640

Oil & Gas Drilling — 0.3%
Parker Drilling Co.†	52,900	100,510
Seadrill, Ltd.†#	839,800	1,469,650

		1,570,160

Oil Companies - Exploration & Production — 1.7%
Abraxas Petroleum Corp.†	405,800	860,296
Bill Barrett Corp.†	351,000	1,934,010
Clayton Williams Energy, Inc.†	4,500	609,075
Denbury Resources, Inc.†#	598,600	1,622,206
Eclipse Resources Corp.†	111,000	239,760
EP Energy Corp., Class A†#	381,128	1,798,924

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Jones Energy, Inc., Class A†#	35,800	$114,560
Oasis Petroleum, Inc.†	20,600	291,696
Sanchez Energy Corp.†	66,800	768,200
Unit Corp.†#	45,500	1,234,870

		9,473,597

Oil Field Machinery & Equipment — 0.2%
Exterran Corp.†	37,200	1,132,368

Oil Refining & Marketing — 0.6%
Alon USA Energy, Inc.#	15,700	190,912
Delek US Holdings, Inc.	118,100	2,842,667

		3,033,579

Oil - Field Services — 1.4%
Archrock, Inc.	49,500	675,675
McDermott International, Inc.†	124,200	914,112
MRC Global, Inc.†	188,700	3,813,627
NOW, Inc.†	46,800	895,752
Pioneer Energy Services Corp.†	141,863	744,781
SEACOR Holdings, Inc.†#	12,800	881,280

		7,925,227

Paper & Related Products — 0.5%
Domtar Corp.	16,940	645,245
P.H. Glatfelter Co.#	9,500	209,950
Schweitzer-Mauduit International, Inc.	46,700	1,916,101

		2,771,296

Pipelines — 0.2%
SemGroup Corp., Class A	28,700	1,008,805

Pollution Control — 0.1%
CECO Environmental Corp.	67,000	757,100

Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†#	11,800	732,780
Powell Industries, Inc.	12,300	401,472

		1,134,252

Printing - Commercial — 0.8%
ARC Document Solutions, Inc.†	144,193	579,656
Ennis, Inc.	14,300	233,805
LSC Communications, Inc.	1,200	34,104
Quad/Graphics, Inc.	129,200	3,507,780
RR Donnelley & Sons Co.	3,200	53,664

		4,409,009

Publishing - Books — 0.1%
Houghton Mifflin Harcourt Co.†	23,700	261,885

Publishing - Newspapers — 0.1%
tronc, Inc.†#	30,700	448,220

Racetracks — 0.0%
Speedway Motorsports, Inc.	9,900	211,068

Radio — 0.1%
Entercom Communications Corp., Class A#	38,440	601,586
Radio One, Inc., Class D†#	43,900	120,725

		722,311

Real Estate Investment Trusts — 10.6%
AG Mtg. Investment Trust, Inc.	21,500	383,990
Agree Realty Corp.	1,200	59,556
American Assets Trust, Inc.	8,600	378,400
American Campus Communities, Inc.	14,800	756,280
Apartment Investment & Management Co., Class A#	33,679	1,567,084
Armada Hoffler Properties, Inc.#	7,500	104,625

77

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
ARMOUR Residential REIT, Inc.#	8,809	$198,115
Ashford Hospitality Prime, Inc.	800	10,440
Ashford Hospitality Trust, Inc.	358,080	2,352,586
Bluerock Residential Growth REIT, Inc.	11,500	143,520
Capstead Mtg. Corp.	322,100	3,407,818
CBL & Associates Properties, Inc.#	61,840	620,255
Cedar Realty Trust, Inc.	66,300	389,181
Chatham Lodging Trust	10,200	204,306
Chesapeake Lodging Trust	16,500	398,640
CoreSite Realty Corp.	25,800	2,323,806
Cousins Properties, Inc.	120,860	1,033,353
CyrusOne, Inc.	3,000	152,700
CYS Investments, Inc.	343,800	2,757,276
DCT Industrial Trust, Inc.	85,160	4,074,054
DiamondRock Hospitality Co.	184,234	2,002,624
DuPont Fabros Technology, Inc.	11,900	612,731
EastGroup Properties, Inc.	1,700	126,378
Education Realty Trust, Inc.#	10,500	442,575
EPR Properties	11,300	869,648
FelCor Lodging Trust, Inc.	133,600	968,600
First Industrial Realty Trust, Inc.	61,718	1,660,214
First Potomac Realty Trust	83,500	834,165
Franklin Street Properties Corp.	12,500	154,875
GEO Group, Inc.#	22,300	1,061,703
Getty Realty Corp.	24,946	658,325
Gladstone Commercial Corp.#	12,500	260,125
Government Properties Income Trust#	81,800	1,685,898
Highwoods Properties, Inc.	17,400	913,326
Hospitality Properties Trust	27,240	865,687
Hudson Pacific Properties, Inc.	8,100	296,298
InfraREIT, Inc.	50,400	839,160
Kite Realty Group Trust	47,600	1,078,140
LaSalle Hotel Properties	13,578	392,404
LTC Properties, Inc.	18,220	878,933
Mack-Cali Realty Corp.	21,700	632,555
Mid-America Apartment Communities, Inc.	2,477	254,462
Monogram Residential Trust, Inc.	39,900	410,571
National Storage Affiliates Trust	13,100	317,282
New Senior Investment Group, Inc.	33,600	356,160
NexPoint Residential Trust, Inc.	10,980	261,873
Orchid Island Capital, Inc.#	4,400	43,208
Parkway, Inc.†	15,470	324,561
Pebblebrook Hotel Trust#	22,000	632,500
Pennsylvania Real Estate Investment Trust	51,280	846,120
Potlatch Corp.	31,400	1,389,450
PS Business Parks, Inc.	14,400	1,673,424
QTS Realty Trust, Inc., Class A	4,600	241,960
RAIT Financial Trust	271,300	911,568
Ramco-Gershenson Properties Trust	10,600	165,996
Redwood Trust, Inc.	84,700	1,386,539
Retail Opportunity Investments Corp.	77,400	1,702,800
Rexford Industrial Realty, Inc.	23,400	537,732
RLJ Lodging Trust	71,400	1,625,064
Saul Centers, Inc.	2,000	128,080
Silver Bay Realty Trust Corp.	36,500	785,845
Summit Hotel Properties, Inc.	87,400	1,345,086
Sun Communities, Inc.	5,500	455,565
Sunstone Hotel Investors, Inc.	144,872	2,136,862
Taubman Centers, Inc.	2,300	160,448
Urstadt Biddle Properties, Inc., Class A	13,300	296,324
Washington Prime Group, Inc.	1,053	9,761
Washington Real Estate Investment Trust	1,600	52,336
Xenia Hotels & Resorts, Inc.	77,700	1,365,189

		58,367,115

Security Description	Shares	Value (Note 2)

Real Estate Operations & Development — 0.5%
Alexander & Baldwin, Inc.	23,600	$1,057,988
Forestar Group, Inc.†	77,600	1,032,080
St. Joe Co.†	55,800	923,490

		3,013,558

Rental Auto/Equipment — 0.6%
Aaron’s, Inc.	43,300	1,181,224
AMERCO#	800	309,040
Rent-A-Center, Inc.#	192,100	1,665,507

		3,155,771

Retail - Apparel/Shoe — 1.5%
Abercrombie & Fitch Co., Class A#	138,100	1,651,676
Caleres, Inc.	19,600	585,452
Children’s Place, Inc.#	44,450	4,502,785
Tailored Brands, Inc.#	53,900	1,245,629
Tilly’s, Inc., Class A	21,300	234,939

		8,220,481

Retail - Hair Salons — 0.2%
Regis Corp.†	92,200	1,134,982

Retail - Home Furnishings — 0.2%
Pier 1 Imports, Inc.	181,800	1,223,514

Retail - Jewelry — 0.2%
Movado Group, Inc.#	45,600	1,105,800

Retail - Misc./Diversified — 0.3%
FirstCash, Inc.	36,300	1,609,905

Retail - Office Supplies — 0.4%
Office Depot, Inc.	576,300	2,403,171

Retail - Pawn Shops — 0.2%
EZCORP, Inc., Class A†	125,600	1,105,280

Retail - Petroleum Products — 0.0%
World Fuel Services Corp.	3,900	141,063

Retail - Regional Department Stores — 0.1%
Dillard’s, Inc., Class A#	11,440	623,709

Retail - Restaurants — 0.3%
Bob Evans Farms, Inc.#	12,600	714,798
Ruby Tuesday, Inc.†	10,900	20,710
Ruth’s Hospitality Group, Inc.	46,672	786,423

		1,521,931

Rubber - Tires — 0.8%
Cooper Tire & Rubber Co.#	114,100	4,615,345

Rubber/Plastic Products — 0.4%
Myers Industries, Inc.	9,358	131,480
Trinseo SA	27,000	1,867,050

		1,998,530

Satellite Telecom — 0.6%
DigitalGlobe, Inc.†	103,600	3,278,940
Intelsat SA†#	35,900	178,782

		3,457,722

Savings & Loans/Thrifts — 3.1%
BankFinancial Corp.	4,100	60,967
Beneficial Bancorp, Inc.	177,858	2,899,086
Berkshire Hills Bancorp, Inc.	3,800	134,330
Brookline Bancorp, Inc.	12,900	204,465
Charter Financial Corp.	58,900	1,151,495
Dime Community Bancshares, Inc.	25,700	552,550
First Defiance Financial Corp.	11,200	550,480
Flagstar Bancorp, Inc.†	15,300	434,520

78

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
Flushing Financial Corp.	32,500	$908,050
HomeStreet, Inc.†	11,400	311,220
HomeTrust Bancshares, Inc.†	5,400	129,600
Investors Bancorp, Inc.#	166,900	2,441,747
Meridian Bancorp, Inc.	56,300	1,072,515
Meta Financial Group, Inc.#	11,400	975,840
Northfield Bancorp, Inc.	101,100	1,896,636
Oritani Financial Corp.	4,700	80,840
Provident Financial Holdings, Inc.	3,100	57,846
Provident Financial Services, Inc.	9,000	238,950
Sterling Bancorp#	52,700	1,304,325
Territorial Bancorp, Inc.	2,700	86,994
United Community Financial Corp.	13,700	117,957
United Financial Bancorp, Inc.	16,600	296,476
Waterstone Financial, Inc.	15,200	281,960
WSFS Financial Corp.	14,874	678,254

		16,867,103

Schools — 0.3%
American Public Education, Inc.†	11,700	282,555
Career Education Corp.†	10,900	90,797
DeVry Education Group, Inc.#	4,900	157,535
K12, Inc.†	76,600	1,368,076

		1,898,963

Security Services — 0.1%
Ascent Capital Group, Inc., Class A†	47,000	754,350

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†#	5,700	94,107

Semiconductor Components - Integrated Circuits — 0.3%
Cypress Semiconductor Corp.#	142,822	1,895,248

Semiconductor Equipment — 0.6%
Ultra Clean Holdings, Inc.†	103,600	1,434,860
Xcerra Corp.†	183,955	1,607,767

		3,042,627

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	2,500	52,300

Steel - Producers — 1.0%
AK Steel Holding Corp.†#	333,600	2,778,888
Carpenter Technology Corp.#	42,700	1,731,912
Commercial Metals Co.#	7,200	152,136
Ryerson Holding Corp.†	6,100	66,185
Schnitzer Steel Industries, Inc., Class A	40,000	952,000

		5,681,121

Telecom Equipment - Fiber Optics — 0.1%
Oclaro, Inc.†	31,000	263,500

Telecom Services — 0.6%
HC2 Holdings, Inc.†	113,000	621,500
West Corp.	107,300	2,565,543

		3,187,043

Telephone - Integrated — 0.4%
IDT Corp., Class B	25,700	496,010
Windstream Holdings, Inc.#	257,290	1,921,959

		2,417,969

Television — 0.2%
Central European Media Enterprises, Ltd., Class A†#	23,200	66,120
Sinclair Broadcast Group, Inc., Class A#	24,400	973,560

		1,039,680

Textile - Apparel — 0.1%
Perry Ellis International, Inc.†	13,400	312,086

Security Description	Shares	Value (Note 2)

Therapeutics — 0.1%
Cara Therapeutics, Inc.†#	9,200	$147,476
Seres Therapeutics, Inc.†#	10,100	97,768
Voyager Therapeutics, Inc.†#	8,400	108,780
Zafgen, Inc.†	3,100	12,307

		366,331

Tobacco — 0.5%
Alliance One International, Inc.†	7,800	111,930
Universal Corp.#	42,100	2,850,170

		2,962,100

Toys — 0.1%
JAKKS Pacific, Inc.†#	84,200	442,050

Transport - Air Freight — 0.3%
Atlas Air Worldwide Holdings, Inc.†#	30,800	1,750,980

Transport - Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.#	12,600	529,830

Transport - Services — 0.1%
Matson, Inc.	22,400	760,032

Transport - Truck — 1.3%
ArcBest Corp.	134,420	3,945,227
Roadrunner Transportation Systems, Inc.†	47,700	359,658
USA Truck, Inc.†	52,300	497,373
YRC Worldwide, Inc.†#	163,600	2,100,624

		6,902,882

Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	51,800	696,710

Water — 0.5%
American States Water Co.	27,600	1,234,272
Artesian Resources Corp., Class A	2,200	72,490
California Water Service Group#	27,160	998,130
Consolidated Water Co., Ltd.	18,700	193,545

		2,498,437

Wire & Cable Products — 0.4%
General Cable Corp.#	146,600	2,448,220

Wireless Equipment — 0.2%
InterDigital, Inc.	11,500	966,576

Total Common Stocks
(cost $438,235,232)		537,670,341

WARRANTS — 0.0%
Finance other services — 0.0%
Emergent Capital, Inc. Expires 10/01/2019 (strike price $10.75)† (cost $0). . .	994	0

Total Long-Term Investment Securities
(cost $438,235,232)		537,670,341

SHORT-TERM INVESTMENT SECURITIES — 4.8%
Registered Investment Companies — 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(3)
(cost $26,492,313)	26,492,313	26,492,313

79

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.6%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount of $14,450,012 collateralized by $12,755,000 of United States Treasury Notes, bearing interest at 3.8% due 11/15/2043 and having an approximate value of $14,744,002

(cost $14,450,000)	$14,450,000	$14,450,000

TOTAL INVESTMENTS
(cost $479,177,545)(2)	104.9%	578,612,654
Liabilities in excess of other assets	(4.9)	(27,134,225)

NET ASSETS	100.0%	$551,478,429

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At February 28, 2017, the Fund had loaned securities with a total value of $83,527,843. This was secured by collateral of $26,492,313, which was received in cash and subsequently invested in short-term investments currently value at $26,492,313 as reported in the Portfolio of Investments. Additional collateral of $60,820,292 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled secutities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	$1,414,530
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	2,466,093
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	5,674,660
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	11,025,837
United States Treasury Notes/Bonds	zero coupon to 8.75%	04/15/2017 to 11/15/2046	40,239,172

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is a 7-day yield as of February 28, 2017.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2017	Unrealized Appreciation (Depreciation)
183	Long	Russell 2000 E-Mini Index	March 2017	$12,625,189	$12,672,750	$47,561

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$537,670,341	$—	$—	$537,670,341
Warrants	—	0	—	0
Short-Term Investment Securities	26,492,313	—	—	26,492,313
Repurchase Agreements	—	14,450,000	—	14,450,000

Total Investments at Value	$564,162,654	$14,450,000	$—	$578,612,654

Other Financial Instruments:+
Futures Contracts	$47,561	$—	$—	$47,561

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

80

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	5.3%
Banks — Super Regional	4.8
Medical — Biomedical/Gene	3.9
Applications Software	3.6
Web Portals/ISP	3.4
Cosmetics & Toiletries	3.2
Electronic Components — Semiconductors	3.2
Finance — Credit Card	3.2
U.S. Government Treasuries	2.9
Oil Companies — Exploration & Production	2.7
Beverages — Non-alcoholic	2.7
Diagnostic Equipment	2.4
Computer Services	2.4
Insurance — Reinsurance	2.3
Internet Content — Entertainment	2.0
Insurance — Multi-line	1.9
Multimedia	1.8
Medical — HMO	1.7
Medical — Drugs	1.6
Banks — Commercial	1.6
Medical Products	1.5
Cable/Satellite TV	1.4
Enterprise Software/Service	1.3
Transport — Rail	1.3
Insurance — Life/Health	1.3
Networking Products	1.3
Food — Misc./Diversified	1.3
Commercial Services — Finance	1.2
Retail — Restaurants	1.2
Diversified Manufacturing Operations	1.2
Oil — Field Services	1.2
Electric — Integrated	1.1
Pipelines	1.0
Semiconductor Components — Integrated Circuits	1.0
Investment Management/Advisor Services	1.0
Transport — Services	0.9
Retail — Major Department Stores	0.8
Registered Investment Companies	0.8
Medical — Wholesale Drug Distribution	0.8
Commercial Services	0.7
Electric — Distribution	0.6
Retail — Drug Store	0.6
Machinery — Construction & Mining	0.6
Airlines	0.6
Finance — Other Services	0.6
Retail — Apparel/Shoe	0.6
Retail — Building Products	0.6
Consumer Products — Misc.	0.5
E-Commerce/Services	0.5
Auto — Cars/Light Trucks	0.5
Data Processing/Management	0.5
Semiconductor Equipment	0.5
Electric Products — Misc.	0.5
Gas — Distribution	0.5
Electronic Forms	0.5
Apparel Manufacturers	0.5
Industrial Gases	0.4
Repurchase Agreements	0.4
Machinery — Farming	0.4
Food — Retail	0.4
Building Products — Air & Heating	0.4
Hotels/Motels	0.4
Telephone — Integrated	0.4
Pharmacy Services	0.4
Retail — Discount	0.4
Electronic Components — Misc.	0.4
Electronic Measurement Instruments	0.3
Banks — Fiduciary	0.3
Non-Hazardous Waste Disposal	0.3

Finance — Investment Banker/Broker	0.3
Insurance — Property/Casualty	0.3
Oil Refining & Marketing	0.3
Home Decoration Products	0.3
Chemicals — Diversified	0.3
Diversified Operations	0.3
Paper & Related Products	0.3
Computers — Memory Devices	0.3
Insurance Brokers	0.3
Oil Field Machinery & Equipment	0.3
Auto — Heavy Duty Trucks	0.2
Computers	0.2
Medical — Generic Drugs	0.2
Vitamins & Nutrition Products	0.2
Entertainment Software	0.2
Medical — Hospitals	0.2
Industrial Automated/Robotic	0.2
Retail — Regional Department Stores	0.2
Advertising Agencies	0.2
Dental Supplies & Equipment	0.2
Medical Labs & Testing Services	0.2
Engines — Internal Combustion	0.2
E-Commerce/Products	0.2
Finance — Consumer Loans	0.2
Medical Instruments	0.2
Retail — Auto Parts	0.2
Television	0.2
Building Products — Cement	0.2
Agricultural Chemicals	0.2
Tools — Hand Held	0.2
Textile — Home Furnishings	0.1
Auto/Truck Parts & Equipment — Original	0.1
Steel — Producers	0.1
Oil Companies — Integrated	0.1
Medical Information Systems	0.1
Containers — Paper/Plastic	0.1
Aerospace/Defense	0.1
Appliances	0.1
Distribution/Wholesale	0.1
Water	0.1
Retail — Perfume & Cosmetics	0.1
Electronic Connectors	0.1
Food — Confectionery	0.1
Telecom Services	0.1
Cruise Lines	0.1
Office Automation & Equipment	0.1
Wireless Equipment	0.1
Computer Aided Design	0.1
Building Products — Wood	0.1

101.4%

*	Calculated as a percentage of net assets

81

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.3%
Advertising Agencies — 0.2%
Omnicom Group, Inc.#	19,110	$1,626,261

Aerospace/Defense — 0.1%
TransDigm Group, Inc.#	3,484	885,633

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.#	17,081	536,685
Mosaic Co.#	24,573	766,432

		1,303,117

Airlines — 0.6%
American Airlines Group, Inc.#	23,983	1,111,852
Delta Air Lines, Inc.	28,016	1,398,839
Southwest Airlines Co.	30,771	1,778,563
United Continental Holdings, Inc.†#	7,821	579,458

		4,868,712

Apparel Manufacturers — 0.5%
Hanesbrands, Inc.#	41,403	828,474
Michael Kors Holdings, Ltd.†#	4,294	156,731
Under Armour, Inc., Class C†#	20,491	380,313
VF Corp.#	43,935	2,304,391

		3,669,909

Appliances — 0.1%
Whirlpool Corp.	4,351	777,045

Applications Software — 3.6%
Citrix Systems, Inc.†	3,558	280,904
Intuit, Inc.	12,501	1,568,126
Microsoft Corp.	382,582	24,477,596
Red Hat, Inc.†	1,310	108,481
salesforce.com, Inc.†#	30,739	2,500,618

		28,935,725

Auto - Cars/Light Trucks — 0.5%
Ford Motor Co.	341,193	4,275,148

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	29,524	1,972,498

Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Automotive PLC	15,439	1,175,371

Banks - Commercial — 1.6%
BB&T Corp.#	137,108	6,611,348
M&T Bank Corp.#	30,038	5,015,445
Regions Financial Corp.	74,610	1,139,294

		12,766,087

Banks - Fiduciary — 0.3%
Citizens Financial Group, Inc.	28,688	1,072,071
Northern Trust Corp.	18,835	1,645,237

		2,717,308

Banks - Super Regional — 4.8%
Capital One Financial Corp.	61,326	5,756,059
Comerica, Inc.	14,387	1,025,505
Fifth Third Bancorp	155,600	4,269,664
Huntington Bancshares, Inc.	42,795	605,121
KeyCorp#	51,718	970,747
PNC Financial Services Group, Inc.	78,821	10,028,396
SunTrust Banks, Inc.	46,114	2,743,322
US Bancorp	241,162	13,263,910

		38,662,724

Beverages - Non-alcoholic — 2.7%
Dr Pepper Snapple Group, Inc.	15,893	1,485,042
Monster Beverage Corp.†	16,188	670,831

Security Description	Shares	Value (Note 2)

Beverages - Non-alcoholic (continued)
PepsiCo, Inc.	174,856	$19,300,605

		21,456,478

Building Products - Air & Heating — 0.4%
Johnson Controls International PLC	76,651	3,214,743

Building Products - Cement — 0.2%
Martin Marietta Materials, Inc.	1,296	279,871
Vulcan Materials Co.	8,500	1,025,185

		1,305,056

Building Products - Wood — 0.1%
Masco Corp.	12,078	407,995

Cable/Satellite TV — 1.4%
Comcast Corp., Class A	297,426	11,129,681

Chemicals - Diversified — 0.3%
Eastman Chemical Co.	19,559	1,569,610
LyondellBasell Industries NV, Class A	7,556	689,409

		2,259,019

Chemicals - Specialty — 0.0%
International Flavors & Fragrances, Inc.#	451	56,691

Commercial Services — 0.7%
Cintas Corp.#	7,876	929,447
Ecolab, Inc.	29,042	3,600,336
Nielsen Holdings PLC	22,844	1,013,360

		5,543,143

Commercial Services - Finance — 1.2%
Automatic Data Processing, Inc.#	44,099	4,525,439
H&R Block, Inc.#	2,355	48,419
PayPal Holdings, Inc.†	77,368	3,249,456
S&P Global, Inc.	17,393	2,251,872

		10,075,186

Computer Aided Design — 0.1%
Autodesk, Inc.†#	4,946	426,840

Computer Services — 2.4%
Accenture PLC, Class A#	39,908	4,888,730
Cognizant Technology Solutions Corp., Class A†	24,122	1,429,711
Hewlett Packard Enterprise Co.	80,682	1,841,163
International Business Machines Corp.#	63,003	11,329,200

		19,488,804

Computers — 0.2%
HP, Inc.	106,712	1,853,587

Computers - Memory Devices — 0.3%
NetApp, Inc.	7,026	293,897
Seagate Technology PLC#	19,573	943,223
Western Digital Corp.	11,717	900,803

		2,137,923

Consumer Products - Misc. — 0.5%
Kimberly-Clark Corp.	33,770	4,476,213

Containers - Paper/Plastic — 0.1%
Sealed Air Corp.	7,872	365,891
WestRock Co.	9,939	533,923

		899,814

Cosmetics & Toiletries — 3.2%
Colgate-Palmolive Co.	108,412	7,911,908
Procter & Gamble Co.	201,049	18,309,532

		26,221,440

82

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	5,489	$527,493

Data Processing/Management — 0.5%
Fidelity National Information Services, Inc.	22,615	1,860,536
Fiserv, Inc.†	16,641	1,920,372
Paychex, Inc.#	4,220	259,192

		4,040,100

Dental Supplies & Equipment — 0.2%
DENTSPLY SIRONA, Inc.	25,202	1,600,831

Diagnostic Equipment — 2.4%
Abbott Laboratories	184,383	8,311,986
Danaher Corp.	75,896	6,492,903
Thermo Fisher Scientific, Inc.	29,715	4,685,461

		19,490,350

Distribution/Wholesale — 0.1%
Fastenal Co.#	15,084	754,652

Diversified Manufacturing Operations — 1.2%
Eaton Corp. PLC	41,717	3,002,790
Illinois Tool Works, Inc.	34,689	4,579,295
Parker-Hannifin Corp.	7,312	1,132,190
Pentair PLC#	14,110	819,226

		9,533,501

Diversified Operations — 0.3%
Leucadia National Corp.#	83,380	2,219,576

E-Commerce/Products — 0.2%
eBay, Inc.†	44,453	1,506,957

E-Commerce/Services — 0.5%
Expedia, Inc.#	2,780	330,931
Priceline Group, Inc.†#	2,304	3,972,396

		4,303,327

Electric Products - Misc. — 0.5%
Emerson Electric Co.	64,491	3,875,909

Electric - Distribution — 0.6%
PPL Corp.	138,095	5,092,944

Electric - Integrated — 1.1%
CMS Energy Corp.	58,662	2,611,632
Eversource Energy#	62,210	3,649,239
WEC Energy Group, Inc.	45,949	2,769,346

		9,030,217

Electronic Components - Misc. — 0.4%
Corning, Inc.	75,556	2,086,101
Garmin, Ltd.	15,409	795,259

		2,881,360

Electronic Components - Semiconductors — 3.2%
Broadcom, Ltd.	19,562	4,126,213
Intel Corp.	298,411	10,802,478
Microchip Technology, Inc.#	7,483	542,667
Micron Technology, Inc.†#	39,222	919,364
NVIDIA Corp.	23,771	2,412,281
Qorvo, Inc.†#	3,633	240,141
Skyworks Solutions, Inc.#	4,213	399,434
Texas Instruments, Inc.	86,464	6,624,872

		26,067,450

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	9,019	671,645

Electronic Forms — 0.5%
Adobe Systems, Inc.†	31,442	3,720,846

Security Description	Shares	Value (Note 2)

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	10,958	$562,146
Fortive Corp.	37,948	2,187,702

		2,749,848

Engines - Internal Combustion — 0.2%
Cummins, Inc.	10,180	1,511,628

Enterprise Software/Service — 1.3%
CA, Inc.	12,277	396,179
Oracle Corp.	239,851	10,215,254

		10,611,433

Entertainment Software — 0.2%
Activision Blizzard, Inc.	18,813	849,031
Electronic Arts, Inc.†	10,628	919,322

		1,768,353

Finance - Consumer Loans — 0.2%
Synchrony Financial	40,161	1,455,435

Finance - Credit Card — 3.2%
American Express Co.	57,742	4,622,824
Discover Financial Services	32,069	2,281,389
MasterCard, Inc., Class A	69,605	7,688,568
Visa, Inc., Class A#	130,424	11,469,487

		26,062,268

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.#	62,836	2,539,203

Finance - Other Services — 0.6%
CME Group, Inc.#	24,376	2,960,709
Intercontinental Exchange, Inc.	33,070	1,889,289

		4,849,998

Food - Confectionery — 0.1%
J.M. Smucker Co.	4,413	625,454

Food - Misc./Diversified — 1.3%
Campbell Soup Co.#	19,737	1,171,391
General Mills, Inc.	81,087	4,895,222
Kraft Heinz Co.	47,217	4,320,828

		10,387,441

Food - Retail — 0.4%
Kroger Co.	102,481	3,258,896

Gas-Distribution — 0.5%
CenterPoint Energy, Inc.	107,674	2,941,654
NiSource, Inc.	36,845	880,964

		3,822,618

Home Decoration Products — 0.3%
Newell Brands, Inc.#	46,592	2,284,406

Hotels/Motels — 0.4%
Marriott International, Inc., Class A	24,363	2,119,337
Wyndham Worldwide Corp.	12,248	1,019,524

		3,138,861

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	11,351	1,715,136

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	25,402	3,568,219

Insurance Brokers — 0.3%
Aon PLC#	4,393	508,051
Marsh & McLennan Cos., Inc.	16,907	1,242,326
Willis Towers Watson PLC	2,553	327,882

		2,078,259

83

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Life/Health — 1.3%
Aflac, Inc.	35,412	$2,562,058
Lincoln National Corp.	8,769	615,233
Principal Financial Group, Inc.#	11,542	721,837
Prudential Financial, Inc.	59,207	6,544,742

		10,443,870

Insurance - Multi-line — 1.9%
Allstate Corp.	37,523	3,082,889
Chubb, Ltd.	57,899	7,999,905
Cincinnati Financial Corp.#	6,024	439,511
Hartford Financial Services Group, Inc.	20,221	988,605
Loews Corp.	55,265	2,596,350

		15,107,260

Insurance - Property/Casualty — 0.3%
Travelers Cos., Inc.	20,300	2,481,472

Insurance - Reinsurance — 2.3%
Berkshire Hathaway, Inc., Class B†	107,368	18,405,022

Internet Content - Entertainment — 2.0%
Facebook, Inc., Class A†	98,706	13,378,611
Netflix, Inc.†	16,809	2,389,063

		15,767,674

Investment Management/Advisor Services — 1.0%
Ameriprise Financial, Inc.	12,211	1,605,747
BlackRock, Inc.	11,861	4,595,663
Franklin Resources, Inc.	20,511	882,793
Invesco, Ltd.	13,676	440,230
T. Rowe Price Group, Inc.	7,505	534,431

		8,058,864

Machinery - Construction & Mining — 0.6%
Caterpillar, Inc.	52,057	5,031,830

Machinery - Farming — 0.4%
Deere & Co.#	30,086	3,294,116

Machinery - General Industrial — 0.0%
Roper Technologies, Inc.#	1,163	243,300

Medical Information Systems — 0.1%
Cerner Corp.†#	16,416	903,537

Medical Instruments — 0.2%
Edwards Lifesciences Corp.†	15,364	1,444,831

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	7,191	1,022,992
Quest Diagnostics, Inc.#	5,800	565,152

		1,588,144

Medical Products — 1.5%
Becton Dickinson and Co.	38,867	7,114,605
Stryker Corp.#	39,963	5,137,643

		12,252,248

Medical-Biomedical/Gene — 3.9%
Alexion Pharmaceuticals, Inc.†	16,295	2,138,719
Amgen, Inc.	56,037	9,892,212
Biogen, Inc.†	12,242	3,533,041
Celgene Corp.†	53,531	6,611,614
Gilead Sciences, Inc.	76,845	5,416,035
Illumina, Inc.†#	6,349	1,062,823
Regeneron Pharmaceuticals, Inc.†	4,165	1,555,627
Vertex Pharmaceuticals, Inc.†	14,151	1,282,364

		31,492,435

Security Description	Shares	Value (Note 2)

Medical - Drugs — 1.6%
AbbVie, Inc.	153,802	$9,511,116
Zoetis, Inc.	62,084	3,309,698

		12,820,814

Medical - Generic Drugs — 0.2%
Mylan NV†	28,444	1,190,381
Perrigo Co. PLC#	8,279	619,021

		1,809,402

Medical - HMO — 1.7%
Humana, Inc.	9,726	2,054,618
UnitedHealth Group, Inc.	70,785	11,706,423

		13,761,041

Medical - Hospitals — 0.2%
HCA Holdings, Inc.†	19,984	1,743,404

Medical - Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.#	17,803	1,629,153
Cardinal Health, Inc.#	31,658	2,576,011
McKesson Corp.	13,419	2,014,594

		6,219,758

Multimedia — 1.8%
Twenty-First Century Fox, Inc., Class A	50,956	1,524,604
Twenty-First Century Fox, Inc., Class B	49,618	1,456,288
Viacom, Inc., Class B	17,767	771,976
Walt Disney Co.	100,359	11,048,522

		14,801,390

Networking Products — 1.3%
Cisco Systems, Inc.	305,307	10,435,393

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	42,928	2,659,390

Office Automation & Equipment — 0.1%
Xerox Corp.	69,111	514,186

Oil Companies - Exploration & Production — 2.7%
Anadarko Petroleum Corp.	35,536	2,297,403
Apache Corp.#	24,537	1,290,401
Cabot Oil & Gas Corp.#	16,625	364,088
Devon Energy Corp.	34,331	1,488,592
EOG Resources, Inc.	30,897	2,996,700
EQT Corp.	7,872	471,454
Hess Corp.#	47,123	2,424,007
Marathon Oil Corp.#	165,552	2,648,832
Noble Energy, Inc.	20,412	743,201
Occidental Petroleum Corp.	86,573	5,674,860
Pioneer Natural Resources Co.#	6,458	1,200,994

		21,600,532

Oil Companies - Integrated — 0.1%
Murphy Oil Corp.#	34,888	986,981

Oil Field Machinery & Equipment — 0.3%
National Oilwell Varco, Inc.#	51,004	2,061,582

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	12,202	605,219
Phillips 66	16,995	1,328,839
Valero Energy Corp.	5,183	352,185

		2,286,243

Oil-Field Services — 1.2%
Baker Hughes, Inc.	31,181	1,879,591
Schlumberger, Ltd.	94,538	7,597,073

		9,476,664

84

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Paper & Related Products — 0.3%
International Paper Co.	41,685	$2,196,799

Pharmacy Services — 0.4%
Express Scripts Holding Co.†#	42,087	2,973,446

Pipelines — 1.0%
Enbridge, Inc.	111,636	4,671,958
Kinder Morgan, Inc.#	109,565	2,334,830
ONEOK, Inc.#	25,861	1,397,787

		8,404,575

Real Estate Investment Trusts — 5.3%
American Tower Corp.	59,738	6,857,325
AvalonBay Communities, Inc.	8,787	1,614,875
Boston Properties, Inc.	4,161	578,504
Crown Castle International Corp.#	46,061	4,308,085
Digital Realty Trust, Inc.#	5,391	582,228
Equinix, Inc.#	4,741	1,782,948
Equity Residential	15,787	995,686
Essex Property Trust, Inc.#	799	187,525
GGP, Inc.	35,364	879,149
HCP, Inc.	63,567	2,084,362
Host Hotels & Resorts, Inc.#	83,156	1,495,976
Prologis, Inc.#	35,578	1,816,257
Public Storage	11,458	2,606,237
Realty Income Corp.#	11,177	684,927
Simon Property Group, Inc.	35,226	6,495,674
Ventas, Inc.#	39,584	2,574,939
Vornado Realty Trust	12,768	1,402,820
Welltower, Inc.	31,049	2,185,229
Weyerhaeuser Co.#	106,431	3,588,853

		42,721,599

Retail - Apparel/Shoe — 0.6%
Coach, Inc.#	24,099	917,931
L Brands, Inc.	26,870	1,413,900
Ross Stores, Inc.	35,761	2,452,489

		4,784,320

Retail - Auto Parts — 0.2%
O’Reilly Automotive, Inc.†#	5,028	1,366,158

Retail - Automobile — 0.0%
CarMax, Inc.†	3,681	237,572

Retail - Building Products — 0.6%
Lowe’s Cos., Inc.	62,390	4,639,944

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.#	7,266	320,649

Retail - Discount — 0.4%
Dollar General Corp.	23,493	1,715,459
Dollar Tree, Inc.†	16,210	1,242,983

		2,958,442

Retail - Drug Store — 0.6%
Walgreens Boots Alliance, Inc.	58,672	5,068,087

Retail - Jewelry — 0.0%
Tiffany & Co.#	1,850	169,959

Retail - Major Department Stores — 0.8%
TJX Cos., Inc.	87,621	6,873,867

Retail - Office Supplies — 0.0%
Staples, Inc.	30,753	276,469

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	2,547	696,426

Security Description	Shares	Value (Note 2)

Retail - Regional Department Stores — 0.2%
Kohl’s Corp.#	19,822	$844,813
Macy’s, Inc.#	23,549	782,298

		1,627,111

Retail - Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†#	725	303,587
Darden Restaurants, Inc.#	6,709	501,028
Starbucks Corp.	113,005	6,426,594
Yum! Brands, Inc.	37,577	2,454,530

		9,685,739

Semiconductor Components - Integrated Circuits — 1.0%
Analog Devices, Inc.	29,212	2,393,339
QUALCOMM, Inc.	100,398	5,670,479

		8,063,818

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	64,853	2,348,976
KLA-Tencor Corp.	17,343	1,562,951

		3,911,927

Steel - Producers — 0.1%
Nucor Corp.	16,480	1,031,154

Telecom Services — 0.1%
Level 3 Communications, Inc.†	10,841	620,647

Telephone - Integrated — 0.4%
CenturyLink, Inc.#	101,001	2,450,284
Frontier Communications Corp.#	223,976	656,250

		3,106,534

Television — 0.2%
CBS Corp., Class B	19,927	1,313,588

Textile - Home Furnishings — 0.1%
Mohawk Industries, Inc.†	5,332	1,206,951

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	10,046	1,277,349

Toys — 0.0%
Mattel, Inc.#	13,206	339,790

Transport - Rail — 1.3%
CSX Corp.	52,381	2,543,622
Norfolk Southern Corp.	17,912	2,167,889
Union Pacific Corp.	53,201	5,742,516

		10,454,027

Transport - Services — 0.9%
United Parcel Service, Inc., Class B	68,007	7,192,420

Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	20,472	1,797,237

Water — 0.1%
American Water Works Co., Inc.	9,183	716,274

Web Portals/ISP — 3.4%
Alphabet, Inc., Class A†	16,446	13,895,719
Alphabet, Inc., Class C†	13,440	11,063,942
Yahoo!, Inc.†	49,585	2,264,051

		27,223,712

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	6,303	497,748

Total Long-Term Investment Securities
(cost $584,671,236)		783,778,486

85

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Registered Investment Companies — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(1)(2)	6,588,519	$6,588,519

U.S. Government Treasuries — 2.9%
United States Treasury Bills
0.43% due 03/02/2017	$5,000,000	4,999,935
0.44% due 03/09/2017	5,000,000	4,999,530
0.49% due 03/02/2017	5,000,000	4,999,935
0.49% due 03/16/2017#(3)	3,200,000	3,199,437
0.51% due 03/16/2017#	5,000,000	4,999,120

		23,197,957

Total Short-Term Investment Securities
(cost $29,786,191)		29,786,476

REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.03%, dated 02/28/2017, to be repurchased 03/01/2017 in the amount of $3,329,003 and collateralized by $3,385,000 of United States Treasury Notes, bearing interest at 0.88%, due 02/15/2047 and having an approximate value of $3,397,694 (cost $3,329,000)	3,329,000	3,329,000

TOTAL INVESTMENTS
(cost $617,786,427)(4)	101.4%	816,893,962
Liabilities in excess of other assets	(1.4)	(10,943,324)

NET ASSETS	100.0%	$805,950,638

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of February 28, 2017.
(2)	At February 28, 2017, the Fund had loaned securities with a total value of $91,539,741. This was secured by collateral of $6,588,519, which was received in cash and subsequently invested in short-term investments currently valued at $6,588,519 as reported in the Portfolio of Investments. Additional collateral of $87,701,993 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	2.50% to 4.50%	11/01/2027 to 09/01/2044	5,097,570
Federal National Mtg. Assoc.	2.00% to 4.25%	01/01/2032 to 02/25/2044	8,887,109
Government National Mtg. Assoc.	2.50% to 3.50%	11/20/2027 to 11/20/2046	20,449,888
United States Treasury Bills	0.00%	03/02/2017 to 12/07/2017	5,374,402
United States Treasury Notes/Bonds	zero coupon to 8.75%	04/15/2017 to 11/15/2046	47,893,024

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of February 28, 2017	Unrealized Appreciation (Depreciation)
204	Long	S&P 500 E-Mini Index	March 2017	$23,137,782	$24,100,560	$962,778

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$783,778,486	$—	$—	$783,778,486
Short-Term Investment Securities:
Registered Investment Companies	6,588,519	—	—	6,588,519
U.S. Government Treasuries	—	23,197,957	—	23,197,957
Repurchase Agreements	—	3,329,000	—	3,329,000

Total Investments at Value	$790,367,005	$26,526,957	$—	$816,893,962

Other Financial Instruments:+
Futures Contracts	$962,778	$—	$—	$962,778

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

86

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Industry Allocation*

Sovereign	8.5%
Federal National Mtg. Assoc.	8.1
Federal Home Loan Mtg. Corp.	7.0
Diversified Banking Institutions	4.8
Time Deposits	4.2
Registered Investment Companies	3.7
Oil Companies — Exploration & Production	3.2
Cable/Satellite TV	3.1
Banks — Commercial	3.1
Pipelines	3.0
Government National Mtg. Assoc.	2.4
Diversified Financial Services	2.3
Electric — Integrated	1.9
Telephone — Integrated	1.6
Medical — Hospitals	1.6
Oil Companies — Integrated	1.4
Auto — Cars/Light Trucks	1.4
Cellular Telecom	1.2
Real Estate Investment Trusts	1.1
Satellite Telecom	1.1
Paper & Related Products	1.0
Casino Hotels	1.0
Computers	1.0
United States Treasury Bonds	0.9
Gambling (Non-Hotel)	0.8
Computer Services	0.8
Finance — Leasing Companies	0.8
Finance — Auto Loans	0.7
Finance — Consumer Loans	0.7
Banks — Super Regional	0.7
Chemicals — Diversified	0.7
Building — Residential/Commercial	0.7
Cruise Lines	0.7
Printing — Commercial	0.6
Metal — Copper	0.6
Oil — Field Services	0.6
Savings & Loans/Thrifts	0.6
Brewery	0.6
Food — Retail	0.6
Insurance — Multi-line	0.6
Computers — Memory Devices	0.6
Metal Processors & Fabrication	0.5
Insurance — Life/Health	0.5
Coal	0.5
Airlines	0.5
Aerospace/Defense — Equipment	0.5
Real Estate Management/Services	0.5
Independent Power Producers	0.5
Steel — Producers	0.5
Rental Auto/Equipment	0.5
Diversified Manufacturing Operations	0.4
Oil Refining & Marketing	0.4
United States Treasury Notes	0.4
Hazardous Waste Disposal	0.4
Enterprise Software/Service	0.4
Retail — Appliances	0.4
Internet Content — Entertainment	0.4
Containers — Metal/Glass	0.4
Investment Management/Advisor Services	0.4
SupraNational Banks	0.4
Energy — Alternate Sources	0.3
Applications Software	0.3
Metal — Diversified	0.3
Internet Connectivity Services	0.3
Banks — Money Center	0.3
Computers — Integrated Systems	0.3
Finance — Credit Card	0.3
Financial Guarantee Insurance	0.3
Marine Services	0.3

Food — Wholesale/Distribution	0.3
Broadcast Services/Program	0.3
Medical — HMO	0.3
Security Services	0.3
Building & Construction — Misc.	0.3
Finance — Mortgage Loan/Banker	0.3
Chemicals — Specialty	0.3
Medical — Biomedical/Gene	0.3
Multimedia	0.3
Containers — Paper/Plastic	0.3
Insurance — Mutual	0.3
Telecom Services	0.3
Batteries/Battery Systems	0.3
Finance — Other Services	0.3
Food — Dairy Products	0.3
Insurance — Reinsurance	0.3
Machinery — General Industrial	0.3
Metal — Aluminum	0.2
Networking Products	0.2
Electronic Components — Semiconductors	0.2
Sovereign Agency	0.2
Building Products — Wood	0.2
Airport Development/Maintenance	0.2
Telecommunication Equipment	0.2
Auto — Heavy Duty Trucks	0.2
Hotels/Motels	0.2
Office Automation & Equipment	0.2
Metal — Iron	0.2
Medical — Drugs	0.2
Agricultural Chemicals	0.2
Food — Flour & Grain	0.2
Wire & Cable Products	0.2
Retail — Restaurants	0.2
Electric — Generation	0.2
Home Furnishings	0.2
Soap & Cleaning Preparation	0.2
Machinery — Construction & Mining	0.2
Banks — Special Purpose	0.2
Semiconductor Equipment	0.2
Travel Services	0.2
Oil Field Machinery & Equipment	0.2
Chemicals — Plastics	0.2
Finance — Commercial	0.2
Electric — Distribution	0.1
E-Commerce/Services	0.1
Radio	0.1
Building & Construction Products — Misc.	0.1
Food — Misc./Diversified	0.1
Tools — Hand Held	0.1
Aerospace/Defense	0.1
Firearms & Ammunition	0.1
Distribution/Wholesale	0.1
Retail — Drug Store	0.1
Industrial Gases	0.1
Semiconductor Components — Integrated Circuits	0.1
Banks — Fiduciary	0.1
Beverages — Non-alcoholic	0.1
Medical Labs & Testing Services	0.1
Cosmetics & Toiletries	0.1
Building Products — Cement	0.1
Television	0.1
Petrochemicals	0.1
Advertising Agencies	0.1
Food — Meat Products	0.1
Oil & Gas Drilling	0.1
Beverages — Wine/Spirits	0.1
Building Products — Air & Heating	0.1
Retail — Discount	0.1
Machinery — Farming	0.1

87

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Industry Allocation* (continued)

Medical — Generic Drugs	0.1%
Commercial Services	0.1
Transport — Equipment & Leasing	0.1
Pharmacy Services	0.1
E-Commerce/Products	0.1
Transport — Marine	0.1
Federal Home Loan Bank	0.1
Data Processing/Management	0.1

104.9%

Credit Quality†#

Aaa	22.5%
Aa	3.1
A	9.4
Baa	14.8
Ba	13.7
B	22.7
Caa	7.8
Not Rated@	6.0

100.0%

*	Calculated as a percentage of net assets.
†	Source Standard & Poor’s
#	Calculated as a percentage of total debt issues, excluding short-term securities
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

88

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited)

Security Description	Principal Amount(14)	Value (Note 2)

ASSET BACKED SECURITIES — 2.0%
Diversified Financial Services — 2.0%
American Express Credit Account Master Trust FRS Series 2014-1, Class A 1.14% due 12/15/2021	$84,000	$84,316
AmeriCredit Automobile Receivables Trust Series 2016-4, ClassA3 1.53% due 07/08/2021	496,000	493,325
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	60,000	60,613
Avis Budget Rental Car Funding AESOP LLC Series 2013-1A, Class A 1.92% due 09/20/2019*	450,000	449,947
Capital One Multi-Asset Execution Trust Series 2016-A4, Class A4 1.33% due 06/15/2022	350,000	346,404
Carmax Auto Owner Trust Series 2016-3, Class A4 1.60% due 01/18/2022	500,000	490,975
CarMax Auto Owner Trust Series 2016-4, ClassA4 1.60% due 06/15/2022	332,000	327,204
CD Commercial Mtg. Trust Series 2016-CD2, Class A2 3.04% due 11/10/2049(1)	2,500,000	2,561,974
CGGS Commercial Mtg. Trust Series 2016-RNDA, Class AFX 2.76% due 02/10/2033*(1)	500,000	503,370
Chase Issuance Trust Series 2016-A2, Class A 1.37% due 06/15/2021	300,000	297,797
Chase Mtg. Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)	974,408	974,683
Citibank Credit Card Issuance Trust Series 2014-A6, Class A6 2.15% due 07/15/2021	541,000	545,936
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	142,000	146,153
Citigroup Commercial Mtg. Trust Series 2016-SMPL, Class A 2.23% due 09/10/2031*(1)	584,000	573,648
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(1)	226,000	229,531
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(1)	164,037	166,750
Commercial Mtg. Trust VRS Series 2015-CR22, Class XA 1.01% due 03/10/2048(1)(9)	3,156,301	170,752
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(1)	80,000	81,431
Commercial Mtg. Trust Series 2015-CR24, Class A2 3.02% due 08/10/2048(1)	41,875	42,861
Commercial Mtg. Trust Series 2016-787S, Class A 3.55% due 02/10/2036*(1)	100,000	102,601
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	1,447,000	1,481,817
CSAIL Commercial Mortgage Trust Series 2015-C1, Class A2 2.97% due 04/15/2050(1)	25,000	25,545

Security Description	Principal Amount(14)	Value (Note 2)

Diversified Financial Services (continued)
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	$950,000	$1,004,593
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	129,000	129,453
Ford Credit Auto Owner Trust* Series 2015-2, Class A 2.44% due 01/15/2027	120,000	120,991
GS Mtg. Securities Corp. II Series GC30, Class A2 2.73% due 05/10/2050(1)	46,875	47,641
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	75,000	76,568
Honda Auto Receivables 2016-2 Owner Trust Series 2016-2, Class A4 1.62% due 08/15/2022	168,000	166,957
Hudson Yards 2016-10HY Mortgage Trust Series 2016-10HY, Class A 2.84% due 08/10/2038*(1)	2,280,000	2,209,935
JPMDB Commercial Mtg Securities Trust Series 2016-C2, Class A2 2.66% due 06/15/2049(1)	833,000	843,216
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	649,000	637,088
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	192,000	193,349
Synchrony Credit Card Master Note Trust Series 2016-1, Class A 2.04% due 03/15/2022	100,000	100,437
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	99,557
Taco Bell Funding LLC Series 2016-1A, Class A2I 3.83% due 05/25/2046*	165,170	165,756
Toyota Auto Receivables Owner Trust Series 2016-A, Class A4 1.47% due 09/15/2021	200,000	198,586

Total Asset Backed Securities
(cost $16,373,103)		16,151,760

U.S. CORPORATE BONDS & NOTES — 45.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	286,000	296,161
Omnicom Group, Inc. Company Guar. Notes 3.60% due 04/15/2026	391,000	392,301

		688,462

Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 3.65% due 03/01/2047	361,000	349,232

Aerospace/Defense - Equipment — 0.5%
Harris Corp. Senior Notes 4.85% due 04/27/2035	468,000	505,049
L-3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	307,000	311,203

89

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense - Equipment (continued)
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	$1,218,000	$1,248,450
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	580,000	552,450
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	1,701,000	1,607,445

		4,224,597

Agricultural Chemicals — 0.2%
CF Industries, Inc. Senior Sec. Notes 3.40% due 12/01/2021*	135,000	135,449
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	686,000	702,751
Mosaic Co. Senior Notes 4.88% due 11/15/2041	385,000	361,383
Mosaic Co. Senior Notes 5.45% due 11/15/2033	257,000	267,929

		1,467,512

Airlines — 0.5%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	1,127,000	1,160,810
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 02/15/2029	589,000	596,362
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2018(4)(15)	57,228	57,434
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,085,072	1,108,130
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	1,065,255	1,113,192

		4,035,928

Appliances — 0.0%
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	266,000	268,095

Applications Software — 0.3%
Microsoft Corp. Senior Notes 2.88% due 02/06/2024	308,000	310,120
Microsoft Corp. Senior Notes 3.30% due 02/06/2027	500,000	510,041
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	162,000	155,023
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	178,000	168,420

Security Description	Principal Amount(14)	Value (Note 2)

Applications Software (continued)
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	$517,000	$535,996
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026*	1,165,000	1,189,756

		2,869,356

Auto - Cars/Light Trucks — 1.0%
American Honda Finance Corp. Senior Notes 1.20% due 07/12/2019	583,000	575,717
American Honda Finance Corp. Senior Notes 2.00% due 02/14/2020#	504,000	504,973
BMW US Capital LLC Company Guar. Notes 1.50% due 04/11/2019*	420,000	417,975
Daimler Finance North America LLC Company Guar. Notes 1.50% due 07/05/2019*	641,000	633,421
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	303,000	295,387
Daimler Finance North America LLC Company Guar. Notes 2.30% due 01/06/2020*	357,000	358,058
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	844,000	846,161
Ford Motor Co. Senior Notes 4.35% due 12/08/2026#	460,000	473,049
Ford Motor Co. Senior Notes 5.29% due 12/08/2046#	348,000	359,798
Ford Motor Credit Co. LLC Senior Notes 2.02% due 05/03/2019	658,000	654,781
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	656,000	645,388
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	965,000	968,648
Toyota Motor Credit Corp. Senior Notes 1.70% due 01/09/2019	1,002,000	1,004,549
Toyota Motor Credit Corp. Senior Notes 2.00% due 10/24/2018	321,000	323,484

		8,061,389

Auto - Heavy Duty Trucks — 0.2%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,675,000	1,756,656

Banks - Commercial — 0.7%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	949,000	948,652
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	268,000	267,485
Discover Bank Senior Notes 3.45% due 07/27/2026	368,000	360,598

90

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Fifth Third Bank Senior Notes 1.63% due 09/27/2019		$299,000	$295,799
Fifth Third Bank Senior Notes 2.30% due 03/15/2019		236,000	237,916
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020		1,173,000	1,200,726
First Republic Bank Sub. Notes 4.63% due 02/13/2047		256,000	258,847
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019		674,000	682,087
Regions Financial Corp. Senior Notes 3.20% due 02/08/2021		172,000	175,367
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		799,000	997,549

			5,425,026

Banks - Fiduciary — 0.1%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*		842,000	866,046

Banks - Super Regional — 0.6%
JPMorgan Chase Bank NA Senior Notes 1.65% due 09/23/2019		842,000	839,590
Wells Fargo & Co. Senior Notes 1.50% due 09/12/2022	EUR	800,000	890,338
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026		1,234,000	1,184,952
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023#		833,000	836,922
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026		76,000	77,761
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027		410,000	426,824
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046		69,000	67,904
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046		357,000	372,421
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045		78,000	82,770

			4,779,482

Batteries/Battery Systems — 0.3%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*		2,028,000	2,063,490

Brewery — 0.4%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 1.90% due 02/01/2019		315,000	316,038

Security Description	Principal Amount(14)	Value (Note 2)

Brewery (continued)
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	$589,000	$595,573
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	258,000	263,679
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	621,000	667,847
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	166,000	182,214
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	1,313,000	1,313,683

		3,339,034

Broadcast Services/Program — 0.3%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	2,424,000	2,448,240

Building & Construction Products - Misc. — 0.1%
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,104,000	1,126,080

Building & Construction - Misc. — 0.3%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	2,446,000	2,360,390

Building Products - Air & Heating — 0.1%
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	520,000	513,412

Building Products - Cement — 0.1%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*#	400,000	415,500

Building Products - Wood — 0.2%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	1,240,000	1,267,900
Masco Corp. Senior Notes 4.45% due 04/01/2025	630,000	655,861

		1,923,761

Building - Residential/Commercial — 0.4%
Lennar Corp. Company Guar. Notes 4.13% due 01/15/2022	1,762,000	1,784,025
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,050,000	1,178,625

		2,962,650

Cable/Satellite TV — 1.5%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	1,577,000	1,667,835
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	1,131,000	1,181,895

91

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Cablevision Systems Corp. Senior Notes 5.88% due 09/15/2022#		$1,695,000	$1,737,375
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.58% due 07/23/2020		310,000	318,841
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025		2,314,000	2,437,575
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035		582,000	664,995
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045		166,000	192,672
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036		303,000	271,110
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046		159,000	137,819
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*		1,070,000	1,100,763
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026		2,365,000	2,767,050

			12,477,930

Casino Hotels — 1.0%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022#		2,217,000	2,399,902
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*		3,092,000	3,109,377
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*		1,013,000	1,005,403
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*		1,824,000	1,947,120

			8,461,802

Cellular Telecom — 1.1%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021		5,441,000	5,930,690
T-Mobile USA, Inc. Company Guar. Notes 6.54% due 04/28/2020		2,891,000	2,970,502

			8,901,192

Chemicals - Diversified — 0.5%
Eastman Chemical Co. Senior Notes 1.50% due 05/26/2023	EUR	360,000	397,177
Eastman Chemical Co. Senior Notes 1.88% due 11/23/2026	EUR	690,000	754,136

Security Description	Principal Amount(14)		Value (Note 2)

Chemicals - Diversified (continued)
Eastman Chemical Co. Senior Notes 4.65% due 10/15/2044		$271,000	$277,554
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020		1,938,000	1,802,340
Hexion, Inc. Senior Sec. Notes 10.38% due 02/01/2022*#		237,000	244,110
Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026*		366,000	359,611

			3,834,928

Chemicals - Plastics — 0.2%
A. Schulman, Inc. Company Guar. Notes 6.88% due 06/01/2023*		1,219,000	1,286,045

Chemicals - Specialty — 0.3%
HB Fuller Co. Senior Notes 4.00% due 02/15/2027		222,000	223,298
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		255,000	330,226
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*		1,653,000	1,648,868

			2,202,392

Coal — 0.5%
Peabody Securities Finance Corp. Senior Sec. Notes 6.00% due 03/31/2022*		1,607,000	1,639,140
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020		2,824,000	2,880,480

			4,519,620

Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 3.75% due 03/15/2027		199,000	199,287

Commercial Services — 0.1%
Ecolab, Inc. Senior Notes 1.00% due 01/15/2024	EUR	480,000	515,834

Commercial Services - Finance — 0.0%
Automatic Data Processing, Inc. Senior Notes 2.25% due 09/15/2020		235,000	237,272

Computer Services — 0.8%
Harland Clarke Holdings Corp. Senior Notes 8.38% due 08/15/2022*		1,630,000	1,683,994
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*		2,594,000	2,503,210
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035#		849,000	901,247

92

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
Leidos Holdings, Inc. Company Guar. Notes 4.45% due 12/01/2020	$1,559,000	$1,621,578

		6,710,029

Computers — 1.0%
Apple, Inc. Senior Notes 2.45% due 08/04/2026#	343,000	325,190
Apple, Inc. Senior Notes 2.85% due 05/06/2021	485,000	497,398
Apple, Inc. Senior Notes 2.85% due 02/23/2023	464,000	467,575
Apple, Inc. Senior Notes 4.50% due 02/23/2036	183,000	198,830
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	4,841,000	5,323,043
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	520,000	656,181
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.35% due 07/15/2046*	345,000	449,895

		7,918,112

Computers - Integrated Systems — 0.3%
Diebold, Inc. Company Guar. Notes 8.50% due 04/15/2024	2,477,000	2,718,507

Computers - Memory Devices — 0.3%
Western Digital Corp. Company Guar. Notes 10.50% due 04/01/2024	1,763,000	2,062,710

Containers - Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	1,523,000	1,747,642
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	1,190,000	1,227,188

		2,974,830

Containers - Paper/Plastic — 0.3%
Amcor Finance USA, Inc. Company Guar. Notes 3.63% due 04/28/2026*	540,000	536,355
Brambles USA, Inc. Company Guar. Notes 4.13% due 10/23/2025*	194,000	199,275
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,354,000	1,414,930

		2,150,560

Cosmetics & Toiletries — 0.1%
Estee Lauder Cos., Inc. Senior Bonds 4.15% due 03/15/2047	214,000	216,768
Procter & Gamble Co. Senior Notes 1.70% due 11/03/2021	615,000	604,626

		821,394

Security Description	Principal Amount(14)		Value (Note 2)

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 08/15/2046		$231,000	$225,379
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025		199,000	217,963

			443,342

Distribution/Wholesale — 0.1%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023		747,000	748,172
WW Grainger, Inc. Senior Notes 3.75% due 05/15/2046		216,000	207,001

			955,173

Diversified Banking Institutions — 2.7%
Bank of America Corp. Senior Notes 2.50% due 07/27/2020	EUR	1,000,000	1,142,198
Bank of America Corp. FRS Senior Notes 3.12% due 01/20/2023		1,360,000	1,364,028
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025		253,000	253,940
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		445,000	448,168
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026		1,458,000	1,486,078
Bank of America Corp. Sub. Notes 5.50% due 11/22/2021	GBP	700,000	1,008,356
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		548,000	651,211
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025		39,000	46,963
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025		314,000	322,536
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		2,218,000	2,271,159
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		275,000	315,487
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	1,000,000	1,130,570
Goldman Sachs Group, Inc. Senior Notes 2.63% due 08/19/2020	EUR	625,000	716,839
Goldman Sachs Group, Inc. FRS Senior Notes 2.79% due 10/28/2027		422,000	433,287
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026		460,000	453,130
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023		569,000	584,002

93

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045		$173,000	$184,182
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045		54,000	57,550
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		751,000	916,989
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		483,000	602,747
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019		815,000	819,735
JPMorgan Chase & Co. Senior Notes 2.75% due 06/23/2020		247,000	251,355
JPMorgan Chase & Co. Sub. Notes 3.63% due 12/01/2027#		599,000	584,495
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026		631,000	646,550
JPMorgan Chase & Co. FRS Senior Notes 4.26% due 02/22/2048		466,000	469,928
Morgan Stanley Senior Notes 1.75% due 03/11/2024	EUR	900,000	997,395
Morgan Stanley Senior Notes 2.13% due 04/25/2018		781,000	785,482
Morgan Stanley Senior Notes 2.38% due 03/31/2021	EUR	800,000	917,126
Morgan Stanley Senior Notes 2.80% due 06/16/2020		293,000	297,251
Morgan Stanley Sub. Notes 4.10% due 05/22/2023		779,000	808,439
Morgan Stanley Senior Notes 4.38% due 01/22/2047		315,000	320,174
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		1,286,000	1,386,892

			22,674,242

Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*		571,000	573,754

Diversified Manufacturing Operations — 0.4%
General Electric Co. Senior Notes 2.70% due 10/09/2022		514,000	520,352
Illinois Tool Works, Inc. Senior Notes 2.65% due 11/15/2026		468,000	452,852
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043		691,000	833,647

Security Description	Principal Amount(14)	Value (Note 2)

Diversified Manufacturing Operations (continued)
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027*	$286,000	$288,146
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047*	225,000	227,938
Textron, Inc. Senior Notes 3.65% due 03/15/2027	353,000	352,896
Textron, Inc. Senior Notes 4.00% due 03/15/2026	416,000	425,320
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	402,000	403,757

		3,504,908

Electric - Distribution — 0.0%
Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045	182,000	188,249

Electric - Integrated — 1.2%
AES Corp. Senior Notes 5.50% due 03/15/2024#	1,966,000	2,005,320
Consolidated Edison Co. of New York, Inc. Senior Notes 4.30% due 12/01/2056	245,000	250,536
Dominion Resources, Inc. Junior Sub. Notes 2.96% due 07/01/2019	172,000	174,164
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	719,000	785,944
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	327,000	301,018
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	425,000	432,353
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	380,000	384,731
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	433,000	570,746
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	946,000	920,718
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Class B 9.13% due 06/30/2017	64,766	59,261
Mirant Mid Atlantic LLC Pass Through Trust Pass-Through Certs. Class C 10.06% due 12/30/2028	1,861,877	1,661,725
Pacific Gas & Electric Co. Senior Notes 4.00% due 12/01/2046	484,000	486,139
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	284,000	310,150

94

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Southern California Edison Co. 1st Mtg. Bonds 1.13% due 05/01/2017	$715,000	$715,165
Southern Co. Senior Notes 1.30% due 08/15/2017	614,000	613,955
Southern Power Co. Senior Notes 4.95% due 12/15/2046	268,000	271,125
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	147,000	151,292

		10,094,342

Electric - Transmission — 0.0%
AEP Transmission Co. LLC Senior Notes 4.00% due 12/01/2046*	140,000	142,023

Electronic Components - Misc. — 0.0%
Corning, Inc. Senior Notes 1.50% due 05/08/2018	313,000	312,662

Electronic Components - Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027*	840,000	845,847
Intel Corp. Senior Notes 1.35% due 12/15/2017	1,120,000	1,121,097

		1,966,944

Energy - Alternate Sources — 0.3%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	706,000	724,532
TerraForm Power Operating LLC Company Guar. Notes 6.38% due 02/01/2023*	1,844,000	1,908,540

		2,633,072

Enterprise Software/Service — 0.4%
Donnelley Financial Solutions, Inc. Senior Notes 8.25% due 10/15/2024*	1,867,000	1,937,013
Oracle Corp. Senior Notes 1.90% due 09/15/2021	583,000	572,768
Oracle Corp. Senior Notes 3.85% due 07/15/2036	756,000	751,339
Oracle Corp. Senior Notes 3.90% due 05/15/2035	138,000	137,751

		3,398,871

Finance - Auto Loans — 0.7%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025#	3,688,000	3,895,450
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	1,808,000	1,864,500

		5,759,950

Security Description	Principal Amount(14)	Value (Note 2)

Finance - Commercial — 0.2%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	$768,000	$746,880
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	513,000	521,977

		1,268,857

Finance - Consumer Loans — 0.7%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	2,385,000	2,444,625
Navient Corp. Senior Notes 5.63% due 08/01/2033	1,439,000	1,165,590
OneMain Financial Holdings LLC Company Guar. Notes 6.75% due 12/15/2019*	2,030,000	2,125,166

		5,735,381

Finance - Credit Card — 0.3%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	1,650,000	1,707,750
American Express Credit Corp. Senior Notes 1.70% due 10/30/2019#	415,000	412,089
American Express Credit Corp. Senior Notes 2.25% due 05/05/2021	589,000	584,901

		2,704,740

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	6,257
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)(15)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)(15)	143,000	14
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	368,000	374,242

		380,524

Finance - Leasing Companies — 0.1%
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	391,000	441,275

Finance - Mortgage Loan/Banker — 0.3%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*#	2,375,000	2,339,375

Finance - Other Services — 0.2%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	458,000	463,222
National Rural Utilities Cooperative Finance Corp. Senior Notes 0.95% due 04/24/2017	261,000	260,936
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.00% due 01/27/2020	524,000	522,231

95

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Other Services (continued)
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	$228,000	$227,138

		1,473,527

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,170,000	959,400

Food - Flour & Grain — 0.2%
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*#	1,650,000	1,680,937

Food - Meat Products — 0.0%
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	173,000	176,763

Food - Misc./Diversified — 0.1%
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	243,000	243,412
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	576,000	615,650

		859,062

Food - Retail — 0.3%
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 5.75% due 03/15/2025*	1,025,000	1,026,922
Albertsons Cos. LLC/Safeway, Inc. Senior Notes 6.63% due 06/15/2024*	1,395,000	1,478,700

		2,505,622

Food - Wholesale/Distribution — 0.3%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	2,514,000	2,482,575

Gambling (Non-Hotel) — 0.8%
Mohegan Tribal Gaming Authority Company Guar. Notes 7.88% due 10/15/2024*#	3,402,000	3,487,322
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	3,170,000	3,364,163
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/14/2014*†(4)(15)	272,905	3,520

		6,855,005

Gas - Distribution — 0.0%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	249,000	262,497

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	1,119,000	1,144,178

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 5.38% due 04/01/2036	164,000	186,990

Security Description	Principal Amount(14)		Value (Note 2)

Home Furnishings — 0.2%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026#		$1,651,000	$1,622,107

Hotels/Motels — 0.2%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024*		1,653,000	1,743,915

Independent Power Producers — 0.5%
Calpine Corp. Senior Notes 5.50% due 02/01/2024#		1,760,000	1,742,400
Dynegy, Inc. Company Guar. Notes 8.00% due 01/15/2025*#		2,355,000	2,237,250

			3,979,650

Industrial Gases — 0.1%
Airgas, Inc. Company Guar. Notes 3.05% due 08/01/2020		161,000	165,631
Praxair, Inc. Senior Notes 1.20% due 02/12/2024	EUR	700,000	775,190

			940,821

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 4.35% due 01/30/2047#		98,000	100,074

Insurance - Life/Health — 0.2%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046		305,000	292,593
Jackson National Life Global Funding Sec. Notes 3.05% due 04/29/2026*		540,000	525,671
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*		243,000	264,401
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*		634,000	634,177
Unum Group Senior Notes 5.75% due 08/15/2042		179,000	201,650

			1,918,492

Insurance - Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034		380,000	460,221
MetLife, Inc. Senior Notes 4.60% due 05/13/2046#		257,000	273,332
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*		760,000	767,203

			1,500,756

Insurance - Mutual — 0.3%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*		328,000	314,092

96

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Mutual (continued)
MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*		$946,000	$956,462
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022*		387,000	379,356
New York Life Global Funding Sec. Notes 2.10% due 01/02/2019*		490,000	493,779

			2,143,689

Insurance - Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 0.63% due 01/17/2023	EUR	430,000	460,602
Berkshire Hathaway, Inc. Senior Notes 1.15% due 08/15/2018		407,000	405,000

			865,602

Internet Connectivity Services — 0.3%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		1,075,000	1,118,000
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.38% due 05/15/2025		1,540,000	1,659,350

			2,777,350

Internet Content - Entertainment — 0.4%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025		2,761,000	2,985,331

Investment Management/Advisor Services — 0.3%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*		2,270,000	2,207,575

Machinery - Construction & Mining — 0.2%
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*		1,551,000	1,591,714

Machinery - Farming — 0.1%
John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022		602,000	606,825

Machinery - General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026		162,000	163,750
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026*		375,000	365,394

			529,144

Marine Services — 0.3%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019		2,543,000	2,536,642

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022		149,000	149,738

Security Description	Principal Amount(14)		Value (Note 2)

Medical Labs & Testing Services (continued)
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026		$304,000	$301,509
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*		426,000	412,041

			863,288

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021		337,000	345,134

Medical - Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 1.25% due 02/25/2022	EUR	675,000	742,404
Amgen, Inc. Senior Notes 2.00% due 02/25/2026	EUR	190,000	216,454
Amgen, Inc. Senior Notes 4.40% due 05/01/2045		211,000	206,904
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022		414,000	420,899
Celgene Corp. Senior Notes 3.63% due 05/15/2024		444,000	447,740
Gilead Sciences, Inc. Senior Notes 4.00% due 09/01/2036		163,000	157,072

			2,191,473

Medical - Drugs — 0.2%
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*		560,000	605,631
Johnson & Johnson Senior Notes 3.63% due 03/03/2037		715,000	713,184

			1,318,815

Medical - HMO — 0.3%
Centene Corp. Senior Notes 4.75% due 01/15/2025		1,190,000	1,224,213
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017		478,000	478,352
UnitedHealth Group, Inc. Senior Notes 2.13% due 03/15/2021		398,000	394,858
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022		289,000	300,423

			2,397,846

Medical - Hospitals — 1.6%
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022#		3,110,000	2,729,025
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026		1,639,000	1,731,194

97

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Hospitals (continued)
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	$2,632,000	$2,566,200
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019#	2,390,000	2,336,225
RegionalCare Hospital Partners Holdings, Inc. Senior Sec. Notes 8.25% due 05/01/2023*	1,845,000	1,983,375
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	1,970,000	1,994,625

		13,340,644

Metal Processors & Fabrication — 0.5%
Grinding Media, Inc./MC Grinding Media Canada, Inc. Senior Sec. Notes 7.38% due 12/15/2023*	1,499,000	1,603,930
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	1,280,000	1,316,800
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,218,000	1,291,080

		4,211,810

Metal - Aluminum — 0.2%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	1,917,000	2,012,850

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc. Company Guar. Bonds 5.75% due 03/01/2025*#	1,092,000	1,071,252

Mining — 0.0%
Renco Metals, Inc. Escrow Notes 11.50% due 07/01/2003†(4)(15)	75,000	2,250

Multimedia — 0.2%
Time Warner, Inc. Company Guar. Notes 3.80% due 02/15/2027	332,000	328,436
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	457,000	453,604
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	160,000	157,105
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	223,000	236,818
Walt Disney Co. Senior Notes 1.65% due 01/08/2019#	201,000	201,770

		1,377,733

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 1.40% due 02/28/2018	518,000	519,100
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	1,032,000	1,043,855

Security Description	Principal Amount(14)	Value (Note 2)

Networking Products (continued)
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	$443,000	$443,905

		2,006,860

Office Automation & Equipment — 0.2%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2025	1,645,000	1,668,655
Pitney Bowes, Inc. Senior Notes 3.38% due 10/01/2021	53,000	52,011

		1,720,666

Oil Companies - Exploration & Production — 2.6%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	745,000	902,588
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023#	1,600,000	1,620,000
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025*#	2,235,000	2,218,237
Concho Resources, Inc. Company Guar. Notes 4.38% due 01/15/2025	485,000	492,275
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	1,205,000	994,125
Denbury Resources, Inc. Sec. Notes 9.00% due 05/15/2021*	2,850,000	3,070,875
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 8.00% due 11/29/2024*	700,000	742,000
Hess Corp. Senior Notes 4.30% due 04/01/2027	293,000	293,085
Hess Corp. Senior Notes 5.60% due 02/15/2041#	566,000	580,613
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,589,000	1,521,467
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 10/01/2025*	86,000	85,355
Marathon Oil Corp. Senior Notes 5.20% due 06/01/2045	177,000	177,752
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	1,588,000	1,655,490
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024#	513,000	524,439
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	301,000	313,136
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	140,000	143,380
Rex Energy Corp. Sec. Notes 8.00% due 10/01/2020(18)	1,134,445	680,667

98

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
RSP Permian, Inc. Company Guar. Notes 5.25% due 01/15/2025*	$1,500,000	$1,537,500
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023#	955,000	916,800
SM Energy Co. Senior Notes 5.63% due 06/01/2025#	899,000	850,679
SM Energy Co. Senior Notes 6.50% due 01/01/2023	297,000	297,743
WPX Energy, Inc. Senior Notes 7.50% due 08/01/2020	1,850,000	1,993,375

		21,611,581

Oil Companies - Integrated — 0.2%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	597,000	597,032
Chevron Corp. Senior Notes 1.96% due 03/03/2020	329,000	329,328
Chevron Corp. Senior Bonds 1.99% due 03/03/2020	362,000	362,000
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	333,000	333,116

		1,621,476

Oil Field Machinery & Equipment — 0.2%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,399,000	1,405,995

Oil Refining & Marketing — 0.2%
PBF Holding Co. LLC/PBF Finance Corp. Senior Sec. Notes 7.00% due 11/15/2023#	2,020,000	2,030,100

Oil - Field Services — 0.5%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022#	2,708,000	2,349,190
SESI LLC Company Guar. Notes 7.13% due 12/15/2021#	1,396,000	1,434,390

		3,783,580

Paper & Related Products — 0.6%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	700,000	748,970
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*#	1,152,000	1,178,040
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*#	1,253,000	1,301,342
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	357,000	392,375
International Paper Co. Senior Notes 4.40% due 08/15/2047	199,000	192,128

Security Description	Principal Amount(14)	Value (Note 2)

Paper & Related Products (continued)
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	$1,247,000	$1,271,940

		5,084,795

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	215,000	208,931
Express Scripts Holding Co. Company Guar. Notes 4.80% due 07/15/2046#	308,000	299,875

		508,806

Pipelines — 2.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024*	1,279,000	1,298,185
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024*#	2,655,000	2,973,600
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	376,000	367,390
Columbia Pipeline Group, Inc. Company Guar. Notes 2.45% due 06/01/2018	115,000	115,627
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	186,000	180,710
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/2041	45,000	48,390
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	837,000	958,531
EnLink Midstream Partners LP Senior Notes 4.40% due 04/01/2024	178,000	181,057
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	382,000	400,487
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	463,000	441,380
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 02/15/2027#	239,000	246,015
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	150,000	155,420
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	2,287,000	2,281,282
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	933,000	944,662
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	1,407,000	1,477,350
Kinder Morgan Energy Partners LP Company Guar. Notes 3.45% due 02/15/2023	326,000	324,713

99

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP Company Guar. Notes 4.70% due 11/01/2042	$216,000	$202,999
Kinder Morgan Energy Partners LP Company Guar. Notes 5.63% due 09/01/2041	176,000	180,047
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*#	402,000	432,380
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	151,000	159,339
MPLX LP Senior Notes 4.13% due 03/01/2027	313,000	314,973
MPLX LP Senior Notes 5.20% due 03/01/2047	171,000	174,052
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	190,000	186,925
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	183,000	178,685
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	219,000	221,336
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	279,000	286,891
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,754,000	1,723,305
Spectra Energy Partners LP Senior Notes 3.38% due 10/15/2026	223,000	215,084
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,678,000	1,698,975
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 09/15/2024*	1,500,000	1,515,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	783,000	807,077
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	1,440,000	1,503,000
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	408,000	426,777

		22,621,644

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc. Senior Notes 3.35% due 03/01/2026	355,000	354,748

Printing - Commercial — 0.2%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022#	1,909,000	1,904,227

Security Description	Principal Amount(14)	Value (Note 2)

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	$1,113,000	$1,135,260

Real Estate Investment Trusts — 1.1%
American Tower Corp. Senior Notes 3.13% due 01/15/2027	479,000	447,413
American Tower Corp. Senior Notes 3.38% due 10/15/2026	258,000	246,665
Columbia Property Trust Operating Partnership LP Company Guar. Notes 3.65% due 08/15/2026	152,000	147,193
Corrections Corp. of America Company Guar. Notes 5.00% due 10/15/2022	587,000	598,740
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	1,825,000	1,875,188
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*#	999,000	1,007,741
Iron Mountain US Holdings, Inc. Company Guar. Notes 5.38% due 06/01/2026*	314,000	312,430
iStar, Inc. Senior Notes 6.50% due 07/01/2021	1,210,000	1,273,525
Realty Income Corp. Senior Notes 3.00% due 01/15/2027	137,000	130,274
Simon Property Group LP Senior Notes 4.25% due 11/30/2046	289,000	288,606
Starwood Property Trust, Inc. Senior Notes 5.00% due 12/15/2021*	2,811,000	2,919,926

		9,247,701

Real Estate Management/Services — 0.5%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,626,000	2,737,605
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	1,320,000	1,300,200

		4,037,805

Rental Auto/Equipment — 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*#	1,590,000	1,522,425
ERAC USA Finance LLC Company Guar. Notes 4.20% due 11/01/2046*	672,000	627,251
Hertz Corp. Company Guar. Notes 5.50% due 10/15/2024*#	1,971,000	1,778,827

		3,928,503

Retail - Appliances — 0.4%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022#	3,674,000	3,205,565

100

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Building Products — 0.0%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	$34,000	$33,908
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	219,000	195,572

		229,480

Retail - Discount — 0.1%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	618,000	615,417

Retail - Drug Store — 0.1%
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	282,395	296,906
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	180,184	204,269
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	385,682	445,596

		946,771

Retail - Restaurants — 0.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	1,600,000	1,572,000
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	67,000	71,129

		1,643,129

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007*†(4)(8)(15)(16)	25,000	0

Satellite Telecom — 0.2%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	1,514,000	1,678,647

Savings & Loans/Thrifts — 0.6%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	638,000	642,167
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	2,196,000	2,478,133
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	1,358,000	1,603,586

		4,723,886

Soap & Cleaning Preparation — 0.2%
Kronos Acquisition Holdings, Inc. Company Guar. Notes 9.00% due 08/15/2023*	1,560,000	1,593,150

Steel - Producers — 0.2%
AK Steel Corp. Senior Sec. Notes 7.50% due 07/15/2023	1,595,000	1,742,537

Security Description	Principal Amount(14)	Value (Note 2)

Telecom Services — 0.2%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	$1,430,000	$1,434,692

Telecommunication Equipment — 0.2%
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	1,771,000	1,802,896

Telephone - Integrated — 1.1%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	1,018,000	1,011,496
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	560,000	496,757
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	704,000	667,727
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	438,000	409,585
AT&T, Inc. Senior Notes 5.25% due 03/01/2037	343,000	353,863
AT&T, Inc. Senior Notes 5.80% due 02/15/2019	247,000	265,293
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	3,360,000	4,032,000
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	610,000	615,672
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	250,000	240,001
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	1,059,000	964,114
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	62,000	60,465

		9,116,973

Television — 0.1%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	515,000	560,063

Tools - Hand Held — 0.0%
Snap-on, Inc. Senior Notes 3.25% due 03/01/2027	215,000	217,840

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026	200,000	191,127
GATX Corp. Senior Notes 3.85% due 03/30/2027	323,000	322,742

		513,869

Transport - Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	203,000	200,096

101

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport - Rail (continued)
CSX Corp. Senior Notes 4.25% due 11/01/2066		$227,000	$208,902

			408,998

Transport - Services — 0.0%
FedEx Corp. Company Guar. Notes 4.40% due 01/15/2047		229,000	228,100

Travel Services — 0.2%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*		1,400,000	1,424,500

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*		213,000	216,989

Wire & Cable Products — 0.2%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022		1,707,000	1,672,860

Total U.S. Corporate Bonds & Notes
(cost $368,212,465)			378,203,913

FOREIGN CORPORATE BONDS & NOTES — 18.2%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 4.13% due 06/08/2022	GBP	350,000	491,927
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027		140,000	145,040

			636,967

Agricultural Chemicals — 0.0%
Potash Corp. of Saskatchewan, Inc. Senior Notes 4.00% due 12/15/2026		211,000	214,674

Airlines — 0.0%
Latam Airlines Group SA* Senior Notes 7.25% due 06/09/2020		300,000	316,500

Airport Development/Maintenance — 0.2%
Heathrow Funding, Ltd. Senior Sec. Notes 1.88% due 05/23/2024	EUR	1,300,000	1,481,709
Heathrow Funding, Ltd. Senior Sec. Notes 6.75% due 12/03/2028	GBP	225,000	386,545

			1,868,254

Appliances — 0.0%
Arcelik AS Senior Notes 5.00% due 04/03/2023		250,000	246,690

Auto - Cars/Light Trucks — 0.4%
Daimler AG Senior Notes 2.75% due 12/04/2020	GBP	475,000	627,838
FCE Bank PLC Senior Notes 1.53% due 11/09/2020	EUR	600,000	662,229

Security Description	Principal Amount(14)		Value (Note 2)

Auto - Cars/Light Trucks (continued)
FCE Bank PLC Senior Notes 1.62% due 05/11/2023	EUR	600,000	$659,791
RCI Banque SA Senior Notes 2.25% due 03/29/2021	EUR	800,000	904,407
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*		151,000	151,086

			3,005,351

Banks - Commercial — 2.4%
ADCB Finance Cayman, Ltd. Company Guar. Notes 4.50% due 03/06/2023		325,000	336,375
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019		360,000	356,782
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020		450,000	489,375
Banco Macro SA VRS Sub. Notes 6.75% due 11/04/2026*		330,000	331,617
Bangkok Bank PCL Senior Notes 3.88% due 09/27/2022		350,000	363,780
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		275,000	292,936
Bank of Montreal Senior Notes 2.10% due 12/12/2019		256,000	256,637
Barclays Bank PLC Sub. Notes 6.63% due 03/30/2022	EUR	800,000	1,056,990
BPCE SA VRS Sub. Notes 2.75% due 11/30/2027	EUR	1,000,000	1,084,518
BPCE SA Senior Notes 2.88% due 01/16/2024	EUR	600,000	725,117
Cooperatieve Rabobank UA Senior Notes 4.55% due 08/30/2029	GBP	250,000	387,801
Credit Suisse AG Senior Notes 1.70% due 04/27/2018		262,000	261,969
Credit Suisse AG Senior Notes 3.00% due 10/29/2021		395,000	399,358
Credit Suisse AG VRS Sub. Notes 5.75% due 09/18/2025	EUR	700,000	825,810
Danske Bank A/S VRS Sub. Notes 3.88% due 10/04/2023	EUR	625,000	699,827
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		798,000	801,222
Dexia Credit Local SA Government Guar. Notes 2.25% due 02/18/2020*		485,000	483,711
HBOS PLC Sub. Notes 5.37% due 06/30/2021	EUR	1,400,000	1,753,131

102

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
HSBC Bank PLC VRS Sub. Notes 5.00% due 03/20/2023	GBP	875,000	$1,124,953
ICICI Bank, Ltd. Senior Notes 5.75% due 11/16/2020		350,000	385,305
ING Bank NV VRS Sub. Notes 3.00% due 04/11/2028	EUR	700,000	779,615
Intesa Sanpaolo SpA Senior Notes 1.13% due 01/14/2020	EUR	900,000	969,005
Mizuho Bank, Ltd. Company Guar. Notes 2.15% due 10/20/2018*		314,000	314,667
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*		385,000	387,193
National Bank of Canada Bank Guar. Notes 2.10% due 12/14/2018		474,000	476,087
Shinhan Bank Sub. Bonds 3.88% due 03/24/2026*		200,000	201,472
Standard Chartered PLC Sub. Notes 3.13% due 11/19/2024	EUR	1,050,000	1,174,360
Sumitomo Mitsui Banking Corp. Company Guar. Notes 1.97% due 01/11/2019		1,309,000	1,308,512
Toronto-Dominion Bank Senior Notes 1.80% due 07/13/2021		583,000	568,985
Turkiye Is Bankasi AS Senior Notes 5.38% due 10/06/2021*		200,000	198,316
Union National Bank PJSC Senior Notes 2.75% due 10/05/2021		340,000	332,872
Westpac Banking Corp. VRS Sub. Notes 4.32% due 11/23/2031		292,000	294,804

			19,423,102

Banks - Money Center — 0.3%
ABN AMRO Bank NV Senior Notes 2.50% due 11/29/2023	EUR	475,000	571,088
ABN AMRO Bank NV Sub. Notes 7.13% due 07/06/2022	EUR	800,000	1,086,254
Lloyds Bank PLC Sub. Notes 9.63% due 04/06/2023	GBP	635,000	1,082,470

			2,739,812

Banks - Special Purpose — 0.2%
Development Bank of Kazakhstan Senior Notes 4.13% due 12/10/2022		425,000	420,422
Nederlandse Waterschapsbank NV Senior Notes 1.13% due 01/28/2019	EUR	1,000,000	1,090,075

			1,510,497

Security Description	Principal Amount(14)		Value (Note 2)

Beverages - Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		$856,000	$863,515

Beverages - Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017		657,000	675,332

Brewery — 0.2%
Anheuser-Busch InBev SA/NV Company Guar. Notes 2.75% due 03/17/2036	EUR	780,000	893,265
Anheuser-Busch InBev SA/NV/old Company Guar. Notes 2.75% due 03/17/2036	EUR	380,000	435,180

			1,328,445

Building Products - Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047		131,000	134,791

Building Products - Cement — 0.0%
St Marys Cement, Inc. Company Guar. Notes 5.75% due 01/28/2027*		350,000	355,250

Building Societies — 0.0%
Nationwide Building Society Sub. Notes 4.00% due 09/14/2026*		265,000	255,233

Building - Residential/Commercial — 0.3%
Mattamy Group Corp. Company Guar. Notes 6.50% due 11/15/2020*		1,650,000	1,695,375
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*		770,000	804,650

			2,500,025

Cable/Satellite TV — 1.6%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		3,080,000	3,307,150
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*#		3,040,000	3,237,600
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		4,767,000	4,939,804
Ziggo Secured Finance BV Senior Sec. Notes 5.50% due 01/15/2027*		1,625,000	1,645,312

			13,129,866

Cellular Telecom — 0.1%
Empresa Nacional de Telecomunicaciones SA Senior Notes 4.88% due 10/30/2024		350,000	362,013
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*		225,000	248,062
VimpelCom Holdings BV Company Guar. Notes 5.95% due 02/13/2023		200,000	210,202

			820,277

103

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Chemicals - Diversified — 0.2%
Israel Chemicals, Ltd. Senior Notes 4.50% due 12/02/2024*		$310,000	$310,468
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027		443,000	440,895
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		880,000	891,000

			1,642,363

Computers - Memory Devices — 0.3%
Seagate HDD Cayman Company Guar. Notes 4.25% due 03/01/2022*		425,000	420,366
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025		1,690,000	1,635,033

			2,055,399

Cruise Lines — 0.7%
NCL Corp., Ltd. Senior Notes 4.75% due 12/15/2021*		1,465,000	1,494,300
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022#		778,000	871,127
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027		1,110,000	1,368,075
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*		1,650,000	1,720,125

			5,453,627

Diversified Banking Institutions — 1.4%
Barclays PLC Senior Notes 4.95% due 01/10/2047		329,000	334,865
BNP Paribas SA Senior Notes 2.88% due 09/26/2023	EUR	875,000	1,049,475
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*#		671,000	666,779
Credit Agricole SA Sub. Notes 3.90% due 04/19/2021	EUR	750,000	902,011
Credit Agricole SA Senior Notes 4.13% due 01/10/2027*		485,000	479,883
Credit Agricole SA Senior Notes 5.50% due 12/17/2021	GBP	600,000	894,075
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*		997,000	1,000,601
HSBC Holdings PLC Senior Notes 2.65% due 01/05/2022		492,000	485,257
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025		224,000	227,286
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026		231,000	233,833

Security Description	Principal Amount(14)		Value (Note 2)

Diversified Banking Institutions (continued)
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025#		$652,000	$663,927
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021		586,000	592,315
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021		396,000	387,141
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		201,000	198,515
Royal Bank of Scotland PLC VRS Sub. Notes 10.50% due 03/16/2022	EUR	1,965,000	2,090,130
UBS AG VRS Sub. Notes 4.75% due 02/12/2026	EUR	1,400,000	1,626,557

			11,832,650

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035		1,484,000	1,589,492

Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044		234,000	243,086

E-Commerce/Products — 0.1%
Alibaba Group Holding, Ltd. Senior Notes 3.60% due 11/28/2024		500,000	506,181

Electric - Distribution — 0.0%
State Grid Overseas Investment 2014, Ltd.* Company Guar. Notes 4.13% due 05/07/2024		300,000	318,525

Electric - Generation — 0.1%
Abu Dhabi National Energy Co. PJSC Senior Notes 4.38% due 06/22/2026*#		200,000	205,313
Comision Federal de Electricidad Senior Notes 4.75% due 02/23/2027*		200,000	196,800
Electricite de France SA Senior Notes 2.35% due 10/13/2020*		553,000	550,259
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		54,000	54,570

			1,006,942

Electric - Integrated — 0.5%
Enel Finance International NV Company Guar. Notes 5.00% due 09/14/2022	EUR	900,000	1,184,317
Enel Finance International NV Company Guar. Notes 5.63% due 08/14/2024	GBP	225,000	341,205
GDF Suez Senior Notes 2.38% due 05/19/2026	EUR	1,400,000	1,660,020
Iberdrola International BV Company Guar. Notes 2.50% due 10/24/2022	EUR	800,000	940,249

			4,125,791

104

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Energy - Alternate Sources — 0.0%
Genneia SA Senior Notes 8.75% due 01/20/2022*		$325,000	$338,488

Finance - Leasing Companies — 0.7%
Aircastle, Ltd. Senior Notes 5.00% due 04/01/2023		2,785,000	2,934,694
Fly Leasing, Ltd. Senior Notes 6.38% due 10/15/2021		2,320,000	2,412,800

			5,347,494

Food - Meat Products — 0.1%
BRF SA Senior Notes 7.75% due 05/22/2018*(15)	BRL	1,000,000	305,850
Minerva Luxembourg SA Company Guar. Notes 6.50% due 09/20/2026*		200,000	198,500

			504,350

Food - Misc./Diversified — 0.0%
BRF GmbH Company Guar. Notes 4.35% due 09/29/2026*		200,000	190,500

Food - Retail — 0.3%
Casino Guichard-Perrachon SA Senior Notes 5.98% due 05/26/2021	EUR	1,400,000	1,747,351
Cencosud SA Company Guar. Notes 5.15% due 02/12/2025		300,000	314,371

			2,061,722

Gas - Distribution — 0.0%
Gas Natural Capital Markets SA Company Guar. Notes 5.13% due 11/02/2021	EUR	200,000	258,585

Gas - Transportation — 0.0%
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028		320,000	321,040

Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044		229,000	248,521

Hazardous Waste Disposal — 0.3%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*		2,215,000	2,314,675

Insurance - Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 4.50% due 03/16/2046*		258,000	262,524
Manulife Financial Corp. VRS Sub. Notes 4.06% due 02/24/2032#		501,000	503,942

			766,466

Insurance - Multi-line — 0.2%
Willow No 2 Ireland PLC for Zurich Insurance Co., Ltd. Senior Sec. Notes 3.38% due 06/27/2022	EUR	500,000	612,296

Security Description	Principal Amount(14)		Value (Note 2)

Insurance - Multi-line (continued)
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025		$264,000	$267,422
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045		465,000	465,481

			1,345,199

Investment Companies — 0.0%
Huarong Finance II Co., Ltd. Company Guar. Notes 3.25% due 06/03/2021		350,000	346,699

Investment Management/Advisor Services — 0.1%
China Cinda Finance 2015 I, Ltd. Company Guar. Notes 4.25% due 04/23/2025*		600,000	600,692

Machinery - General Industrial — 0.2%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*		1,244,000	1,299,980

Medical - Drugs — 0.0%
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023		403,000	382,473

Medical - Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020		522,000	531,715

Metal Processors & Fabrication — 0.0%
Elementia SAB de CV Company Guar. Notes 5.50% due 01/15/2025		325,000	319,313

Metal - Copper — 0.6%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*#		2,794,000	2,888,297
Hudbay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*		1,907,000	2,083,398

			4,971,695

Metal - Diversified — 0.3%
Glencore Canada Financial Corp. Company Guar. Notes 7.38% due 05/27/2020	GBP	400,000	581,710
Glencore Finance Europe SA Company Guar. Notes 3.75% due 04/01/2026	EUR	750,000	897,938
Glencore Finance Europe SA Company Guar. Notes 6.00% due 04/03/2022	GBP	700,000	1,009,716
Vedanta Resources PLC Senior Notes 6.38% due 07/30/2022*		330,000	338,085

			2,827,449

Metal - Iron — 0.1%
NLMK Group Senior Notes 4.50% due 06/15/2023		350,000	355,250
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026		264,000	291,390

			646,640

105

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling — 0.1%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*#	$1,472,000	$680,800

Oil Companies - Exploration & Production — 0.6%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	514,000	659,868
Empresa Nacional del Petroleo Senior Notes 3.75% due 08/05/2026*	400,000	389,704
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	2,375,000	2,107,812
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*#	1,190,000	1,163,225
Novatek OAO via Novatek Finance, Ltd. Senior Notes 6.60% due 02/03/2021	350,000	384,563
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 4.00% due 08/15/2026*	500,000	479,625

		5,184,797

Oil Companies - Integrated — 1.0%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	1,070,000	1,071,000
BP Capital Markets PLC Company Guar. Notes 1.68% due 05/03/2019	353,000	351,601
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	328,000	335,459
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	300,000	290,850
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	325,000	352,625
Lukoil International Finance BV Company Guar. Notes 4.56% due 04/24/2023	350,000	357,000
Lukoil International Finance BV Company Guar. Notes 4.75% due 11/02/2026*	330,000	333,135
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*	600,000	633,978
Petrobras Global Finance BV Company Guar. Notes 7.38% due 01/17/2027	330,000	345,180
Petrobras Global Finance BV Company Guar. Notes 8.75% due 05/23/2026#	320,000	363,040
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	108,000	92,880
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	1,189,000	1,177,110
Petronas Capital, Ltd. Company Guar. Notes 3.50% due 03/18/2025	500,000	511,790

Security Description	Principal Amount(14)		Value (Note 2)

Oil Companies - Integrated (continued)
Sasol Financing International PLC Company Guar. Notes 4.50% due 11/14/2022		$300,000	$303,900
Shell International Finance BV Company Guar. Notes 1.25% due 11/10/2017		386,000	386,137
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020		422,000	423,355
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020		446,000	447,585
Total Capital International SA Company Guar. Notes 2.25% due 06/09/2022	GBP	310,000	406,361

			8,182,986

Oil Refining & Marketing — 0.2%
Cosan Luxembourg SA Company Guar. Notes 7.00% due 01/20/2027*		310,000	325,128
Raizen Fuels Finance SA Company Guar. Notes 5.30% due 01/20/2027*		200,000	204,500
Reliance Industries, Ltd. Senior Notes 4.13% due 01/28/2025*#		500,000	510,747
Thai Oil PCL Senior Notes 3.63% due 01/23/2023*		200,000	202,823
Ultrapar International SA Company Guar. Notes 5.25% due 10/06/2026*		200,000	201,020

			1,444,218

Oil - Field Services — 0.1%
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*		1,143,000	1,177,290

Paper & Related Products — 0.4%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*		800,000	812,000
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		1,703,000	1,737,060
Fibria Overseas Finance, Ltd. Company Guar. Notes 5.25% due 05/12/2024#		250,000	256,250
Inversiones CMPC SA Notes 4.38% due 05/15/2023		250,000	254,474
Klabin Finance SA Company Guar. Notes 5.25% due 07/16/2024*		200,000	201,500
Suzano Austria GmbH Company Guar. Notes 5.75% due 07/14/2026*#		400,000	412,240

			3,673,524

Petrochemicals — 0.1%
Alpek SAB de CV Company Guar. Notes 5.38% due 08/08/2023*		350,000	365,750

106

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Petrochemicals (continued)
Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026*		$340,000	$339,166

			704,916

Pipelines — 0.2%
Enbridge, Inc. Senior Notes 5.50% due 12/01/2046		291,000	314,339
Southern Gas Corridor CJSC Government Guar. Notes 6.88% due 03/24/2026*		1,000,000	1,101,500

			1,415,839

Printing - Commercial — 0.4%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*		3,100,000	3,208,500

Real Estate Investment Trusts — 0.0%
Trust F/1401 Senior Notes 5.25% due 01/30/2026*		200,000	199,200

Retail - Major Department Stores — 0.0%
El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026*		200,000	187,250

Satellite Telecom — 0.9%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		4,630,000	3,808,175
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*		3,080,000	3,364,900

			7,173,075

Security Services — 0.3%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*		2,485,000	2,379,387

Semiconductor Components - Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.63% due 06/01/2023*		825,000	878,625

Semiconductor Equipment — 0.2%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		1,470,000	1,492,050

Sovereign Agency — 0.2%
European Stability Mechanism Senior Notes 0.88% due 10/15/2019	EUR	1,750,000	1,920,784

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 8.46% due 01/15/2015†*(4)(8)(15)(16)		560,000	0

Steel - Producers — 0.3%
ArcelorMittal Senior Notes 6.13% due 06/01/2025#		1,965,000	2,208,169

Security Description	Principal Amount(14)		Value (Note 2)

SupraNational Banks — 0.1%
North American Development Bank Senior Notes 2.30% due 10/10/2018		$561,000	$568,466

Telecom Services — 0.0%
Bharti Airtel International Netherlands BV Company Guar. Notes 5.35% due 05/20/2024		300,000	318,463

Telephone - Integrated — 0.3%
Deutsche Telekom International Finance BV Company Guar. Notes 2.49% due 09/19/2023*		496,000	474,713
Koninklijke KPN NV Senior Notes 5.75% due 09/17/2029	GBP	450,000	717,682
Oi SA Senior Notes 9.75% due 09/15/2016*†(8)(15)(16)	BRL	530,000	35,776
Ooredoo International Finance, Ltd. Company Guar. Notes 3.25% due 02/21/2023		330,000	327,971
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		581,000	642,731

			2,198,873

Transport - Marine — 0.1%
PT Pelabuhan Indonesia II* Senior Notes 4.25% due 05/05/2025		475,000	473,993

Transport - Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		283,000	341,820

Transport - Services — 0.0%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		250,000	244,996

Total Foreign Corporate Bonds & Notes
(cost $151,397,781)			150,680,354

FOREIGN GOVERNMENT OBLIGATIONS — 8.9%
Electric - Distribution — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		442,000	442,143

Sovereign — 8.5%
Dominican Republic Senior Bonds 5.88% due 04/18/2024		495,000	517,686
Dominican Republic Senior Bonds 5.95% due 01/25/2027*		1,700,000	1,751,000
Dominican Republic Senior Bonds 6.88% due 01/29/2026*		400,000	439,188
Dominican Republic Senior Bonds 8.63% due 04/20/2027		600,000	703,962
Federal Republic of Germany Bonds 0.00% due 08/15/2026	EUR	3,200,000	3,347,082

107

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	420,000	$615,260
Federal Republic of Germany Bonds 6.25% due 01/04/2030	EUR	1,370,000	2,522,495
Federative Republic of Brazil Senior Notes 6.00% due 04/07/2026		1,100,000	1,190,750
Government of Egypt Senior Notes 5.75% due 04/29/2020		850,000	879,002
Government of Egypt Senior Notes 6.13% due 01/31/2022*		750,000	779,063
Government of Egypt Senior Notes 6.88% due 04/30/2040		450,000	424,935
Government of Finland Senior Bonds 2.63% due 07/04/2042*	EUR	285,000	404,345
Government of Jamaica Senior Notes 6.75% due 04/28/2028		400,000	448,084
Government of Jamaica Senior Notes 8.00% due 03/15/2039		1,400,000	1,617,000
Government of Romania Senior Notes 6.13% due 01/22/2044		380,000	459,762
Government of Ukraine Senior Notes 7.75% due 09/01/2021		1,200,000	1,176,720
Government of Ukraine Senior Notes 7.75% due 09/01/2023		1,050,000	1,005,375
Kingdom of Bahrain Senior Notes 7.00% due 10/12/2028*		318,000	332,087
Kingdom of Belgium Senior Notes 3.75% due 06/22/2045	EUR	200,000	316,008
Kingdom of Belgium Bonds 5.00% due 03/28/2035*	EUR	560,000	967,905
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*		1,900,000	1,840,435
Kingdom of Morocco Senior Notes 5.50% due 12/11/2042		420,000	441,288
Lebanon Government International Bond Senior Notes 6.60% due 11/27/2026		850,000	849,371
Republic of Argentina Senior Notes 5.63% due 01/26/2022*		1,600,000	1,616,000
Republic of Argentina Senior Notes 7.63% due 04/22/2046*		600,000	604,200
Republic of Argentina Senior Notes 7.63% due 04/22/2046		330,000	332,310
Republic of Argentina Senior Notes 8.28% due 12/31/2033		771,121	823,172

Security Description	Principal Amount(14)	Value (Note 2)

Sovereign (continued)
Republic of Azerbaijan Senior Notes 4.75% due 03/18/2024	$ 800,000	$812,848
Republic of Chile Senior Notes 3.13% due 01/21/2026	800,000	812,400
Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045	700,000	696,101
Republic of Ecuador Senior Notes 9.65% due 12/13/2026*	1,650,000	1,780,680
Republic of El Salvador Senior Bonds 8.63% due 02/28/2029*	691,000	696,183
Republic of Ghana Senior Bonds 7.88% due 08/07/2023	1,790,000	1,736,873
Republic of Guatemala Senior Notes 5.75% due 06/06/2022	500,000	544,240
Republic of Indonesia Senior Notes 3.70% due 01/08/2022*	200,000	205,011
Republic of Indonesia Senior Notes 5.88% due 01/15/2024	200,000	227,144
Republic of Ivory Coast Senior Notes 5.38% due 07/23/2024	600,000	579,733
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028	300,000	297,765
Republic of Kenya Senior Notes 6.88% due 06/24/2024	1,650,000	1,623,204
Republic of Lebanon Senior Notes 4.00% due 12/31/2017	113,300	112,881
Republic of Lebanon Senior Notes 5.80% due 04/14/2020	780,000	786,349
Republic of Lebanon Senior Notes 6.60% due 11/27/2026	1,250,000	1,249,075
Republic of Lebanon Senior Notes 8.25% due 04/12/2021	340,000	373,319
Republic of Lithuania Senior Notes 6.63% due 02/01/2022	1,000,000	1,172,272
Republic of Lithuania Senior Notes 7.38% due 02/11/2020	1,275,000	1,448,976
Republic of Namibia Senior Notes 5.25% due 10/29/2025	1,200,000	1,220,700
Republic of Panama Senior Notes 3.75% due 03/16/2025	500,000	515,000
Republic of Panama Senior Notes 5.20% due 01/30/2020	750,000	811,875
Republic of Paraguay Senior Notes 6.10% due 08/11/2044	1,270,000	1,314,450

108

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Peru Senior Notes 4.13% due 08/25/2027#		$377,000	$407,631
Republic of Peru Senior Notes 6.55% due 03/14/2037		560,000	721,700
Republic of Poland Senior Notes 3.00% due 03/17/2023		1,250,000	1,250,000
Republic of Poland Senior Notes 5.00% due 03/23/2022		1,000,000	1,099,050
Republic of Serbia Senior Notes 7.25% due 09/28/2021		1,400,000	1,588,686
Republic of South Africa Senior Notes 5.88% due 09/16/2025		700,000	769,153
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*		550,000	572,130
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		780,000	811,384
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		700,000	728,124
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		800,000	832,142
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		1,500,000	1,602,196
Republic of Turkey Senior Notes 3.25% due 03/23/2023		2,130,000	1,937,448
Republic of Turkey Senior Notes 4.88% due 04/16/2043		1,090,000	913,780
Republic of Turkey Senior Notes 6.00% due 03/25/2027		800,000	819,061
Republic of Turkey Senior Notes 6.63% due 02/17/2045		400,000	417,360
Republic of Turkey Senior Notes 11.88% due 01/15/2030		450,000	688,023
Republic of Venezuela Senior Notes 8.25% due 10/13/2024		2,100,000	1,013,250
Republic of Venezuela Senior Notes 9.25% due 05/07/2028		1,600,000	775,200
Republic of Venezuela Senior Notes 9.38% due 01/13/2034		1,700,000	842,690
Russian Federation Senior Notes 5.88% due 09/16/2043		400,000	452,448
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	300,000	511,186
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	1,020,000	1,822,270

Security Description	Principal Amount(14)		Value (Note 2)

Sovereign (continued)
United Mexican States Senior Notes 3.60% due 01/30/2025		$1,100,000	$1,091,200
United Mexican States Senior Notes 4.13% due 01/21/2026#		400,000	409,060
United Mexican States Senior Notes 4.35% due 01/15/2047		1,271,000	1,135,639
United Mexican States Senior Bonds 4.75% due 03/08/2044		172,000	163,830
United Mexican States Senior Notes 6.05% due 01/11/2040		1,550,000	1,737,937

			70,534,142

SupraNational Banks — 0.3%
European Investment Bank Senior Notes 4.25% due 04/15/2019	EUR	1,750,000	2,042,577

Telephone - Integrated — 0.0%
Empresa de Telecomunicaciones de Bogota Senior Notes 7.00% due 01/17/2023*	COP	640,000,000	159,607

Total Foreign Government Obligations
(cost $74,117,827)			73,178,469

U.S. GOVERNMENT AGENCIES — 17.6%
Federal Home Loan Mtg. Corp. — 8.0%
2.50% due 05/01/2023		251,750	256,409
2.50% due 01/01/2028		277,764	281,831
2.50% due 04/01/2028		606,959	615,844
2.50% due 03/01/2031		363,702	365,005
2.50% due March 15 TBA		1,800,000	1,804,781
2.78% due 02/01/2037 FRS		37,218	38,698
3.00% due 11/01/2026		2,389,933	2,461,213
3.00% due 04/01/2043		515,406	514,945
3.00% due 08/01/2043		727,495	725,297
3.00% due 07/01/2045		4,746,709	4,715,691
3.00% due 05/01/2046		1,355,053	1,346,194
3.00% due 08/01/2046		1,933,840	1,921,196
3.00% due March 15 TBA		1,800,000	1,851,733
3.00% due March 30 TBA		11,759,000	11,670,156
3.21% due 11/01/2037 FRS		251,579	267,967
3.50% due 03/01/2042		346,580	357,220
3.50% due 04/01/2042		635,725	655,281
3.50% due 08/01/2042		626,447	645,820
3.50% due 09/01/2043		65,344	67,365
3.50% due 07/01/2045		6,519,926	6,699,941
3.50% due 08/01/2045		323,483	333,036
4.00% due 10/01/2043		34,995	36,826
4.00% due 12/01/2043		3,506,779	3,715,327
4.00% due 12/01/2046		433,637	458,960
4.00% due 07/01/2044		202,939	213,543
4.00% due 10/01/2045		169,357	178,172
4.00% due 11/01/2045		3,667,756	3,858,677
4.50% due 02/01/2020		11,634	11,969
4.50% due 08/01/2020		5,357	5,482
4.50% due 03/01/2023		27,396	28,032
4.50% due 03/01/2039		2,349,444	2,541,823
4.50% due 12/01/2039		21,381	23,054
4.50% due 07/01/2040		1,383,192	1,498,692
4.50% due 04/01/2044		432,692	464,786
4.50% due 07/01/2044		1,460,951	1,576,363

109

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
4.50% due 03/01/2046	$2,116,564	$2,275,016
5.00% due 05/01/2034	81,196	89,933
5.00% due 11/01/2043	66,864	73,530
5.50% due 06/01/2022	29,205	31,093
5.50% due 07/01/2035	23,977	26,972
6.00% due 03/01/2040	72,380	82,187
6.50% due 02/01/2036	13,042	15,208
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.03% due 09/15/2039(2)(9)(10)	251,951	36,697
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2015-DNA1, Class M2 2.62% due 10/25/2027 FRS(2)	450,000	458,464
Series 2014-DN1, Class M2 2.97% due 02/25/2024 FRS(2)	167,000	171,456
Series 2014-HQ2, Class M2 2.97% due 09/25/2024 FRS(2)	930,000	950,963
Series 2014-HQ3, Class M2 3.42% due 10/25/2024 FRS(2)	499,092	503,140
Series 2015-HQA1, Class M2 3.42% due 03/25/2028 FRS(2)	356,053	364,677
Series 2016-HQA1, Class M2 3.52% due 09/25/2028 FRS(2)	767,000	798,736

		58,085,401

Federal National Mtg. Assoc. — 8.1%
2.50% due 12/01/2026	971,435	985,117
2.50% due 09/01/2027	1,502,226	1,523,227
2.50% due 02/01/2031	467,285	468,944
2.50% due 05/01/2031	2,397,516	2,406,028
2.57% due 09/01/2035 FRS	185,696	195,364
2.77% due 10/01/2035 FRS	213,421	225,560
2.80% due 11/01/2036 FRS	100,249	106,459
2.89% due 05/01/2037 FRS	59,385	62,759
2.93% due 07/01/2039 FRS	167,140	176,993
3.00% due 04/01/2027	1,587,151	1,638,057
3.00% due 10/01/2027	290,742	299,481
3.00% due 12/01/2027	268,280	276,158
3.00% due 10/01/2030	471,045	484,877
3.00% due 03/01/2042	540,526	539,787
3.00% due 12/01/2042	204,050	203,603
3.00% due 05/01/2043	410,335	408,757
3.00% due 02/01/2045	262,440	260,968
3.00% due 06/01/2045	366,549	366,389
3.00% due 08/01/2045	2,719,208	2,703,957
3.00% due 09/01/2046	397,785	395,554
3.09% due 10/01/2040 FRS	61,709	65,284
3.16% due 08/01/2035 FRS	136,307	145,827
3.26% due 05/01/2040 FRS	217,661	230,108
3.27% due 10/01/2040 FRS	121,950	129,361
3.50% due 09/01/2026	285,737	298,634
3.50% due 08/01/2027	93,039	97,091
3.50% due 10/01/2028	295,639	310,065
3.50% due 07/01/2042	129,795	131,886
3.50% due 08/01/2042	737,564	756,154
3.50% due 09/01/2042	650,453	670,193
3.50% due 04/01/2045	2,593,621	2,665,317
3.50% due 07/01/2045	225,670	231,590
3.50% due 08/01/2045	496,479	510,195
3.50% due 10/01/2045	555,188	570,876
3.50% due 11/01/2045	531,456	545,396
3.50% due 12/01/2045	9,814,074	10,071,494
3.50% due 02/01/2046	1,301,362	1,335,496

Security Description	Principal Amount(14)	Value (Note 2)

Federal National Mtg. Assoc. (continued)
3.50% due 07/01/2046	$6,698,087	$6,892,792
3.50% March 15 TBA	3,039,000	3,169,183
4.00% due 11/01/2025	165,959	174,381
4.00% due 06/01/2039	360,191	383,472
4.00% due 12/01/2040	43,881	46,302
4.00% due 11/01/2041	372,072	392,311
4.00% due 01/01/2043	2,648,217	2,806,709
4.00% due 12/01/2043	341,251	362,310
4.00% due 10/01/2044	363,209	381,995
4.00% due 02/01/2045	4,286,106	4,537,327
4.00% due 02/01/2046	4,142,585	4,357,112
4.00% due 06/01/2046	907,194	954,175
4.50% due 06/01/2019	10,058	10,310
4.50% due 11/01/2040	81,344	87,807
4.50% due 05/01/2041	81,958	88,167
4.50% due 03/01/2042	362,849	391,079
4.50% due 08/01/2044	1,206,061	1,297,165
4.50% due 08/01/2045	5,524,411	6,017,644
5.00% due 01/01/2023	58,739	62,748
5.00% due 04/01/2023	39,747	42,466
5.00% due 03/01/2037	12,440	13,651
5.00% due 05/01/2040	263,468	290,348
5.00% due 06/01/2040	87,745	96,289
5.00% due 07/01/2040	29,611	32,514
5.00% due 02/01/2045	787,262	876,072
5.50% due 08/01/2037	321,505	359,367
5.50% due 06/01/2038	42,765	47,876
6.00% due 02/01/2032	3,445	3,898
6.00% due 10/01/2034	135	153
6.00% due 09/01/2038	85,368	96,646
6.00% due 11/01/2038	25,650	29,031
6.00% due 06/01/2040	21,337	24,165
6.50% due 11/01/2037	58,846	68,203
Federal National Mortgage Assoc. FRS Series 2014-C01, Class M1 2.37% due 01/25/2024(2)	307,293	309,982

		67,196,656

Government National Mtg. Assoc. — 2.4%
3.00% due 02/20/2045	284,476	288,302
3.00% due 05/20/2045	215,528	218,410
3.00% due 07/20/2045	65,223	66,091
3.00% due 11/20/2045	2,649,226	2,684,486
3.00% due 03/20/2046	516,143	523,013
3.00% due 04/20/2046	3,973,362	4,026,246
3.00% due March 30 TBA	281,000	284,337
3.50% due 03/20/2045	206,292	214,753
3.50% due 04/20/2045	304,625	317,120
3.50% due 07/20/2045	205,943	214,390
3.50% due 10/20/2045	5,578,505	5,807,313
3.50% due 05/20/2046	2,674,349	2,784,040
4.00% due 07/20/2045	1,269,028	1,344,132
4.00% due 10/20/2045	814,751	863,890

		19,636,523

Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	316,000	318,619

Total U.S. Government Agencies
(cost $147,642,050)		145,237,199

U.S. GOVERNMENT TREASURIES — 1.3%
United States Treasury Bonds — 0.9%
2.25% due 08/15/2046	6,500,000	5,559,021
2.50% due 02/15/2046	899,000	813,630

110

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(14)		Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
2.50% due 05/15/2046#		$120,000	$108,558
3.38% due 05/15/2044		40,000	43,056
4.50% due 02/15/2036#		599,000	765,527

			7,289,792

United States Treasury Notes — 0.4%
1.13% due 07/31/2021		1,527,000	1,481,130
1.38% due 01/31/2021		247,000	243,652
1.63% due 05/15/2026		1,408,000	1,321,870
2.13% due 12/31/2021		278,000	280,986
2.75% due 02/15/2024		140,000	145,113

			3,472,751

Total U.S. Government Treasuries
(cost $10,859,805)			10,762,543

LOANS(11)(12)(13) — 0.1%
E-Commerce/Services — 0.1%
RentPath LLC FRS 2nd Lien 10.00% due 12/17/2022 (cost $1,200,783)		1,243,597	1,168,981

COMMON STOCKS — 0.0%
Television — 0.0%
ION Media Networks, Inc. †(4)(15) (cost $3)		316	187,446

PREFERRED SECURITIES — 0.1%
Electric - Distribution — 0.0%
Entergy Louisiana LLC 4.70%		11,675	270,393

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%†		4,350	33,930

Telecom Services — 0.1%
Qwest Corp. 6.13%#		13,875	340,354

Total Preferred Securities
(cost $705,914)			644,677

PREFERRED SECURITIES/CAPITAL SECURITIES — 3.1%
Banks - Commercial — 0.0%
Standard Chartered PLC VRS 7.50% due 04/02/2022*#(3)		223,000	229,556

Banks - Super Regional — 0.1%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(3)		637,000	630,630
Wells Fargo Capital X 5.95% due 12/01/2086		220,000	234,850

			865,480

Diversified Banking Institutions — 0.7%
Citigroup, Inc. FRS Series P 5.95% due 05/15/2025(3)		1,913,000	1,994,302
Credit Agricole SA FRS 8.20% due 03/31/2018(3)	EUR	900,000	1,026,161
Deutsche Bank AG VRS 7.50% due 04/30/2025#(3)		1,400,000	1,307,250
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(3)		803,000	852,344

Security Description	Principal Amount(14)		Value (Note 2)

Diversified Banking Institutions (continued)
Royal Bank of Scotland Group PLC VRS 8.00% due 08/10/2025(3)		$245,000	$245,306
Societe Generale SA VRS 7.88% due 12/18/2023*#(3)		551,000	549,623

			5,974,986

Electric - Generation — 0.1%
Electricite de France SA VRS 4.13% due 01/22/2022(3)	EUR	600,000	632,461

Electric - Integrated — 0.2%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054		369,000	386,527
Engie SA VRS 3.88% due 07/10/2018(3)	EUR	600,000	660,271
Southern Co. FRS Series B 5.50% due 03/15/2057		382,000	398,172

			1,444,970

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00†(4)(15)		101,000	10

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		545,000	556,113

Financial Guarantee Insurance — 0.3%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*		3,095,000	2,630,750

Food - Dairy Products — 0.3%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,803,000	2,028,375

Gas - Distribution — 0.0%
Centrica PLC VRS 3.00% due 04/10/2076	EUR	225,000	241,838

Insurance - Life/Health — 0.2%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045#		181,000	189,145
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		1,535,000	1,652,888

			1,842,033

Insurance - Multi-line — 0.2%
MetLife, Inc. 6.40% due 12/15/2066		603,000	666,315
Zurich Finance UK PLC VRS 6.63% due 10/02/2022(3)	GBP	500,000	714,295

			1,380,610

Insurance - Reinsurance — 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG VRS 7.63% due 06/21/2028	GBP	850,000	1,137,586

Multimedia — 0.1%
Viacom, Inc. FRS 5.88% due 02/28/2057		532,000	541,756
Viacom, Inc. FRS 6.25% due 02/28/2057		240,000	242,768

			784,524

Oil Companies - Integrated — 0.2%
TOTAL SA VRS 2.63% due 02/26/2025(3)	EUR	650,000	661,065
TOTAL SA VRS 3.88% due 05/18/2022(3)	EUR	1,125,000	1,268,936

			1,930,001

111

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(14)		Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Pipelines — 0.1%
Transcanada Trust FRS 5.30% due 03/15/2077		$602,000	$608,020
TransCanada Trust FRS 5.63% due 05/20/2075		229,000	238,389

			846,409

Telephone - Integrated — 0.2%
Orange SA VRS 4.00% due 10/01/2021(3)	EUR	550,000	613,260
Telefonica Europe BV VRS 4.20% due 12/04/2019(3)	EUR	1,200,000	1,333,254

			1,946,514

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053#		726,000	$769,560

Total Preferred Securities/Capital Securities
(cost $24,410,994)			25,241,776

Total Long-Term Investment Securities
(cost $794,920,725)			801,457,118

SHORT-TERM INVESTMENT SECURITIES — 7.9%
Registered Investment Companies — 3.7%
State Street Navigator Securities Lending Government Money Market Portfolio 0.50%(5)(6)		31,177,315	31,177,315

Time Deposits — 4.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.07% due 03/01/2017		34,526,000	34,526,000

Total Short-Term Investment Securities
(cost $65,703,315)			65,703,315

TOTAL INVESTMENTS
(cost $860,624,040)(7)		104.9%	867,160,433
Liabilities in excess of other assets		(4.9)	(40,356,766)

NET ASSETS		100.0%	$826,803,667

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 28, 2017, the aggregate value of these securities was $221,405,148 representing 26.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(5)	At February 28, 2017, the Fund had loaned securities with a total value of $70,286,300. This was secured by collateral of $31,177,315, which was received in cash and subsequently invested in short-term investments currently value at $31,177,315 as reported in the Portfolio of Investments. Additional collateral of $40,381,016 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly is not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 28, 2017
Federal Home Loan Mtg. Corp.	1.50% to 9.25%	04/01/2018 to 02/01/2047	$204,316
Federal National Mtg. Assoc.	1.75% to 6.00%	11/01/2017 to 01/01/2047	150,673
Government National Mtg. Assoc.	1.21% to 8.50%	12/16/2024 to 02/20/2067	540,610
United States Treasury Bills	0.00%	05/04/2017 to 05/11/2017	80,514
United States Treasury Notes/Bonds	0.13% to 4.38%	04/15/2017 to 02/15/2045	39,404,903

(6)	The rate shown is a 7-day yield as of February 28, 2017.
(7)	See Note 5 for cost of investments on a tax basis.
(8)	Security in default of interest and principal at maturity.
(9)	Interest Only
(10)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 28, 2017.
(11)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(13)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(14)	Denominated in United States Dollars unless otherwise indicated.
(15)	Illiquid security. At February 28, 2017, the aggregate value of these securities was $592,311 representing 0.1% of net assets.
(16)	Company has filed for bankruptcy protection.
(17)	Security in default
(18)	“Step-Up” Security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.

BTL—Bank Term Loan

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

ULC—Unlimited Liability Corp.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 28, 2017 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

BRL—Brazilian Real

COP—Columbian Peso

EUR—Euro Currency

GBP—British Pound

112

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 28, 2017 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	21,724,500	USD	22,929,890	03/17/2017	$–	$(99,920)
	EUR	34,050,000	USD	36,015,094	04/12/2017	–	(126,062)
	GBP	11,075,000	USD	13,821,522	04/12/2017	64,942	–
	USD	354,742	EUR	334,000	03/17/2017	–	(674)
	USD	199,124	GBP	160,000	04/12/2017	–	(383)

Net Unrealized Appreciation/(Depreciation)						$64,942	$(227,039)

EUR—Euro Currency

GBP—British Pound

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2017 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$16,151,760	$—	$16,151,760
U.S. Corporate Bonds & Notes:
Airlines	—	3,978,494	57,434	4,035,928
Finance Investment Banker/Broker	—	380,499	25	380,524
Gambling (Non-Hotel)	—	6,851,485	3,520	6,855,005
Mining	—	—	2,250	2,250
Rubber/Plastic Products	—	—	0	0
Other Industries	—	366,930,206	—	366,930,206
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	150,680,354	—	150,680,354
Foreign Government Obligations	—	73,178,469	—	73,178,469
U.S. Government Agencies	—	145,237,199	—	145,237,199
U.S. Government Treasuries	—	10,762,543	—	10,762,543
Loans	—	1,168,981	—	1,168,981
Common Stocks	—	—	187,446	187,446
Preferred Securities	644,677	—	—	644,677
Preferred Securities/Capital Securities:
Finance Investment Banker/Broker	—	—	10	10
Other Industries	—	25,241,766	—	25,241,766
Short-Term Investment Securities:
Registered Investment Companies	31,177,315	—	—	31,177,315
Time Deposits	—	34,526,000	—	34,526,000

Total Investments at Value	$31,821,992	$835,087,756	$250,685	$867,160,433

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$64,942	$—	$64,942

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$227,039	$—	$227,039

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

113

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2017 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	GOVERNMENT MONEY MARKET II FUND#
ASSETS:
Investments at value (unaffiliated)*†	$–	$88,628,226	$–	$1,056,016,872	$141,004,524
Investments at value (affiliated)*	553,373,062		333,180,191	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	984,000

Total investments	553,373,062	88,628,226	333,180,191	1,056,016,872	141,988,524

Cash	11,123	776	35,274	72,219	24
Foreign cash*	–	–	–	–	–
Due from broker	–	–	–	–	–
Receivable for:
Fund shares sold	201,499	5,103	323,087	370,611	34,411
Dividends and interest	–	98,971	–	6,867,922	19,730
Investments sold	–	1,356,963	–	7,867,238	–
Investments sold on an extended settlement basis	–	–	–	–	–
Payments on swap contracts	–	–	–	–	–
Securities lending income	–	657	–	12,840	–
Prepaid expenses and other assets	16,252	11,800	12,096	33,261	21,876
Due from investment adviser for expense reimbursements/fee waivers	12,758	8,101	10,797	21,283	37,639
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–
Swap premiums paid	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–

TOTAL ASSETS	553,614,694	90,110,597	333,561,445	1,071,262,246	142,102,204

LIABILITIES:
Payable for:
Fund shares reacquired	27,543	6,422	6,663	34,317	91,854
Investments purchased	173,956	199,804	316,423	5,158,323	6,999,913
Investments purchased on an extended settlement basis	–	–	–	15,612,573	–
Investment advisory and management fees	42,167	36,701	25,427	340,338	25,822
Shareholder services	–	16,682	–	195,931	25,822
Administrative service fees	–	4,504	–	52,901	6,972
Transfer agent fees and expenses	252	503	252	503	189
Trustees’ fees and expenses	8,526	4,794	5,926	20,027	15,729
Other accrued expenses	64,675	33,705	41,860	111,099	27,323
Accrued foreign tax on capital gains	–	–	–	–	–
Collateral upon return of securities loaned	–	1,724,967	–	20,710,665	–
Due to broker	–	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL LIABILITIES	317,119	2,028,082	396,551	42,236,677	7,193,624

NET ASSETS	$553,297,575	$88,082,515	$333,164,894	$1,029,025,569	$134,908,580

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$501,952	$51,718	$275,116	$924,031	$1,348,802
Additional paid in capital	471,765,872	61,012,824	314,851,426	985,940,994	133,560,619
Accumulated undistributed net investment income (loss)	15,109,633	652,183	10,291,641	40,084,083	(5,309)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	39,739,131	8,448,751	1,692,246	(3,226,211)	4,468
Unrealized appreciation (depreciation) on investments	26,180,987	17,917,039	6,054,465	5,302,672	–
Unrealized appreciation (depreciation) on swap contracts, futures contracts and options contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$553,297,575	$88,082,515	$333,164,894	$1,029,025,569	134,908,580

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	50,195,238	5,171,813	27,511,612	92,403,075	134,880,200
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	11.02	17.03	12.11	11.14	1.00

* Cost
Investments (unaffiliated)	$–	$70,711,187	$–	$1,050,714,200	$141,004,524

Investments (affiliated)	$527,192,075	$–	$327,125,726	$–	$–

Foreign cash	$–	$–	$–	$–	$–

† Including securities on loan	$–	$8,837,846	$–	$64,149,003	$–

#	See Note 1

See Notes to Financial Statements

114

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2017 (unaudited) — (continued)

	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND
ASSETS:
Investments at value (unaffiliated)*†	$648,282,391	$581,370,371	$250,830,671	$121,577,283	$1,073,222,821
Investments at value (affiliated)*	–	–	–	–	–
Repurchase agreements (cost approximates value)	28,111,000	11,982,000	–	437,000	6,481,000

Total investments	676,393,391	593,352,371	250,830,671	122,014,283	1,079,703,821

Cash	560	837	94,587	260	74
Foreign cash*	108,366	210,478	–	–	28
Due from broker	–	–	–	–	–
Receivable for:
Fund shares sold	91,326	25,925	88,951	9,744	28,899
Dividends and interest	9,432,274	696,476	425,848	68,318	1,034,584
Investments sold	–	110,177	2,847,890	1,601,833	9,578,673
Investments sold on an extended settlement basis	–	–	–	–	–
Payments on swap contracts	112,171	–	–	–	–
Securities lending income	25,095	36,451	1,805	670	10,590
Prepaid expenses and other assets	23,555	38,957	26,550	14,584	47,754
Due from investment adviser for expense reimbursements/fee waivers	–	101,624	10,169	26,821	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–
Swap premiums paid	462,743	–	–	–	–
Unrealized appreciation on swap contracts	414,442	–	–	–	–

TOTAL ASSETS	687,063,923	594,573,296	254,326,471	123,736,513	1,090,404,423

LIABILITIES:
Payable for:
Fund shares reacquired	19,315	155,916	8,075	23,879	241,946
Investments purchased	2,495,633	782,085	3,087,443	252,260	6,641,229
Investments purchased on an extended settlement basis	–	–	–	–	–
Investment advisory and management fees	286,621	356,291	93,733	70,468	565,918
Shareholder services	118,950	108,944	46,866	23,112	205,859
Administrative service fees	32,116	29,415	12,654	6,240	55,582
Transfer agent fees and expenses	503	377	378	440	566
Trustees’ fees and expenses	9,613	29,780	10,454	8,975	31,413
Other accrued expenses	53,120	102,236	38,848	46,025	115,805
Accrued foreign tax on capital gains	–	60,242	–	–	–
Collateral upon return of securities loaned	56,735,310	24,704,492	2,848,330	1,904,300	8,584,834
Due to broker	414,605	–	–	–	–
Variation margin on futures contracts	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	27,498	–	–	–	–

TOTAL LIABILITIES	60,193,284	26,329,778	6,146,781	2,335,699	16,443,152

NET ASSETS	$626,870,639	$568,243,518	$248,179,690	$121,400,814	$1,073,961,271

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$795,236	$348,659	$118,368	$132,888	$475,103
Additional paid in capital	613,170,232	567,449,852	215,372,250	101,917,271	797,729,076
Accumulated undistributed net investment income (loss)	42,054,630	4,748,575	4,597,266	(69,175)	8,768,885
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(45,563,006)	(91,715,525)	(4,354,978)	2,990,057	93,925,744
Unrealized appreciation (depreciation) on investments	16,027,028	87,510,049	32,446,784	16,429,773	173,062,157
Unrealized appreciation (depreciation) on swap contracts, futures contracts and options contracts	414,442	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(27,923)	(37,871)	–	–	306
Accrued capital gains tax on unrealized appreciation (depreciation)	–	(60,221)	–	–	–

NET ASSETS	$626,870,639	$568,243,518	$248,179,690	$121,400,814	$1,073,961,271

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	79,523,567	34,865,941	11,836,841	13,288,807	47,510,342
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	7.88	16.30	20.97	9.14	22.60

* Cost
Investments (unaffiliated)	$632,255,363	$493,860,322	$218,383,887	$105,147,510	$900,160,664

Investments (affiliated)	$–	$–	$–	$–	$–

Foreign cash	$108,617	$210,141	$–	$–	$30

† Including securities on loan	$55,733,170	$40,181,890	$16,951,251	$15,452,992	$141,991,088

See Notes to Financial Statements

115

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 28, 2017 (unaudited) — (continued)

	MODERATE GROWTH LIFESTYLE FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
ASSETS:
Investments at value (unaffiliated)*†	$–	$125,381,393	$564,162,654	$813,564,962	$867,160,433
Investments at value (affiliated)*	878,141,394	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	14,450,000	3,329,000	–

Total investments	878,141,394	125,381,393	578,612,654	816,893,962	867,160,433

Cash	–	149	257	145	337,532
Foreign cash*	–	–	–	–	65,602
Due from broker	–	–	796,961	–	–
Receivable for:
Fund shares sold	40,734	24,349	52,498	134,936	301,367
Dividends and interest	–	45,304	354,101	1,316,254	10,033,659
Investments sold	317,106	86,648	1,911,257	–	11,772,357
Investments sold on an extended settlement basis	–	–	–	–	–
Payments on swap contracts	–	–	–	–	–
Securities lending income	–	27,238	66,395	9,283	20,436
Prepaid expenses and other assets	23,059	10,937	29,250	42,591	32,924
Due from investment adviser for expense reimbursements/fee waivers	21,341	6,784	25,920	27,302	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	64,942
Swap premiums paid	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–

TOTAL ASSETS	878,543,634	125,582,802	581,849,293	818,424,473	889,789,252

LIABILITIES:
Payable for:
Fund shares reacquired	357,840	15,574	22,548	384,980	19,778
Investments purchased	–	262,700	3,145,539	4,999,517	9,668,996
Investments purchased on an extended settlement basis	–	–	–	–	21,258,418
Investment advisory and management fees	67,200	69,953	285,106	152,693	318,422
Shareholder services	–	20,662	108,181	152,693	157,723
Administrative service fees	–	5,579	29,209	41,227	42,585
Transfer agent fees and expenses	252	503	440	251	692
Trustees’ fees and expenses	12,850	4,882	17,248	30,211	20,826
Other accrued expenses	64,232	41,507	76,664	67,644	93,791
Accrued foreign tax on capital gains	–	–	–	–	–
Collateral upon return of securities loaned	–	13,254,149	26,492,314	6,588,519	31,177,315
Due to broker	–	–	–	–	–
Variation margin on futures contracts	–	–	193,615	56,100	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	227,039

TOTAL LIABILITIES	502,374	13,675,509	30,370,864	12,473,835	62,985,585

NET ASSETS	$878,041,260	$111,907,293	$551,478,429	$805,950,638	$826,803,667

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$601,066	$70,779	$354,831	$384,433	$724,996
Additional paid in capital	773,284,589	86,077,663	407,141,728	533,694,503	801,768,369
Accumulated undistributed net investment income (loss)	25,217,119	(360,964)	8,554,942	17,131,993	40,694,751
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	40,927,309	6,335,973	35,944,258	54,669,396	(22,728,378)
Unrealized appreciation (depreciation) on investments	38,011,177	19,783,842	99,435,109	199,107,535	6,536,393
Unrealized appreciation (depreciation) on swap contracts, futures contracts and options contracts	–	–	47,561	962,778	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	(192,464)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$878,041,260	$111,907,293	$551,478,429	$805,950,638	$826,803,667

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	60,106,592	7,077,870	35,483,113	38,443,318	72,499,576
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	14.61	15.81	15.54	20.96	11.40

* Cost
Investments (unaffiliated)	$–	$105,597,551	$464,727,545	$614,457,427	$860,624,040

Investments (affiliated)	$840,130,217	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$65,947

† Including securities on loan	$–	$24,743,772	$83,527,843	$91,539,741	$70,286,300

See Notes to Financial Statements

116

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2017 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	GOVERNMENT MONEY MARKET II FUND#
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$548,387	$–	$55,334	$–
Dividends (affiliated)	5,206,828	–	1,877,284	–	–
Securities lending income	–	9,919	–	89,140	–
Interest (unaffiliated)	–	175	–	16,324,345	326,925

Total investment income*	5,206,828	558,481	1,877,284	16,468,819	326,925

EXPENSES:
Investment advisory and management fees	264,332	228,045	162,031	2,317,472	170,830
Administrative service fee	–	27,987	–	361,785	46,124
Shareholder services fee	–	103,657	–	1,339,944	170,830
Transfer agent fees and expenses	750	1,501	750	1,501	563
Custodian and accounting fees	5,951	9,172	5,951	44,560	6,730
Reports to shareholders	27,544	5,022	19,623	69,585	24,870
Audit and tax fees	12,599	14,189	12,599	20,085	20,059
Legal fees	16,833	8,464	12,986	29,192	46,134
Trustees’ fees and expenses	14,655	2,342	9,071	32,845	4,301
Interest expense	–	–	–	–	–
Other expenses	4,895	4,824	4,445	9,457	4,702

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	347,559	405,203	227,456	4,226,426	495,143

Fees waived and expenses reimbursed by investment adviser (Note 3)	(83,224)	(52,771)	(65,426)	(99,399)	(182,130)
Fees paid indirectly (Note 7)	–	(4,644)	–	–	–

Net expenses	264,335	347,788	162,030	4,127,027	313,013

Net investment income (loss)	4,942,493	210,693	1,715,254	12,341,792	13,912

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	–	2,872,049	–	669,213	834
Net realized gain (loss) on investments (affiliated)	(302,375)	–	(2,667,013)	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	12,729,142	–	3,378,005	–	–
Net realized gain (loss) on futures and swap contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	12,426,767	2,872,049	710,992	669,213	834

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	2,288,555	–	(31,312,846)	–
Change in unrealized appreciation (depreciation) on investments (affiliated)	13,368,110	–	5,544,885	–	–
Change in unrealized appreciation (depreciation) on futures and swap contracts	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	13,368,110	2,288,555	5,544,885	(31,312,846)	–

Net realized and unrealized gain (loss) on investments and foreign currencies	25,794,877	5,160,604	6,255,877	(30,643,633)	834

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,737,370	$5,371,297	$7,971,131	$(18,301,841)	$14,746

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$(3,170)	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

#	See Note 1

See Notes to Financial Statements

117

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2017 (unaudited) — (continued)

	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$216,593	$3,317,567	$2,469,976	$605,284	$7,519,532
Dividends (affiliated)	–	–	–	–	–
Securities lending income	162,021	177,812	6,749	4,928	38,127
Interest (unaffiliated)	18,288,137	8,024	5,982	75	–

Total investment income*	18,666,751	3,503,403	2,482,707	610,287	7,557,659

EXPENSES:
Investment advisory and management fees	1,831,255	2,310,396	581,017	444,136	3,501,614
Administrative service fee	204,966	190,756	78,437	39,241	343,031
Shareholder services fee	759,132	706,502	290,508	145,337	1,270,483
Transfer agent fees and expenses	1,501	1,126	1,126	1,313	1,689
Custodian and accounting fees	22,277	89,080	4,915	6,186	33,548
Reports to shareholders	29,905	36,992	11,995	6,530	49,702
Audit and tax fees	17,836	26,193	14,234	14,232	14,491
Legal fees	18,055	35,123	11,209	9,177	25,785
Trustees’ fees and expenses	15,107	17,341	6,012	3,495	26,806
Interest expense	–	667	1,135	9	–
Other expenses	7,176	10,682	6,250	5,066	13,865

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	2,907,210	3,424,858	1,006,838	674,722	5,281,014

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	(598,849)	(65,592)	(180,575)	–
Fees paid indirectly (Note 7)	–	–	(13,487)	(3,257)	(841)

Net expenses	2,907,210	2,826,009	927,759	490,890	5,280,173

Net investment income (loss)	15,759,541	677,394	1,554,948	119,397	2,277,486

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(36,892)	16,016,717	16,441,291	5,898,966	45,595,095
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–	–
Net realized gain (loss) on futures and swap contracts	1,273,700	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	622,533	(513,569)	134	–	(9,845)

Net realized gain (loss) on investments and foreign currencies	1,859,341	15,503,148	16,441,425	5,898,966	45,585,250

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	8,783,275	(6,307,770)	12,749,351	3,509,176	55,736,244
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures and swap contracts	(144,737)	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(123,768)	6,893	–	–	356
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	(33,216)	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	8,514,770	(6,334,093)	12,749,351	3,509,176	55,736,600

Net realized and unrealized gain (loss) on investments and foreign currencies	10,374,111	9,169,055	29,190,776	9,408,142	101,321,850

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,133,652	$9,846,449	$30,745,724	$9,527,539	$103,599,336

* Net of foreign withholding taxes on interest and dividends of	$–	$(300,987)	$998	$985	$18,606

** Net of foreign withholding taxes on capital gains of	$–	$1,933	$–	$–	$–

See Notes to Financial Statements

118

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 28, 2017 (unaudited) — (continued)

	MODERATE GROWTH LIFESTYLE FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$254,914	$5,792,427	$8,167,682	$101,993
Dividends (affiliated)	6,685,457	–	–	–	–
Securities lending income	–	109,028	417,207	61,631	102,757
Interest (unaffiliated)	–	195	1,107	32,772	16,880,576

Total investment income*	6,685,457	364,137	6,210,741	8,262,085	17,085,326

EXPENSES:
Investment advisory and management fees	422,405	426,630	1,770,781	951,123	2,069,002
Administrative service fee	–	33,924	181,314	256,803	276,878
Shareholder services fee	–	125,644	671,533	951,123	1,025,473
Transfer agent fees and expenses	750	1,501	1,313	750	2,065
Custodian and accounting fees	5,951	8,935	20,568	14,057	54,055
Reports to shareholders	48,925	4,646	24,108	45,111	47,661
Audit and tax fees	12,599	14,274	15,137	14,993	20,085
Legal fees	22,853	8,777	16,588	21,353	23,529
Trustees’ fees and expenses	23,233	2,699	13,938	20,893	22,526
Interest expense	–	–	–	–	–
Other expenses	7,521	5,182	10,074	11,441	8,649

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	544,237	632,212	2,725,354	2,287,647	3,549,923

Fees waived and expenses reimbursed by investment adviser (Note 3)	(121,832)	(49,220)	(173,527)	(157,130)	–
Fees paid indirectly (Note 7)	–	(1,552)	(10,582)	–	–

Net expenses	422,405	581,440	2,541,245	2,130,517	3,549,923

Net investment income (loss)	6,263,052	(217,303)	3,669,496	6,131,568	13,535,403

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	–	2,002,476	27,912,041	1,299,821	1,946,636
Net realized gain (loss) on investments (affiliated)	(6,021,308)	–	–	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	16,731,118	–	–	–	–
Net realized gain (loss) on futures and swap contracts	–	–	1,693,464	2,512,219	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	3,880,314

Net realized gain (loss) on investments and foreign currencies	10,709,810	2,002,476	29,605,505	3,812,040	5,826,950

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	9,398,610	40,126,541	57,676,521	(10,788,775)
Change in unrealized appreciation (depreciation) on investments (affiliated)	20,922,558	–	–	–	–
Change in unrealized appreciation (depreciation) on futures and swap contracts	–	–	(19,917)	(265,067)	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	237,139
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	20,922,558	9,398,610	40,106,624	57,411,454	(10,551,636)

Net realized and unrealized gain (loss) on investments and foreign currencies	31,632,368	11,401,086	69,712,129	61,223,494	(4,724,686)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,895,420	$11,183,783	$73,381,625	$67,355,062	$8,810,717

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$(1,177)	$–	$870

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

119

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND
	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,942,493	$9,089,582	$210,693	$440,586	$1,715,254	$8,058,767
Net realized gain (loss) on investments and foreign currencies	12,426,767	30,832,484	2,872,049	6,271,006	710,992	3,139,083
Net unrealized gain (loss) on investments and foreign currencies	13,368,110	(1,861,057)	2,288,555	(29,046)	5,544,885	8,283,408

Net increase (decrease) in net assets resulting from operations	30,737,370	38,061,009	5,371,297	6,682,546	7,971,131	19,481,258

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(10,738,936)	–	(312,016)	–	(8,954,028)
Net realized gain on securities	–	(36,862,555)	–	(7,803,191)	–	(13,000,997)

Total distributions to shareholders	–	(47,601,491)	–	(8,115,207)	–	(21,955,025)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(12,684,994)	35,895,629	(2,234,444)	4,417,592	(3,195,869)	5,066,395

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,052,376	26,355,147	3,136,853	2,984,931	4,775,262	2,592,628
NET ASSETS:
Beginning of period	535,245,199	508,890,052	84,945,662	81,960,731	328,389,632	325,797,004

End of period†	$553,297,575	$535,245,199	$88,082,515	$84,945,662	$333,164,894	$328,389,632

† Includes accumulated undistributed net investment income (loss) of	$15,109,633	$10,167,140	$652,183	$441,490	$10,291,641	$8,576,387

See Notes to Financial Statements

120

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	CORE BOND FUND		GOVERNMENT MONEY MARKET II FUND#		HIGH YIELD BOND FUND		INTERNATIONAL OPPORTUNITIES FUND
	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$12,341,792	$25,157,030	$13,912	$16,693	$15,759,541	$25,806,594	$677,394	$5,615,908
Net realized gain (loss) on investments and foreign currencies	669,213	757,680	834	4,513	1,859,341	(14,000,137)	15,503,148	20,354,596
Net unrealized gain (loss) on investments and foreign currencies	(31,312,846)	40,587,643	–	–	8,514,770	23,598,136	(6,334,093)	16,677,016

Net increase (decrease) in net assets resulting from operations	(18,301,841)	66,502,353	14,746	21,206	26,133,652	35,404,593	9,846,449	42,647,520

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(23,425,991)	(13,912)	(16,693)	–	(23,145,260)	–	(6,570,282)
Net realized gain on securities	–	(3,247,585)	–	–	–	–	–	–

Total distributions to shareholders	–	(26,673,576)	(13,912)	(16,693)	–	(23,145,260)	–	(6,570,282)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(155,587,571)	97,283,313	(6,382,977)	(18,619,160)	10,058,440	109,564,711	(37,658,078)	(36,323,383)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(173,889,412)	137,112,090	(6,382,143)	(18,614,647)	36,192,092	121,824,044	(27,811,629)	(246,145)
NET ASSETS:
Beginning of period	1,202,914,981	1,065,802,891	141,290,723	159,905,370	590,678,547	468,854,503	596,055,147	596,301,292

End of period†	$1,029,025,569	$1,202,914,981	$134,908,580	$141,290,723	$626,870,639	$590,678,547	$568,243,518	$596,055,147

† Includes accumulated undistributed net investment income (loss) of	$40,084,083	$27,742,291	$(5,309)	$(5,309)	$42,054,630	$26,295,089	$4,748,575	$4,071,181

#	See Note 1

See Notes to Financial Statements

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VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	LARGE CAP VALUE FUND		MID CAP GROWTH FUND		MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND
	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,554,948	$3,155,801	$119,397	$(355,744)	$2,277,486	$5,960,483	$6,263,052	$17,343,033
Net realized gain (loss) on investments and foreign currencies	16,441,425	7,721,758	5,898,966	(1,571,293)	45,585,250	53,912,204	10,709,810	35,180,140
Net unrealized gain (loss) on investments and foreign currencies	12,749,351	7,417,784	3,509,176	3,771,207	55,736,600	27,399,294	20,922,558	6,586,314

Net increase (decrease) in net assets resulting from operations	30,745,724	18,295,343	9,527,539	1,844,170	103,599,336	87,271,981	37,895,420	59,109,487

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(2,372,082)	–	–	–	(2,541,034)	–	(18,174,605)
Net realized gain on securities	–	–	–	(9,306,137)	–	(130,705,432)	–	(44,418,799)

Total distributions to shareholders	–	(2,372,082)	–	(9,306,137)	–	(133,246,466)	–	(62,593,404)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(13,410,218)	21,318,961	(8,900,268)	(26,055,482)	(27,214,250)	116,970,362	(6,828,064)	52,013,742

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,335,506	37,242,222	627,271	(33,517,449)	76,385,086	70,995,877	31,067,356	48,529,825
NET ASSETS:
Beginning of period	230,844,184	193,601,962	120,773,543	154,290,992	997,576,185	926,580,308	846,973,904	798,444,079

End of period†	$248,179,690	$230,844,184	$121,400,814	$120,773,543	$1,073,961,271	$997,576,185	$878,041,260	$846,973,904

† Includes accumulated undistributed net investment income (loss) of	$4,597,266	$3,042,318	$(69,175)	$(188,572)	$8,768,885	$6,491,399	$25,217,119	$18,954,067

See Notes to Financial Statements

122

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP GROWTH FUND		SMALL CAP VALUE FUND		SOCIALLY RESPONSIBLE FUND		STRATEGIC BOND FUND
	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(217,303)	$(206,361)	$3,669,496	$4,755,127	$6,131,568	$10,817,578	$13,535,403	$27,224,356
Net realized gain (loss) on investments and foreign currencies	2,002,476	4,867,921	29,605,505	10,332,321	3,812,040	50,410,350	5,826,950	(22,629,928)
Net unrealized gain (loss) on investments and foreign currencies	9,398,610	(1,266,158)	40,106,624	38,159,100	57,411,454	23,376,211	(10,551,636)	49,458,576

Net increase (decrease) in net assets resulting from operations	11,183,783	3,395,402	73,381,625	53,246,548	67,355,062	84,604,139	8,810,717	54,053,004

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	–	–	(5,703,783)	–	(10,420,982)	–	(30,733,820)
Net realized gain on securities	–	(9,907,299)	–	(57,354,654)	–	(45,692,358)	–	(2,407,964)

Total distributions to shareholders	–	(9,907,299)	–	(63,058,437)	–	(56,113,340)	–	(33,141,784)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	839,926	(3,633,641)	(35,686,302)	36,438,081	(18,224,980)	1,869,743	(5,471,239)	16,918,052

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,023,709	(10,145,538)	37,695,323	26,626,192	49,130,082	30,360,542	3,339,478	37,829,272
NET ASSETS:
Beginning of period	99,883,584	110,029,122	513,783,106	487,156,914	756,820,556	726,460,014	823,464,189	785,634,917

End of period†	$111,907,293	$99,883,584	$551,478,429	$513,783,106	$805,950,638	$756,820,556	$826,803,667	$823,464,189

† Includes accumulated undistributed net investment income (loss) of	$(360,964)	$(143,661)	$8,554,942	$4,885,446	$17,131,993	$11,000,425	$40,694,751	$27,159,348

See Notes to Financial Statements

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VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware statutory trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively, the “Funds,” or each, a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Growth Fund
Capital Appreciation Fund	Mid Cap Value Fund
Conservative Growth Lifestyle Fund*	Moderate Growth Lifestyle Fund*
Core Bond Fund	Small Cap Growth Fund
Government Money Market II Fund (formerly, Money Market II Fund)**	Small Cap Value Fund
High Yield Bond Fund	Socially Responsible Fund
International Opportunities Fund	Strategic Bond Fund
Large Cap Value Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in either the VALIC Company I (“VC I”) or VC II mutual funds.
**	Effective September 28, 2016, the Money Market II Fund was converted into a “government money market fund” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended. In connection with this conversion the name of Money Market II Fund was changed to Government Money Market II Fund.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

A. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of February 28, 2017, is reported on a schedule following the Portfolio of Investments.

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Government Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

B. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Futures: During the period, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as due from broker. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the High Yield Bond Fund used credit default swaps to manage credit risk (i.e., hedging), enhance returns, and as a substitute for physical securities.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations

126

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following the Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Funds may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Fund may suffer a loss.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The following tables represent the value of derivatives held as of February 28, 2017, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended February 28, 2017. For a detailed presentation of derivatives held as of February 28, 2017, please refer to the schedule following the Portfolio of Investments.

	Asset Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)(6)	Swap Contracts(2)	Foreign Forward Exchange Contracts(3)
High Yield Bond	$—	$414,442	$—	$414,442
Small Cap Value	—	—	—	—
Socially Responsible	—	—	—	—
Strategic Bond	—	—	64,942	64,942

	Liability Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)(6)	Swap Contracts(4)	Foreign Forward Exchange Contracts(5)
High Yield Bond	$—	$—	$27,498	$27,498
Small Cap Value	193,615	—	—	193,615
Socially Responsible	56,100	—	—	56,100
Strategic Bond	—	—	227,039	227,039

Statement of Assets and Liabilities Location:

(1)	Variation Margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Unrealized appreciation on forward foreign currency contracts
(4)	Unrealized depreciation on swap contracts
(5)	Unrealized depreciation on forward foreign currency contracts
(6)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Unrealized Appreciation (Depreciation)
Small Cap Value	$47,561
Socially Responsible	962,778

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VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)	Swap Contracts(1)	Foreign Forward Exchange Contracts(2)
High Yield Bond	$—	$1,273,700	$616,107	$1,889,807
Small Cap Value	1,693,464	—	—	1,693,464
Socially Responsible	2,512,219	—	—	2,512,219
Strategic Bond	—	—	3,929,216	3,929,216

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(3)	Swap Contracts(3)	Foreign Forward Exchange Contracts(4)
High Yield Bond	$—	$(144,737)	$(123,570)	$(268,307)
Small Cap Value	(19,917)	—	—	(19,917)
Socially Responsible	(265,067)	—	—	(265,067)
Strategic Bond	—	—	258,968	258,968

Statement of Operations Location:

(1)	Net realized gain (loss) on futures and swap contracts
(2)	Net realized foreign exchange gain (loss) on other assets and liabilities
(3)	Change in unrealized appreciation (depreciation) on futures and swap contracts
(4)	Change in unrealized foreign exchange gain (loss) on other assets and liabilities

The following table represents the average monthly balances of derivatives held during the six months ended February 28, 2017.

	Average Amount Outstanding During the Year
Fund	Futures Contracts(1)	Credit Swap Contracts(2)	Foreign Forward Exchange Contracts(2)	Total
High Yield Bond	$—	$20,665,850	$8,526,315	$29,192,165
Small Cap Value	12,127,579	—	—	12,127,579
Socially Responsible	26,410,373	—	—	26,410,373
Strategic Bond	—	—	83,695,395	83,695,395

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

129

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of February 28, 2017. The repurchase agreements held by the Funds and securities on loan as of February 28, 2017, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments of each Fund and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
JPMorgan Chase Bank N.A.	$—	$—	$—	$—	$27,498	$—	$—	$27,498	$(27,498)	$—	$(27,498)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

C. Stripped Mortgage-Backed Securities

Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

D. Mortgage-Backed Dollar Rolls

During the six months ended February 28, 2017, the Core Bond Fund and the Strategic Bond Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund‘s obligation to repurchase the securities. The return earned by a Fund with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

E. When-Issued Securities and Forward Commitments

Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended February 28, 2017, the Core Bond Fund and the Strategic Bond Fund purchased and/or sold when-issued securities.

F. Inflation-Indexed Bonds

Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

G. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Series’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

H. Investment Securities Loaned

To realize additional income, a Fund, except for Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, and the Government Money Market II Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statements of Operations as securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

I. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Securities purchased or sold on a when-issued or forward commitment basis are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Lifestyle Funds, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

In consideration of recent decisions rendered by the European courts, certain Funds filed reclaims to recover taxes withheld on dividends earned from certain European Union countries during calendar years 2007 through 2015. These filing are subject to various administrative and judicial proceedings within these countries. During the period, the International Opportunities Fund successfully recovered taxes withheld by Finland for the calendar years 2007 and 2008 in the amount of $418,765. Such amounts are disclosed in the Statement of Operations as Dividends, Interest income and Net realized foreign exchange gain (loss) on other assets and liabilities of $528,566, $20,444 and $(130,245), respectively. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

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VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 — 2015 or expected to be taken in each Fund’s 2016 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

J. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
Government Money Market II Fund	0.25%
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million

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VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the next $300 million
0.45% on assets over $500 million

VALIC has entered into subadvisory agreements with the following:

Delaware Investments Fund Advisers (“Delaware Investments”)—subadviser for a portion of the International Opportunities Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and the Small Cap Value Fund.(1)

Janus Capital Management, LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Opportunities Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

Robeco Investment Management, Inc. d/b/a Boston Partners (“Robeco”)—subadviser for a portion of the Mid Cap Value Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Government Money Market II Fund and the Socially Responsible Fund.

The Boston Company Asset Management, LLC (“The Boston Co.”)—subadviser for the Capital Appreciation Fund and a portion of the Large Cap Value Fund.

Wellington Management Company LLP—subadviser for the High Yield Bond Fund and a portion of the Mid Cap Value Fund.

Wells Capital Management Incorporated (“Wells Capital”)—subadviser for the Mid Cap Growth Fund.

(1)	Effective October 29, 2016, J.P. Morgan Investment Management Inc. replaced Wells Capital Management Incorporated as the subadvisor for the Small Cap Value Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund’s average daily net assets through December 31, 2017. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. The contractual expense waivers and fee reimbursements will continue until December 31, 2017, subject to termination by the Board, including a majority of the Trustees who are not interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (the “Disinterested Trustees”).

Fund	Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
Government Money Market II	0.55%
High Yield Bond	0.96%
International Opportunities	1.00%
Large Cap Value	0.81%
Mid Cap Growth	0.85%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Small Cap Growth	1.16%
Small Cap Value	0.95%
Socially Responsible	0.56%
Strategic Bond	0.89%

133

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

For the six months ended February 28, 2017, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$83,224
Capital Appreciation	52,771
Conservative Growth Lifestyle	65,426
Core Bond	99,399
Government Money Market II	119,314
International Opportunities	598,849
Large Cap Value	65,592
Mid Cap Growth	180,575
Moderate Growth Lifestyle	121,832
Small Cap Growth	49,220
Small Cap Value	173,527
Socially Responsible	157,130

VALIC may also voluntarily waive fees and/or reimburse expenses to avoid a negative yield on the Government Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market II Fund will be able to avoid a negative yield. For the six months ended February 28, 2017, VALIC voluntarily waived fees and/or reimbursed expenses of $62,816 for the Government Money Market II Fund.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”), an affiliate of the Adviser. SunAmerica receives from each Fund in the Series and VCI, other than the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee†: 0.0075% on the first $75 billion; 0.0060% on the next $25 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. For the six months ended February 28, 2017, the Administrator earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC I an annual fee of $132,510, which is allocated to each Fund in the Series and VC I based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the six months ended February 28, 2017, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the six months ended February 28, 2017, VALIC earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to three different affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the six months ended February 28, 2017, VC II has deferred $11,075 of trustee compensation.

134

†	Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.”

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

At February 28, 2017, the following affiliates owned outstanding shares of the following Funds:

	Holder
Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC II Aggressive Growth Lifestyle	VC II Conservative Growth Lifestyle	VC II Moderate Growth Lifestyle
Aggressive Growth Lifestyle	—%	—%	100.00%	—%	—%	—%	—%
Capital Appreciation	—	—	43.99	7.59	20.35	4.31	23.76
Conservative Growth Lifestyle	—	—	100.00	—	—	—	—
Core Bond	—	—	87.30	1.45	0.58	4.26	6.41
Government Money Market II	—	—	100.00	—	—	—	—
High Yield Bond	0.03	—	74.65	0.48	5.27	6.93	12.64
International Opportunities	—	—	93.20	—	3.00	0.62	3.18
Large Cap Value	—	—	87.92	—	4.52	1.56	6.00
Mid Cap Growth	—	—	88.06	1.68	4.72	0.60	4.94
Mid Cap Value	0.24	—	86.53	0.20	4.54	1.86	6.63
Moderate Growth Lifestyle	—	—	100.00	—	—	—	—
Small Cap Growth	—	—	76.49	3.76	10.43	1.24	8.08
Small Cap Value	—	—	85.94	0.69	5.05	1.64	6.68
Socially Responsible	0.00	—	100.00	—	—	—	—
Strategic Bond	0.06	0.01	72.17	0.62	4.69	9.15	13.30

As disclosed in the Portfolio of Investments, certain Funds own shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the six months ended February 28, 2017, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2016	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2017
VALIC Co. I Blue Chip Growth Fund	$—	$1,378,148	$15,321,422	$1,378,148	$2,214,368	$172,281	$(228,975)	$14,428,508
VALIC Co. I Capital Conservation Fund	161,455	7,864	5,985,390	3,382,009	2,019,291	(8,167)	(296,439)	7,043,502
VALIC Co. I Dividend Value Fund	353,073	1,525,322	17,130,245	1,878,395	—	—	(100,943)	18,907,697
VALIC Co. I Emerging Economies Fund	222,924	—	9,933,574	19,212,466	16,823,449	463,454	1,063,692	13,849,737
VALIC Co. I Foreign Value Fund	532,274	—	26,622,335	532,274	977,019	(65,329)	1,730,158	27,842,419
VALIC Co. I Global Real Estate Fund	1,618,663	1,995,020	54,356,225	4,998,868	14,546,705	(966,347)	(4,832,508)	39,009,533
VALIC Co. I Government Securities Fund	186,807	—	7,401,700	3,706,369	2,986,229	(39,531)	(336,262)	7,746,047
VALIC Co. I Inflation Protected Fund	86,941	50,628	3,256,539	31,339,872	—	—	191,314	34,787,725
VALIC Co. I International Equities Index Fund	448,593	—	33,545,328	448,593	17,614,272	(1,318,743)	1,643,148	16,704,054
VALIC Co. I International Growth Fund	166,270	—	17,423,681	166,270	6,481,237	(1,139,590)	1,185,756	11,154,880
VALIC Co. I Mid Cap Index Fund	377,158	2,582,696	26,564,486	7,067,135	—	—	118,272	33,749,893
VALIC Co. I Mid Cap Strategic Growth Fund	—	332,788	5,997,163	332,788	1,222,961	(203,187)	187,567	5,091,370
VALIC Co. I Nasdaq-100 Index Fund	52,150	325,415	12,357,276	377,565	5,978,856	2,669,001	(2,171,328)	7,253,658
VALIC Co. I Science & Technology Fund	—	420,758	7,961,730	420,758	2,808,422	602,542	(423,465)	5,753,143
VALIC Co. I Small Cap Index Fund	446,577	2,131,259	29,618,264	11,378,371	—	—	1,346,372	42,343,007
VALIC Co. I Small Cap Special Values Fund	153,242	984,341	14,152,320	1,137,582	—	—	546,503	15,836,405
VALIC Co. I Stock Index Fund	339,172	994,903	20,019,331	3,736,342	1,770,988	(84,097)	674,674	22,575,262
VALIC Co. I Value Fund	61,529	—	3,395,396	61,528	—	—	246,542	3,703,466
VALIC Co. II Capital Appreciation Fund	—	—	16,828,047	—	—	—	1,094,507	17,922,554
VALIC Co. II Core Bond Fund	—	—	31,650,665	—	25,211,288	(163,527)	(294,868)	5,980,982
VALIC Co. II High Yield Bond Fund	—	—	41,823,055	—	10,347,928	(124,603)	1,685,147	33,035,671
VALIC Co. II International Opportunities Fund	—	—	18,032,426	—	1,283,273	(6,551)	304,555	17,047,157
VALIC Co. II Large Cap Value Fund	—	—	9,847,452	—	—	—	1,369,336	11,216,788
VALIC Co. II Mid Cap Growth Fund	—	—	6,995,995	—	1,677,632	125,924	293,578	5,737,865
VALIC Co. II Mid Cap Value Fund	—	—	33,148,398	11,758,684	—	—	3,813,549	48,720,631
VALIC Co. II Small Cap Growth Fund	—	—	10,481,418	—	—	—	1,181,004	11,662,422
VALIC Co. II Small Cap Value Fund	—	—	21,141,495	3,595,281	—	—	3,097,157	27,833,933

135

†	Includes reinvestment of distributions paid.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Aggressive Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at 08/31/2016	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2017
VALIC Co. II Strategic Bond Fund	$—	$—	$33,848,518	$12,155,521	$7,601,203	$(215,905)	$618,132	$38,805,063
VALIC Co. I International Government Bond Fund	—	—	531,777	7,435,978	—	—	(338,065)	7,629,690

	$5,206,828	$12,729,142	$535,371,651	$126,500,797	$121,565,121	$(302,375)	$13,368,110	$553,373,062

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2016	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/28/2017
VALIC Co. I Blue Chip Growth Fund	$—	$167,310	$2,326,865	$167,310	$745,512	$(65,455)	$68,443	$1,751,651
VALIC Co. I Capital Conservation Fund	287,081	13,983	13,460,918	4,825,568	5,219,249	47,901	(591,186)	12,523,952
VALIC Co. I Dividend Value Fund	146,531	633,033	7,109,322	779,563	—	—	(41,893)	7,846,992
VALIC Co. I Emerging Economies Fund	73,806	—	1,540,790	10,590,900	8,344,756	180,320	424,095	4,391,349
VALIC Co. I Foreign Value Fund	117,712	—	11,259,806	117,712	5,874,131	(831,012)	1,484,973	6,157,348
VALIC Co. I Global Real Estate Fund	534,116	658,304	19,440,502	1,192,420	5,750,242	(700,969)	(1,309,599)	12,872,112
VALIC Co. I Government Securities Fund	144,952	—	11,452,787	1,629,221	7,233,541	(278,694)	(191,503)	5,378,270
VALIC Co. I Inflation Protected Fund	76,938	44,803	9,978,232	20,701,579	—	—	105,466	30,785,277
VALIC Co. I International Equities Index Fund	137,558	—	15,142,320	137,558	10,324,605	(726,595)	893,501	5,122,179
VALIC Co. I International Government Bond Fund	—	—	329,674	7,868,183	—	—	(324,251)	7,873,606
VALIC Co. I International Growth Fund	30,883	—	6,337,605	30,883	4,249,869	(686,220)	639,513	2,071,912
VALIC Co. I Mid Cap Index Fund	111,021	760,248	2,386,633	8,041,150	—	—	(412,300)	10,015,483
VALIC Co. I Mid Cap Strategic Growth Fund	—	23,714	671,931	23,714	335,484	(81,820)	84,458	362,799
VALIC Co. I Nasdaq-100 Index Fund	5,481	34,202	679,983	39,683	—	—	42,713	762,379
VALIC Co. I Science & Technology Fund	—	55,747	689,268	55,747	—	—	17,227	762,242
VALIC Co. I Small Cap Index Fund	106,449	508,019	5,475,724	4,462,125	—	—	155,278	10,093,127
VALIC Co. I Small Cap Special Values Fund	62,060	398,637	5,731,386	460,696	—	1	221,322	6,413,405
VALIC Co. I Stock Index Fund	27,275	80,005	2,047,065	107,280	398,974	5,149	54,873	1,815,393
VALIC Co. I Value Fund	15,421	—	851,011	15,421	—	—	61,793	928,225
VALIC Co. II Capital Appreciation Fund		—	3,560,571	—	—	—	231,581	3,792,152
VALIC Co. II Core Bond Fund		—	66,368,944	—	21,667,586	340,331	(1,242,808)	43,798,881
VALIC Co. II High Yield Bond Fund		—	45,840,032	—	4,174,026	292,523	1,504,706	43,463,235
VALIC Co. II International Opportunities Fund		—	7,246,530	—	3,696,379	24,679	(69,829)	3,505,001
VALIC Co. II Large Cap Value Fund		—	3,402,227	—	—	—	473,096	3,875,323
VALIC Co. II Mid Cap Growth Fund		—	665,361	—	—	—	56,896	722,257
VALIC Co. II Mid Cap Value Fund		—	7,779,257	11,087,630	—	—	1,109,317	19,976,204
VALIC Co. II Small Cap Growth Fund		—	542,833	726,999	—	—	117,698	1,387,530
VALIC Co. II Small Cap Value Fund		—	7,065,831	969,475	—	—	1,033,313	9,068,619
VALIC Co. II Strategic Bond Fund		—	69,060,359	9,307,930	3,465,841	(187,152)	947,992	75,663,288

	$1,877,284	$3,378,005	$328,443,767	$83,338,747	$81,480,195	$(2,667,013)	$5,544,885	$333,180,191

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2016	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Value at 02/28/2017
VALIC Co. I Blue Chip Growth Fund	$—	$1,596,942	$15,199,126	$1,596,943	$—	$—	$(76,901)	$16,719,168
VALIC Co. I Capital Conservation Fund	595,887	29,025	23,964,652	9,351,621	6,143,134	(24,910)	(1,152,510)	25,995,719
VALIC Co. I Dividend Value Fund	471,333	2,036,219	22,867,915	2,507,552	—	—	(134,753)	25,240,714
VALIC Co. I Emerging Economies Fund	226,614	—	9,422,600	23,141,922	21,938,495	606,451	1,125,178	12,357,656
VALIC Co. I Foreign Value Fund	529,911	—	29,489,789	529,911	4,186,055	(334,113)	2,219,243	27,718,775
VALIC Co. I Global Real Estate Fund	1,904,561	2,347,394	80,198,117	4,251,956	30,687,758	(2,505,958)	(5,356,700)	45,899,657
VALIC Co. I Government Securities Fund	322,195	—	12,651,446	6,927,203	6,675,888	(220,633)	(439,844)	12,242,284
VALIC Co. I Inflation Protected Fund	158,741	92,439	8,429,373	54,716,370	—	—	371,241	63,516,984

136

†	Includes reinvestment of distributions paid.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Moderate Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at 08/31/2016	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Value at 02/28/2017
VALIC Co. I International Equities Index Fund	$478,653	$—	$38,077,630	$478,653	$21,159,167	$(1,213,341)	$1,639,617	$17,823,392
VALIC Co. I International Government Bond Fund	—	—	840,378	9,735,408	—	—	(465,516)	10,110,270
VALIC Co. I International Growth Fund	132,857	—	23,502,940	132,857	14,585,645	(2,637,739)	2,500,777	8,913,190
VALIC Co. I Mid Cap Index Fund	580,321	3,973,905	34,948,351	15,646,329	—	—	(303,694)	50,290,986
VALIC Co. I Mid Cap Strategic Growth Fund	—	331,256	4,731,566	331,255	—	—	5,100	5,067,921
VALIC Co. I Nasdaq-100 Index Fund	59,445	370,938	7,374,763	430,383	—	—	463,240	8,268,386
VALIC Co. I Science & Technology Fund	—	555,062	6,862,935	555,062	—	—	171,521	7,589,518
VALIC Co. I Small Cap Index Fund	658,094	3,140,711	43,777,211	16,684,657	—	—	1,936,529	62,398,397
VALIC Co. I Small Cap Special Values Fund	235,437	1,512,320	21,192,799	2,363,958	—	—	773,964	24,330,721
VALIC Co. I Stock Index Fund	253,946	744,907	21,075,631	998,853	5,754,093	(35,292)	617,528	16,902,627
VALIC Co. I Value Fund	77,462	—	4,274,657	77,462	—	—	310,385	4,662,504
VALIC Co. II Capital Appreciation Fund	—	—	19,651,753	—	—	—	1,278,162	20,929,915
VALIC Co. II Core Bond Fund	—	—	93,570,680	7,040,573	33,165,495	110,054	(1,551,166)	66,004,646
VALIC Co. II High Yield Bond Fund	—	—	91,118,805	—	15,425,840	616,950	2,892,039	79,201,954
VALIC Co. II International Opportunities Fund	—	—	19,079,039	—	1,296,401	(29,464)	323,587	18,076,761
VALIC Co. II Large Cap Value Fund	—	—	13,077,261	—	—	—	1,818,457	14,895,718
VALIC Co. II Mid Cap Growth Fund	—	—	5,523,801	—	—	—	472,344	5,996,145
VALIC Co. II Mid Cap Value Fund	—	—	48,763,345	16,888,280	—	—	5,573,921	71,225,546
VALIC Co. II Small Cap Growth Fund	—	—	7,824,110	306,192	—	—	905,400	9,035,702
VALIC Co. II Small Cap Value Fund	—	—	25,081,035	8,185,026	—	—	3,562,082	36,828,143
VALIC Co. II Strategic Bond Fund	—	—	113,109,023	9,479,974	13,781,016	(353,313)	1,443,327	109,897,995

	$6,685,457	$16,731,118	$845,680,731	$192,358,400	$174,798,987	$(6,021,308)	$20,922,558	$878,141,394

†	Includes reinvestment of distributions paid.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended February 28, 2017 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$108,564,827	$121,565,121	$—	$—
Capital Appreciation	28,769,291	33,963,948	—	—
Conservative Growth Lifestyle	78,083,458	81,480,195	—	—
Core Bond	226,821,821	202,506,305	209,605,254	367,457,104
Government Money Market II	—	—	—	—
High Yield Bond	172,795,724	127,489,250	—	—
International Opportunities	199,351,563	237,665,028	—	—
Large Cap Value	94,991,645	107,141,266	—	—
Mid Cap Growth	48,029,099	57,424,706	—	—
Mid Cap Value	240,972,148	266,732,418	—	—
Moderate Growth Lifestyle	168,941,825	174,798,987	—	—
Small Cap Growth	15,983,801	15,162,913	—	—
Small Cap Value	281,663,618	288,695,774	—	—
Socially Responsible	—	3,228,228	—	—
Strategic Bond	365,135,488	274,366,790	293,368,278	362,000,250

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, treatment of deferred compensation, late year ordinary losses, straddles, investments in partnerships, treatment of defaulted securities and derivative transactions.

137

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at February 28, 2017.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifesyle	$530,260,881	$36,175,890	$(13,063,709)	$23,112,181
Capital Appreciation	70,711,199	18,304,210	(387,183)	17,917,027
Conservative Growth Lifestyle	328,944,419	9,738,725	(5,502,953)	4,235,772
Core Bond	1,051,028,857	16,509,489	(11,521,474)	4,988,015
Government Money Market II	141,988,524	—	—	—
High Yield Bond	660,543,531	26,057,649	(10,207,789)	15,849,860
International Opportunities	510,265,804	100,442,012	(17,355,445)	83,086,567
Large Cap Value	219,419,962	34,738,861	(3,328,152)	31,410,709
Mid Cap Growth	105,862,503	17,721,607	(1,569,827)	16,151,780
Mid Cap Value	911,380,511	197,384,273	(29,060,964)	168,323,309
Moderate Growth Lifestyle	844,842,974	48,419,938	(15,121,518)	33,298,420
Small Cap Growth	106,125,510	25,246,167	(5,990,284)	19,255,883
Small Cap Value	483,281,898	115,356,189	(20,025,434)	95,330,755
Socially Responsible	619,135,661	216,586,447	(18,828,146)	197,758,301
Strategic Bond	860,983,059	18,424,567	(12,247,193)	6,177,374

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term gains treated as ordinary income distributions for tax purposes.

The tax basis distributable earnings at August 31, 2016 and the tax character of distributions paid during the year ended August 31, 2016 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended August 31, 2016
Fund	Ordinary Income	Long-term Capital Gains and Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$10,175,053	$30,381,169	$9,744,071	$13,270,729	$34,330,762
Capital Appreciation	444,641	7,972,350	15,628,472	312,016	7,803,191
Conservative Growth Lifestyle	8,581,634	2,821,833	(1,309,113)	9,991,705	11,963,320
Core Bond	27,768,658	(1,908,578)	36,300,861	26,673,576	—
Government Money Market II	6,406	—	—	16,693	—
High Yield Bond	27,551,970	(34,993,409)	7,066,358	23,145,260	—
International Opportunities	7,790,735	(93,325,579)	89,320,198	6,570,282	—
Large Cap Value	3,049,306	(17,818,892)	18,661,358	2,372,082	—
Mid Cap Growth	—	(2,327,330)	12,642,604	—	9,306,137
Mid Cap Value	6,514,472	62,136,734	112,587,016	2,541,034	130,705,432
Moderate Growth Lifestyle	18,966,348	34,930,260	12,375,862	21,298,906	41,294,498
Small Cap Growth	—	6,502,058	9,857,273	69,228	9,838,071
Small Cap Value	5,369,680	19,109,755	55,204,215	10,495,948	52,562,489
Socially Responsible	12,252,457	52,201,632	140,081,780	10,420,982	45,692,358
Strategic Bond	28,271,122	(10,351,324)	16,957,611	32,224,009	917,775

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

138

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

As of August 31, 2016, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†	Unlimited†
Fund	2018	ST	LT
Aggressive Growth Lifestyle	$—	$—	$—
Capital Appreciation	—	—	—
Conservative Growth Lifestyle	—	—	—
Core Bond	—	—	1,908,578
Government Money Market II	—	—	—
High Yield Bond	25,316,663	6,794,791	2,881,955
International Opportunities	93,325,579	—	—
Large Cap Value	17,818,892	—	—
Mid Cap Growth	—	2,327,330	—
Mid Cap Value	—	—	—
Moderate Growth Lifestyle	—	—	—
Small Cap Growth	—	—	—
Small Cap Value	—	—	—
Socially Responsible	—	—	—
Strategic Bond	—	3,364,943	6,986,381

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, a Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended August 31, 2016, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$—	$—	$—
Capital Appreciation	—	2,395,637	—
Conservative Growth Lifestyle	—	21,888	—
Core Bond	—	(3,800,643)	5,482,755
Government Money Market II	—	—	—
High Yield Bond	—	1,421,111	10,857,666
International Opportunities	—	13,144,487	—
Large Cap Value	—	1,941,433	—
Mid Cap Growth	183,117	5,238,470	(4,934,885)
Mid Cap Value	—	9,057,391	—
Moderate Growth Lifestyle	—	—	—
Small Cap Growth	140,096	1,640,601	—
Small Cap Value	307	9,069,947	—
Socially Responsible	—	—	—
Strategic Bond	886,936	1,443,622	16,407,599

139

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the period ended February 28, 2017 (unaudited)		For the year ended August 31, 2016		For the period ended February 28, 2017 (unaudited)		For the year ended August 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,182,678	$12,531,257	2,529,023	$26,519,694	88,074	$1,432,115	165,944	$2,726,232
Reinvested dividends	—	—	4,837,550	47,601,491	—	—	527,990	8,115,207
Shares redeemed	(2,397,367)	(25,216,251)	(3,663,417)	(38,225,556)	(229,502)	(3,666,559)	(394,882)	(6,423,847)

Net increase (decrease)	(1,214,689)	$(12,684,994)	3,703,156	$35,895,629	(141,428)	$(2,234,444)	299,052	$4,417,592

	Conservative Growth Lifestyle				Core Bond
	For the period ended February 28, 2017 (unaudited)		For the year ended August 31, 2016		For the period ended February 28, 2017 (unaudited)		For the year ended August 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	998,825	$11,791,103	1,704,814	$20,114,374	5,220,436	$58,041,965	29,384,378	$324,369,615
Reinvested dividends	—	—	1,934,363	21,955,025	—	—	2,420,470	26,673,576
Shares redeemed	(1,266,416)	(14,986,972)	(3,130,108)	(37,003,004)	(19,251,400)	(213,629,536)	(22,860,308)	(253,759,878)

Net increase (decrease)	(267,591)	$(3,195,869)	509,069	$5,066,395	(14,030,964)	$(155,587,571)	8,944,540	$97,283,313

	Government Money Market II				High Yield Bond
	For the period ended February 28, 2017 (unaudited)		For the year ended August 31, 2016		For the period ended February 28, 2017 (unaudited)		For the year ended August 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	26,002,311	$26,002,311	72,393,205	$72,393,205	8,983,484	$68,459,718	19,111,895	$140,865,271
Reinvested dividends	13,912	13,912	16,693	16,693	—	—	3,241,633	23,145,260
Shares redeemed	(32,399,200)	(32,399,200)	(91,029,058)	(91,029,058)	(7,607,908)	(58,401,278)	(7,537,158)	(54,445,820)

Net increase (decrease)	(6,382,977)	$(6,382,977)	(18,619,160)	$(18,619,160)	1,375,576	$10,058,440	14,816,370	$109,564,711

	International Opportunities				Large Cap Value
	For the period ended February 28, 2017 (unaudited)		For the year ended August 31, 2016		For the period ended February 28, 2017 (unaudited)		For the year ended August 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	306,118	$4,747,257	2,689,365	$41,012,286	500,079	$9,953,471	2,348,522	$41,070,164
Reinvested dividends	—	—	426,088	6,570,282	—	—	136,483	2,372,082
Shares redeemed	(2,700,010)	(42,405,335)	(5,403,603)	(83,905,951)	(1,202,858)	(23,363,689)	(1,278,767)	(22,123,285)

Net increase (decrease)	(2,393,892)	$(37,658,078)	(2,288,150)	$(36,323,383)	(702,779)	$(13,410,218)	1,206,238	$21,318,961

	Mid Cap Growth				Mid Cap Value
	For the period ended February 28, 2017 (unaudited)		For the year ended August 31, 2016		For the period ended February 28, 2017 (unaudited)		For the year ended August 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	136,645	$1,183,916	931,126	$7,915,190	2,397,389	$51,817,427	2,878,053	$58,872,960
Reinvested dividends	—	—	1,179,485	9,306,137	—	—	6,976,255	133,246,466
Shares redeemed	(1,186,317)	(10,084,184)	(5,279,491)	(43,276,809)	(3,663,441)	(79,031,677)	(3,537,996)	(75,149,064)

Net increase (decrease)	(1,049,672)	$(8,900,268)	(3,168,880)	$(26,055,482)	(1,266,052)	$(27,214,250)	6,316,312	$116,970,362

140

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Moderate Growth Lifestyle				Small Cap Growth
	For the period ended February 28, 2017 (unaudited)		For the year ended August 31, 2016		For the period ended February 28, 2017 (unaudited)		For the year ended August 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,679,872	$23,650,531	3,284,540	$45,784,397	526,742	$7,881,009	476,646	$6,587,220
Reinvested dividends	—	—	4,706,271	62,593,404	—	—	826,986	9,907,299
Shares redeemed	(2,154,672)	(30,478,595)	(4,064,492)	(56,364,059)	(484,053)	(7,041,083)	(1,453,590)	(20,128,160)

Net increase (decrease)	(474,800)	$(6,828,064)	3,926,319	$52,013,742	42,689	$839,926	(149,958)	$(3,633,641)

	Small Cap Value				Socially Responsible
	For the period ended February 28, 2017 (unaudited)		For the year ended August 31, 2016		For the period ended February 28, 2017 (unaudited)		For the year ended August 31, 2016
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,545,407	$23,674,434	4,061,698	$55,420,760	1,127,125	$22,004,056	1,163,692	$22,038,052
Reinvested dividends	—	—	5,101,815	63,058,437	—	—	3,084,846	56,113,340
Shares redeemed	(3,928,126)	(59,360,736)	(6,081,367)	(82,041,116)	(2,044,003)	(40,229,036)	(4,041,692)	(76,281,649)

Net increase (decrease)	(2,382,719)	$(35,686,302)	3,082,146	$36,438,081	(916,878)	$(18,224,980)	206,846	$1,869,743

	Strategic Bond
	For the period ended February 28, 2017 (unaudited)		For the year ended August 31, 2016
	Shares	Amount	Shares	Amount
Shares sold	3,730,048	$41,894,937	9,365,661	$102,893,415
Reinvested dividends	—	—	3,063,011	33,141,784
Shares redeemed	(4,213,298)	(47,366,176)	(10,873,519)	(119,117,147)

Net increase (decrease)	(483,250)	$(5,471,239)	1,555,153	$16,918,052

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the six months ended February 28, 2017, the amount of expense reductions received by each Fund used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investments from the U.S. Government. As a result of the Core Bond Fund, Government Money Market II Fund and Strategic Bond Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The International Opportunities Fund invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Fund, except the Government Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds.

141

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Series’ custodian. The interest payable under the committed line of credit is the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points. In addition, the commitment fee on the daily unused portion of the committed line of credit is equal to 25 basis points per annum. The Series also paid a portion of an upfront fee in the amount of $50,000 at the closing of the committed and uncommitted lines of credit on October 7, 2016. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000. For the six months ended February 28, 2017, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
International Opportunities	8	$667	$1,535,678	1.90%
Large Cap Value	9	1,135	2,307,334	1.92
Mid Cap Growth	1	9	179,408	1.79

At February 28, 2017, there were no borrowings outstanding.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended February 28, 2017, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.

For the six months ended February 28, 2017, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
International Opportunities	$16,790	$439,856	$17,756

For the six months ended February 28, 2017, the following Funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-advisor:

Affiliated Broker	International Opportunities	Large Cap Value	Small Cap Value
ConvergEx Execution Solutions LLC	$—	$338	$—
J.P. Morgan Securities	—	—	2,216
Macquarie Bank	3,490	—	—
Pershing, LLC	—	210	—
Wells Fargo Securities, LLC	—	—	84

142

VALIC Company II

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund												Capital Appreciation Fund
	Six Months Ended February 28, 2017(f)		Year Ended August 31,										Six Months Ended February 28, 2017(f)		Year Ended August 31,
			2016		2015		2014		2013		2012				2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$10.41		$10.67		$12.04		$10.30		$9.22		$8.44		$15.99		$16.35	$15.88	$12.82	$10.92	$9.37

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.19		0.20		0.18		0.11		0.14		0.04		0.09	0.06	0.05	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currencies	0.51		0.56		(0.52)		1.77		1.10		0.79		1.00		1.20	0.46	3.08	1.88	1.55
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.61		0.75		(0.32)		1.95		1.21		0.93		1.04		1.29	0.52	3.13	1.95	1.60

Distributions from:
Net investment income	–		(0.23)		(0.19)		(0.11)		(0.13)		(0.15)		–		(0.06)	(0.05)	(0.07)	(0.05)	(0.05)
Net realized gain on securities	–		(0.78)		(0.86)		(0.10)		–		–		–		(1.59)	–	–	–	–

Total distributions	–		(1.01)		(1.05)		(0.21)		(0.13)		(0.15)		–		(1.65)	(0.05)	(0.07)	(0.05)	(0.05)

Net asset value at end of period	$11.02		$10.41		$10.67		$12.04		$10.30		$9.22		$17.03		$15.99	$16.35	$15.88	$12.82	$10.92

TOTAL RETURN(a)	5.86%		7.53%		(3.17)%		19.03%		13.21%		11.15%		6.50%		8.33%	3.28%	24.43%	17.93%	17.13%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.85	%(g)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.13	%(e)(g)	0.15	%(e)	0.14	%(e)	0.14	%(e)	0.15	%(e)	0.16	%(e)	0.98	%(g)	1.00%	0.98%	0.99%	1.01%	1.07%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		0.01	%(g)	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.87	%(e)(g)	1.78	%(e)	1.71	%(e)	1.56	%(e)	1.11	%(e)	1.62	%(e)	0.50	%(g)	0.52%	0.36%	0.31%	0.58%	0.53%
Ratio of net investment income (loss) to average net assets(c)	1.84	%(e)(g)	1.73	%(e)	1.67	%(e)	1.52	%(e)	1.06	%(e)	1.55	%(e)	0.37	%(g)	0.37%	0.23%	0.17%	0.42%	0.32%
Portfolio turnover rate	20%		24%		31%		32%		41%		44%		35%		54%	44%	44%	44%	119%
Number of shares outstanding at end of period (000’s)	50,195		51,410		47,707		42,546		38,755		34,029		5,172		5,313	5,014	5,491	5,470	5,443
Net assets at the end of period (000’s)	$553,298		$535,245		$508,890		$512,113		$399,133		$313,655		$88,083		$84,946	$81,961	$87,214	$70,095	$59,413

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

143

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund												Core Bond Fund
	Six Months Ended February 28, 2017(f)		Year Ended August 31,										Six Months Ended February 28, 2017(f)		Year Ended August 31,
			2016		2015		2014		2013		2012				2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$11.82		$11.95		$13.12		$12.13		$12.02		$11.22		$11.30		$10.93	$11.09	$10.69	$11.41	$10.90

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06		0.30		0.31		0.29		0.26		0.29		0.13		0.24	0.23	0.24	0.23	0.30
Net realized and unrealized gain (loss) on investments and foreign currencies	0.23		0.41		(0.62)		1.31		0.32		0.86		(0.29)		0.38	(0.16)	0.44	(0.43)	0.56
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.29		0.71		(0.31)		1.60		0.58		1.15		(0.16)		0.62	0.07	0.68	(0.20)	0.86

Distributions from:
Net investment income	–		(0.34)		(0.29)		(0.26)		(0.24)		(0.27)		–		(0.22)	(0.23)	(0.20)	(0.32)	(0.30)
Net realized gain on securities	–		(0.50)		(0.57)		(0.35)		(0.23)		(0.08)		–		(0.03)	–	(0.08)	(0.20)	(0.05)

Total distributions	–		(0.84)		(0.86)		(0.61)		(0.47)		(0.35)		–		(0.25)	(0.23)	(0.28)	(0.52)	(0.35)

Net asset value at end of period	$12.11		$11.82		$11.95		$13.12		$12.13		$12.02		$11.14		$11.30	$10.93	$11.09	$10.69	$11.41

TOTAL RETURN(a)	2.45%		6.19%		(2.65)%		13.34%		4.93%		10.50%		(1.42)%		5.78%	0.62%	6.44%	(1.95)%	8.08%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77	%(g)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.14	%(e)(g)	0.15	%(e)	0.14	%(e)	0.15	%(e)	0.16	%(e)	0.18	%(e)	0.79	%(g)	0.79%	0.79%	0.80%	0.84%	0.86%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.06	%(e)(g)	2.51	%(e)	2.45	%(e)	2.26	%(e)	2.12	%(e)	2.59	%(e)	2.30	%(g)	2.16%	2.10%	2.24%	2.12%	2.79%
Ratio of net investment income (loss) to average net assets(c)	1.02	%(e)(g)	2.46	%(e)	2.40	%(e)	2.22	%(e)	2.06	%(e)	2.51	%(e)	2.28	%(g)	2.15%	2.08%	2.21%	2.05%	2.70%
Portfolio turnover rate	24%		27%		33%		31%		53%		36%		41%		139%	153%	169%	175%	177%
Number of shares outstanding at end of period (000’s)	27,512		27,779		27,270		24,601		21,622		16,819		92,403		106,434	97,489	85,364	72,290	55,895
Net assets at the end of period (000’s)	$333,165		$328,390		$325,797		$322,764		$262,360		$202,134		$1,029,026		$1,202,915	$1,065,803	$946,699	$772,784	$637,701

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

144

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Government Money Market II Fund								High Yield Bond Fund
	Six Months Ended February 28, 2017(f)		Year Ended August 31,						Six Months Ended February 28, 2017(f)		Year Ended August 31,
			2016	2015		2014	2013	2012			2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$7.56		$7.40	$7.93	$7.63	$7.64	$7.28

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.00	0.00		0.00	0.00	0.00	0.20		0.37	0.38	0.41	0.44	0.46
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00		0.00	0.00		0.00	0.00	0.00	0.12		0.13	(0.53)	0.28	(0.03)	0.45
Net increase from payments by affiliates	0.00		–	0.00		–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	0.00		0.00	0.00		0.00	0.00	0.00	0.32		0.50	(0.15)	0.69	0.41	0.91

Distributions from:
Net investment income	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)	(0.00)	–		(0.34)	(0.38)	(0.39)	(0.42)	(0.55)
Net realized gain on securities	–		–	–		–	–	–	–		–	–	–	–	–

Total distributions	(0.00)		(0.00)	(0.00)		(0.00)	(0.00)	(0.00)	–		(0.34)	(0.38)	(0.39)	(0.42)	(0.55)

Net asset value at end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00	$7.88		$7.56	$7.40	$7.93	$7.63	$7.64

TOTAL RETURN(a)	0.01%		0.01%	0.01	%(e)	0.01%	0.01%	0.01%	4.23%		7.07%	(2.02)%	9.10%	5.46%	13.18%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.46	%(g)	0.32%	0.15%		0.15%	0.20%	0.19%	0.96	%(g)	0.96%	0.96%	0.96%	0.96%	0.96%
Ratio of expenses to average net assets(c)	0.72	%(g)	0.66%	0.64%		0.63%	0.65%	0.65%	0.96	%(g)	0.99%	0.98%	0.99%	1.01%	1.02%
Ratio of expense reductions to average net assets	–		–	–		–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.02	%(g)	0.01%	0.01%		0.01%	0.01%	0.01%	5.19	%(g)	5.16%	5.00%	5.25%	5.77%	6.26%
Ratio of net investment income (loss) to average net assets(c)	(0.25	)%(g)	(0.33)%	(0.48)%		(0.47)%	(0.44)%	(0.45)%	5.19	%(g)	5.13%	4.97%	5.22%	5.73%	6.20%
Portfolio turnover rate	N/A		N/A	N/A		N/A	N/A	N/A	22%		36%	36%	37%	34%	38%
Number of shares outstanding at end of period (000’s)	134,880		141,263	159,882		170,830	186,069	187,696	79,524		78,148	63,332	53,018	44,801	37,281
Net assets at the end of period (000’s)	$134,909		$141,291	$159,905		$170,575	$185,810	$187,430	$626,871		$590,679	$468,855	$420,459	$341,751	$284,818

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

145

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	International Opportunities Fund							Large Cap Value Fund
	Six Months Ended February 28, 2017(e)		Year Ended August 31,					Six Months Ended February 28, 2017(e)		Year Ended August 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$16.00		$15.08	$15.50	$13.78	$11.87	$12.47	$18.41		$17.08	$17.58	$14.51	$11.67	$10.41

Income (loss) from investment operations:
Net investment income (loss)(d)	0.02		0.14	0.16	0.16	0.14	0.20	0.13		0.27	0.20	0.22	0.19	0.15
Net realized and unrealized gain (loss) on investments and foreign currencies	0.28		0.94	(0.38)	1.75	2.04	(0.59)	2.43		1.27	(0.46)	3.04	2.81	1.22
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	0.30		1.08	(0.22)	1.91	2.18	(0.39)	2.56		1.54	(0.26)	3.26	3.00	1.37

Distributions from:
Net investment income	–		(0.16)	(0.20)	(0.19)	(0.27)	(0.21)	–		(0.21)	(0.24)	(0.19)	(0.16)	(0.11)
Net realized gain on securities	–		–	–	–	–	–	–		–	–	–	–	–

Total distributions	–		(0.16)	(0.20)	(0.19)	(0.27)	(0.21)	–		(0.21)	(0.24)	(0.19)	(0.16)	(0.11)

Net asset value at end of period	$16.30		$16.00	$15.08	$15.50	$13.78	$11.87	$20.97		$18.41	$17.08	$17.58	$14.51	$11.67

TOTAL RETURN(a)	1.88%		7.23%	(1.50)%	13.88%	18.58%	(2.95)%	13.91%		9.09%	(1.56)%	22.55%	26.02%	13.30%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.00	%(f)	1.00%	1.00%	1.00%	1.00%	1.00%	0.81	%(f)	0.81%	0.81%	0.81%	0.81%	0.81%
Ratio of expenses to average net assets(c)	1.21	%(f)	1.21%	1.21%	1.21%	1.31%	1.31%	0.87	%(f)	0.89%	0.88%	0.88%	0.91%	0.93%
Ratio of expense reductions to average net assets	–		0.00%	0.01%	0.00%	–	–	0.01	%(f)	0.01%	0.01%	0.01%	0.01%	0.02%
Ratio of net investment income (loss) to average net assets(b)	0.24	%(f)	0.91%	1.02%	1.05%	1.08%	1.70%	1.33	%(f)	1.59%	1.11%	1.31%	1.40%	1.33%
Ratio of net investment income (loss) to average net assets(c)	0.03	%(f)	0.70%	0.81%	0.84%	0.76%	1.39%	1.27	%(f)	1.51%	1.04%	1.24%	1.30%	1.21%
Portfolio turnover rate	36%		58%	59%	72%	62%	164%	41%		71%	72%	54%	53%	62%
Number of shares outstanding at end of period (000’s)	34,866		37,260	39,548	37,851	38,063	41,554	11,837		12,540	11,333	12,597	12,995	12,913
Net assets at the end of period (000’s)	$568,244		$596,055	$596,301	$586,631	$524,503	$493,207	$248,180		$230,844	$193,602	$221,453	$188,508	$150,682

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

146

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Growth Fund							Mid Cap Value Fund
	Six Months Ended February 28, 2017(e)		Year Ended August 31,					Six Months Ended February 28, 2017(e)		Year Ended August 31,
			2016	2015	2014	2013	2012			2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$8.42		$8.81	$10.13	$9.76	$8.45	$7.93	$20.45		$21.82	$25.15	$21.66	$17.31	$15.28

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		(0.02)	(0.02)	(0.05)	0.00	0.00	0.05		0.14	0.07	0.05	0.07	0.06
Net realized and unrealized gain (loss) on investments and foreign currencies	0.71		0.24	0.27	1.33	1.42	0.52	2.10		1.73	(0.82)	5.06	4.35	2.05
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	0.72		0.22	0.25	1.28	1.42	0.52	2.15		1.87	(0.75)	5.11	4.42	2.11

Distributions from:
Net investment income	–		–	–	(0.01)	(0.01)	–	–		(0.06)	(0.05)	(0.08)	(0.07)	(0.08)
Net realized gain on securities	–		(0.61)	(1.57)	(0.90)	(0.10)	–	–		(3.18)	(2.53)	(1.54)	–	–

Total distributions	–		(0.61)	(1.57)	(0.91)	(0.11)	–	–		(3.24)	(2.58)	(1.62)	(0.07)	(0.08)

Net asset value at end of period	$9.14		$8.42	$8.81	$10.13	$9.76	$8.45	$22.60		$20.45	$21.82	$25.15	$21.66	$17.31

TOTAL RETURN(a)	8.55%		3.01%	1.66%	13.86%	17.06%	6.56%	10.51%		9.62%	(3.61)%	23.97%	25.64%	13.85%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%(f)	0.85%	0.85%	0.85%	0.85%	0.85%	1.04	%(f)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets(c)	1.16	%(f)	1.17%	1.14%	1.17%	1.18%	1.18%	1.04	%(f)	1.06%	1.06%	1.05%	1.08%	1.11%
Ratio of expense reductions to average net assets	0.01	%(f)	0.01%	0.01%	0.01%	0.01%	0.03%	0.00	%(f)	0.00%	0.00%	0.00%	0.00%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.20	%(f)	(0.27)%	(0.26)%	(0.47)%	0.02%	0.02%	0.45	%(f)	0.65%	0.28%	0.22%	0.37%	0.39%
Ratio of net investment income (loss) to average net assets(c)	(0.11	)%(f)	(0.59)%	(0.54)%	(0.79)%	(0.30)%	(0.31)%	0.45	%(f)	0.64%	0.27%	0.22%	0.34%	0.33%
Portfolio turnover rate	41%		92%	102%	175%	112%	131%	24%		44%	56%	29%	46%	70%
Number of shares outstanding at end of period (000’s)	13,289		14,338	17,507	16,118	13,586	16,888	47,510		48,776	42,460	38,551	39,686	40,101
Net assets at the end of period (000’s)	$121,401		$120,774	$154,291	$163,273	$132,584	$142,785	$1,073,961		$997,576	$926,580	$969,591	$859,611	$694,095

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

147

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Moderate Growth Lifestyle Fund												Small Cap Growth Fund
	Six Months Ended February 28, 2017(f)		Year Ended August 31,										Six Months Ended February 28, 2017(f)		Year Ended August 31,
			2016		2015		2014		2013		2012				2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$13.98		$14.09		$15.61		$13.93		$13.10		$12.04		$14.20		$15.31	$16.27	$16.11	$13.47	$12.87

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.30		0.29		0.28		0.21		0.24		(0.03)		(0.03)	(0.04)	(0.14)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.53		0.70		(0.65)		1.99		1.04		1.06		1.64		0.42	0.97	1.68	3.92	1.66
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.63		1.00		(0.36)		2.27		1.25		1.30		1.61		0.39	0.93	1.54	3.83	1.59

Distributions from:
Net investment income	–		(0.32)		(0.28)		(0.20)		(0.21)		(0.24)		–		–	–	–	–	–
Net realized gain on securities	–		(0.79)		(0.88)		(0.39)		(0.21)		–		–		(1.50)	(1.89)	(1.38)	(1.19)	(0.99)

Total distributions	–		(1.11)		(1.16)		(0.59)		(0.42)		(0.24)		–		(1.50)	(1.89)	(1.38)	(1.19)	(0.99)

Net asset value at end of period	$14.61		$13.98		$14.09		$15.61		$13.93		$13.10		$15.81		$14.20	$15.31	$16.27	$16.11	$13.47

TOTAL RETURN(a)	4.51%		7.48%		(2.68)%		16.46%		9.76%		11.00%		11.34%		4.40%	5.26%	10.33%	31.19%	13.13%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	1.16	%(g)	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.13	%(e)(g)	0.14	%(e)	0.13	%(e)	0.13	%(e)	0.14	%(e)	0.16	%(e)	1.26	%(g)	1.29%	1.25%	1.26%	1.31%	1.33%
Ratio of expense reduction to average net assets	–		–		–		–		–		–		0.00	%(g)	0.01%	0.01%	0.00%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.48	%(e)(g)	2.15	%(e)	1.92	%(e)	1.84	%(e)	1.55	%(e)	1.99	%(e)	(0.44	)%(g)	(0.22)%	(0.25)%	(0.83)%	(0.65)%	(0.52)%
Ratio of net investment income (loss) to average net assets(c)	1.45	%(e)(g)	2.11	%(e)	1.89	%(e)	1.81	%(e)	1.50	%(e)	1.93	%(e)	(0.53	)%(g)	(0.35)%	(0.34)%	(0.93)%	(0.80)%	(0.69)%
Portfolio turnover rate	20%		33%		30%		27%		36%		36%		15%		39%	49%	63%	68%	63%
Number of shares outstanding at end of period (000’s)	60,107		60,581		56,655		51,152		43,504		34,532		7,078		7,035	7,185	7,001	6,333	6,026
Net assets at the end of period (000’s)	$878,041		$846,974		$798,444		$798,521		$606,185		$452,347		$111,907		$99,884	$110,029	$113,907	$102,025	$81,161

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

148

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund								Socially Responsible Fund
	Six Months Ended February 28, 2017(f)		Year Ended August 31,						Six Months Ended February 28, 2017(f)		Year Ended August 31,
			2016	2015	2014	2013	2012				2016	2015	2014	2013	2012

PER SHARE DATA
Net asset value at beginning of period	$13.57		$14.01	$16.65	$15.83	$12.68	$12.41		$19.23		$18.55	$18.56	$14.84	$12.53	$10.92

Income (loss) from investment operations:
Net investment income (loss)(d)	0.10		0.13	0.17	0.09	0.13	0.07		0.16		0.28	0.26	0.22	0.21	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	1.87		1.27	(0.56)	2.70	3.33	0.71		1.57		1.89	(0.05)	3.74	2.31	1.60
Net increase from payments by affiliates	–		–	–	–	–	0.00		–		–	–	–	–	–

Total income (loss) from investment operations	1.97		1.40	(0.39)	2.79	3.46	0.78		1.73		2.17	0.21	3.96	2.52	1.76

Distributions from:
Net investment income	–		(0.17)	(0.10)	(0.17)	(0.07)	(0.12)		–		(0.28)	(0.22)	(0.24)	(0.21)	(0.15)
Net realized gain on securities	–		(1.67)	(2.15)	(1.80)	(0.24)	(0.39)		–		(1.21)	–	–	–	–

Total distributions	–		(1.84)	(2.25)	(1.97)	(0.31)	(0.51)		–		(1.49)	(0.22)	(0.24)	(0.21)	(0.15)

Net asset value at end of period	$15.54		$13.57	$14.01	$16.65	$15.83	$12.68		$20.96		$19.23	$18.55	$18.56	$14.84	$12.53

TOTAL RETURN(a)	14.52%		11.27%	(3.38)%	18.39%	27.78%	6.58	%(e)	9.00%		12.16%	1.06%	26.82%	20.40%	16.34%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95	%(g)	0.95%	0.95%	0.95%	0.95%	0.95%		0.56	%(g)	0.56%	0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	1.01	%(g)	1.04%	1.03%	1.03%	1.05%	1.08%		0.60	%(g)	0.61%	0.61%	0.61%	0.62%	0.63%
Ratio of expense reductions to average net assets	0.00	%(g)	0.00%	0.00%	0.01%	0.01%	0.01%		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.36	%(g)	0.98%	1.02%	0.54%	0.91%	0.58%		1.61	%(g)	1.47%	1.35%	1.29%	1.56%	1.39%
Ratio of net investment income (loss) to average net assets(c)	1.30	%(g)	0.89%	0.95%	0.46%	0.81%	0.46%		1.57	%(g)	1.42%	1.31%	1.25%	1.49%	1.33%
Portfolio turnover rate	55%		59%	50%	47%	81%	96%		0%		25%	31%	26%	39%	44%
Number of shares outstanding at end of period (000’s)	35,483		37,866	34,784	33,516	32,045	32,052		38,443		39,360	39,153	36,604	39,040	47,833
Net assets at the end of period (000’s)	$551,478		$513,783	$487,157	$558,170	$507,366	$406,471		$805,951		$756,821	$726,460	$679,235	$579,372	$599,500

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was decreased by less than 0.01% from losses realized on the disposal of investments in violation of investment restrictions.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

149

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	Six Months Ended February 28, 2017(e)		Year Ended August 31,
			2016	2015	2014	2013		2012

PER SHARE DATA
Net asset value at beginning of period	$11.28		$11.00	$11.77	$11.23	$11.78		$11.31

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18		0.38	0.42	0.48	0.46		0.49
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.06)		0.39	(0.68)	0.62	(0.44)		0.58
Net increase from payments by affiliates	–		–	–	–	–		–

Total income (loss) from investment operations	0.12		0.77	(0.26)	1.10	0.02		1.07

Distributions from:
Net investment income	–		(0.45)	(0.41)	(0.44)	(0.46)		(0.60)
Net realized gain on securities	–		(0.04)	(0.10)	(0.12)	(0.11)		–

Total distributions	–		(0.49)	(0.51)	(0.56)	(0.57)		(0.60)

Net asset value at end of period	$11.40		$11.28	$11.00	$11.77	$11.23		$11.78

TOTAL RETURN(a)	1.06%		7.15%	(2.32)%	9.89%	0.03%		9.97%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets	0.87	%(f)	0.88%	0.87%	0.88%	0.89	%(b)	0.89	%(b)
Ratio of expenses to average net assets	0.87	%(f)	0.88%	0.87%	0.88%	0.91	%(c)	0.93	%(c)
Ratio of expense reductions to average net assets	–		–	–	–	–		–
Ratio of net investment income (loss) to average net assets	3.30	%(f)	3.51%	3.67%	4.11%	4.00	%(b)	4.39	%(b)
Ratio of net investment income (loss) to average net assets	3.30	%(f)	3.51%	3.67%	4.11%	3.98	%(c)	4.35	%(c)
Portfolio turnover rate	79%		162%	132%	150%	164%		191%
Number of shares outstanding at end of period (000’s)	72,500		72,983	71,428	64,149	61,398		53,061
Net assets at the end of period (000’s)	$826,804		$823,464	$785,635	$755,092	$689,403		$624,863

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

150

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (unaudited)

THE SUPPLEMENT IS NOT PART OF THE SEMI-ANNUAL REPORT

Filed under Rule 497(e)

Registration No. 333-53589

INTERNATIONAL OPPORTUNITIES FUND

(the “Fund”)

Supplement dated April 3, 2017, to the Fund’s Prospectus and

Statement of Additional Information dated January 1, 2017, as Supplemented and amended to date

Effective immediately, all reference to “Delaware Management Business Trust” is hereby deleted and replaced with “Macquarie Investment Management Business Trust”.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus and SAI, as applicable.

Please retain this supplement for future reference.

151

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (unaudited) — (continued)

THE SUPPLEMENT IS NOT PART OF THE SEMI-ANNUAL REPORT

Filed under Rule 497(e)

Registration No. 333-53589

SMALL CAP GROWTH FUND

(the “Fund”)

Supplement dated April 3, 2017, to the Fund’s Prospectus and

Statement of Additional Information (“SAI”) dated January 1, 2017, as supplemented and amended to date

Effective immediately, Felise Agranoff is on parental leave. During the time Ms. Agranoff is on leave, the Fund will continue to be managed by the remaining members of the portfolio management team. Ms. Agranoff is expected to return from her leave on or about April 24, 2017, at which point she will resume her full responsibilities as a member of the Fund’s portfolio management team.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus and SAI, as applicable.

Please retain this supplement for future reference.

152

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (unaudited) — (continued)

THE SUPPLEMENT IS NOT PART OF THE SEMI-ANNUAL REPORT

Filed under Rule 497(e)

Registration No. 333-53589

GOVERNMENT MONEY MARKET II FUND

SOCIALLY RESPONSIBLE FUND

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated April 21, 2017, to the Funds’

Prospectus dated January 1, 2017, as supplemented and amended to date

In the section entitled “Fund Summary: Socially Responsible Fund,” the table under the heading “Investment Adviser – Portfolio Managers” on page 45 of the Prospectus is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Timothy Campion	2012	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Jane Bayar Algieri	2015	Co-Portfolio Manager

In the section entitled “Management – Investment Subadvisers,” the information on page 74 with respect to SunAmerica Asset Management, LLC is hereby deleted in its entirety and replaced with the following:

Government Money Market II Fund

Socially Responsible Fund

SunAmerica Asset Management, LLC (“SAAMCo”)

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, New Jersey 07311

SAAMCo is organized as a Delaware limited liability company and is an indirect, wholly-owned subsidiary of AIG. SAAMCo’s primary focus has been on the management, in either an advisory or subadvisory capacity, of registered investment products. As of September 30, 2016, SAAMCo managed, advised and/or administered more than $80.34 billion in assets.

The Socially Responsible Fund is managed by a team consisting of Timothy Campion, Kara Murphy and Jane Bayar Algieri, with Mr. Campion serving as team leader. Mr. Campion is a Senior Vice President and Portfolio Manager at SAAMCo. He is responsible for the management and trading of a wide variety of social and domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge since 1999. Ms. Murphy is the Chief Investment Officer of SAAMCo. Previously, Ms. Murphy was the Director of Research and a senior research analyst covering the financial sector. Before joining SAAMCo, Ms. Murphy held research positions at Chilton Investment Company and Morgan Stanley Investment Management. Her investment experience dates from 2000. Ms. Algieri joined SAAMCo in 2004. She is a Portfolio Manager on index and social funds. Previously at SAAMCo, Ms. Algieri was an equity analyst and assistant portfolio manager on fixed income funds. Ms. Algieri received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business.

The Government Money Market II Fund is managed by a team consisting of Timothy Campion and Jane Bayar Algieri. Please see above for the biographies of Mr. Campion and Ms. Algieri.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

Please retain this supplement for future reference.

153

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

Delaware Investments Fund Advisers

2005 Market Street

Philadelphia, PA 19103

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

Janus Capital Management, LLC

151 Detroit Street

Denver, Colorado 80206

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

PineBridge Investments, LLC

399 Park Avenue

New York, New York 10022

Robeco Investment Management, Inc. d/b/a Boston Partners

909 Third Avenue, 32nd Floor

New York, New York 10022

SunAmerica Asset Management, LLC

Haborside 5

185 Hudson Street, Suite 3300

Jersey City, New Jersey 07311

The Boston Company Asset Management, LLC

BNY Mellon Center

201 Washington St.

Boston, Massachusetts 02108

Wellington Management Company LLP

280 Congress Street

Boston, Massachusetts 02210

Wells Capital Management Incorporated

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen Fuentes,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher Joe,

Chief Compliance Officer

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

VC II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC II’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners investing in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

154

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 11387 (02/2017) J74498

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 08, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 08, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: May 08, 2017